As filed with the Securities and Exchange Commission on
April 30, 2026
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 17 (File No.333-177381)	[X]
Post-Effective Amendment No. 2 (File No. 333-290379)	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 239 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood
, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2026 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:

[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[X]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

Prospectus
May
1
,
2026
RiverSource
®
Retirement Group Annuity
Contract
II
Group Deferred Combination Fixed/Variable Annuity

Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10
This prospectus contains information that you should know before investing in the
RiverSource Retirement
Group Annuity
Contract
II
(the Contract),
group deferred combination fixed/variable annuities
issued by
RiverSource Life
Insurance Company (“RVS Life”, “we”, “us” and “our”)
.
It is designed to fund employer group retirement plans that
meet the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended (the Code).
All material
terms and conditions of the
contracts, including material state variations and distribution channels, are described in this
prospectus.
The contract allows you to invest your money in (i) available subaccounts investing in shares of underlying funds, each of which has a particular investment objective, investment strategies, fees and expenses; or (ii) the
Special DCA
(“SDCA”) fixed account and guarantee period accounts (“GPAs”)
which earn fixed interest at rates that we adjust
periodically and declare when you make an allocation to that account. Additional information regarding each investment option is provided in Appendix A – Investment Options Available Under the Contract.
The contract is a complex investment and involves risks, including loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties. If you remove money from the GPAs prior to 30 days before the end of the guarantee period, we will apply a market value adjustment (“MVA”), which may be positive or negative.
You could lose
up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
Withdrawals from the contract could
also reduce the amount of certain optional benefits by more than the dollar amount of the withdrawal, and such reductions could be significant.
An investment in the contract is subject to the risks related to RVS Life. Any obligations under the contract that exceed the assets of the separate account are subject to our financial strength and claims-paying ability.
If you are a new
participant
in the
RiverSource Retirement Group Annuity
Contract
II
, you may
examine your certificate
and
cancel
your
Certificate
within 10 days of receiving it without paying fees or penalties.
In some states, this
cancellation period may be longer.
Upon cancellation, you will receive your total Contract Value and will not be assessed any fees or penalties on that amount. Alternatively, if state law requires, you will instead receive a refund of purchase payments and will not be assessed any fees or penalties. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities and market value adjusted
annuities
, has been prepared by the Securities and Exchange Commission’s staff and is available at
Investor
.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Retirement Group Annuity Contract II — Prospectus 1

2 RiverSource Retirement Group Annuity Contract II — Prospectus

Key Terms
These terms can help you understand details about your
contract
 and certificate
.
Accumulation unit
:
A measure of the value of each
subaccount
prior to the application of amounts to an
annuity payment plan.
Annuitant, Joint Annuitant
:
The participant named in
each certificate on whose life or life expectancy the
annuity payouts are based. A joint annuitant can be
named by the participant on the annuitization start date.
Annuitization start date
:
The date when annuity
payments begin according to the applicable annuity
payment plan
.
Annuity payouts
:
An amount paid at regular intervals
under one of several plans.
Assumed investment return
:
The rate of return we
assume your investments will earn when we calculate
your initial annuity payout amount using the annuity table
in your certificate. The standard assumed investment
return we use is 5% but you may request we substitute
an assumed investment return of 3.5%.
Beneficiary
:
The person a participant designates to
receive benefits in case of participant’s death while the
certificate is in force.
Certificate
:
The document issued to each participant
under a contract describing the terms of the contract and
the rights and benefits available to the participant.
Certificate account
:
An account established for each
participant under the contract to maintain a record of
payments, transactions and the value of each
participant’s investment.
Certificate account value
: The total value of a
participant’s certificate account at any point in time.
Certificate date
:
The date from which certificate
anniversaries, certificate years, and certificate months
are determined. It is the effective date of a participant’s
certificate account.
Certificate year
:
A period of 12 months, starting on the
certificate date and on each anniversary of the
certificate date.
Close of business
:
The time the New York Stock
Exchange (NYSE) closes (4 p.m. Eastern time unless the
NYSE closes earlier).
Code
:
The Internal Revenue Code of 1986, as amended.
Contract
:
The group flexible premium deferred variable
annuity contract by and between RiverSource Life and the
contract holder. The contract describes the terms of the
annuity contract, the rights of the contract holder and the
rights and benefits of the participants.
Contract holder (Plan Sponsor, Employer)
:
The employer
that owns this contract and has established and
sponsors the Plan. The contract holder, as the employer,
accommodates elective deferral contributions and
nonelective contributions made by or on behalf of
participants.
Contract year
:
A period of 12 months, starting on the
effective date of your contract and on each anniversary
of the effective date.
ERISA
:
Employee Retirement Income Security Act of
1974, as amended, and regulations thereunder.
Fixed Account
:
Part of our general account which
includes the loan account and the Special DCA fixed
account. Amounts allocated to this account earn interest
at rates that we declare periodically.
Funds
:
A portfolio of an open-end management
investment company that is registered with the Securities
and Exchange Commission (the "SEC") in which the
Subaccounts invest.

May also be referred to as an
underlying Fund.
Good order
:
We cannot process your transaction request
relating to the contract until we have received the
request in good order at our Service Center. “Good
order” means the actual receipt of the requested
transaction in writing, along with all information, forms
and supporting legal documentation necessary to effect
the transaction. To be in “good order,” your instructions
must be sufficiently clear so that we do not need to
exercise any discretion to follow such instructions. This
information and documentation generally includes your
completed request; the contract number; the transaction
amount (in dollars); the names of and allocations to
and/or from the subaccounts and the fixed account
affected by the requested transaction; Social Security
Number or Taxpayer Identification Number; and any other
information, forms or supporting documentation that we
may require. For certain transactions, at our option, we
may require the signature of all contract owners for the
request to be in good order. With respect to purchase
requests, “good order” also generally includes receipt of
sufficient payment by us to effect the purchase. We may,
in our sole discretion, determine whether any particular
transaction request is in good order, and we reserve the
right to change or waive any good order requirements at
any time.
Guarantee Period
:
The number of successive 12-month
periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs)
:
Options
to which
you may allocate purchase payments
or transfer
certificate account
value of at least $1,000. These
accounts
are held in a non-
unitized separate account.
We
periodically declare the guaranteed interest rates
for the
available guaranteed
periods
. These guaranteed rates
and periods of time may vary by state. Unless an
exception applies, transfers or
surrenders
from a GPA
done more than 30 days before the end of the guarantee
period will receive a market value adjustment, which may
result in a gain or loss.

RiverSource Retirement Group Annuity Contract II — Prospectus 3

Market Value Adjustment (MVA)
:
A positive or negative
adjustment assessed if any portion of a Guarantee
Period Account is
surrendered
or transferred more than
30 days before the end of its guarantee period.
Participant (you, your)
:
The person or persons for whom
a certificate account is established under the plan as
directed by the contract holder.
Plan
:
The written plan document established by the
contract holder which meets the requirements of
Section 403(b) of the Code.
Separate Account
:
An insulated segregated account, the
assets of which are invested solely in the underlying
Funds. We call this the Variable Account.
Service Center
:
Our department that processes all
transaction and service requests for the contracts. We
consider all transaction and service requests received
when they arrive in good order at the Service Center. Any
transaction or service requests sent or directed to any
location other than our Service Center may end up
delayed or not processed. Our Service Center address
and telephone number are listed on the first page of the
prospectus.
Subaccount
:
A division of the Variable Account, each of
which invests in one Fund.
Surrender value
:
The amount you are entitled to receive
if you make a full surrender from your certificate account.
It is the certificate account value immediately prior to the surrender, minus any applicable charges and any loan
amount, plus any positive or negative market value
adjustment.
Valuation date
:
Any normal business day, Monday
through Friday, on which the NYSE is open, up to the
time it closes. At the NYSE close, the next valuation date
begins. We calculate the accumulation unit value of each
subaccount on each valuation date. If we receive your
purchase payment or any transaction request (such as a
transfer or
surrender
request) in good order at our
Service Center before the close of business, we will
process your payment or transaction using the
accumulation unit value we calculate on the valuation
date we received your payment or transaction request.
On the other hand, if we receive your purchase payment
or transaction request in good order at our Service
Center at or after the close of business, we will process
your payment or transaction using the accumulation unit
value we calculate on the next valuation date. If you
make a transaction request by telephone (including by
fax), you must have completed your transaction by the
close of business in order for us to process it using the
accumulation unit value we calculate on that valuation
date. If you were not able to complete your transaction
before the close of business for any reason, including
telephone service interruptions or delays due to high call
volume, we will process your transaction using the
accumulation unit value we calculate on the next
valuation date.
Variable Account
:
Refers to the
RiverSource Variable
Account 10
, a Separate Account established to hold
contract owners’ assets allocated to the Subaccounts,
each of which invests in a particular Fund.

4 RiverSource Retirement Group Annuity Contract II — Prospectus

Overview of the
Contract
and
Certificate
The
contract
described in this prospectus is designed as a funding vehicle for retirement plan
s under Section 403(b) of
the
Code
. 403(b)
Plan
annuity
contract
s, which are also referred to as Tax Sheltered Annuities (TSAs), provide for certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under the
Code
. The
contract
is an agreement between the
contract holder
(generally the employer authorized to hold retirement
plan
assets for the benefit of employees) and RiverSource Life. The contract
is subject to the terms of the
Plan
to the
extent that the terms of the
plan
are consistent with the terms of the
contract
. The
contract holder
may purchase the
contract
and
participant
s may purchase
certificate
s thereunder. Each
participant
in the
Plan
is issued a
certificate
evidencing the
participant’s
interest in the
contract
and describing its benefits. The
participant
is an employee for
whose benefit the employer remits purchase payments to us. The participant
’s rights are subject to any conditions
and/or limitations imposed by the
Plan
.
Purpose:
The purpose of the
contract
is to allow
participant
s to accumulate money for retirement or a similar long-term
goal by making one or more purchase payments.
The
contract
offers various benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the
contract
.
It is not intended for investors whose liquidity needs require frequent withdrawals. If you plan
to manage your
investment in the
contract
by frequent or short-term trading, the
contract
is not suitable for you.
Phases of the
Contract
:
The
contract
has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase.
During the Accumulation Phase, you make purchase payments by investing in:
subaccount
s under
your
certificate
, each of which has a particular investment objective, investment strategies, fees and expenses, the
Special DCA
fixed account
and
GPAs
which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the certificate
account
. If the
certificate account value
goes to zero due to underlying fund’s performance or deduction of fees, the certificate
will no longer be in force and the
certificate
will terminate.
A list of investment options and additional information regarding each investment option available under the certificate is provided in Appendix A – Investment Options Available Under the
Certificate
.
The amount of money you accumulate under your
certificate
depends (in part) on the performance of the
subaccount
s
you choose or the rates you earn on allocations to the
Special DCA
Fixed Account
and
GPAs
.
The
GPAs
have guaranteed
interest rates for guarantee periods we declare when you allocate purchase payments or transfer certificate account value to them. A positive or negative MVA is assessed if any portion of a
Guarantee Period Account
is surrendered or
transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.  The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
You may transfer money between
investment options during the Accumulation Phase, subject to certain restrictions. Your certificate account value
impacts the value of your
contract’s
benefits during the Accumulation Phase, as well as the amount available for withdrawal and annuitization.
Income Phase.
The Income Phase begins when you (or your
beneficiary
) choose to annuitize the
certificate
. You can
apply your
certificate account value
(less any applicable
premium tax and/or other
charges) to an annuity payout
plan
that begins on the
annuitization start date
or any other date you elect. You may choose from a variety of plan
s that can
help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of
certificate account value
or surrender the
contract
during the Income Phase. Your choices for
subaccount
s may be limited. The
GPAs
and the Special DCA
fixed account
are not available after the
annuitization start
date
.
Contract
Features
:
•
Death Benefits.
If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary
or
beneficiaries. The
contract
includes a standard death benefit at no additional charge. After the death benefit is paid, the
certificate
will terminate.
•
Surrenders.
You may surrender all or part of your
certificate account value
, less any loan amount, at any time during
the Accumulation Phase. If you request a full surrender, the certificate account
will terminate. You also may establish
automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that

RiverSource Retirement Group Annuity Contract II — Prospectus 5

may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Early surrenders of contract value invested in a GPA are subject to an MVA and could result in a significant negative contract adjustment.
Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
•
Tax Treatment.
Generally, amounts contributed to a 403(b)
plan
are not taxed at the time of the contribution. Income
earned on your
certificate account
also grows tax-deferred until you make surrenders or begin to receive payouts.
Upon surrender, income taxes generally apply, (under certain circumstances, Internal Revenue Service (IRS) penalty taxes may apply to surrenders) unless you direct such amounts to be transferred to another investment within the
403(b)
plan
or have them directly rolled over to another eligible
plan
such as an IRA. Even if you direct payouts to
someone else, generally you will be taxed on the income if you are the participant
(see “Taxes”).
Additional Services:
•
Dollar Cost Averaging Programs.
Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between
subaccount
s. The Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA fixed account
to one or more eligible
subaccount
s
over a 6 or 12 month period.
•
Asset Rebalancing.
Allows you, at no additional cost, to automatically rebalance the subaccount
portion of your
certificate account value
on a periodic basis.
•
Automated Partial Surrenders.
An optional service allowing you to set up automated partial surrenders from the
Special DCA
fixed account
or the
subaccount
s.
•
Electronic Delivery.
You may register for the electronic delivery of your current prospectus and other documents related to your
contract
.

6 RiverSource Retirement Group Annuity Contract II — Prospectus

Important Information You Should Consider About the
Certificate

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes
. A positive or negative MVA is assessed if any portion of a
GPA
is
surrendered or transferred more than thirty days before the end of its guarantee period.
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $
100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Are There Ongoing Fees and Expenses?	Yes. The table below describes the current fees and expenses that you may pay each year , depending on the investment options you choose.			Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.95%	0.95%
	Fund options ( Funds fees and expenses) (2)	0.39%	2.32%
(1)
As a percentage of average daily
certificate
account value in the
variable account
. Includes the Mortality and Expense Fee and
contract
administrative charge.
(2)
As a percentage of Fund net assets.
Because your
Certificate
is customizable, the choices you make affect how
much you will pay. To help you understand the cost of owning your
Certificate
, the following table shows the lowest and highest cost you could pay
each year
, based on current charges. This estimate assumes that you
do not take withdrawals from the
Certificate
, which could add negative
MVAs that substantially increase costs.

	Lowest Annual Cost: $ 1,234	Highest Annual Cost: $ 2,804
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals

RiverSource Retirement Group Annuity Contract II — Prospectus 7

	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate including loss of principal.	Principal Risks of Investing in the Contract and Certificate
Is This a Short-Term Investment?
No.
•
The
Certificate
is not a short-term investment and is not appropriate for
an investor who needs ready access to cash.
•
Surrenders may also be subject to taxes and tax penalties.
•
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the
certificate
account value from the current
GPA
to any of the investment options
available under the
Certificate
, apply the
certificate
account value to an
annuity payout plan, or surrender the value from the current
GPA
(all
subject to applicable surrender, transfer, and annuitization provisions).
If
we do not receive any instructions by the end of the guarantee period, we will automatically transfer the
certificate
account value from the current
GPA
into the shortest
GPA
term available.
•
The benefits of tax deferral and long-term income mean the
Certificate
is
generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract and Certificate Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated With the Investment Options?
•
An investment in the
Certificate
is subject to the risk of poor investment
performance and can vary depending on the performance of the investment options available under the
Certificate
.
•
Each investment option (including under the
GPAs
and any
Fixed Account
investment options) has its own unique risks.
•
You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract and Certificate The Variable Account and the Funds The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the
Certificate
is subject to the risks related to us. Any
obligations (including under the
Fixed Account
) or guarantees and benefits
of the
Certificate
that exceed the assets of the Separate Account are
subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at
1-800-862-7
919
.
Principal Risks of Investing in the Contract and Certificate The General Account

8 RiverSource Retirement Group Annuity Contract II — Prospectus

	RESTRICTIONS	Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes.
Subject to certain restrictions, you may transfer your
certificate
account value
among the
subaccount
s without charge at any time before
the
annuitization start date
, and once per
contract year
after the
annuitization start date
.
•
Certain transfers out of the
GPAs
will be subject to an
MVA
.
•
We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•
We reserve the right to add, remove or substitute
funds
as investment
options. We also reserve the right, upon notification to you, to close or restrict any
funds
.
Making the Most of Your Certificate – Transferring Among Accounts Substitution of Investments
TAXES
What Are the Contract’s Tax Implications?
•
Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Certificate
.
•
If you purchase the
Certificate
through a tax-qualified
plan
or individual
retirement account, you do not get any additional tax benefit.
•
Earnings under your
contract
are taxed at ordinary income tax rates
generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Certificate
to you, in the form of commissions, additional cash benefits
(e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this
Contract
over
another investment for which the investment professional is not compensated or compensated less.
About the Service Providers

RiverSource Retirement Group Annuity Contract II — Prospectus 9

Fee Table and Examples
The following tables describe the fees
,
expenses
and adjustments
that you will pay when buying, owning,
surrendering, or making withdrawals from
an investment option or from the Certificate.
Please refer to your
Certificate Data page for information about the specific fees you will pay each year based on the options you have elected.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of certificate account
value is removed from an investment option before the expiration of a specified period.

Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The following table describes the fees and expenses that you will pay each year
during the time that you
own the
certificate
 (not including
funds
 fees and expenses).

Annual
Certificate
Expenses

Administrative Expenses

Annual certificate administrative charge	Maximum: $ 50	Current: $ 0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $ 20	Current: $ 0
Certificate administrative charge at full surrender	Maximum: $ 50	Current: $ 0
Base
Contract
Expenses

(as a percentage of average daily
certificate account value
in the
variable account
)

Mortality and expense risk fee	0.95%
The next table shows the minimum and maximum total operating expenses charged by the funds
 that you may pay
periodically during the time that you own the
certificate
. Expenses shown may change over time and may be higher
or lower in the future. A complete list of
funds
 available under the
contract
and
certificate
, including their annual
expenses, may be found in Appendix A.

Annual
Fund
Expenses
(1)

Minimum and maximum annual operating expenses for the
funds
(Including management, distribution (12b-1) and/or service fees and other expenses)
(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
(1)
Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract
owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential
conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccount
s
investing in
funds
that have adopted 12b-1
plan
s than if you select
subaccount
s investing in
funds
that have not adopted 12b-1
plan
s. For a
more complete description of each
fund’s
fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the
fund’s
prospectus and SAI.

10 RiverSource Retirement Group Annuity Contract II — Prospectus

Examples
These examples are intended to help you compare the cost of investing in a certificate
account with the cost of
investing in other variable annuity
contracts
. These costs include Annual
Contract
Expenses and Annual Fund
expenses.
The examples assume all certificate account value is allocated to the subaccounts. The examples do not reflect the
MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the
certificate
account for the time periods indicated. These
examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. The “Minimum” example
further assumes the least expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. Although
your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume the most expensive combination of
certificate
features and benefits and
the maximum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be lower, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,402	$ 10,367	$ 17,553	$ 36,537	$ 3,402	$ 10,367	$ 17,553	$ 36,537
Minimum Expenses.
These examples assume the least expensive combination of
certificate
features and benefits and
the minimum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,374	$ 4,272	$ 7,384	$ 16,208	$ 1,374	$ 4,272	$ 7,384	$ 16,208
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN IF YOU ALLOCATE
CERTIFICATE ACCOUNT
VALUE
TO ANY OTHER AVAILABLE
SUBACCOUNTS
.

RiverSource Retirement Group Annuity Contract II — Prospectus 11

Principal Risks of Investing in the
Contract
and
Certificate
Risk of Loss.
Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk.
This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk.
You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax.
A positive or
negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA.
A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate.
Subaccount Risk.
Amounts that you invest in the subaccounts are subject to the risk of poor investment performance.
You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account
value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount.
You are responsible for selecting subaccounts
that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk
below.
GPA Risk.
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource
Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer certificate account value from a GPA or you elect an annuity payout plan while you have certificate account value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of certificate account value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.
Managed Volatility Fund Risk.
The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk.
Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Certificate Changes Risk.
We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

12 RiverSource Retirement Group Annuity Contract II — Prospectus

Cybersecurity Risk.
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us.
The risk of cyberattacks may be higher
during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences.
Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The Variable Account:
The Variable Account was established under
Minnesota law on Aug. 23, 1995
. The Variable
Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment
Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of
RiverSource Life
.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of
RiverSource Life
’s other assets. The Variable Account’s assets are held separately from
RiverSource Life
’s assets and are not chargeable with liabilities incurred in any other business of
RiverSource
Life
.
RiverSource Life
 is obligated to pay all amounts promised to contract owners under the contracts. The Variable
Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds:
The contract currently offers Subaccounts investing in shares of the Funds.
Certificate account
value
allocated to a Subaccount will vary based on the investment experience of the corresponding Fund in which the
Subaccount invests. There is a risk of loss of the entire amount invested. Information regarding each Fund, including
(i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix
A
to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial
Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
•
Investment objectives:
The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management:
An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded

RiverSource Retirement Group Annuity Contract II — Prospectus 13

retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•
Eligible purchasers:
All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some
Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•
Asset allocation programs may impact Fund performance:
Asset allocation programs in general may negatively
impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer
or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
•
Funds available under the contract:
We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the
certificate
charges we impose. We select the underlying funds in
which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
Model portfolios:
Your financial advisor may develop subaccount allocation recommendations based on model portfolios created by affiliated and non-affiliated model providers. Model portfolio providers have a financial interest in providing the model portfolios, although they do not receive a fee. To the extent the model portfolios favor Funds advised or sub-advised by Columbia Management
, it is more profitable for Ameriprise Financial, Inc. and its affiliates.
Model portfolios do not take into account the investment objectives, financial situation, risk profile or particular needs of an individual investor. A model portfolio does not protect against the risk of loss or guarantee performance.
•
Money Market fund yield:
In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your
certificate account
value.
•
Conflicts of Interest with Certain Funds Advised by Columbia Management.
We are an affiliate of Ameriprise
Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia
Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio
Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia
Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

14 RiverSource Retirement Group Annuity Contract II — Prospectus

•
Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the
Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the
Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our
affiliate
Columbia Management
. We have additional financial incentive to offer our
affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us:
In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•
Compensating, training and educating financial advisors who sell the contracts and certificates
.
•
Granting access to our employees whose job it is to promote sales of the contracts/certificates
by authorized
selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•
Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts/certificates
including promoting the funds available under the
contracts/certificates
to
contract holders
and participants
, authorized selling firms and financial advisors.
•
Providing sub-transfer agency and shareholder servicing to
contract holders and participants
.
•
Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts/certificates
.
•
Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•
Furnishing personal services to
contract holders and participants
, including education of
contract holders and
participants
regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory
Authority (FINRA).
•
Subaccounting services, transaction processing, recordkeeping and administration.

RiverSource Retirement Group Annuity Contract II — Prospectus 15

•
Sources of revenue received from affiliated funds:
The affiliated funds are managed by Columbia Management
. The
sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•
Compensation paid out of 12b-1 fees that are deducted from Fund assets.
•
Sources of revenue received from unaffiliated funds:
The unaffiliated funds are not managed by an affiliate of ours.
The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
•
Compensation paid out of 12b-1 fees that are deducted from Fund assets.
The “Nonunitized” Separate Account and the Guarantee Period
Accounts (GPAs)
The “Nonunitized” separate account:
We hold amounts You allocate to the GPAs in a “nonunitized” separate account, which is maintained by Us and segregated from our general assets and the Variable Account. This separate account provides an additional measure of assurance that We will make full payment of amounts due under the GPAs. Unlike the
Variable Account (i.e., a unitized separate account), which has subaccounts and accumulation units, We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to Your value in the GPAs.
This guarantee is based on the continued claims-paying ability of the company’s general account. See “The General
Account” for more information.
The GPAs:
The certificate currently offers GPAs that earn fixed interest during guarantee periods ranging from 1 to
10 years. The available guarantee periods may vary by state. The GPAs may not be available for contracts
/certificate
accounts in some states (currently not available in Connecticut, Illinois, Indiana, Maryland, Oregon, Pennsylvania and
Washington)
. Information regarding each GPA, including (i) its name, and (ii) its term may be found in Appendix
A
to this
prospectus.
Currently, You may allocate purchase payments and/or certificate account value to one or more of the GPAs. The required minimum investment in each GPA is $1,000. GPAs are not available for investment after the annuitization start date. Each GPA pays an interest rate that is declared at the time of Your allocation to that account. Interest is credited daily. That interest rate is fixed for the guarantee period that You chose. We may periodically change the declared interest rate for any future allocations to these accounts, but We will not change the rate paid on any certificate account value already allocated to a GPA. The interest rates that we will declare as guaranteed rates in the future are determined by Us at Our discretion. These rates generally will be based on factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
Contact Our Service Center at the number listed on the cover page of this prospectus for current interest rates.
A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions, which We refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies:(i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. Amounts We pay as death claims will not be reduced by any MVA. We will not apply an MVA to contract value You transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period.
For more information about the MVA, see “Charges and Adjustments – Adjustments – Market Value Adjustments.”
During the 30 day window which precedes the end of your GPA investment’s guarantee period, You may elect one of the following options: (i) reinvest the certificate account value in a new GPA with the same guarantee period ; (ii) transfer the certificate account value to a GPA with a different guarantee period; (iii) transfer the certificate account value to any of the subaccounts or the regular Fixed Account, or surrender the certificate account value (subject to applicable surrender and transfer provisions). We will send You a letter prior to the end of your guarantee period that lists the

16 RiverSource Retirement Group Annuity Contract II — Prospectus

available GPAs or you can contact Our Service Center at the number listed on the cover page of this prospectus for the
GPAs currently available to You. If we do not receive any instructions by the end of Your guarantee period, We will automatically transfer the certificate account value into the shortest GPA term offered in Your state.

RiverSource Retirement Group Annuity Contract II — Prospectus 17

The General Account
The general account includes all assets owned by
RiverSource Life
, other than those in the Variable Account and our
other separate accounts. Subject to applicable
state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract
. These
guarantees are subject to the claims-paying ability and financial strength of
RiverSource Life
. You should be aware that
our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the loan account
and
the Special DCA fixed account.
We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and
certificate
issue year, but it will be shown on your
Certificate
Data
page and will not be lower than the minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of
RiverSource Life
. Information regarding each fixed account option, including (i) its name, (ii) its term, and (iii) its historical
guaranteed
minimum
interest rates may be found in Appendix
A
to this prospectus.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the
Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer certificate account value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special
DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use any
GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account

18 RiverSource Retirement Group Annuity Contract II — Prospectus

with interest at the annual effective rate we apply on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher. We reserve the right to declare different annual effective rates:
•
for the Special DCA fixed account; and
•
for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
•
the Special DCA fixed account for a twelve month term;
•
the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account in accordance with your investment instructions to us to the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs, including but not limited to, any limitations described in this prospectus on transfers
(see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works

By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$ 5,000.00
		Jan 16th	5,000.14	1/6	$ 833.36	$ 18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11. per unit over the 6 months, while the average market price actually was $18.33.
The Loan Account
On the date your loan is processed, the loan amount is subtracted pro rata from all accounts in which you are invested, except the Special DCA fixed account and GPAs, and transferred to a loan account.
The loan account will earn interest daily. The current crediting rate will never be less than the fixed account minimum interest rate
You may not make exchanges from the certificate account or plan to plan transfers from the loan account until after repayment of the loan balance. For more information about loans and loan account, see “Loans”.
Enrolling Under the Contract
Only employers with retirement plans qualified for tax favored treatment under section 403(b) of the Code may be issued a contract.
To enroll under the contract, you need to fill out an enrollment form and send it along with your initial purchase payment to our Service Center. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your certificate or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You cannot own a certificate in joint tenancy. You can enroll if you are 90 or younger.

RiverSource Retirement Group Annuity Contract II — Prospectus 19

When you enroll, you may select (if available in your state):
•
GPAs, subaccounts and/or the Special DCA fixed account in which you want to invest;
•
how you want to make purchase payments;
•
a beneficiary.
The certificate provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the Special DCA fixed account. We reserve the right to limit purchase payment allocations to the Special DCA fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot terminate automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. (See “Purchase Payments.”)
If your enrollment form is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your enrollment form, we will send you a certificate. If your enrollment form is not complete, you must give us the information to complete it within five business days. If we cannot accept your enrollment form within five business days, we will decline it and return any payment unless you specifically ask us to keep the payment and apply it once your enrollment form is complete.
We may discontinue enrolling new participants into the contract. In that case, we will notify the contract holder that no new participants will be enrolled under the contract on and after a specified date not earlier than 60 days after the date of the notice.
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
Unless you may make regular payments to your certificate account under a scheduled payment plan, you must make an initial purchase payment of $2,000 (see “Enrolling under the Contract — Purchase Payments”). To begin a scheduled payment plan, you should contact the contract holder who will provide applicable forms. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429.
Multiple mailings will resume within 30 days after we receive your opt out request.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the certificate account value, after market value adjustment of any GPAs, if applicable, will be annuitized or converted to a stream of monthly payments. If your certificate is annuitized, the certificate goes into payout and only the annuity payout provisions continue. You will no longer have access to your certificate account value. This means that the death benefit will end. When we process your enrollment form, we will establish the annuitization start date to be the maximum age (or certificate anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than the 30th day after the certificate date; and no later than
•
your 95th birthday or the tenth certificate anniversary, if later,
•
or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your certificate to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the certificate’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as you live. If you do not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

20 RiverSource Retirement Group Annuity Contract II — Prospectus

Generally, if tax laws require that you take distributions from your annuity prior to your annuitization start date, your certificate will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the certificate is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of the contract and certificate will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payments are payments made by you or on your behalf for the benefits described in the certificate. Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract and
Plan. If we do not receive your initial purchase payment within 180 days from the enrollment signed date, we will consider your certificate void from the start.

Minimum initial purchase payments*:	$2,000
Minimum additional purchase payments*:
If paying by installments under a group bill:	$25.00
If paying by any other method:	$50.00
Maximum total purchase payments
** (without our approval) based on your age on the effective date of the payment:

For the first year and total: through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year: through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.00.
**
These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your certificate account. We reserve the right to waive or increase the maximum limit. The Code’s limits on annual contributions also apply.
Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.
How to Make Purchase Payments

1
Electronically
We can help the contract holder set up an automatic salary reduction agreement.
•
Our Service Center or your financial advisor can help you to move money electronically
•
You can use the secure site at ameriprise.com or the Ameriprise Financial app if you are an Ameriprise client

2
By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474
Contributions to Your Certificate Account
There are three ways to make contributions to your certificate account:
–
annual contributions made through the contract holder payroll;

RiverSource Retirement Group Annuity Contract II — Prospectus 21

–
with the Plan approval, a rollover from another eligible retirement plan; or
–
with the Plan approval, a plan to plan transfer or exchange under the same 403(b) plan.
Annual contributions made through the contract holder payroll
Annual contributions made through the contract holder payroll are made as elective deferral contributions and nonelective contributions, subject to the applicable annual contribution limits.
•
Elective deferral contributions:
are the aggregate of amounts you or the contract holder, acting on your behalf, contribute to an elective deferral plan under any salary reduction agreement that conforms with the Code (“pre-tax contributions”).
•
Nonelective contributions:
are any contributions made by the contract holder on your behalf (or to other
403(b) funding instruments authorized under the Plan) that do not qualify as elective deferral contributions. Any corrective contributions made by the contract holder as part of a voluntary compliance program will not be a nonelective contribution unless specifically identified as such as part of the correction process.
You may not make elective deferral contributions to the certificate account which, when added to contributions that are made by you or on your behalf to any other salary reduction arrangement, exceed the annual contribution limitations imposed by the Code for each calendar year. If the Plan permits, this annual limit may be increased, however, if you are eligible for the special “catch up” limitations under the Code for participants that are age 50 or older and the special limits applicable for certain employees with long term service with the employer, subject to the IRS rules. For any participant, the sum of elective deferral contributions and nonelective contributions, if any, made during any year cannot exceed the limitations of the Code. If the Plan uses a plan year other than the calendar year, then the limitations under the Code shall apply to contributions made during the plan year as defined under the Plan. We are not responsible for tracking those limits.
The limitations on contributions described in this provision shall not apply with respect to any purchase payment that qualifies as an eligible rollover distribution, as defined in the Code, from another eligible retirement plan as defined in the Code, or that is a plan to plan transfer of assets to your certificate account, or that is an exchange of contracts under applicable IRS guidance.
Excess Deferrals and Excess Contributions:
Excess elective deferral contributions may be removed from your certificate account by April 15th of the calendar year following the year in which the excess elective deferral contribution occurred, provided that you or the contract holder notify us of the excess no later than the March 31st immediately preceding such date. In the absence of such notice, we are not required to return any such excess to you. We may distribute these amounts at any time. To the extent that the IRS permits alternative corrections for excess nonelective contributions, such amounts may be corrected in accordance with permitted correction methodology and with the Plan.
Notwithstanding the preceding, nothing in the contract or the certificate shall prohibit us from making corrective distributions in accordance with the contract holder’s efforts to satisfy voluntary compliance programs established by the IRS to comply with 403(b) plan requirements.
Vesting:
Elective deferral contributions are always fully vested and nonforfeitable. Nonelective contributions are generally fully vested and nonforfeitable; however, the terms of the Plan may impose a vesting schedule on nonelective contributions and, in such instance, your vesting rights in the certificate account will be determined in accordance with the Plan.
If we accept unvested nonelective contributions, such unvested amounts shall be treated as if held in a separate account from your vested contributions in the certificate account solely for purposes of complying with the final IRS regulations applicable to such contributions to an annuity contract. The portion of the certificate account that is vested and the portion of the certificate account that is unvested are treated as separate certificate accounts.
Rollover Contributions into Certificate Accounts
A rollover is a contribution by you from an eligible retirement plan that qualifies as an eligible rollover distribution under the Code. A rollover may also be made by means of a direct rollover. A direct rollover is a rollover in which the proceeds of a distribution from another eligible retirement plan are made directly into your certificate account and are not paid, in cash or in kind, to you.
The certificate account may accept rollovers from any eligible retirement plan as defined in the Code to the extent it can accommodate such rollovers in accordance with applicable requirements.
Plan to Plan Transfers to Certificate Accounts
If permitted by the Plan, the certificate account may accept a plan to plan transfer of your interest in a 403(b) annuity contract and/or 403(b)(7) custodial account issued to you under another employer’s 403(b) plan only if:
a.
the other 403(b) plan permits plan-to-plan transfers; and
b.
you are an employee or former employee of the contract holder and covered by the Plan under which the contract was issued; and

22 RiverSource Retirement Group Annuity Contract II — Prospectus

c.
your accumulated benefit immediately after the transfer is at least equal to your accumulated benefit immediately before the transfer, without regard to normal contract fees, charges and expenses; and
d.
the amount transferred into the certificate account must remain subject to distribution restrictions no less stringent than imposed by the transferring contract.
We may require any documentation from the other 403(b) plan as we deem necessary to process the transfer in accordance with applicable IRS guidance and to confirm that the other plan is a plan that satisfies section 403(b) of the
Code.
Contract Exchanges to Certificate Accounts
If permitted by the Plan, the certificate account may accept an exchange of 403(b) contracts and/or 403(b)(7) custodial accounts. Any such exchange is permitted only if:
a.
the accumulated benefit of the certificate account immediately after the exchange is at least equal to the accumulated benefit of your 403(b) contract or 403(b)(7) custodial account immediately before the exchange; and
b.
the certificate account remains subject to distribution restrictions no less stringent than those imposed by the
403(b) contract or 403(b)(7) custodial account sending the exchange; and
c.
either we are included as an authorized 403(b) product provider under the Plan or we and the contract holder enter into an agreement to share information for 403(b) compliance purposes, including, but not limited to information on employment status, hardship distributions, loans, distributions, transfers and exchanges and contributions made to other authorized 403(b) product providers.
Mistaken Contributions:
If any amount is contributed into a certificate account under the Plan by a good faith mistake of fact, the mistaken contribution will be voided from the start and refunded to the party that made the contribution if a request is made by you, the contract holder or the administrator of the Plan and such request is received within one year after receipt of the mistaken contribution.
Nondiscrimination Requirements:
Purchase payments made by you or on your behalf into the Plan are subject to the applicable nondiscrimination requirements of the Code. Amounts contributed for you that cause the 403(b) Plan to fail to satisfy such requirements may be refunded to you or to the contract holder, as appropriate, in accordance with the
Plan and IRS guidance.
Discontinuance of Purchase Payments under the Contract:
We reserve the right to discontinue accepting additional
purchase payments after 60 days written notice. In all other respects the certificate account will continue to operate according to terms described in this certificate.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a participant’s access to certificate account values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
Charges
and Adjustments
Transaction Expenses
Surrender Charge for Fixed Annuity Payout Plans
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If
you
elect an annuity payout plan on a fixed basis and the plan
we
make available provides a liquidity feature
permitting
you
to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply. The surrender charge helps
us
cover sales and distribution expenses.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate
we
use in determining present values varies based on: (1) the
certificate account
value originally applied
to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If
we
do not currently offer immediate annuities,
we
will use
rates and values applicable to new annuitizations to determine the discount rate.

RiverSource Retirement Group Annuity Contract II — Prospectus 23

Once the discount rate is applied and
we
have determined the present value of the remaining guaranteed payouts you
are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you
will receive.

Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Adjustments
Market Value Adjustments

We guarantee the
certificate account
value allocated to the GPAs, including interest credited, if you do not make any transfers or
surrenders
from the GPAs prior to 30 days before the end of the guarantee period.
At all other times, and
unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have
certificate account
value invested in a GPA.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.

No MVA will apply to amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to
100
% of the amount
surrendered
as
a result of a negative MVA.
Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial
surrender
based on the percentage of
certificate account
value that is withdrawn. If you request a
partial
surrender
from the GPAs that will give you the net amount you requested after we apply any applicable MVA
 and
certificate administrative charge
, the MVA could increase or decrease the percentage of
certificate account
value that is
withdrawn.
In these circumstances, a negative MVA would increase the impact of a partial surrender
on the value of the
death benefit.
When you request an early
surrender
, we adjust the early
surrender
amount by an MVA formula. The MVA is sensitive to
changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender
and the interest rate
we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender
corresponding to
the time remaining in your guarantee period and your guaranteed interest rate.
If interest rates have increased, the MVA
will generally be negative and the early
surrender
amount will be less; if interest rates have decreased, the MVA will generally be positive and the early
surrender
amount will be increased. This is summarized in the following table:

If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive

24 RiverSource Retirement Group Annuity Contract II — Prospectus

The precise MVA formula we apply is as follows:

Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered .
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Certificate administrative charges and other
charges applicable to your contract
may also apply to an early
surrender
. As
noted above, we do not apply MVAs to the amounts we deduct for fees and charges
. Please note that when you request
an early
surrender
, we
surrender
an amount from your GPA that will give you the net amount you requested after we apply the MVA
 and any applicable certificate administrative charge,
unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender
would have on your
certificate account
value.
Values fluctuate daily and the actual MVA applied at the time an early
surrender
is processed may be more or less than the values quoted at the time of your call.
Additional information
about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the certificate administrative charge and mortality and expense risk fee.
Certificate Administrative Charge
We may charge a fee for establishing and maintaining our records for each certificate account. Currently, we do not impose this charge but we reserve the right to apply this charge to new participants in the future.
We also reserve the right to institute this charge after the first contract anniversary to a maximum of $50 for all participants. We would waive this charge when your certificate account value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first certificate anniversary for participants with certificate account values of $50,000 or more.
If you take a full surrender of your certificate account, we will deduct the full certificate administrative charge, if any, at the time of full surrender regardless of the certificate account value.
The charge would not apply to the amount applied to an annuity payment plan or to a participant’s death benefit.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as the percentage of the daily certificate account value in the variable account. The unit values of your subaccounts reflect this fee and it totals
0.95%
of the subaccounts’ average daily net
assets on an annual basis. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees for a participant after the certificate is issued.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and described in the certificate, no matter how long a specific participant or annuitant lives and no matter how long our entire group of participants or annuitants live. If, as a group, participants or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the certificate administrative charge more than $50 per certificate account and this charge may not cover our expenses. We would have to make up any deficit from our general assets.
We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.

RiverSource Retirement Group Annuity Contract II — Prospectus 25

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may reduce or eliminate certain charges such as the certificate administrative charges.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your certificate.
Valuing Your Investment
We value your accounts as follows:
GPAs
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•
the sum of your purchase payments and transfer amounts allocated to the GPA;
•
plus interest credited;
•
minus the sum of amounts surrendered and amounts transferred out; and
•
minus any prorated portion of the certificate administrative charge.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•
the sum of your purchase payments allocated to the Special DCA fixed account;
•
the sum of amounts allocated to the loan account;
•
plus interest credited;
•
minus the sum of amounts surrendered and amounts transferred out; and
•
minus any prorated portion of any certificate administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate account for that subaccount. Conversely, we subtract a certain number of accumulation units from your certificate account each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a certificate administrative charge, if applicable.
The accumulation units are the true measure of investment value in each subaccount during the accumulation period.
They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units:
to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value:
the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.

26 RiverSource Retirement Group Annuity Contract II — Prospectus

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units:
accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;
•
transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the
GPAs);
•
partial surrenders;
and a deduction of a prorated portion of the certificate administrative charge.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.

RiverSource Retirement Group Annuity Contract II — Prospectus 27

Making the Most of Your Certificate
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to one or more subaccounts. You may not set up automated transfers to or from the GPAs or to the Special DCA fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works

By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$ 100	$ 20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.
Subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the “Special
DCA Fixed Account” section in this prospectus for details.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your certificate account value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your certificate account value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The certificate account value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your certificate account value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.
Asset rebalancing is available for use with the Special DCA fixed account (see “Special DCA Fixed Account”) only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the
Special DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the
Special DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account, as you may choose.

28 RiverSource Retirement Group Annuity Contract II — Prospectus

Transferring Among Accounts
You may transfer certificate account value from any one subaccount, GPAs and the Special DCA fixed account, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs. You may not transfer certificate account value to the Special DCA fixed account. You may not transfer certificate account value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm
Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm
Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer Policies” below.
Transfer Policies
•
Before the annuitization start date, you may transfer certificate account values between the subaccounts, or from the subaccounts to the GPAs at any time.
•
You may transfer certificate account values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of certificate account value, unless an exception applies (see “Charges and Adjustments –
Adjustments – Market Value Adjustments”).
•
You may not transfer certificate account values from the subaccounts or the GPAs into the Special DCA fixed account.
However, you may transfer certificate account values as automated monthly transfers from the Special DCA fixed account to the subaccounts (see “The Special DCA Fixed Account”).
•
After the annuitization start date, you may not make transfers to or from the GPAs or from the Special DCA fixed account, but you may make transfers once per certificate year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all certificate account value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the certificate account. If market timing causes the returns of an underlying fund to suffer, certificate account value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not enroll under a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

RiverSource Retirement Group Annuity Contract II — Prospectus 29

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•
preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of certificate account value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a participant who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your certificate account and the terms of the contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all participants uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower certificate account values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your certificate account, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your certificate account and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your certificate account transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of certificate account value to or from the underlying fund, and we must follow this instruction. We reserve the right to

30 RiverSource Retirement Group Annuity Contract II — Prospectus

administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the certificate account in several ways, including but not limited to:
•
Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make within the certificate account, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•
Funds that are available as investment options under the contract and listed in the certificate may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or
Surrender

1
By
automated transfers and automated partial
surrenders
Your sales representative can help you set up automated transfers among your subaccounts or GPAs or automated partial surrenders from the GPAs, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic purchase payments if automated partial surrenders are in effect.
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None

2
By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our service center:
RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:	$250 or entire account balance**

RiverSource Retirement Group Annuity Contract II — Prospectus 31

Maximum amount
Transfers or surrenders:	Certificate account value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**
The certificate account value after a partial surrender must be at least the loan balance, if any, plus $500.
Surrenders
Surrenders of certificate account values:
Any distribution from a certificate account will be treated as a surrender or partial surrender. Your certificate account value may only be surrendered under certain circumstances (see “Surrender Restrictions”). However, if not restricted by the Code or the Plan, you may surrender all or part of your certificate account at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our Service Center before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our Service Center at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the certificate. You may have to pay a certificate administrative charge, if applicable (see “Charges and Adjustments”) and IRS taxes and penalties (see “Taxes”). You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period – Annuity Payout Plans”).
Any partial surrenders you take from the certificate account will reduce your certificate account value. As a result, the value of your death benefit will be reduced.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of death benefits (see “Taxes – Required Minimum Distributions”).
Surrender of the contract:
Subject to certain rules, the contract holder may surrender the contract for the full surrender value of all certificate accounts to be paid to the participants. The contract holder must send us a written request, or other method agreed to by us, while the contract remains in force. We will process a surrender request on the valuation date we receive it. If we receive a surrender request in good order at our Service Center before the close of business, we will process a surrender using the accumulation unit value we calculate on the valuation date we received a surrender request. If we receive a surrender request at our Service Center at or after the close of business, we will process a surrender using the accumulation unit value we calculate on the next valuation date after we received a surrender request. If a participant dies following a surrender request, payment will be made to the participant’s estate. Any amounts surrendered, including any related charges, cannot be repaid. Upon surrender for the full surrender value of all participants’ certificate accounts, the contract will terminate. We may require that the contract holder return the contract to us before we pay the full surrender value.
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs and/or the Special DCA fixed account, in the same proportion as your value in each account correlates to your total certificate account value less amounts in the loan account, unless requested otherwise. The minimum certificate account value after partial surrender must be at least the loan balance, if any, plus
$500.
Receiving Payment

1
By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.

32 RiverSource Retirement Group Annuity Contract II — Prospectus

Normally, we will send the payment within seven days after receiving a certificate or contract surrender request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.

2
By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE:
We will charge you a fee if you request express mail delivery.
Surrender Restrictions
Surrender Restrictions Before Age 59½
The Code imposes certain restrictions on your right to receive early distributions from your certificate account. Except for amounts held in the contract on behalf of participants on December 31, 1988, no amounts may be distributed from the certificate accounts unless one or more of the following conditions has been satisfied:
•
You have attained age 59½;
•
You are disabled;
•
Your death has occurred;
•
You have severed employment with the contract holder;
•
You are a qualifying military reservist;
•
You are terminally ill as defined in the Code;
•
You are adopting or are having a baby
•
You are supplying Personal or Family Emergency Expense;
•
You are a Domestic Abuse Victim: or
•
You are you are in need to cover Expenses and losses on account of a FEMA declared disaster.
If permitted under the Plan, elective deferral contributions may be surrendered if you have satisfied the requirements for a financial hardship as defined in the Code.
If permitted by the Plan, multiple distributions can be taken under these rules.
Financial Hardship Distributions
If the Plan has established independent criteria for financial hardship distributions, then any financial hardship distributions made from the certificate account under the Plan shall adhere to the rules set forth in the Plan, subject to the approval of the contract holder or the Plan administrator. If the Plan has not established independent criteria for financial hardship distributions, then, in the event of a financial hardship that satisfies the requirements of the Code, you may receive a distribution of only elective deferral contributions. Certificate account distributions of nonelective contributions and/or earnings on your contributions are not permitted for financial hardships.
No hardship distribution is permitted from the certificate account unless the “safe harbor” standards with respect to establishing an immediate and heavy financial need are satisfied. For purposes of satisfying the lack of other resources requirement, any method acceptable under the IRS rules is permitted.
Direct Rollover Distributions
Notwithstanding any other provision of the contract, a distributee may elect to have any portion of an eligible rollover distribution paid directly to an eligible retirement plan specified by the distributee in a direct rollover.
If provided in the Plan and if allowed by us, a direct rollover of amounts in a 403(b) account may be made to a designated 403(b) Roth account of a 403(b) annuity/403(b)(7) custodial account or a Roth IRA.

RiverSource Retirement Group Annuity Contract II — Prospectus 33

For purposes of this section, a “distributee” is any participant (or former participant) entitled to receive a distribution from a certificate account under the contract, a surviving spousal beneficiary and any spouse or former spouse that qualifies as an alternate payee.
In addition, a nonspouse beneficiary may make a direct rollover of all or any portion of an eligible rollover distribution to a new inherited IRA contract only. No other rollover options are available to a beneficiary who is not a spouse.
Restrictions on Texas Optional Retirement Program
You cannot receive distributions before the annuitization start date unless you become totally disabled or end your employment at a Texas college or university. This restriction means that loans are not available and affects your right to:
•
surrender all or part of your certificate account at any time; and
•
move up your annuitization start date.
If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.
Loans
If permitted by the Plan and if allowed by us, you may take loans from your certificate account in accordance with the terms and conditions set forth in your Plan. Any certificate account loan is subject to the requirements of Section 72(p)
of the Code and applicable regulations in addition to any terms and conditions that the Plan may impose. You should consult a tax advisor before taking a loan.
You may have only one loan outstanding at any time. You must complete and sign a loan agreement. No actual distributions to repay loans shall be made which would be in violation of the Code. We reserve the right to specify a minimum loan amount, even if the Plan has not established a minimum. Currently, the minimum loan amount is $500.
The maximum amount of a certificate account loan cannot exceed the surrender value of the certificate account and shall not exceed the least of:
•
the maximum amount permitted by the Plan, if applicable;
•
fifty percent (50%) of your certificate account value; or
•
$50,000 minus the highest outstanding balance of your loans from any plans the contract holder sponsors during the year prior to the loan effective date, and
•
your certificate account value minus the value of any Special DCA fixed account and any GPA.
On the annuitization start date, any certificate account loan shall become immediately due and payable in full and, if not repaid, the loan balance will be treated as a partial surrender and will be reported as taxable to you. An active loan may be prepaid in whole at any time. If a certificate account is surrendered while a loan is outstanding, the certificate account’s surrender value will be reduced by the loan balance. Unless the certificate account is continued as provided by the spouse’s option to maintain certificate account provision, the loan balance and any applicable charges due at the time of your death, will be deducted from the death benefit’s proceeds prior to making payment to your beneficiaries.
While you have an outstanding certificate account loan, the following transactions may not be permitted under the contract and described in the certificate:
•
exchanges from the certificate account,
•
plan to plan transfers, and
•
additional loans.
Loans may also be subject to additional limitations or restrictions under the terms of the Plan. Loans permitted under the contract and described in the certificate may still be taxable in whole or in part if you have additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based solely on the information provided to us by Plan sponsor or you, in writing.
Loan Account
Loans shall be secured, to the extent necessary to adequately collateralize the loan, by your vested interest in the certificate account. The certificate account will be the sole security for the loan. At the time a loan is taken, the loan amount is subtracted pro rata from all accounts in which you invested, but not Special DCA fixed account and any GPA, and transferred to a loan account.
The loan account will earn interest daily. The current crediting rate will never be less than the fixed account minimum interest rate.

34 RiverSource Retirement Group Annuity Contract II — Prospectus

Loan Balance
At any point in time, your loan balance will be the principal amount owed plus unpaid accrued interest charges. Loans will be made at an interest rate determined by us at the time the loan is taken and will be fixed for the life of the loan.
The maximum interest rate for loans will not exceed 8%.
Loan Payments
Loans must be repaid in substantially equal payments, not less frequently than quarterly unless paid in full. Loans must be repaid within a maximum of 5 years. If permitted by us and the Plan, loans used to construct or purchase your principal residence may be extended for longer periods, but not to exceed 30 years. Loan payments will consist of principal and accrued interest charges and will be applied first to interest charges. The payment amounts are set forth at the time the loan is taken. Any excess payment reduces the loan balance and shortens the length of the loan. It does not change future payment amounts.
On the date of each loan payment:
1.
your loan balance is reduced by the amount of the loan payment, and
2.
a transfer is made from your loan account to all accounts in which you invest according to existing purchase payment allocations, but not any Special DCA fixed account or GPAs. The amount to be transferred is determined by subtracting the loan balance after the loan payment from the loan account prior to the loan payment (but not less than zero).
Military Service
If we are notified in advance, loan payments can be delayed during time of service. Interest charges on your loan balance will continue to accrue. Payments continue after service ends, and the maturity date of the loan is extended.
Payment amounts may be recalculated.
Leave of Absence
If we are notified in advance, loan payments can be delayed during qualified leaves. Interest charges on the loan balance will continue to accrue. Payments continue after the leave ends, however, the maturity date of the loan does not change. Payment amounts may be recalculated.
Loan Defaults
Unless a different grace period is provided for in the Plan, a grace period of at least 30 days will be available for loan payments under the terms of the loan agreement. If a loan payment is not made by the end of the applicable grace period, your loan balance will be in default.
If you are eligible for distributions from the certificate account
, the loan is canceled. The loan balance will be treated as
a partial surrender to pay off the loan. The partial surrender will first be deducted from your loan account followed by any remainder deducted pro rata from all accounts in which you are invested. The partial surrender will be reported as taxable to you.
If you are not eligible for distributions from the certificate account
, the loan is considered a deemed distribution at that
time in order to secure the loan to the extent necessary to adequately collateralize the loan. The difference between your loan balance and your loan account is transferred pro rata from all accounts in which you are invested, but not any
Special DCA fixed account or GPAs, to your loan account. Transfers will be made from Special DCA fixed accounts and
GPAs if insufficient amounts are available from other accounts in which you are invested. Additional interest on the loan account will continue to accrue and will be credited only if the loan is repaid. The loan balance will be reported as taxable to you. Additional interest owed on the loan balance will continue to accrue for repayment purposes only. The loan account and loan balance remain in the certificate account until one of the following occurs.
1.
The loan balance, as of the date the loan was deemed distributed, is treated as a partial surrender of the certificate account in these circumstances:
•
you are eligible for distributions from the certificate account. This will occur automatically if your eligibility is based on your age.
•
on the annuitization start date,
•
a full surrender of the certificate account,
•
a rollover into another eligible retirement plan, or
•
upon your death.
The loan account and loan balance will be zero.
2.
You repay the full amount of the loan balance. On the date of repayment, the loan account, plus credited interest on the loan account since the date the loan was deemed, is then transferred to all accounts in which you are investing according to existing purchase payment allocations, but not any Special DCA fixed account or GPAs. After such repayment, the loan account and loan balance will be zero.

RiverSource Retirement Group Annuity Contract II — Prospectus 35

If we agree, loan balance repayments may be made for less than the full amount.
You may not take another loan until the loan balance is repaid or deducted from your certificate account value.
For more information on loans, consult your loan agreement.
Changing Ownership
You may not sell, assign, transfer, discount or pledge the contract and related certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. Your vested rights under the contract and described in the certificate are nonforfeitable.

36 RiverSource Retirement Group Annuity Contract II — Prospectus

Benefits Available Under the
Contract
and
Certificate
The following table summarizes information about the benefits available under the
Certificate
.

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccount s	N/A	N/A	• Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s	N/A	N/A
•
Must be funded with a purchase
payment, not transferred
certificate
account value
•
Only 6-month and 12-month options
may be available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the GPA account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccount s to your pre-selected percentages	N/A	N/A
•
You must have $2,000 in
Certificate
account value to
participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value , minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the
Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and older)	Provides a guaranteed death benefit equal to the certificate account value , minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%	• Annuitizing the Certificate terminates the benefit.

RiverSource Retirement Group Annuity Contract II — Prospectus 37

Benefits in Case of Death
– Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with a certificate account value greater than zero.
If you are age 79 or younger on the date we issue the certificate, the beneficiary receives the greater of:
•
the certificate account value, minus any loan balance; or
•
the Return of Purchase Payments (ROPP) value, minus any loan balance.
If you are age 80 or older on the certificate date, the beneficiary receives the certificate account value, minus any loan balance.
Here are some terms that are used to describe the death benefit:
ROPP Value:
is the total purchase payments on the certificate issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
If you take a partial surrender, the applicable ROPP Value will be reduced proportionally based on the percentage of certificate account value that is withdrawn. This means that if the certificate account value is higher than the ROPP
Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the certificate account value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.

Adjusted partial surrenders	=	a X b
c

a	=	amount by which the certificate account value is reduced as a result of the partial surrender.
b	=	the ROPP value on the date of (but prior to) the partial surrender.
c	=	the certificate account value on the date of (but prior to) the partial surrender.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the certificate account value on the date of the continuation after any increase to the certificate account value due to the death benefit that would otherwise have been paid.
Example of death benefit calculation when you are age 79 or younger on the certificate effective date:
•
You purchase the certificate with a payment of $20,000
•
During the second certificate year the certificate account value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a certificate account value of $16,500.

We calculate the death benefit as follows, assuming $0 loan balance:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$ 20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
The death benefit is the ROPP value of:	$ 18,333
since this is greater than your certificate account value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate account value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
The death benefit for each beneficiary will be payable in a lump sum on the valuation date we receive due proof of death from that beneficiary. The beneficiary may elect to receive payment anytime within five years after the date of death.
Some beneficiaries may have additional options. In lieu of a lump sum, your designated beneficiary may elect to receive regular installment payments under one of the following options:
a.
If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by Code. Eligible

38 RiverSource Retirement Group Annuity Contract II — Prospectus

designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your
Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your
Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10 th
year following your death or the applicable
life expectancy for an eligible designated beneficiary.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death.
b.
If, upon your death, the designated beneficiary does not elect one of the irrevocable annuity payment plans (A through E), or a single sum distribution, then the designated beneficiary may elect to receive payments according to an alternative plan as agreed to by us provided:
•
the designated beneficiary elects the plan at the time we receive due proof of death;
•
if your sole designated beneficiary is your surviving spouse, your entire interest will be distributed, beginning no later than the later of December 31 of the calendar year following the calendar year of your death or
December 31 of the calendar year in which you would have attained age 73, over the life of the surviving spouse or over a period not extending beyond the life expectancy of the surviving spouse. If the surviving spouse dies before distributions commence, the remaining interest will be distributed, beginning no later than December 31 following the calendar year of the surviving spouse’s death, over the spouse’s designated beneficiary’s remaining life expectancy determined using such beneficiary’s age as of his or her birthday in the year following the death of the spouse; or
•
if your sole designated beneficiary is someone other than your surviving spouse, your entire interest will be distributed, beginning no later than the end of the calendar year following the calendar year of your death, over the remaining life expectancy of the designated beneficiary, with such life expectancy determined using the age of the beneficiary as of his or her birthday in the year following the year of your death and reduced by 1 for each subsequent year;
•
if you die before your Required Beginning Date and there is no designated beneficiary, or if elected by the designated beneficiary, your entire interest will be distributed by December 31 of the calendar year containing the fifth anniversary of your death (or of the spouse’s death if the designated beneficiary was your surviving spouse and the spouse dies before distributions are required to begin);
•
if you die on or after your Required Beginning Date and there is no designated beneficiary, your entire interest will be distributed, beginning no later than December 31 of the calendar year following the calendar year of your death, over your remaining life expectancy determined using your age in the year of your death and reduced by 1 for each subsequent year.
How we handle cERTIFICATES under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts and certificates to be abandoned after either 1) a period of inactivity of one to five years from the certificate’s maturity date (the latest day on which income payments may begin under the certificate) or 2) the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will use our best efforts to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile.
Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, and ensure an effective process for your beneficiaries, it is important that your

RiverSource Retirement Group Annuity Contract II — Prospectus 39

personal address beneficiary designations are up to date, including complete names, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your beneficiary designations should be sent to our service center.
The Annuity Payout Period
As a participant and owner of the certificate account, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. In general, the more frequent annuity payments the lower each payment will be. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the certificate account value on your annuitization start date, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining certificate account value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•
the annuity payout plan you select;
•
the annuitant’s age and, in most cases sex;
•
the annuity table in the contract; and
•
the amounts you allocated to the accounts at settlement.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select.
These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of The
Contract and Certificate – Transfer Policies.”
Annuity Tables
The annuity tables in your
certificate
(Table A and Table B) show the amount of the monthly payout for each $1,000 of certificate account
value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the certificate account
value is
invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start
date, we will substitute an annuity
table based on an assumed 3.5% investment rate for the 5% Table A in the certificate
. The assumed investment rate
affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date.

40 RiverSource Retirement Group Annuity Contract II — Prospectus

•
Plan A: Life income
–
non refund:
We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B: Life income with guaranteed period:
We make monthly payouts for a guaranteed payout period of five, ten, or
15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•
Plan C: Life income with installment refund:
We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D: Joint and survivor life income
–
non refund:
We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•
Plan E: Term certain installment:
We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. A 10%
IRS penalty tax could apply to the taxable portion if you take a surrender. (See “Taxes.”)
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and premium tax paid) in the event of the annuitant’s death, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payouts. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payouts may result in the assessment of a surrender charge (See “Charges and Adjustments
–
Transaction Expenses
–
Surrender Charge for Fixed Annuity
Payout Plans”)  or a 10% IRS penalty tax (see “Taxes”).
Liquidation charge under Variable Annuity Payout Plan E
–
Payouts for a specified period:
If you are receiving variable
annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be
5.17% if the assumed investment return is 3.5% and 6.67% for the assumed investment return of 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
You have the responsibility for electing a payout plan under your certificate that complies with applicable law. Your certificate describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•
in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•
over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
You must select a payout plan as of the annuitization start date set forth in your certificate.
If we do not receive instructions:
You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

RiverSource Retirement Group Annuity Contract II — Prospectus 41

If monthly payouts would be less than $20:
We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the participant in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin:
If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. 403(b) annuity contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your Plan or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your certificate to fund a retirement plan that is already tax-deferred under the Code, the certificate will not provide any necessary or additional tax deferral. Because your certificate is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the Plan regardless of the terms of the contract and described in the certificate.
Annuity payouts:
The entire payout generally is includable as ordinary income and is subject to tax unless you or the contract holder has contributed after-tax dollars or unless you direct such amounts to be transferred to another investment within the 403(b) plan or have them directly rolled over to another eligible plan such as an IRA. We may permit partial annuitizations of your certificate. If we accept partial annuitizations, please remember that your certificate will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on your certificate, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income.
Surrenders:
The entire surrender will generally be includable as ordinary income and is subject to tax unless you or the contract holder has contributed after-tax dollars or unless you direct such amounts to be transferred to another investment within the 403(b) plan or have them directly rolled over to another eligible plan such as an IRA.
Loans will generally not be treated as distributions if:
–
the terms require repayment within five years;
–
the loans have substantially level payments over the term of the loan;
–
the loans do not exceed $50,000 or 50% of the value of the certificate if less; and
–
the loans are evidenced by a legally enforceable agreement.
Required Minimum Distributions:
Retirement plans are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your certificate at year-end divided by the life expectancy factor. Certain death benefits may be considered in determining the fair market value of your certificate for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
In accordance to the Code and supporting regulations, you must begin receiving distributions, including distributions of
403(b) Roth contributions and earnings, by your required beginning date. Unless a later date is authorized under the
Code or applicable regulations, your required beginning date is April 1 of the calendar year following:
•
the calendar year in which you attain age 73 or, if later,
•
the calendar year in which you retire from employment with the contract holder.
Your certificate account shall be distributed (both in determining the timing of subsequent distributions and the amount of all required distributions) in a manner consistent with the Code. For purposes of determining required minimum distributions, the certificate account will be valued considering your accumulated benefit plus the actuarial present value of any additional benefits provided. Distributions from the certificate account shall be made in the annuity payment plan option selected by you or your beneficiary on or before the date which is at least 30 days before your required beginning date.

42 RiverSource Retirement Group Annuity Contract II — Prospectus

Multiple 403(b) Annuity Contracts and 403(b)(7) Custodial Accounts:
If you have multiple 403(b) annuity contracts,
certificates and/or 403(b)(7) custodial accounts, the required minimum distribution requirements may be satisfied by receiving a distribution from one 403(b) annuity or 403(b)(7) custodial account that is equal to the amount required to satisfy the required minimum distribution requirements for all of your 403(b) annuity contracts, certificates and
403(b)(7) custodial accounts. Under this method, you must still calculate the required minimum distribution requirements separately for each 403(b) annuity or 403(b)(7) custodial account, even though you can satisfy the minimum requirements by taking a distribution from one or more annuity contracts, certificates or custodial accounts.
Annuity Payment Plan Options:
You can schedule receipt of irrevocable annuity payments according to one of the plans
(A through E) or another plan agreed to by us, provided:
•
the plan selected provides for payments that satisfy the RMD rules described above;
•
payments are made in periodic payments at intervals of no longer than 1 year;
•
the first required payment must be the payment that is required for one payment interval, and the second payment need not be made until the end of the next payment interval, and
•
once payments have begun under the RMD rules over a period certain, the period certain will not be changed even if the period certain is shorter than the maximum permitted.
For purposes of this section, required distributions are considered to commence on your required beginning date, or if applicable, on the date distributions are required to begin to your surviving spouse. However, if you begin receipt of payments pursuant to an irrevocable annuity payment plan, required minimum distributions are considered to commence on the annuitization start date.
Permissive Service Credit Transfers:
If permitted by the Plan and if you contribute to a tax-qualified defined benefit governmental plan as defined in the Code, that accepts plan-to-plan transfers for the purchase of permissive service credits under the Code, you may elect to have any portion of your certificate account transferred to the defined benefit governmental plan at any time.
Distributions Due to Termination of the Plan:
Nothing in the contract and described in the certificate shall prohibit us from making a distribution of the certificate account to you following written notification by the contract holder (or the contract holder’s representative) of the termination of the Plan with instructions from the contract holder to distribute the certificate account to you. The certificate account may not be distributed unless the instructions to distribute the certificate account conform to the requirements and any other applicable guidance issued by the IRS. Nothing herein shall prevent us from treating the certificate account as a fully paid annuity upon termination of the Plan provided it would otherwise qualify for such status.
Withholding:
If you receive directly all or part of the certificate account value, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the Plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional withholding instead of the mandatory 20% withholding.
We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of
10 years or more;
•
the payout is a RMD as defined under the Code;
•
the payout is made on account of an eligible hardship; or
•
the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Penalties:
If you receive amounts from your certificate before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);

RiverSource Retirement Group Annuity Contract II — Prospectus 43

•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55;
•
or others allowed by the IRS.
Death benefits to beneficiaries:
The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the certificate.
Assignment:
You may not assign or pledge your certificate as collateral for a loan.
Other
Important:
Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws.
Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.
RiverSource Life’s tax status:
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification:
We intend that the contract qualify as an annuity for federal income tax purposes. It is also intended to qualify as a 403(b) Tax Sheltered Annuity as defined in the Code. To that end, the provisions of the contract and described in the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your
certificate account
; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the
certificate account
decreases; therefore, the number of votes also will
decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions.
As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
To the extent that voting rights created under applicable federal securities laws are revised or alter the voting rights described herein, we reserve the right to proceed in accordance with those laws and regulatory guidance.

44 RiverSource Retirement Group Annuity Contract II — Prospectus

Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•
laws or regulations change;
•
the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund)
for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•
add new subaccounts;
•
combine any two or more subaccounts;
•
transfer assets to and from the subaccounts or the variable account; and
•
eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•
Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may offer the contract.
•
The contracts are continuously offered to the various education associations and school administration associations through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when certificates are returned under the free look period.
Payments We May Make to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, we may pay ongoing trail commissions of up to 1.25% of the certificate account value. We do not pay or withhold payment of commissions based on which investment options you select.
•
We may pay selling firms a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation.
We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract holders and participants; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to offer the contract.

RiverSource Retirement Group Annuity Contract II — Prospectus 45

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the certificate account (see “Fee Table and Examples”);
•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees
(see “The Variable Account and the Funds – The funds”);
•
compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds – The funds”); and
•
revenues we receive from other contracts/certificates and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract holders/participants; and
•
fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their
financial advisors
to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its
financial advisors
to promote sales of the contract offered in this
prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•
The selling firm pays its
financial advisors
. The selling firm decides the compensation and benefits it will pay its financial advisors
.
•
To inform yourself of any potential conflicts of interest, ask the financial advisor
before you buy, how the selling firm
and its
financial advisors
are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of
Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of
Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including registered indexed linked annuity contracts) and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as
amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act. We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims paying ability.
Legal Proceedings
RiverSource Life is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic

46 RiverSource Retirement Group Annuity Contract II — Prospectus

conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC
(“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the
Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the
Company’s consolidated financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the
RiverSource Variable Account 10
, as well as the consolidated financial statements of
RVS Life
, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at
www.ameriprise.com/variableannuities.

RiverSource Retirement Group Annuity Contract II — Prospectus 47

Appendix
A
: Investment Options Available Under the
Contract
and
Certificate
The following is a list of
funds
available under the
contract
and
certificate
. More information about the
funds
is available
in the prospectuses for the
funds
, which may be amended from time to time and can be found online at
riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds
, but do not reflect the
other fees and expenses that your
contract
may charge. Expenses would be higher and performance would be lower if these other charges were included. Each
fund’s
past performance is not necessarily an indication of future
performance.

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025 )
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) 1 AllianceBernstein L.P.	1.10% 2	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00% 2	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) 3 BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, subadviser.	1.01% 2	19.42%	5.51%	7.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96% 2	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.84% 2	13.91%	8.59%	9.59%

48 RiverSource Retirement Group Annuity Contract II — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98% 2	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 2	17.35%	13.89%	14.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90% 2	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34% 2	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59% 2	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 2	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 2	8.43%	3.60%	5.17%

RiverSource Retirement Group Annuity Contract II — Prospectus 49

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50% 2	17.25%	13.84%	14.21%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38% 2	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72% 2	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72% 2	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 2	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 2	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66% 2	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% 2	6.30%	8.66%	7.97%

50 RiverSource Retirement Group Annuity Contract II — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 2	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87% 2	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%

RiverSource Retirement Group Annuity Contract II — Prospectus 51

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86% 2	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08% 2	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) 3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%

52 RiverSource Retirement Group Annuity Contract II — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.91% 2	7.65%	8.86%	9.81%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) 1 Invesco Advisers, Inc.	1.13% 2	8.69%	2.27%	4.91%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) Invesco Advisers, Inc.	1.20% 2	12.75%	1.39%	2.76%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund ® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82% 2	7.22%	(0.47%)	2.07%

RiverSource Retirement Group Annuity Contract II — Prospectus 53

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) 1 Lazard Asset Management, LLC	1.05% 2	15.72%	5.19%	5.93%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86% 2	15.85%	11.47%	10.07%
Seeks total return.	MFS ® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03% 2	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05% 2	12.44%	(5.46%)	14.04%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77% 2	16.66%	7.07%	7.84%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class) 3 Pacific Investment Management Company LLC (PIMCO)	2.23% 2	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) 3 Pacific Investment Management Company LLC (PIMCO)	1.31% 2	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%

54 RiverSource Retirement Group Annuity Contract II — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) Franklin Advisers, Inc.	0.75% 2	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% 2	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.89% 2	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	1.02% 2	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%

RiverSource Retirement Group Annuity Contract II — Prospectus 55

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93% 2	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08% 2	17.50%	1.36%	5.01%

56 RiverSource Retirement Group Annuity Contract II — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05% 2	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.	1.10% 2	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09% 2	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

RiverSource Retirement Group Annuity Contract II — Prospectus 57

The following is a list of investment options that earn fixed interest for a specified term currently available under the contract
and certificate. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so.
See “The ‘Nonunitized’ Separate Account and the
Guarantee Period Accounts (GPAs)” and “The
Fixed Account
” in the prospectus for more information about the fixed
interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your certificate
account
value.
See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.

Name	Term	Guaranteed Minimum Interest Rate
1 Year Guarantee Period Account	1 Year	0%
2 Year Guarantee Period Account	2 Years	0%
3 Year Guarantee Period Account	3 Years	0%
4 Year Guarantee Period Account	4 Years	0%
5 Year Guarantee Period Account	5 Years	0%
6 Year Guarantee Period Account	6 Years	0%
7 Year Guarantee Period Account	7 Years	0%
8 Year Guarantee Period Account	8 Years	0%
9 Year Guarantee Period Account	9 Years	0%
10 Year Guarantee Period Account	10 Years	0%

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed
Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.

Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Loan Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

58 RiverSource Retirement Group Annuity Contract II — Prospectus

Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Special DCA Fixed Account	6 Months	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

RiverSource Retirement Group Annuity Contract II — Prospectus 59

This page left blank intentionally

This page left blank intentionally

The Statement of Additional Information (SAI)
includes
additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at

riversource.com/annuities

or

write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company

(RiverSource Life)

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Telephone:

1-800-862-7919
PRO9023_12_E01_
(
05
/
26
)
Reports and other information about

RiverSource Variable Account

10 and RiverSource Life Insurance Company

are available on the SEC’s website

at

http://www.sec.gov
, and copies of this information may be obtained, upon

payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier:

C000109015;

C000266993
© 2008-
2026

RiverSource Life Insurance Company. All rights reserved.

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2019)
RIVERSOURCE®RAVA 5 CHOICESM VARIABLE ANNUITY
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after June 22, 2020)
RIVERSOURCE®RAVA APEX VARIABLE ANNUITY
RIVERSOURCE®RAVA VISTA VARIABLE ANNUITY
RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY
RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I
RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II
RIVERSOURCE VARIABLE ACCOUNT 10
May 1, 2026
RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.
This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts will apply to your specific contract.
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
SAI9010_12_E01_(05/26)

Table of Contents
Company	p. 2
Non-Principal Risks of Investing in the Contracts	p. 2
Services	p. 2
Contract Adjustment	p. 4
Calculating Annuity Payouts	p. 6
Rating Agencies	p. 7
Principal Underwriter	p. 7
Experts	p. 7
Custodian	p. 7
Financial Statements
 1 ■ RiverSource Variable Account 10

Company
RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”) is a stock life insurance company organized in 1957 under the laws of the state of Minnesota, located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.
Non-Principal Risks of Investing in the Contracts
Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.
Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.
Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.
BUSINESS CONTINUITY/DISASTER RECOVERY
Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.
Services
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.
We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.
Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.
Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. ("AFI")*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)
Ameriprise India LLP ("Amp India")*	Administrative support related to new business and servicing of existing contracts and policies	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India	Expense allocation based on number of service provider employees dedicated to performing services
Foundever Asia, Inc. ("Foundever Asia") (previously known as Sykes Enterprises Incorporated)	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities
The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2025 was $16,451,499, in 2024 was $17,461,314 and in 2023 was $20,661,758.
RiverSource Variable Account 10 ■ 2

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2025 was $5,940,667, in 2024 was $5,050,412 and in 2023 was $4,115,930.
The aggregate dollar amount paid to Foundever Asia by RiverSource Life for the services provided in 2025 was $1,196,788, in 2024 was $1,510,481 and in 2023 was $1,334,367.
 3 ■ RiverSource Variable Account 10

Contract Adjustment
Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1:  Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2:  Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Where i = rate earned in the GPA from which amounts are being transferred or surrendered.
j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n = number of months remaining in the current Guarantee Period (rounded up to the next month).
Keep in mind that the current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.
Examples — MVA
Using assumptions similar to those we used in the examples above:
• You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
• we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
• after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1:  You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
In this example, the MVA is a negative $39.84.
Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested, the $39.84 negative MVA, and any applicable surrender charge. The percentage change in the value of your GPA due to the negative MVA is –0.40%.
In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $8,960.16.
RiverSource Variable Account 10 ■ 4

Example 2:  You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
In this example, the MVA is a positive $27.61
Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested and any applicable surrender charge but increased by the $27.61 positive MVA. The percentage change in the value of your GPA due to the positive MVA is 0.28%.
In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $9,027.61.
Please note that, depending on the surrender charge schedule applicable to any purchase payments you allocate to a GPA, a surrender charge may also apply. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct any applicable surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The examples below demonstrate the impact an MVA may have on the death benefits available under the contract. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial surrender. If you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and surrender charge, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of an adjusted partial withdrawal (which is based on the percentage of contract value that is withdrawn) on the value of the death benefit.
Example 1. Death benefit calculation that includes the full surrender value
Assumptions:
• Contract Value = $99,000
• Surrender Charge = $2,000
• Market Value Adjustment = $5,000
• No rider charges
• Return of Purchase Payment Death Benefit = $100,000
Full surrender Value = Contract Value – Surrender Charge + Market Value Adjustment = $99,000 – $2,000 + $5,000 = $102,000
Death Benefit = Greater of Contract Value, Return of Purchase Payment Death Benefit, and full surrender value = $102,000
Example 2. - Proportional adjustment to the death benefit due to a partial surrender:
Assumptions:
• Contract Value (before the partial surrender) = $50,000
• Return of Purchase Payment Death Benefit (before the partial surrender) = $55,000
• Net Partial Surrender requested = $5,000
• MVA Amount = -$500
• Surrender Charge = $0
Amount withdrawn from Contract Value = $5,500
Remaining Contract Value = $44,500
Adjusted Partial Surrenders = $55,000 x $5,500 / $50,000 = $6,050
Adjusted Return of Purchase Payment Death Benefit = $55,000 - $6,050 = $48,950
Death Benefit = Greater of Contract Value and Return of Purchase Payment Death Benefit = $48,950
 5 ■ RiverSource Variable Account 10

Calculating Annuity Payouts
THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.
Initial Payout:  To compute your first monthly payout, we:
• determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then
• apply the result to the annuity table contained in the contract or another table at least as favorable.
The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.
Annuity Units:  We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.
Subsequent Payouts: To compute later payouts, we multiply:
• the annuity unit value on the valuation date by;
• the fixed number of annuity units credited to you.
Annuity Unit Values: We originally set  this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
• the net investment factor; and
• the neutralizing factor.
The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.
Net Investment Factor: We determine the net investment factor by:
• adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
• dividing that sum by the previous adjusted net asset value per share; and
• subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.
THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.
To calculate your annuity payouts we:
• take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then
• using an annuity table, we apply the value according to the annuity payout plan you select.
The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.
RiverSource Variable Account 10 ■ 6

Rating Agencies
We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.
For detailed information on the agency ratings given to RiverSource Life, see  “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:
A.M. Best	www.ambest.com
Moody’s	www.moodys.com
Standard & Poor’s	www.standardandpoors.com
A.M. Best — Rates insurance companies for their financial strength.
Moody’s — Rates insurance companies for their financial strength.
Standard & Poor’s — Rates insurance companies for their financial strength.
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2025 was $443,503,518, in 2024 was $439,655,537, and in 2023 was $394,275,424. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.
Experts
The consolidated financial statements as of December 31, 2025 and December 31, 2024 and for each of the three years in the period ended December 31, 2025 of the RiverSource Life Insurance Company and its subsidiaries and the financial statements as of December 31, 2025 and for each of the two years in the period ended December 31, 2025 of each of the divisions of RiverSource Variable Account 10 included in this Statement of Additional Information dated April 24, 2026, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Custodian
RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
 7 ■ RiverSource Variable Account 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND
THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.
RiverSource Variable Account 10 ■ 8

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	46,178	66,040	25,455	1,155	1,623
Receivable for share redemptions	55,090	202,061	180,425	59,325	7,364
Total assets	9,470,539	74,423,302	187,999,277	70,231,564	8,618,326

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,923	59,500	180,425	56,789	7,364
Contract terminations	46,167	142,561	—	2,536	—
Payable for investments purchased	46,178	66,040	25,455	1,155	1,623
Total liabilities	101,268	268,101	205,880	60,480	8,987
Net assets applicable to contracts in accumulation period	9,368,057	73,979,451	187,785,089	69,937,625	8,552,905
Net assets applicable to contracts in payment period	—	175,750	4,296	233,070	55,748
Net assets applicable to seed money	1,214	—	4,012	389	686
Total net assets	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339
Investment shares	865,122	3,561,729	2,304,779	2,274,589	284,512
Investments, at cost	$9,436,477	$54,642,404	$151,083,815	$60,620,405	$8,654,428

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	89	603	9,152	14,024	25
Receivable for share redemptions	31,358	37,899	81,331	62,482	4,445
Total assets	19,234,340	35,195,599	72,488,469	50,717,764	4,589,889

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,845	29,904	65,560	47,184	4,400
Contract terminations	16,513	7,995	15,771	15,298	45
Payable for investments purchased	89	603	9,152	14,024	25
Total liabilities	31,447	38,502	90,483	76,506	4,470
Net assets applicable to contracts in accumulation period	18,740,520	35,067,381	72,267,120	50,586,159	4,584,833
Net assets applicable to contracts in payment period	462,190	88,204	129,978	53,816	—
Net assets applicable to seed money	183	1,512	888	1,283	586
Total net assets	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419
Investment shares	960,145	1,367,980	7,541,457	4,028,740	443,893
Investments, at cost	$16,376,129	$32,174,866	$72,929,252	$43,703,721	$4,526,274
See accompanying notes to financial statements.
 9 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	82,142	182	646	67	390
Receivable for share redemptions	88,018	4,005	4,794	19,358	10,326
Total assets	80,562,460	4,868,254	5,396,179	24,727,322	11,940,035

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	75,002	4,005	4,766	19,358	10,315
Contract terminations	13,016	—	28	—	11
Payable for investments purchased	82,142	182	646	67	390
Total liabilities	170,160	4,187	5,440	19,425	10,716
Net assets applicable to contracts in accumulation period	80,246,244	4,861,941	5,390,010	24,637,616	11,896,595
Net assets applicable to contracts in payment period	145,280	—	—	70,164	32,724
Net assets applicable to seed money	776	2,126	729	117	—
Total net assets	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319
Investment shares	6,026,409	85,155	1,918,413	8,669,437	423,026
Investments, at cost	$85,700,249	$3,684,623	$4,953,178	$19,088,903	$11,538,374

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,454	39,398	68,515	67,526	1,106
Receivable for share redemptions	185,690	72,268	199,612	786,647	16,407
Total assets	137,852,710	82,337,913	201,932,642	620,128,659	17,236,083

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	110,688	66,885	186,310	575,291	16,294
Contract terminations	75,002	5,383	13,302	211,356	113
Payable for investments purchased	13,454	39,398	68,515	67,526	1,106
Total liabilities	199,144	111,666	268,127	854,173	17,513
Net assets applicable to contracts in accumulation period	137,027,609	81,917,635	201,664,414	614,072,600	17,217,630
Net assets applicable to contracts in payment period	625,589	308,193	—	5,201,510	—
Net assets applicable to seed money	368	419	101	376	940
Total net assets	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570
Investment shares	8,657,457	4,022,811	3,722,121	11,257,489	4,304,643
Investments, at cost	$172,699,358	$98,035,677	$158,582,462	$301,568,217	$20,583,275
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	169,555	132	8,876	32,003	303
Receivable for share redemptions	200,670	13,226	63,258	120,539	434,528
Total assets	208,973,733	14,381,391	39,529,933	66,766,376	375,427,890

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	191,726	13,225	33,486	63,038	341,900
Contract terminations	8,944	1	29,772	57,501	92,628
Payable for investments purchased	169,555	132	8,876	32,003	303
Total liabilities	370,225	13,358	72,134	152,542	434,831
Net assets applicable to contracts in accumulation period	208,196,751	14,360,778	39,201,153	66,612,702	370,945,491
Net assets applicable to contracts in payment period	406,502	6,635	256,646	—	4,047,568
Net assets applicable to seed money	255	620	—	1,132	—
Total net assets	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059
Investment shares	3,396,345	1,870,838	5,078,224	534,879	2,955,028
Investments, at cost	$103,033,213	$14,958,913	$48,007,343	$36,322,511	$76,074,252

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,769	17,575	269,527	5,575	1,174
Receivable for share redemptions	122,885	385,705	46,337	110,907	10,022
Total assets	125,557,364	363,615,405	48,524,895	68,148,637	11,142,992

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119,771	309,758	45,000	60,691	10,022
Contract terminations	3,114	75,947	1,337	50,216	—
Payable for investments purchased	8,769	17,575	269,527	5,575	1,174
Total liabilities	131,654	403,280	315,864	116,482	11,196
Net assets applicable to contracts in accumulation period	125,419,972	360,263,328	48,208,743	67,770,993	11,130,934
Net assets applicable to contracts in payment period	5,536	2,948,797	—	261,162	—
Net assets applicable to seed money	202	—	288	—	862
Total net assets	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796
Investment shares	2,487,618	7,063,635	3,671,670	5,115,200	1,311,166
Investments, at cost	$78,299,895	$97,699,288	$51,190,000	$65,346,308	$11,491,601
See accompanying notes to financial statements.
 11 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$199,440,548	$146,789,848	$59,868,044	$103,110,182	$29,268,832
Dividends receivable	17,195	13,174	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	114,980	3,900	3,221	19,874	15
Receivable for share redemptions	200,169	189,185	55,522	113,810	59,788
Total assets	199,772,892	146,996,107	59,926,787	103,243,866	29,328,635

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	195,157	127,896	55,522	88,664	27,961
Contract terminations	5,012	61,290	—	25,146	31,827
Payable for investments purchased	114,980	3,900	3,221	19,874	15
Total liabilities	315,149	193,086	58,743	133,684	59,803
Net assets applicable to contracts in accumulation period	199,449,124	146,461,713	59,867,466	102,305,432	29,268,188
Net assets applicable to contracts in payment period	—	341,308	—	804,750	—
Net assets applicable to seed money	8,619	—	578	—	644
Total net assets	$199,457,743	$146,803,021	$59,868,044	$103,110,182	$29,268,832
Investment shares	199,440,548	146,789,848	9,640,587	16,445,005	4,361,972
Investments, at cost	$199,440,547	$146,788,932	$61,202,317	$106,699,463	$30,383,954

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	20,590	54,610	1,936	54,881	931
Receivable for share redemptions	54,201	93,551	226,784	195,146	129,505
Total assets	64,309,453	99,004,970	204,910,671	172,450,508	154,329,339

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,951	92,697	174,064	163,398	121,386
Contract terminations	250	854	52,720	31,748	8,119
Payable for investments purchased	20,590	54,610	1,936	54,881	931
Total liabilities	74,791	148,161	228,720	250,027	130,436
Net assets applicable to contracts in accumulation period	63,861,200	98,804,284	203,476,700	172,199,971	153,191,685
Net assets applicable to contracts in payment period	373,462	52,177	1,205,251	—	1,007,218
Net assets applicable to seed money	—	348	—	510	—
Total net assets	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903
Investment shares	9,404,782	11,548,693	23,745,006	3,149,817	2,762,926
Investments, at cost	$72,898,692	$105,499,797	$236,164,416	$91,711,368	$35,233,210
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 12

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	350,623	100,422	1,061	517	874,410
Receivable for share redemptions	250,698	636,379	92,678	17,039	57,385
Total assets	266,815,616	617,986,658	95,873,034	18,671,819	58,416,993

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	250,698	565,849	87,761	16,859	52,868
Contract terminations	—	70,530	4,917	180	4,517
Payable for investments purchased	350,623	100,422	1,061	517	874,410
Total liabilities	601,321	736,801	93,739	17,556	931,795
Net assets applicable to contracts in accumulation period	266,214,215	615,385,663	95,768,058	18,610,469	57,331,339
Net assets applicable to contracts in payment period	—	1,863,972	10,602	43,061	153,161
Net assets applicable to seed money	80	222	635	733	698
Total net assets	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198
Investment shares	4,663,064	10,612,962	10,124,661	2,634,783	3,247,751
Investments, at cost	$198,479,876	$220,882,787	$95,997,022	$21,709,087	$45,367,457

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	122	17,451	1,000	10,084	177
Receivable for share redemptions	105,166	31,332	6,640	79,565	84,731
Total assets	60,488,811	33,383,450	6,872,250	84,302,745	46,595,374

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	55,733	31,332	6,640	79,565	38,321
Contract terminations	49,433	—	—	—	46,410
Payable for investments purchased	122	17,451	1,000	10,084	177
Total liabilities	105,288	48,783	7,640	89,649	84,908
Net assets applicable to contracts in accumulation period	59,633,930	33,333,951	6,864,268	84,212,768	46,490,159
Net assets applicable to contracts in payment period	749,593	—	—	—	20,307
Net assets applicable to seed money	—	716	342	328	—
Total net assets	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466
Investment shares	3,388,525	981,297	260,418	1,561,236	846,722
Investments, at cost	$42,637,021	$26,300,353	$5,059,288	$51,948,284	$23,549,928
See accompanying notes to financial statements.
 13 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,586	5,702	93	2,508	95
Receivable for share redemptions	99,636	69,408	46,901	63,963	24,009
Total assets	48,442,818	75,150,732	42,135,688	38,703,915	24,145,153

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	46,657	68,523	40,100	32,295	23,248
Contract terminations	52,979	885	6,801	31,668	761
Payable for investments purchased	17,586	5,702	93	2,508	95
Total liabilities	117,222	75,110	46,994	66,471	24,104
Net assets applicable to contracts in accumulation period	48,322,736	74,188,633	42,085,389	38,454,344	24,117,988
Net assets applicable to contracts in payment period	2,285	886,989	2,984	183,100	2,874
Net assets applicable to seed money	575	—	321	—	187
Total net assets	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049
Investment shares	776,689	1,184,158	922,189	831,449	598,092
Investments, at cost	$31,370,792	$21,771,172	$26,097,412	$14,106,951	$17,428,659

December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,132	674	202,154	139	80
Receivable for share redemptions	20,943	3,854	1,188,728	14,112	27,707
Total assets	26,101,043	4,059,714	87,940,905	14,187,135	33,003,193

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,645	3,854	84,447	13,842	27,310
Contract terminations	298	—	1,104,281	270	397
Payable for investments purchased	14,132	674	202,154	139	80
Total liabilities	35,075	4,528	1,390,882	14,251	27,787
Net assets applicable to contracts in accumulation period	26,031,641	4,054,573	86,549,560	14,158,535	32,727,530
Net assets applicable to contracts in payment period	34,327	—	—	13,761	247,876
Net assets applicable to seed money	—	613	463	588	—
Total net assets	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406
Investment shares	633,592	325,980	23,141,717	1,519,066	3,523,013
Investments, at cost	$10,923,933	$3,940,153	$92,754,242	$14,485,194	$35,239,460
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 14

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Assets
Investments, at fair value	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	70	17,876	15,578	3,364	441
Receivable for share redemptions	12,026	26,862	15,279	29,131	20,895
Total assets	10,454,544	29,232,172	15,785,827	35,385,241	21,934,552

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,777	26,862	15,279	29,131	20,843
Contract terminations	3,249	—	—	—	52
Payable for investments purchased	70	17,876	15,578	3,364	441
Total liabilities	12,096	44,738	30,857	32,495	21,336
Net assets applicable to contracts in accumulation period	10,438,029	29,187,014	15,754,451	35,295,478	21,912,438
Net assets applicable to contracts in payment period	4,419	—	—	57,268	—
Net assets applicable to seed money	—	420	519	—	778
Total net assets	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216
Investment shares	524,746	3,148,590	3,698,350	8,127,068	3,456,343
Investments, at cost	$14,581,237	$30,720,943	$19,277,231	$48,561,373	$26,475,881

December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,575	14,056	1,012	11,224	306
Receivable for share redemptions	97,653	65,108	47,221	26,692	70,623
Total assets	108,649,494	68,290,720	48,266,180	29,551,248	65,776,530

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	90,598	65,108	46,567	26,692	62,688
Contract terminations	7,055	—	654	—	7,935
Payable for investments purchased	5,575	14,056	1,012	11,224	306
Total liabilities	103,228	79,164	48,233	37,916	70,929
Net assets applicable to contracts in accumulation period	108,202,655	68,210,809	48,154,800	29,512,602	65,705,398
Net assets applicable to contracts in payment period	343,611	—	62,923	—	—
Net assets applicable to seed money	—	747	224	730	203
Total net assets	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601
Investment shares	1,331,529	869,713	1,135,609	3,187,185	1,315,427
Investments, at cost	$32,611,631	$36,699,338	$31,855,529	$30,815,929	$44,610,078
See accompanying notes to financial statements.
 15 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Assets
Investments, at fair value	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,853	4,537	10,326	4,756	566
Receivable for share redemptions	61,969	102,257	29,784	29,823	9,161
Total assets	34,452,981	95,872,673	31,584,912	28,428,521	10,546,242

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,907	91,629	29,784	27,943	9,161
Contract terminations	33,062	10,628	—	1,880	—
Payable for investments purchased	1,853	4,537	10,326	4,756	566
Total liabilities	63,822	106,794	40,110	34,579	9,727
Net assets applicable to contracts in accumulation period	34,302,291	95,765,648	31,544,199	28,393,183	10,533,969
Net assets applicable to contracts in payment period	86,868	—	—	—	—
Net assets applicable to seed money	—	231	603	759	2,546
Total net assets	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515
Investment shares	674,959	1,933,492	566,334	426,592	87,115
Investments, at cost	$18,578,100	$57,586,969	$18,621,056	$19,077,959	$9,028,005

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946
Dividends receivable	—	—	—	369,975	—
Accounts receivable from RiverSource Life for contract purchase payments	62,692	22,231	1,086	3,469	346,861
Receivable for share redemptions	37,803	14,297	38,508	136,754	895,013
Total assets	41,393,171	15,703,086	21,851,507	69,426,737	699,555,820

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,774	14,297	20,132	59,481	629,385
Contract terminations	29	—	18,376	77,273	265,628
Payable for investments purchased	62,692	22,231	1,086	373,444	346,861
Total liabilities	100,495	36,528	39,594	510,198	1,241,874
Net assets applicable to contracts in accumulation period	41,289,459	15,664,355	21,797,463	68,609,553	697,544,732
Net assets applicable to contracts in payment period	—	—	13,725	302,101	767,892
Net assets applicable to seed money	3,217	2,203	725	4,885	1,322
Total net assets	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946
Investment shares	215,414	175,811	1,592,110	8,233,756	12,281,286
Investments, at cost	$33,430,250	$14,450,961	$21,293,677	$73,495,760	$515,930,268
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 16

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Assets
Investments, at fair value	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25	5,323	—	201,795	51,365
Receivable for share redemptions	6,914	3,379	35,484	114,801	43,719
Total assets	4,980,247	3,589,553	45,006,378	127,170,147	46,650,771

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,410	3,379	33,945	101,723	43,690
Contract terminations	2,504	—	1,539	13,078	29
Payable for investments purchased	25	5,323	—	201,795	51,365
Total liabilities	6,939	8,702	35,484	316,596	95,084
Net assets applicable to contracts in accumulation period	4,972,623	3,580,015	44,544,262	125,554,894	46,554,178
Net assets applicable to contracts in payment period	—	—	426,632	1,298,009	—
Net assets applicable to seed money	685	836	—	648	1,509
Total net assets	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687
Investment shares	313,773	132,135	1,369,394	3,965,413	482,943
Investments, at cost	$3,733,188	$3,329,631	$28,326,066	$84,659,449	$34,391,615

December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	32,395	12,992	—	53,608	863
Receivable for share redemptions	15,218	24,641	113,629	451,637	7,783
Total assets	17,583,803	27,935,763	61,214,415	364,352,336	10,400,131

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,208	24,641	46,567	313,538	7,783
Contract terminations	10	—	67,062	138,099	—
Payable for investments purchased	32,395	12,992	—	53,608	863
Total liabilities	47,613	37,633	113,629	505,245	8,646
Net assets applicable to contracts in accumulation period	17,535,868	27,897,814	60,102,924	362,652,494	10,293,599
Net assets applicable to contracts in payment period	—	—	997,862	1,193,685	97,886
Net assets applicable to seed money	322	316	—	912	—
Total net assets	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485
Investment shares	668,045	2,543,129	1,660,799	10,345,382	380,362
Investments, at cost	$15,507,396	$27,646,213	$53,376,189	$342,110,548	$8,412,746
See accompanying notes to financial statements.
 17 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Assets
Investments, at fair value	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,043	127,508	15,091	298	755
Receivable for share redemptions	39,823	226,734	32,689	65,569	14,811
Total assets	46,205,167	206,147,201	38,707,672	61,799,191	17,451,253

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,998	184,404	31,145	57,816	14,747
Contract terminations	1,825	42,330	1,544	7,753	64
Payable for investments purchased	5,043	127,508	15,091	298	755
Total liabilities	44,866	354,242	47,780	65,867	15,566
Net assets applicable to contracts in accumulation period	45,927,202	205,465,393	38,532,614	61,667,806	17,435,239
Net assets applicable to contracts in payment period	233,099	327,284	127,278	64,772	—
Net assets applicable to seed money	—	282	—	746	448
Total net assets	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687
Investment shares	1,702,076	18,590,150	2,960,176	4,072,119	1,109,140
Investments, at cost	$37,712,646	$205,223,644	$47,559,805	$60,762,943	$16,640,015

December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,415	2,638	2,469	3,107	2,036
Receivable for share redemptions	1,399	52,731	106,347	7,350	184,865
Total assets	1,596,698	57,717,900	104,528,814	8,086,204	97,952,297

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,399	50,055	90,777	7,350	75,703
Contract terminations	—	2,676	15,570	—	109,162
Payable for investments purchased	3,415	2,638	2,469	3,107	2,036
Total liabilities	4,814	55,369	108,816	10,457	186,901
Net assets applicable to contracts in accumulation period	1,590,919	57,568,877	104,041,817	8,075,375	96,914,955
Net assets applicable to contracts in payment period	—	92,378	377,384	—	850,441
Net assets applicable to seed money	965	1,276	797	372	—
Total net assets	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396
Investment shares	80,155	3,581,524	7,528,479	553,512	6,001,559
Investments, at cost	$1,529,571	$59,632,124	$107,148,281	$7,656,796	$94,208,272
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 18

Statement of Assets and Liabilities

December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	662	—	77	835	11,548
Receivable for share redemptions	3,939	6,632	129,021	12,472	33,626
Total assets	5,154,769	6,968,112	99,755,762	14,401,960	42,265,295

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,939	6,311	79,432	10,712	33,626
Contract terminations	—	321	49,589	1,760	—
Payable for investments purchased	662	—	77	835	11,548
Total liabilities	4,601	6,632	129,098	13,307	45,174
Net assets applicable to contracts in accumulation period	5,130,382	6,960,945	98,598,450	14,358,559	42,218,717
Net assets applicable to contracts in payment period	19,786	—	1,028,214	30,094	1,404
Net assets applicable to seed money	—	535	—	—	—
Total net assets	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121
Investment shares	360,656	495,479	4,572,128	177,638	586,798
Investments, at cost	$4,605,107	$6,633,267	$80,818,753	$9,720,710	$31,057,935

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	300	68,381	—	48	4,110
Receivable for share redemptions	25,709	224,460	88,796	9,324	11,811
Total assets	26,977,512	103,704,693	77,645,196	10,183,780	15,442,335

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,142	85,421	88,155	9,324	11,800
Contract terminations	567	139,039	641	—	11
Payable for investments purchased	300	68,381	—	48	4,110
Total liabilities	26,009	292,841	88,796	9,372	15,921
Net assets applicable to contracts in accumulation period	26,775,008	103,145,489	76,822,599	10,173,825	15,351,104
Net assets applicable to contracts in payment period	175,608	266,080	733,801	—	75,310
Net assets applicable to seed money	887	283	—	583	—
Total net assets	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414
Investment shares	3,208,512	4,857,297	2,152,551	1,763,329	205,111
Investments, at cost	$31,275,360	$83,191,196	$60,009,061	$10,045,126	$15,292,476
See accompanying notes to financial statements.
 19 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,562	—	1	82	18,352
Receivable for share redemptions	8,100	14,945	9,046	53,374	117,064
Total assets	9,675,382	17,086,327	9,290,672	33,658,248	114,740,618

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,100	13,629	8,516	27,426	97,013
Contract terminations	—	1,316	530	25,948	20,051
Payable for investments purchased	12,562	—	1	82	18,352
Total liabilities	20,662	14,945	9,047	53,456	135,416
Net assets applicable to contracts in accumulation period	9,652,110	16,921,550	9,223,968	33,496,041	113,861,822
Net assets applicable to contracts in payment period	2,610	149,832	57,657	108,751	742,801
Net assets applicable to seed money	—	—	—	—	579
Total net assets	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202
Investment shares	152,259	627,163	345,170	949,556	24,280,763
Investments, at cost	$10,190,228	$14,852,268	$8,241,374	$29,752,298	$122,763,790

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	58,285	19,753	317	63,908	1,830
Receivable for share redemptions	202,963	32,275	2,418	171,500	28,984
Total assets	132,625,831	26,019,068	2,737,829	112,380,962	31,708,196

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	118,392	21,609	2,418	100,985	24,972
Contract terminations	84,571	10,666	—	70,515	4,012
Payable for investments purchased	58,285	19,753	317	63,908	1,830
Total liabilities	261,248	52,028	2,735	235,408	30,814
Net assets applicable to contracts in accumulation period	132,135,553	25,775,194	2,720,860	111,930,433	31,542,185
Net assets applicable to contracts in payment period	227,325	191,846	14,234	214,598	135,197
Net assets applicable to seed money	1,705	—	—	523	—
Total net assets	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382
Investment shares	3,646,407	955,022	127,510	4,047,115	1,233,063
Investments, at cost	$133,377,881	$24,658,122	$2,732,435	$99,398,161	$24,578,370
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 20

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,131	10,201	2,374	407	7,118
Receivable for share redemptions	10,228	40,246	188,877	10,422	80,963
Total assets	10,893,414	50,834,517	182,347,990	14,108,399	71,354,612

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,228	40,205	171,091	10,422	64,253
Contract terminations	—	41	17,786	—	16,710
Payable for investments purchased	24,131	10,201	2,374	407	7,118
Total liabilities	34,359	50,447	191,251	10,829	88,081
Net assets applicable to contracts in accumulation period	10,858,185	50,631,199	181,709,652	14,047,262	71,266,031
Net assets applicable to contracts in payment period	—	152,421	445,194	50,308	—
Net assets applicable to seed money	870	450	1,893	—	500
Total net assets	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531
Investment shares	510,294	2,121,306	3,062,487	192,196	6,397,355
Investments, at cost	$9,332,554	$29,258,710	$142,408,972	$11,261,505	$76,652,777

December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	9,131	977	5	20
Receivable for share redemptions	7,114	25,384	68,913	3,162	8,327
Total assets	7,465,765	28,847,663	75,302,733	2,730,174	8,914,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,114	23,043	68,841	2,517	8,327
Contract terminations	—	2,341	72	645	—
Payable for investments purchased	—	9,131	977	5	20
Total liabilities	7,114	34,515	69,890	3,167	8,347
Net assets applicable to contracts in accumulation period	7,457,167	28,779,536	75,175,601	2,725,858	8,904,328
Net assets applicable to contracts in payment period	—	32,555	53,951	—	—
Net assets applicable to seed money	1,484	1,057	3,291	1,149	1,335
Total net assets	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663
Investment shares	143,795	543,439	1,228,492	91,265	614,608
Investments, at cost	$6,582,650	$20,721,551	$47,166,934	$2,217,944	$7,842,794
See accompanying notes to financial statements.
 21 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3	111	21,709	78	23,279
Receivable for share redemptions	9,488	19,379	13,293	4,414	31,510
Total assets	10,423,320	21,198,277	16,242,759	5,637,836	36,517,331

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,483	19,379	13,293	4,327	31,510
Contract terminations	5	—	—	87	—
Payable for investments purchased	3	111	21,709	78	23,279
Total liabilities	9,491	19,490	35,002	4,492	54,789
Net assets applicable to contracts in accumulation period	10,413,575	21,178,455	16,074,425	5,577,675	36,362,100
Net assets applicable to contracts in payment period	—	—	132,711	55,586	100,096
Net assets applicable to seed money	254	332	621	83	346
Total net assets	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542
Investment shares	981,511	1,597,194	1,325,137	460,053	1,879,997
Investments, at cost	$10,453,137	$21,357,250	$13,001,872	$4,624,499	$36,221,234

December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Assets
Investments, at fair value	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,557	1,156	—	104	149
Receivable for share redemptions	40,639	194,518	28,551	5,687	2,043
Total assets	47,645,567	169,650,148	25,880,012	6,127,754	2,381,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	40,492	148,831	19,586	5,687	2,043
Contract terminations	147	45,687	8,965	—	—
Payable for investments purchased	16,557	1,156	—	104	149
Total liabilities	57,196	195,674	28,551	5,791	2,192
Net assets applicable to contracts in accumulation period	47,379,895	168,991,897	25,474,153	6,120,729	2,378,710
Net assets applicable to contracts in payment period	208,476	461,658	377,308	—	—
Net assets applicable to seed money	—	919	—	1,234	526
Total net assets	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236
Investment shares	1,588,238	13,098,437	2,001,042	126,557	152,907
Investments, at cost	$32,847,576	$133,698,395	$18,978,428	$4,786,728	$2,385,842
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 22

Statement of Assets and Liabilities

December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,434	2,973	465	—	267,252
Receivable for share redemptions	10,106	53,052	20,976	4,589	118,407
Total assets	11,107,401	64,969,829	26,666,997	4,939,974	133,593,838

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,106	52,588	20,668	4,415	116,908
Contract terminations	—	464	308	174	1,499
Payable for investments purchased	10,434	2,973	465	—	267,252
Total liabilities	20,540	56,025	21,441	4,589	385,659
Net assets applicable to contracts in accumulation period	11,086,339	64,887,354	26,573,276	4,935,095	132,689,922
Net assets applicable to contracts in payment period	—	26,450	72,280	—	517,220
Net assets applicable to seed money	522	—	—	290	1,037
Total net assets	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179
Investment shares	629,935	2,968,167	2,202,112	243,482	3,617,821
Investments, at cost	$9,981,570	$60,605,569	$31,193,142	$4,335,876	$110,640,738

December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Assets
Investments, at fair value	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30,306	215	—	2,175	—
Receivable for share redemptions	95,696	16,822	85,038	2,202	1,728
Total assets	76,991,244	18,593,508	13,627,875	2,561,637	1,951,706

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	71,510	16,693	12,316	2,202	1,728
Contract terminations	24,186	129	72,722	—	—
Payable for investments purchased	30,306	215	—	2,175	—
Total liabilities	126,002	17,037	85,038	4,377	1,728
Net assets applicable to contracts in accumulation period	76,699,784	18,573,525	13,412,322	2,556,614	1,949,095
Net assets applicable to contracts in payment period	163,994	—	129,276	—	—
Net assets applicable to seed money	1,464	2,946	1,239	646	883
Total net assets	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978
Investment shares	11,954,159	433,827	1,354,284	455,840	100,308
Investments, at cost	$98,474,488	$12,388,384	$13,280,132	$2,472,074	$1,751,039
See accompanying notes to financial statements.
 23 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050
Dividends receivable	—	—	296,114	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,768	8	32,650	7,760	231
Receivable for share redemptions	68,232	6,182	77,903	19,957	19,855
Total assets	46,217,157	6,480,190	86,320,779	23,695,048	13,000,136

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,213	6,173	77,901	19,439	10,116
Contract terminations	27,019	9	1	518	9,739
Payable for investments purchased	2,768	8	328,765	7,760	231
Total liabilities	71,000	6,190	406,667	27,717	20,086
Net assets applicable to contracts in accumulation period	45,665,384	6,471,144	85,899,944	23,630,966	12,969,131
Net assets applicable to contracts in payment period	479,935	1,607	—	35,994	10,919
Net assets applicable to seed money	838	1,249	14,168	371	—
Total net assets	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050
Investment shares	4,728,090	551,918	9,091,440	1,407,932	655,227
Investments, at cost	$48,979,299	$6,107,028	$89,876,801	$21,691,089	$9,581,929

December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	179	36,197	—	—	520
Receivable for share redemptions	8,533	38,784	2,210	94,846	68,022
Total assets	8,593,101	34,361,157	2,600,772	82,919,779	38,701,711

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,566	30,702	2,210	94,286	30,220
Contract terminations	967	8,082	—	560	37,802
Payable for investments purchased	179	36,197	—	—	520
Total liabilities	8,712	74,981	2,210	94,846	68,542
Net assets applicable to contracts in accumulation period	8,583,585	34,285,404	2,597,531	82,338,748	38,515,641
Net assets applicable to contracts in payment period	—	—	—	486,185	115,962
Net assets applicable to seed money	804	772	1,031	—	1,566
Total net assets	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169
Investment shares	541,260	960,666	176,653	1,699,322	834,410
Investments, at cost	$6,865,343	$29,750,266	$2,403,478	$54,874,730	$27,898,394
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 24

Statement of Assets and Liabilities

December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,970	81	—	77,391	19,112
Receivable for share redemptions	8,538	49,102	22,259	69,051	851,168
Total assets	10,873,493	14,344,514	11,600,128	61,709,200	844,481,025

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,204	13,157	8,779	57,349	753,514
Contract terminations	334	35,945	13,480	11,702	97,654
Payable for investments purchased	8,970	81	—	77,391	19,112
Total liabilities	17,508	49,183	22,259	146,442	870,280
Net assets applicable to contracts in accumulation period	10,794,926	14,294,741	11,410,546	61,559,921	841,977,420
Net assets applicable to contracts in payment period	61,059	—	167,323	—	1,633,107
Net assets applicable to seed money	—	590	—	2,837	218
Total net assets	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745
Investment shares	1,141,534	1,085,447	462,375	2,529,283	22,538,358
Investments, at cost	$10,536,148	$16,342,890	$8,303,002	$26,221,469	$410,414,176

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Assets
Investments, at fair value	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,538	—	—	171,054	6,489
Receivable for share redemptions	371,736	565,368	381,132	514,619	221,488
Total assets	441,513,893	416,695,271	246,905,342	368,633,393	240,532,625

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	371,686	380,400	216,427	328,286	213,321
Contract terminations	50	184,968	164,705	186,333	8,167
Payable for investments purchased	26,538	—	—	171,054	6,489
Total liabilities	398,274	565,368	381,132	685,673	227,977
Net assets applicable to contracts in accumulation period	441,115,619	415,499,450	246,524,147	367,754,644	240,259,178
Net assets applicable to contracts in payment period	—	630,158	—	192,707	45,143
Net assets applicable to seed money	—	295	63	369	327
Total net assets	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648
Investment shares	11,766,221	23,510,164	13,927,921	21,317,944	15,493,530
Investments, at cost	$153,046,164	$341,705,786	$180,814,137	$260,493,985	$173,455,664
See accompanying notes to financial statements.
 25 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Assets
Investments, at fair value	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	101,300	549	7,190	—	8,110
Receivable for share redemptions	1,182,118	629,789	12,225,625	11,086,810	2,234,710
Total assets	1,015,710,182	524,652,797	10,529,766,804	10,507,713,908	2,040,643,885

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	908,923	469,643	9,271,024	9,383,930	1,829,682
Contract terminations	273,196	160,146	2,954,601	1,702,880	405,028
Payable for investments purchased	101,299	549	7,190	—	8,110
Total liabilities	1,283,418	630,338	12,232,815	11,086,810	2,242,820
Net assets applicable to contracts in accumulation period	1,014,278,010	523,901,042	10,517,373,912	10,495,807,337	2,036,866,682
Net assets applicable to contracts in payment period	148,532	121,070	159,883	819,511	1,534,211
Net assets applicable to seed money	222	347	194	250	172
Total net assets	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065
Investment shares	60,635,192	36,089,701	475,906,515	496,764,179	64,649,574
Investments, at cost	$724,446,656	$447,773,272	$5,823,916,096	$5,876,911,289	$917,962,550

December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,390	81,518	—	—	4,506
Receivable for share redemptions	1,401,451	1,532,427	901,492	7,414,926	5,350,115
Total assets	1,233,090,950	975,958,122	698,987,016	6,514,423,687	4,630,824,194

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,039,446	896,330	611,346	5,832,839	3,962,030
Contract terminations	362,005	636,097	290,146	1,582,087	1,388,085
Payable for investments purchased	17,390	81,518	—	—	4,506
Total liabilities	1,418,841	1,613,945	901,492	7,414,926	5,354,621
Net assets applicable to contracts in accumulation period	1,231,672,109	972,421,277	698,085,524	6,500,960,695	4,625,469,573
Net assets applicable to contracts in payment period	—	1,922,787	—	6,047,998	—
Net assets applicable to seed money	—	113	—	68	—
Total net assets	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573
Investment shares	39,014,004	45,129,420	32,273,949	245,177,421	174,086,171
Investments, at cost	$420,167,164	$630,225,352	$363,176,626	$3,177,200,392	$1,786,203,745
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 26

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	175	259	1,079	1,293	1,250
Receivable for share redemptions	19,415	14,321	15,281	26,579	31,633
Total assets	20,705,906	14,535,206	17,414,464	28,451,940	32,851,707

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,415	14,321	14,435	26,494	30,670
Contract terminations	—	—	846	85	963
Payable for investments purchased	175	259	1,079	1,293	1,250
Total liabilities	19,590	14,580	16,360	27,872	32,883
Net assets applicable to contracts in accumulation period	20,685,563	14,519,761	17,382,613	28,422,877	32,817,883
Net assets applicable to contracts in payment period	—	—	15,491	—	—
Net assets applicable to seed money	753	865	—	1,191	941
Total net assets	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824
Investment shares	2,132,610	289,140	340,205	2,286,731	2,540,157
Investments, at cost	$21,549,755	$7,228,860	$4,489,266	$24,615,713	$30,110,091

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	601	317	15	17,583	1,142
Receivable for share redemptions	27,209	17,899	10,160	34,668	282,889
Total assets	28,279,454	18,803,970	10,768,624	41,970,058	292,179,877

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,531	17,847	10,020	32,992	264,602
Contract terminations	678	52	140	1,676	18,287
Payable for investments purchased	601	317	15	17,583	1,142
Total liabilities	27,810	18,216	10,175	52,251	284,031
Net assets applicable to contracts in accumulation period	28,250,373	18,785,229	10,758,051	41,664,641	291,785,427
Net assets applicable to contracts in payment period	—	—	—	253,166	110,038
Net assets applicable to seed money	1,271	525	398	—	381
Total net assets	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846
Investment shares	2,127,383	522,698	265,182	1,013,732	18,392,933
Investments, at cost	$21,507,252	$14,865,352	$8,300,907	$16,566,078	$228,444,137
See accompanying notes to financial statements.
 27 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$4,118,962,982	$1,918,836,504	$12,767,861
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	42,245	352	490
Receivable for share redemptions	4,635,261	2,518,421	13,054
Total assets	4,123,640,488	1,921,355,277	12,781,405

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,666,467	1,719,366	12,304
Contract terminations	968,794	799,055	750
Payable for investments purchased	42,245	352	490
Total liabilities	4,677,506	2,518,773	13,544
Net assets applicable to contracts in accumulation period	4,118,752,368	1,918,634,921	12,767,026
Net assets applicable to contracts in payment period	210,409	201,408	—
Net assets applicable to seed money	205	175	835
Total net assets	$4,118,962,982	$1,918,836,504	$12,767,861
Investment shares	194,566,036	104,171,363	1,967,313
Investments, at cost	$2,522,838,026	$1,268,134,408	$13,597,848
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 28

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$148,872	$1,555,140	$—	$635,056	$—
Variable account expenses	100,561	615,533	1,913,790	637,565	83,985
Investment income (loss) — net	48,311	939,607	(1,913,790)	(2,509)	(83,985)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,307,734	13,472,071	33,981,943	12,672,001	1,714,215
Cost of investments sold	2,519,229	11,172,198	26,906,140	10,827,014	1,682,074
Net realized gain (loss) on sales of investments	(211,495)	2,299,873	7,075,803	1,844,987	32,141
Distributions from capital gains	—	—	17,263,534	5,930,132	1,153,171
Net change in unrealized appreciation (depreciation) of investments	1,223,727	19,637,735	(2,918,758)	(1,437,753)	(691,739)
Net gain (loss) on investments	1,012,232	21,937,608	21,420,579	6,337,366	493,573
Net increase (decrease) in net assets resulting from operations	$1,060,543	$22,877,215	$19,506,789	$6,334,857	$409,588

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$237,351	$19,342	$—	$2,292,455	$65,766
Variable account expenses	164,873	344,929	716,002	556,807	38,927
Investment income (loss) — net	72,478	(325,587)	(716,002)	1,735,648	26,839

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,178,032	7,555,809	14,474,036	12,198,322	531,026
Cost of investments sold	2,729,847	6,901,473	15,204,273	8,616,965	521,730
Net realized gain (loss) on sales of investments	448,185	654,336	(730,237)	3,581,357	9,296
Distributions from capital gains	1,616,329	3,896,921	4,173,711	5,851,379	610,123
Net change in unrealized appreciation (depreciation) of investments	(242,410)	(2,194,101)	3,079,364	(9,250,604)	(274,430)
Net gain (loss) on investments	1,822,104	2,357,156	6,522,838	182,132	344,989
Net increase (decrease) in net assets resulting from operations	$1,894,582	$2,031,569	$5,806,836	$1,917,780	$371,828
See accompanying notes to financial statements.
 29 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$3,166,960	$2,328	$73,839	$391,182	$—
Variable account expenses	795,262	39,596	39,250	210,220	116,796
Investment income (loss) — net	2,371,698	(37,268)	34,589	180,962	(116,796)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,613,903	277,487	283,423	3,427,388	2,964,559
Cost of investments sold	14,977,920	246,233	255,988	2,628,283	2,851,512
Net realized gain (loss) on sales of investments	(364,017)	31,254	27,435	799,105	113,047
Distributions from capital gains	7,745,371	334,758	242,212	1,283,178	843,724
Net change in unrealized appreciation (depreciation) of investments	3,106,638	279,820	148,609	170,650	137,801
Net gain (loss) on investments	10,487,992	645,832	418,256	2,252,933	1,094,572
Net increase (decrease) in net assets resulting from operations	$12,859,690	$608,564	$452,845	$2,433,895	$977,776

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$—	$1,071,584	$—	$—	$1,369,990
Variable account expenses	1,244,408	772,015	1,779,186	6,257,654	171,274
Investment income (loss) — net	(1,244,408)	299,569	(1,779,186)	(6,257,654)	1,198,716

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,292,183	15,541,436	14,265,038	91,498,454	3,832,648
Cost of investments sold	36,117,357	18,941,889	11,768,661	47,337,307	4,793,382
Net realized gain (loss) on sales of investments	(8,825,174)	(3,400,453)	2,496,377	44,161,147	(960,734)
Distributions from capital gains	—	422,345	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,231,701	12,338,751	20,440,411	35,142,434	1,943,905
Net gain (loss) on investments	5,406,527	9,360,643	22,936,788	79,303,581	983,171
Net increase (decrease) in net assets resulting from operations	$4,162,119	$9,660,212	$21,157,602	$73,045,927	$2,181,887
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 30

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$579,390	$2,647,281	$—	$—
Variable account expenses	1,978,677	109,680	372,949	664,518	3,662,778
Investment income (loss) — net	(1,978,677)	469,710	2,274,332	(664,518)	(3,662,778)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,849,543	3,090,463	6,471,444	12,444,076	49,729,893
Cost of investments sold	15,062,129	3,359,135	8,051,329	6,822,870	11,181,600
Net realized gain (loss) on sales of investments	14,787,414	(268,672)	(1,579,885)	5,621,206	38,548,293
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,440,842	393,776	1,887,943	2,956,084	10,573,152
Net gain (loss) on investments	31,228,256	125,104	308,058	8,577,290	49,121,445
Net increase (decrease) in net assets resulting from operations	$29,249,579	$594,814	$2,582,390	$7,912,772	$45,458,667

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$27,430	$111,252	$530,522
Variable account expenses	1,246,358	3,407,573	462,104	631,467	103,184
Investment income (loss) — net	(1,246,358)	(3,407,573)	(434,674)	(520,215)	427,338

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,946,756	54,988,527	13,723,666	12,919,683	1,646,090
Cost of investments sold	12,410,591	15,879,789	17,756,989	14,742,148	1,767,702
Net realized gain (loss) on sales of investments	6,536,165	39,108,738	(4,033,323)	(1,822,465)	(121,612)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,489,692	13,458,409	15,857,489	19,097,734	817,250
Net gain (loss) on investments	17,025,857	52,567,147	11,824,166	17,275,269	695,638
Net increase (decrease) in net assets resulting from operations	$15,779,499	$49,159,574	$11,389,492	$16,755,054	$1,122,976
See accompanying notes to financial statements.
 31 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$7,081,041	$5,806,026	$3,292,069	$6,213,971	$509,703
Variable account expenses	2,108,064	1,467,567	576,419	997,020	305,442
Investment income (loss) — net	4,972,977	4,338,459	2,715,650	5,216,951	204,261

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,989,797	43,928,367	7,662,270	15,045,065	5,534,208
Cost of investments sold	69,989,797	43,928,096	7,904,332	15,715,382	6,002,519
Net realized gain (loss) on sales of investments	—	271	(242,062)	(670,317)	(468,311)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(270)	1,498,566	3,068,731	2,285,173
Net gain (loss) on investments	—	1	1,256,504	2,398,414	1,816,862
Net increase (decrease) in net assets resulting from operations	$4,972,977	$4,338,460	$3,972,154	$7,615,365	$2,021,123

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$1,215,026	$4,945,938	$10,759,462	$—	$—
Variable account expenses	605,524	978,524	1,917,512	1,677,605	1,299,473
Investment income (loss) — net	609,502	3,967,414	8,841,950	(1,677,605)	(1,299,473)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,886,559	21,932,823	27,302,983	31,160,647	22,770,929
Cost of investments sold	11,614,592	23,769,122	31,946,069	16,616,269	5,708,228
Net realized gain (loss) on sales of investments	(1,728,033)	(1,836,299)	(4,643,086)	14,544,378	17,062,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,889,447	4,621,151	11,516,157	9,566,555	5,166,814
Net gain (loss) on investments	4,161,414	2,784,852	6,873,071	24,110,933	22,229,515
Net increase (decrease) in net assets resulting from operations	$4,770,916	$6,752,266	$15,715,021	$22,433,328	$20,930,042
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 32

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$—	$—	$5,477,903	$1,416,379	$721,248
Variable account expenses	2,317,246	6,020,174	896,943	174,410	478,737
Investment income (loss) — net	(2,317,246)	(6,020,174)	4,580,960	1,241,969	242,511

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,142,113	87,850,072	18,680,848	3,424,096	8,128,754
Cost of investments sold	19,489,887	34,315,296	18,587,262	4,006,322	7,128,959
Net realized gain (loss) on sales of investments	5,652,226	53,534,776	93,586	(582,226)	999,795
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,507,478	42,397,889	(455,656)	136,428	12,412,233
Net gain (loss) on investments	37,159,704	95,932,665	(362,070)	(445,798)	13,412,028
Net increase (decrease) in net assets resulting from operations	$34,842,458	$89,912,491	$4,218,890	$796,171	$13,654,539

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$968,602	$—	$—	$—	$—
Variable account expenses	556,714	260,158	61,912	775,338	379,815
Investment income (loss) — net	411,888	(260,158)	(61,912)	(775,338)	(379,815)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,992,022	7,094,239	483,970	16,693,316	6,911,737
Cost of investments sold	6,508,837	6,133,740	395,843	11,636,226	3,951,563
Net realized gain (loss) on sales of investments	1,483,185	960,499	88,127	5,057,090	2,960,174
Distributions from capital gains	—	2,668,938	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,652,538	4,451,067	750,223	13,516,438	7,391,351
Net gain (loss) on investments	16,135,723	8,080,504	838,350	18,573,528	10,351,525
Net increase (decrease) in net assets resulting from operations	$16,547,611	$7,820,346	$776,438	$17,798,190	$9,971,710
See accompanying notes to financial statements.
 33 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	494,636	751,638	422,690	347,332	255,044
Investment income (loss) — net	(494,636)	(751,638)	(422,690)	(347,332)	(255,044)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,846,314	10,631,481	11,747,585	6,848,133	8,356,904
Cost of investments sold	7,058,544	3,267,933	7,341,907	2,582,907	5,932,382
Net realized gain (loss) on sales of investments	3,787,770	7,363,548	4,405,678	4,265,226	2,424,522
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,663,965	2,926,285	877,164	639,672	(867,249)
Net gain (loss) on investments	6,451,735	10,289,833	5,282,842	4,904,898	1,557,273
Net increase (decrease) in net assets resulting from operations	$5,957,099	$9,538,195	$4,860,152	$4,557,566	$1,302,229

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$35,184	$3,755,246	$262,349	$712,079
Variable account expenses	230,208	34,081	914,294	143,886	309,195
Investment income (loss) — net	(230,208)	1,103	2,840,952	118,463	402,884

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,654,065	728,661	15,114,086	3,811,611	5,764,923
Cost of investments sold	2,087,512	745,194	16,417,960	4,019,501	6,359,023
Net realized gain (loss) on sales of investments	2,566,553	(16,533)	(1,303,874)	(207,890)	(594,100)
Distributions from capital gains	—	605,827	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(962,536)	(74,054)	3,397,822	1,067,093	2,806,003
Net gain (loss) on investments	1,604,017	515,240	2,093,948	859,203	2,211,903
Net increase (decrease) in net assets resulting from operations	$1,373,809	$516,343	$4,934,900	$977,666	$2,614,787
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 34

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Investment income
Dividend income	$449,839	$812,330	$590,723	$1,314,145	$588,751
Variable account expenses	97,497	280,448	182,736	340,213	235,992
Investment income (loss) — net	352,342	531,882	407,987	973,932	352,759

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,085,921	4,176,324	4,144,115	7,138,689	4,352,698
Cost of investments sold	3,097,672	4,538,968	5,086,207	9,843,831	5,213,223
Net realized gain (loss) on sales of investments	(1,011,751)	(362,644)	(942,092)	(2,705,142)	(860,525)
Distributions from capital gains	—	—	—	—	1,168,871
Net change in unrealized appreciation (depreciation) of investments	2,072,164	1,455,142	999,616	2,832,629	(451,390)
Net gain (loss) on investments	1,060,413	1,092,498	57,524	127,487	(143,044)
Net increase (decrease) in net assets resulting from operations	$1,412,755	$1,624,380	$465,511	$1,101,419	$209,715

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$1,153,287	$—
Variable account expenses	1,035,376	714,448	496,534	266,130	722,929
Investment income (loss) — net	(1,035,376)	(714,448)	(496,534)	887,157	(722,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,111,328	11,094,116	8,168,085	4,171,326	14,334,324
Cost of investments sold	6,662,237	5,996,745	5,626,827	4,471,530	9,650,891
Net realized gain (loss) on sales of investments	14,449,091	5,097,371	2,541,258	(300,204)	4,683,433
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,301	3,467,463	2,739,152	901,429	(3,301,424)
Net gain (loss) on investments	14,505,392	8,564,834	5,280,410	601,225	1,382,009
Net increase (decrease) in net assets resulting from operations	$13,470,016	$7,850,386	$4,783,876	$1,488,382	$659,080
See accompanying notes to financial statements.
 35 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Investment income
Dividend income	$—	$—	$—	$—	$230,561
Variable account expenses	351,448	950,886	331,276	292,546	70,233
Investment income (loss) — net	(351,448)	(950,886)	(331,276)	(292,546)	160,328

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,796,454	15,093,372	7,002,609	5,421,586	1,310,044
Cost of investments sold	5,310,781	9,423,810	3,946,301	3,925,216	1,123,113
Net realized gain (loss) on sales of investments	4,485,673	5,669,562	3,056,308	1,496,370	186,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,772,258)	10,434,711	30,922	2,792,354	1,364,142
Net gain (loss) on investments	713,415	16,104,273	3,087,230	4,288,724	1,551,073
Net increase (decrease) in net assets resulting from operations	$361,967	$15,153,387	$2,755,954	$3,996,178	$1,711,401

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$102,617	$223,224	$650,466	$4,920,571	$—
Variable account expenses	327,459	128,145	188,258	692,854	6,484,827
Investment income (loss) — net	(224,842)	95,079	462,208	4,227,717	(6,484,827)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,577,111	1,581,199	3,443,390	16,080,136	83,964,654
Cost of investments sold	3,814,491	1,456,635	3,446,315	17,029,692	57,679,273
Net realized gain (loss) on sales of investments	762,620	124,564	(2,925)	(949,556)	26,285,381
Distributions from capital gains	602,196	726,254	—	—	109,366,138
Net change in unrealized appreciation (depreciation) of investments	4,773,768	563,674	1,078,805	(1,148,180)	(10,618,894)
Net gain (loss) on investments	6,138,584	1,414,492	1,075,880	(2,097,736)	125,032,625
Net increase (decrease) in net assets resulting from operations	$5,913,742	$1,509,571	$1,538,088	$2,129,981	$118,547,798
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 36

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Investment income
Dividend income	$56,785	$65,610	$620,137	$1,596,608	$—
Variable account expenses	37,510	33,434	364,713	1,045,511	378,801
Investment income (loss) — net	19,275	32,176	255,424	551,097	(378,801)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	801,991	518,025	6,797,475	16,287,711	4,557,950
Cost of investments sold	688,611	508,555	4,057,085	10,279,716	3,488,420
Net realized gain (loss) on sales of investments	113,380	9,470	2,740,390	6,007,995	1,069,530
Distributions from capital gains	31,082	—	4,031,405	11,505,368	444,076
Net change in unrealized appreciation (depreciation) of investments	1,076,662	250,001	1,102,651	3,637,162	6,006,235
Net gain (loss) on investments	1,221,124	259,471	7,874,446	21,150,525	7,519,841
Net increase (decrease) in net assets resulting from operations	$1,240,399	$291,647	$8,129,870	$21,701,622	$7,141,040

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$118,615	$860,086	$212,261	$854,164	$156,017
Variable account expenses	126,392	214,052	508,832	3,325,059	85,186
Investment income (loss) — net	(7,777)	646,034	(296,571)	(2,470,895)	70,831

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,603,243	2,387,739	9,831,649	48,335,253	1,484,785
Cost of investments sold	1,404,378	2,337,945	8,585,450	46,081,634	1,119,201
Net realized gain (loss) on sales of investments	198,865	49,794	1,246,199	2,253,619	365,584
Distributions from capital gains	48,739	—	6,832,762	41,593,680	909,409
Net change in unrealized appreciation (depreciation) of investments	1,425,871	474,660	(1,672,196)	(6,472,011)	414,841
Net gain (loss) on investments	1,673,475	524,454	6,406,765	37,375,288	1,689,834
Net increase (decrease) in net assets resulting from operations	$1,665,698	$1,170,488	$6,110,194	$34,904,393	$1,760,665
See accompanying notes to financial statements.
 37 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Investment income
Dividend income	$625,768	$7,153,976	$566,660	$3,082,162	$700,789
Variable account expenses	413,218	1,950,265	358,458	631,416	139,806
Investment income (loss) — net	212,550	5,203,711	208,202	2,450,746	560,983

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,999,357	24,858,145	6,398,885	10,494,606	2,619,382
Cost of investments sold	5,315,855	25,165,185	8,059,299	10,761,499	2,579,815
Net realized gain (loss) on sales of investments	1,683,502	(307,040)	(1,660,414)	(266,893)	39,567
Distributions from capital gains	4,068,965	—	—	647,858	150,009
Net change in unrealized appreciation (depreciation) of investments	1,667,796	9,196,914	4,187,687	3,711,994	850,212
Net gain (loss) on investments	7,420,263	8,889,874	2,527,273	4,092,959	1,039,788
Net increase (decrease) in net assets resulting from operations	$7,632,813	$14,093,585	$2,735,475	$6,543,705	$1,600,771

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$23,728	$1,162,913	$1,141,769	$57,228	$1,137,543
Variable account expenses	11,418	561,127	998,962	63,331	843,423
Investment income (loss) — net	12,310	601,786	142,807	(6,103)	294,120

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,625	9,771,890	17,292,345	997,216	14,920,052
Cost of investments sold	375,414	9,886,620	18,407,447	959,760	13,617,262
Net realized gain (loss) on sales of investments	(4,789)	(114,730)	(1,115,102)	37,456	1,302,790
Distributions from capital gains	140,919	5,729,700	8,904,764	479,472	10,313,398
Net change in unrealized appreciation (depreciation) of investments	66,599	(426,029)	(1,397,491)	17,722	(4,016,121)
Net gain (loss) on investments	202,729	5,188,941	6,392,171	534,650	7,600,067
Net increase (decrease) in net assets resulting from operations	$215,039	$5,790,727	$6,534,978	$528,547	$7,894,187
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 38

Statement of Operations

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$35,130	$31,012	$661,934	$—	$—
Variable account expenses	40,868	47,107	859,576	120,775	375,430
Investment income (loss) — net	(5,738)	(16,095)	(197,642)	(120,775)	(375,430)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,077,861	1,090,799	16,993,609	2,525,526	8,550,194
Cost of investments sold	977,477	1,045,235	12,993,980	1,622,527	6,031,786
Net realized gain (loss) on sales of investments	100,384	45,564	3,999,629	902,999	2,518,408
Distributions from capital gains	399,806	510,179	12,529,760	1,332,947	4,362,535
Net change in unrealized appreciation (depreciation) of investments	196,684	231,304	(2,989,017)	(626,155)	(2,345,933)
Net gain (loss) on investments	696,874	787,047	13,540,372	1,609,791	4,535,010
Net increase (decrease) in net assets resulting from operations	$691,136	$770,952	$13,342,730	$1,489,016	$4,159,580

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$1,778,641	$1,439,204	$484,623	$389,548	$—
Variable account expenses	269,586	913,572	947,246	91,113	138,185
Investment income (loss) — net	1,509,055	525,632	(462,623)	298,435	(138,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,603,914	15,970,256	8,921,466	1,425,220	3,251,343
Cost of investments sold	5,424,388	12,450,695	6,914,359	1,402,755	3,168,848
Net realized gain (loss) on sales of investments	(820,474)	3,519,561	2,007,107	22,465	82,495
Distributions from capital gains	—	10,665,462	5,578,949	—	1,322,725
Net change in unrealized appreciation (depreciation) of investments	1,207,430	248,370	3,278,809	177,307	(732,655)
Net gain (loss) on investments	386,956	14,433,393	10,864,865	199,772	672,565
Net increase (decrease) in net assets resulting from operations	$1,896,011	$14,959,025	$10,402,242	$498,207	$534,380
See accompanying notes to financial statements.
 39 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$271,167	$125,247	$391,498	$6,029,821
Variable account expenses	94,587	150,136	92,438	304,362	1,066,284
Investment income (loss) — net	(94,587)	121,031	32,809	87,136	4,963,537

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,403,082	3,058,471	1,509,910	5,636,012	16,724,392
Cost of investments sold	2,478,077	2,652,982	1,331,022	5,002,089	18,300,823
Net realized gain (loss) on sales of investments	(74,995)	405,489	178,888	633,923	(1,576,431)
Distributions from capital gains	964,193	1,296,534	704,106	2,136,338	—
Net change in unrealized appreciation (depreciation) of investments	(483,428)	501,496	296,169	1,917,174	9,198,329
Net gain (loss) on investments	405,770	2,203,519	1,179,163	4,687,435	7,621,898
Net increase (decrease) in net assets resulting from operations	$311,183	$2,324,550	$1,211,972	$4,774,571	$12,585,435

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$8,454	$252,655	$—
Variable account expenses	1,262,515	246,888	26,127	1,076,629	259,929
Investment income (loss) — net	(1,262,515)	(246,888)	(17,673)	(823,974)	(259,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,896,847	6,634,877	401,432	14,978,503	5,741,898
Cost of investments sold	19,398,151	6,616,932	414,860	12,723,760	4,459,797
Net realized gain (loss) on sales of investments	1,498,696	17,945	(13,428)	2,254,743	1,282,101
Distributions from capital gains	24,362,524	1,134,230	169,640	11,234,158	3,444,177
Net change in unrealized appreciation (depreciation) of investments	(7,851,567)	2,548,865	233,115	(4,764,864)	929,835
Net gain (loss) on investments	18,009,653	3,701,040	389,327	8,724,037	5,656,113
Net increase (decrease) in net assets resulting from operations	$16,747,138	$3,454,152	$371,654	$7,900,063	$5,396,184
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 40

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$—	$2,914,582	$6,731	$3,054,470
Variable account expenses	94,295	405,677	1,772,828	115,973	671,278
Investment income (loss) — net	(94,295)	(405,677)	1,141,754	(109,242)	2,383,192

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,496,845	7,994,329	23,083,794	1,721,324	10,142,115
Cost of investments sold	2,191,390	4,857,509	18,459,739	1,378,855	11,029,257
Net realized gain (loss) on sales of investments	305,455	3,136,820	4,624,055	342,469	(887,142)
Distributions from capital gains	1,301,665	4,223,013	5,177,376	1,199,369	—
Net change in unrealized appreciation (depreciation) of investments	853	2,908,692	10,786,047	(553,861)	2,438,054
Net gain (loss) on investments	1,607,973	10,268,525	20,587,478	987,977	1,550,912
Net increase (decrease) in net assets resulting from operations	$1,513,678	$9,862,848	$21,729,232	$878,735	$3,934,104

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$18	$348,133	$—	$48,490	$96,543
Variable account expenses	65,836	231,635	730,776	16,769	93,585
Investment income (loss) — net	(65,818)	116,498	(730,776)	31,721	2,958

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,174,415	4,215,847	12,581,945	285,675	2,247,615
Cost of investments sold	1,939,715	3,299,803	8,160,252	248,226	2,092,575
Net realized gain (loss) on sales of investments	234,700	916,044	4,421,693	37,449	155,040
Distributions from capital gains	767,923	—	5,768,872	—	244,011
Net change in unrealized appreciation (depreciation) of investments	(4,893)	5,207,675	1,717,434	484,155	823,183
Net gain (loss) on investments	997,730	6,123,719	11,907,999	521,604	1,222,234
Net increase (decrease) in net assets resulting from operations	$931,912	$6,240,217	$11,177,223	$553,325	$1,225,192
See accompanying notes to financial statements.
 41 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$602,576	$912,844	$172,852	$66,527	$588,758
Variable account expenses	87,297	173,921	147,348	48,259	349,573
Investment income (loss) — net	515,279	738,923	25,504	18,268	239,185

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	955,209	2,945,838	2,233,193	814,059	6,173,692
Cost of investments sold	930,913	2,903,005	1,826,804	706,711	5,899,146
Net realized gain (loss) on sales of investments	24,296	42,833	406,389	107,348	274,546
Distributions from capital gains	—	—	—	—	2,980,063
Net change in unrealized appreciation (depreciation) of investments	62,900	12,859	1,800,586	656,498	(711,867)
Net gain (loss) on investments	87,196	55,692	2,206,975	763,846	2,542,742
Net increase (decrease) in net assets resulting from operations	$602,475	$794,615	$2,232,479	$782,114	$2,781,927

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Investment income
Dividend income	$—	$2,396,518	$400,219	$15,247	$24,316
Variable account expenses	449,452	1,632,203	214,808	54,148	19,274
Investment income (loss) — net	(449,452)	764,315	185,411	(38,901)	5,042

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,953,501	27,741,387	3,548,895	1,125,545	120,407
Cost of investments sold	7,600,808	21,730,546	2,568,494	875,074	121,414
Net realized gain (loss) on sales of investments	3,352,693	6,010,841	980,401	250,471	(1,007)
Distributions from capital gains	4,113,915	12,724,840	1,957,693	164,438	—
Net change in unrealized appreciation (depreciation) of investments	(1,980,801)	3,527,113	460,581	282,986	40,942
Net gain (loss) on investments	5,485,807	22,262,794	3,398,675	697,895	39,935
Net increase (decrease) in net assets resulting from operations	$5,036,355	$23,027,109	$3,584,086	$658,994	$44,977
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 42

Statement of Operations

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$66,116	$11,026	$—	$49,681	$3,510,733
Variable account expenses	86,474	588,404	225,119	37,726	1,253,307
Investment income (loss) — net	(20,358)	(577,378)	(225,119)	11,955	2,257,426

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,120,924	11,535,188	4,106,059	978,749	19,115,325
Cost of investments sold	1,018,004	10,328,122	5,221,411	870,884	16,267,769
Net realized gain (loss) on sales of investments	102,920	1,207,066	(1,115,352)	107,865	2,847,556
Distributions from capital gains	490,175	9,554,052	—	—	1,750,814
Net change in unrealized appreciation (depreciation) of investments	784,648	(4,824,585)	4,206,800	544,269	9,494,953
Net gain (loss) on investments	1,377,743	5,936,533	3,091,448	652,134	14,093,323
Net increase (decrease) in net assets resulting from operations	$1,357,385	$5,359,155	$2,866,329	$664,089	$16,350,749

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Investment income
Dividend income	$322,128	$—	$166,446	$121,648	$6,376
Variable account expenses	833,884	194,360	131,582	20,071	15,894
Investment income (loss) — net	(511,756)	(194,360)	34,864	101,577	(9,518)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,356,203	4,513,388	3,190,176	319,915	233,437
Cost of investments sold	20,855,594	3,009,903	3,171,538	316,461	217,731
Net realized gain (loss) on sales of investments	(4,499,391)	1,503,485	18,638	3,454	15,706
Distributions from capital gains	—	1,083,989	874,326	—	78,152
Net change in unrealized appreciation (depreciation) of investments	13,704,299	(145,036)	944,181	45,149	229,098
Net gain (loss) on investments	9,204,908	2,442,438	1,837,145	48,603	322,956
Net increase (decrease) in net assets resulting from operations	$8,693,152	$2,248,078	$1,872,009	$150,180	$313,438
See accompanying notes to financial statements.
 43 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$2,036,712	$252,259	$3,100,163	$—	$1,217
Variable account expenses	450,809	63,120	787,510	207,280	98,230
Investment income (loss) — net	1,585,903	189,139	2,312,653	(207,280)	(97,013)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,792,112	1,071,109	9,762,591	5,310,895	2,010,455
Cost of investments sold	8,646,986	1,086,159	10,598,740	5,292,256	1,633,518
Net realized gain (loss) on sales of investments	(854,874)	(15,050)	(836,149)	18,639	376,937
Distributions from capital gains	—	—	—	1,630,399	669,776
Net change in unrealized appreciation (depreciation) of investments	4,847,586	932,703	4,229,094	1,582,505	2,478,701
Net gain (loss) on investments	3,992,712	917,653	3,392,945	3,231,543	3,525,414
Net increase (decrease) in net assets resulting from operations	$5,578,615	$1,106,792	$5,705,598	$3,024,263	$3,428,401

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$62,349	$302,803	$2,402	$712,592	$249,181
Variable account expenses	61,980	259,661	24,463	1,020,854	320,355
Investment income (loss) — net	369	43,142	(22,061)	(308,262)	(71,174)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	707,923	2,966,788	210,258	10,698,766	6,048,000
Cost of investments sold	583,372	2,744,058	205,070	7,403,036	4,650,685
Net realized gain (loss) on sales of investments	124,551	222,730	5,188	3,295,730	1,397,315
Distributions from capital gains	43,716	1,448,459	354,078	9,151,176	4,383,707
Net change in unrealized appreciation (depreciation) of investments	1,475,658	2,969,824	(288,423)	(4,790,784)	(2,310,976)
Net gain (loss) on investments	1,643,925	4,641,013	70,843	7,656,122	3,470,046
Net increase (decrease) in net assets resulting from operations	$1,644,294	$4,684,155	$48,782	$7,347,860	$3,398,872
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 44

Statement of Operations

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$231,730	$597,853	$—
Variable account expenses	84,489	143,349	85,945	482,727	8,033,971
Investment income (loss) — net	(84,489)	(143,349)	145,785	115,126	(8,033,971)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,270,864	2,408,120	969,243	25,013,012	124,777,642
Cost of investments sold	1,178,495	2,935,750	761,815	14,635,114	63,031,367
Net realized gain (loss) on sales of investments	92,369	(527,630)	207,428	10,377,898	61,746,275
Distributions from capital gains	1,621,569	—	752,256	—	—
Net change in unrealized appreciation (depreciation) of investments	(369,544)	2,543,461	1,907,579	33,082,855	69,571,263
Net gain (loss) on investments	1,344,394	2,015,831	2,867,263	43,460,753	131,317,538
Net increase (decrease) in net assets resulting from operations	$1,259,905	$1,872,482	$3,013,048	$43,575,879	$123,283,567

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,002,440	4,198,450	2,453,574	3,655,813	2,318,099
Investment income (loss) — net	(4,002,440)	(4,198,450)	(2,453,574)	(3,655,813)	(2,318,099)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,301,741	83,973,134	50,716,339	55,581,201	25,474,138
Cost of investments sold	25,123,119	71,214,767	38,740,966	41,532,704	19,386,224
Net realized gain (loss) on sales of investments	44,178,622	12,758,367	11,975,373	14,048,497	6,087,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,930,768	27,484,026	12,579,794	19,825,676	20,931,026
Net gain (loss) on investments	70,109,390	40,242,393	24,555,167	33,874,173	27,018,940
Net increase (decrease) in net assets resulting from operations	$66,106,950	$36,043,943	$22,101,593	$30,218,360	$24,700,841
See accompanying notes to financial statements.
 45 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	10,166,821	5,227,973	101,428,642	104,829,089	20,107,371
Investment income (loss) — net	(10,166,821)	(5,227,973)	(101,428,642)	(104,829,089)	(20,107,371)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	171,333,410	110,012,731	1,308,843,443	1,584,001,211	356,287,509
Cost of investments sold	128,818,047	97,674,628	770,047,901	954,648,473	168,950,334
Net realized gain (loss) on sales of investments	42,515,363	12,338,103	538,795,542	629,352,738	187,337,175
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,217,288	34,072,983	887,695,928	647,238,254	107,527,687
Net gain (loss) on investments	106,732,651	46,411,086	1,426,491,470	1,276,590,992	294,864,862
Net increase (decrease) in net assets resulting from operations	$96,565,830	$41,183,113	$1,325,062,828	$1,171,761,903	$274,757,491

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	11,464,511	9,854,018	6,917,252	63,874,063	43,936,905
Investment income (loss) — net	(11,464,511)	(9,854,018)	(6,917,252)	(63,874,063)	(43,936,905)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	196,496,793	149,145,201	124,680,186	766,115,105	666,736,979
Cost of investments sold	72,122,995	101,779,172	68,655,240	401,839,846	275,349,791
Net realized gain (loss) on sales of investments	124,373,798	47,366,029	56,024,946	364,275,259	391,387,188
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	53,863,005	63,162,516	25,515,101	470,109,280	209,241,587
Net gain (loss) on investments	178,236,803	110,528,545	81,540,047	834,384,539	600,628,775
Net increase (decrease) in net assets resulting from operations	$166,772,292	$100,674,527	$74,622,795	$770,510,476	$556,691,870
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 46

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$1,030,009	$—	$—	$313,753	$155,095
Variable account expenses	206,573	149,632	158,763	266,918	331,539
Investment income (loss) — net	823,436	(149,632)	(158,763)	46,835	(176,444)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,072,586	2,481,196	2,960,324	4,120,357	6,560,034
Cost of investments sold	3,232,967	1,200,962	840,255	3,721,458	6,385,195
Net realized gain (loss) on sales of investments	(160,381)	1,280,234	2,120,069	398,899	174,839
Distributions from capital gains	—	—	—	1,067,986	255,495
Net change in unrealized appreciation (depreciation) of investments	505,553	556,560	11,932	3,645,521	4,547,608
Net gain (loss) on investments	345,172	1,836,794	2,132,001	5,112,406	4,977,942
Net increase (decrease) in net assets resulting from operations	$1,168,608	$1,687,162	$1,973,238	$5,159,241	$4,801,498

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$637,312	$—	$—	$—	$—
Variable account expenses	261,199	194,447	108,599	355,464	2,974,071
Investment income (loss) — net	376,113	(194,447)	(108,599)	(355,464)	(2,974,071)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,072,239	5,797,554	2,996,444	6,227,108	60,694,452
Cost of investments sold	7,052,158	4,916,971	2,525,753	2,656,048	50,257,884
Net realized gain (loss) on sales of investments	1,020,081	880,583	470,691	3,571,060	10,436,568
Distributions from capital gains	58,367	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,588,976	638,291	215,866	(836,631)	15,491,313
Net gain (loss) on investments	6,667,424	1,518,874	686,557	2,734,429	25,927,881
Net increase (decrease) in net assets resulting from operations	$7,043,537	$1,324,427	$577,958	$2,378,965	$22,953,810
See accompanying notes to financial statements.
 47 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$783,851
Variable account expenses	39,898,178	19,095,360	134,994
Investment income (loss) — net	(39,898,178)	(19,095,360)	648,857

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	434,931,497	245,013,648	2,870,055
Cost of investments sold	284,803,398	172,548,226	3,016,526
Net realized gain (loss) on sales of investments	150,128,099	72,465,422	(146,471)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	275,281,446	111,438,092	528,791
Net gain (loss) on investments	425,409,545	183,903,514	382,320
Net increase (decrease) in net assets resulting from operations	$385,511,367	$164,808,154	$1,031,177
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 48

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$48,311	$939,607	$(1,913,790)	$(2,509)	$(83,985)
Net realized gain (loss) on sales of investments	(211,495)	2,299,873	7,075,803	1,844,987	32,141
Distributions from capital gains	—	—	17,263,534	5,930,132	1,153,171
Net change in unrealized appreciation (depreciation) of investments	1,223,727	19,637,735	(2,918,758)	(1,437,753)	(691,739)
Net increase (decrease) in net assets resulting from operations	1,060,543	22,877,215	19,506,789	6,334,857	409,588

Contract transactions
Contract purchase payments	85,227	538,262	14,438,670	1,231,379	170,808
Net transfers(1)	(873,223)	(569,653)	(6,721,667)	(2,789,893)	(590,758)
Transfers for policy loans	—	21,496	(24,197)	6,236	(598)
Adjustments to net assets allocated to contracts in payment period	—	(9,172)	(1,143)	(9,400)	(3,234)
Contract charges	(3,090)	(86,883)	(56,100)	(43,739)	(4,826)
Contract terminations:
Surrender benefits	(655,299)	(8,460,467)	(13,571,277)	(7,347,438)	(664,198)
Death benefits	(202,666)	(1,061,197)	(4,507,670)	(1,327,097)	(204,017)
Increase (decrease) from transactions	(1,649,051)	(9,627,614)	(10,443,384)	(10,279,952)	(1,296,823)
Increase (decrease) in net assets	(588,508)	13,249,601	9,063,405	(3,945,095)	(887,235)
Net assets at beginning of year	9,957,779	60,905,600	178,729,992	74,116,179	9,496,574
Net assets at end of year	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339

Accumulation unit activity
Units outstanding at beginning of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553
Units purchased	200,464	693,013	2,468,217	420,745	60,093
Units redeemed	(1,323,870)	(5,005,523)	(3,619,769)	(2,688,762)	(487,535)
Units outstanding at end of year	5,805,728	30,342,454	23,704,887	15,721,589	2,691,111
See accompanying notes to financial statements.
 49 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$72,478	$(325,587)	$(716,002)	$1,735,648	$26,839
Net realized gain (loss) on sales of investments	448,185	654,336	(730,237)	3,581,357	9,296
Distributions from capital gains	1,616,329	3,896,921	4,173,711	5,851,379	610,123
Net change in unrealized appreciation (depreciation) of investments	(242,410)	(2,194,101)	3,079,364	(9,250,604)	(274,430)
Net increase (decrease) in net assets resulting from operations	1,894,582	2,031,569	5,806,836	1,917,780	371,828

Contract transactions
Contract purchase payments	48,923	180,611	2,643,678	1,360,945	1,368,138
Net transfers(1)	(587,467)	(1,546,286)	(3,142,720)	(1,898,023)	628,165
Transfers for policy loans	(1,425)	12,149	(21,440)	(14,403)	—
Adjustments to net assets allocated to contracts in payment period	(46,437)	(37,603)	(10,927)	(8,826)	—
Contract charges	(11,158)	(21,840)	(29,407)	(22,061)	(936)
Contract terminations:
Surrender benefits	(1,589,538)	(4,500,666)	(6,179,441)	(5,313,601)	(49,518)
Death benefits	(836,502)	(783,655)	(1,309,084)	(754,036)	(106,433)
Increase (decrease) from transactions	(3,023,604)	(6,697,290)	(8,049,341)	(6,650,005)	1,839,416
Increase (decrease) in net assets	(1,129,022)	(4,665,721)	(2,242,505)	(4,732,225)	2,211,244
Net assets at beginning of year	20,331,915	39,822,818	74,640,491	55,373,483	2,374,175
Net assets at end of year	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419

Accumulation unit activity
Units outstanding at beginning of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279
Units purchased	11,679	34,302	877,691	847,299	1,599,368
Units redeemed	(743,821)	(1,228,036)	(2,626,198)	(4,566,495)	(152,832)
Units outstanding at end of year	4,250,161	5,957,517	15,204,216	28,009,507	3,344,815
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 50

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$2,371,698	$(37,268)	$34,589	$180,962	$(116,796)
Net realized gain (loss) on sales of investments	(364,017)	31,254	27,435	799,105	113,047
Distributions from capital gains	7,745,371	334,758	242,212	1,283,178	843,724
Net change in unrealized appreciation (depreciation) of investments	3,106,638	279,820	148,609	170,650	137,801
Net increase (decrease) in net assets resulting from operations	12,859,690	608,564	452,845	2,433,895	977,776

Contract transactions
Contract purchase payments	3,129,111	177,854	2,418,865	72,922	80,629
Net transfers(1)	(118,379)	149,325	177,965	874,649	(495,446)
Transfers for policy loans	4,627	—	3,152	507	3,597
Adjustments to net assets allocated to contracts in payment period	(123,771)	—	—	(5,529)	(2,975)
Contract charges	(26,588)	(212)	(1,470)	(17,448)	(10,483)
Contract terminations:
Surrender benefits	(6,872,972)	(12,950)	(139,284)	(2,147,512)	(1,585,619)
Death benefits	(1,933,697)	—	—	(503,338)	(149,479)
Increase (decrease) from transactions	(5,941,669)	314,017	2,459,228	(1,725,749)	(2,159,776)
Increase (decrease) in net assets	6,918,021	922,581	2,912,073	708,146	(1,182,000)
Net assets at beginning of year	73,474,279	3,941,486	2,478,666	23,999,751	13,111,319
Net assets at end of year	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319

Accumulation unit activity
Units outstanding at beginning of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693
Units purchased	2,985,906	263,929	2,315,025	293,193	50,875
Units redeemed	(6,067,638)	(47,334)	(441,968)	(793,893)	(620,740)
Units outstanding at end of year	38,116,575	3,043,650	3,804,012	6,925,882	3,015,828
See accompanying notes to financial statements.
 51 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(1,244,408)	$299,569	$(1,779,186)	$(6,257,654)	$1,198,716
Net realized gain (loss) on sales of investments	(8,825,174)	(3,400,453)	2,496,377	44,161,147	(960,734)
Distributions from capital gains	—	422,345	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,231,701	12,338,751	20,440,411	35,142,434	1,943,905
Net increase (decrease) in net assets resulting from operations	4,162,119	9,660,212	21,157,602	73,045,927	2,181,887

Contract transactions
Contract purchase payments	1,474,578	1,241,222	44,158,556	3,372,687	708,278
Net transfers(1)	(7,305,204)	(2,138,422)	1,140,534	13,162,616	(73,081)
Transfers for policy loans	24,006	33,180	4,656	41,273	816
Adjustments to net assets allocated to contracts in payment period	(110,341)	(29,015)	—	(580,087)	—
Contract charges	(111,432)	(89,671)	(358,174)	(269,432)	(4,542)
Contract terminations:
Surrender benefits	(15,285,144)	(9,327,200)	(9,991,121)	(59,288,198)	(1,058,081)
Death benefits	(2,299,479)	(1,420,280)	(3,012,493)	(11,040,143)	(437,908)
Increase (decrease) from transactions	(23,613,016)	(11,730,186)	31,941,958	(54,601,284)	(864,518)
Increase (decrease) in net assets	(19,450,897)	(2,069,974)	53,099,560	18,444,643	1,317,369
Net assets at beginning of year	157,104,463	84,296,221	148,564,955	600,829,843	15,901,201
Net assets at end of year	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570

Accumulation unit activity
Units outstanding at beginning of year	29,224,276	26,765,494	125,290,101	165,422,253	19,868,152
Units purchased	338,748	510,183	38,699,324	8,039,831	1,796,501
Units redeemed	(5,299,341)	(3,890,154)	(13,060,154)	(22,641,123)	(2,829,443)
Units outstanding at end of year	24,263,683	23,385,523	150,929,271	150,820,961	18,835,210
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 52

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(1,978,677)	$469,710	$2,274,332	$(664,518)	$(3,662,778)
Net realized gain (loss) on sales of investments	14,787,414	(268,672)	(1,579,885)	5,621,206	38,548,293
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,440,842	393,776	1,887,943	2,956,084	10,573,152
Net increase (decrease) in net assets resulting from operations	29,249,579	594,814	2,582,390	7,912,772	45,458,667

Contract transactions
Contract purchase payments	11,636,273	2,587,526	152,051	3,975,851	1,536,907
Net transfers(1)	3,255,625	2,348,235	1,804,214	(1,724,788)	(3,260,991)
Transfers for policy loans	(64,001)	(1,856)	9,639	(38,269)	79,270
Adjustments to net assets allocated to contracts in payment period	(56,091)	(513)	(27,760)	—	(604,067)
Contract charges	(160,041)	(2,718)	(63,651)	(44,122)	(268,173)
Contract terminations:
Surrender benefits	(16,117,495)	(796,934)	(4,361,851)	(5,362,422)	(35,987,957)
Death benefits	(2,879,060)	(179,909)	(961,429)	(985,288)	(5,821,935)
Increase (decrease) from transactions	(4,384,790)	3,953,831	(3,448,787)	(4,179,038)	(44,326,946)
Increase (decrease) in net assets	24,864,789	4,548,645	(866,397)	3,733,734	1,131,721
Net assets at beginning of year	183,738,719	9,819,388	40,324,196	62,880,100	373,861,338
Net assets at end of year	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059

Accumulation unit activity
Units outstanding at beginning of year	46,248,880	10,102,480	25,477,335	10,915,466	77,504,419
Units purchased	4,710,967	6,131,368	1,251,166	1,212,967	406,796
Units redeemed	(5,643,792)	(2,424,920)	(3,405,774)	(1,816,005)	(9,502,155)
Units outstanding at end of year	45,316,055	13,808,928	23,322,727	10,312,428	68,409,060
See accompanying notes to financial statements.
 53 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,246,358)	$(3,407,573)	$(434,674)	$(520,215)	$427,338
Net realized gain (loss) on sales of investments	6,536,165	39,108,738	(4,033,323)	(1,822,465)	(121,612)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,489,692	13,458,409	15,857,489	19,097,734	817,250
Net increase (decrease) in net assets resulting from operations	15,779,499	49,159,574	11,389,492	16,755,054	1,122,976

Contract transactions
Contract purchase payments	11,700,842	1,894,219	1,547,360	584,957	638,457
Net transfers(1)	455,152	(2,044,286)	(6,966,983)	(3,824,168)	854,688
Transfers for policy loans	(6,281)	82,967	2,114	17,886	540
Adjustments to net assets allocated to contracts in payment period	(7,192)	(393,549)	—	(19,124)	—
Contract charges	(65,303)	(244,052)	(31,024)	(68,237)	(3,649)
Contract terminations:
Surrender benefits	(9,472,486)	(42,462,593)	(3,093,039)	(7,090,168)	(953,972)
Death benefits	(3,004,688)	(5,481,113)	(744,780)	(763,104)	(115,601)
Increase (decrease) from transactions	(399,956)	(48,648,407)	(9,286,352)	(11,161,958)	420,463
Increase (decrease) in net assets	15,379,543	511,167	2,103,140	5,593,096	1,543,439
Net assets at beginning of year	110,046,167	362,700,958	46,105,891	62,439,059	9,588,357
Net assets at end of year	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796

Accumulation unit activity
Units outstanding at beginning of year	32,780,667	81,547,326	35,524,306	24,751,563	8,976,965
Units purchased	4,794,473	552,656	1,279,861	215,719	1,448,511
Units redeemed	(4,589,061)	(10,719,783)	(8,195,854)	(4,249,050)	(1,073,791)
Units outstanding at end of year	32,986,079	71,380,199	28,608,313	20,718,232	9,351,685
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 54

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$4,972,977	$4,338,459	$2,715,650	$5,216,951	$204,261
Net realized gain (loss) on sales of investments	—	271	(242,062)	(670,317)	(468,311)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(270)	1,498,566	3,068,731	2,285,173
Net increase (decrease) in net assets resulting from operations	4,972,977	4,338,460	3,972,154	7,615,365	2,021,123

Contract transactions
Contract purchase payments	29,740,494	1,907,943	5,743,830	670,252	1,817,293
Net transfers(1)	48,842,397	21,786,794	2,878,675	1,128,708	(73,131)
Transfers for policy loans	20,332	19,010	(8,536)	8,220	(1,172)
Adjustments to net assets allocated to contracts in payment period	—	(47,488)	—	(100,589)	—
Contract charges	(83,470)	(126,702)	(13,817)	(60,604)	(7,787)
Contract terminations:
Surrender benefits	(31,356,203)	(28,418,634)	(3,912,205)	(11,190,311)	(2,053,595)
Death benefits	(3,042,181)	(2,094,860)	(781,750)	(2,298,102)	(533,588)
Increase (decrease) from transactions	44,121,369	(6,973,937)	3,906,197	(11,842,426)	(851,980)
Increase (decrease) in net assets	49,094,346	(2,635,477)	7,878,351	(4,227,061)	1,169,143
Net assets at beginning of year	150,363,397	149,438,498	51,989,693	107,337,243	28,099,689
Net assets at end of year	$199,457,743	$146,803,021	$59,868,044	$103,110,182	$29,268,832

Accumulation unit activity
Units outstanding at beginning of year	153,002,185	128,738,835	27,142,900	33,898,834	15,313,329
Units purchased	83,702,935	21,165,371	5,253,755	615,675	1,681,513
Units redeemed	(38,293,484)	(25,967,805)	(3,125,787)	(4,195,238)	(2,120,610)
Units outstanding at end of year	198,411,636	123,936,401	29,270,868	30,319,271	14,874,232
See accompanying notes to financial statements.
 55 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$609,502	$3,967,414	$8,841,950	$(1,677,605)	$(1,299,473)
Net realized gain (loss) on sales of investments	(1,728,033)	(1,836,299)	(4,643,086)	14,544,378	17,062,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,889,447	4,621,151	11,516,157	9,566,555	5,166,814
Net increase (decrease) in net assets resulting from operations	4,770,916	6,752,266	15,715,021	22,433,328	20,930,042

Contract transactions
Contract purchase payments	279,259	11,256,438	870,075	16,010,438	871,457
Net transfers(1)	477,219	11,225,007	13,340,348	(3,517,361)	(2,141,269)
Transfers for policy loans	7,724	10,144	25,552	1,893	4,342
Adjustments to net assets allocated to contracts in payment period	(41,308)	(4,350)	(256,735)	—	(95,163)
Contract charges	(94,651)	(79,202)	(233,670)	(133,590)	(99,785)
Contract terminations:
Surrender benefits	(6,869,066)	(13,342,090)	(22,248,461)	(12,456,398)	(15,318,829)
Death benefits	(1,376,428)	(1,511,879)	(4,378,270)	(2,779,630)	(2,108,356)
Increase (decrease) from transactions	(7,617,251)	7,554,068	(12,881,161)	(2,874,648)	(18,887,603)
Increase (decrease) in net assets	(2,846,335)	14,306,334	2,833,860	19,558,680	2,042,439
Net assets at beginning of year	67,080,997	84,550,475	201,848,091	152,641,801	152,156,464
Net assets at end of year	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903

Accumulation unit activity
Units outstanding at beginning of year	25,910,536	69,888,264	110,217,654	21,980,412	34,110,841
Units purchased	469,966	19,359,965	7,643,135	3,679,837	294,355
Units redeemed	(3,310,793)	(13,339,055)	(14,045,795)	(3,550,718)	(4,389,402)
Units outstanding at end of year	23,069,709	75,909,174	103,814,994	22,109,531	30,015,794
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 56

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(2,317,246)	$(6,020,174)	$4,580,960	$1,241,969	$242,511
Net realized gain (loss) on sales of investments	5,652,226	53,534,776	93,586	(582,226)	999,795
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,507,478	42,397,889	(455,656)	136,428	12,412,233
Net increase (decrease) in net assets resulting from operations	34,842,458	89,912,491	4,218,890	796,171	13,654,539

Contract transactions
Contract purchase payments	65,211,936	4,313,152	10,008,841	967,513	4,237,656
Net transfers(1)	1,082,524	858,521	10,646,445	3,986,512	7,407,613
Transfers for policy loans	(9,519)	70,032	(2,918)	59	2,738
Adjustments to net assets allocated to contracts in payment period	—	(229,061)	(2,793)	(6,356)	(11,288)
Contract charges	(159,242)	(250,701)	(76,978)	(5,739)	(42,282)
Contract terminations:
Surrender benefits	(5,880,239)	(54,819,952)	(9,321,904)	(1,375,364)	(3,181,253)
Death benefits	(3,770,639)	(11,408,255)	(1,884,429)	(484,075)	(716,496)
Increase (decrease) from transactions	56,474,821	(61,466,264)	9,366,264	3,082,550	7,696,688
Increase (decrease) in net assets	91,317,279	28,446,227	13,585,154	3,878,721	21,351,227
Net assets at beginning of year	174,897,016	588,803,630	82,194,141	14,775,542	36,133,971
Net assets at end of year	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198

Accumulation unit activity
Units outstanding at beginning of year	124,305,654	119,957,078	70,718,325	15,315,549	19,657,515
Units purchased	54,466,329	2,882,325	18,051,397	5,419,789	5,888,853
Units redeemed	(15,767,811)	(14,520,404)	(10,355,987)	(2,309,021)	(2,449,968)
Units outstanding at end of year	163,004,172	108,318,999	78,413,735	18,426,317	23,096,400
See accompanying notes to financial statements.
 57 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$411,888	$(260,158)	$(61,912)	$(775,338)	$(379,815)
Net realized gain (loss) on sales of investments	1,483,185	960,499	88,127	5,057,090	2,960,174
Distributions from capital gains	—	2,668,938	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,652,538	4,451,067	750,223	13,516,438	7,391,351
Net increase (decrease) in net assets resulting from operations	16,547,611	7,820,346	776,438	17,798,190	9,971,710

Contract transactions
Contract purchase payments	367,829	7,727,528	1,072,797	6,923,270	482,720
Net transfers(1)	1,800,307	(120,073)	466,609	(3,739,235)	928,990
Transfers for policy loans	19,718	884	—	(19,268)	(2,490)
Adjustments to net assets allocated to contracts in payment period	(114,454)	—	—	—	(5,270)
Contract charges	(30,882)	(9,731)	(2,974)	(54,314)	(22,023)
Contract terminations:
Surrender benefits	(4,681,859)	(628,526)	(101,164)	(5,249,999)	(4,070,697)
Death benefits	(746,509)	(769,435)	—	(1,868,763)	(535,109)
Increase (decrease) from transactions	(3,385,850)	6,200,647	1,435,268	(4,008,309)	(3,223,879)
Increase (decrease) in net assets	13,161,761	14,020,993	2,211,706	13,789,881	6,747,831
Net assets at beginning of year	47,221,762	19,313,674	4,652,904	70,423,215	39,762,635
Net assets at end of year	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466

Accumulation unit activity
Units outstanding at beginning of year	24,604,686	12,574,717	3,261,503	16,648,593	9,378,379
Units purchased	1,282,567	5,698,276	1,096,577	2,258,952	389,753
Units redeemed	(2,856,071)	(1,950,261)	(89,856)	(3,242,815)	(1,138,677)
Units outstanding at end of year	23,031,182	16,322,732	4,268,224	15,664,730	8,629,455
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 58

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(494,636)	$(751,638)	$(422,690)	$(347,332)	$(255,044)
Net realized gain (loss) on sales of investments	3,787,770	7,363,548	4,405,678	4,265,226	2,424,522
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,663,965	2,926,285	877,164	639,672	(867,249)
Net increase (decrease) in net assets resulting from operations	5,957,099	9,538,195	4,860,152	4,557,566	1,302,229

Contract transactions
Contract purchase payments	4,233,949	354,302	2,238,769	209,092	1,426,837
Net transfers(1)	(621,601)	508,068	(3,974,148)	(138,838)	(3,647,632)
Transfers for policy loans	(2,581)	17,684	1,240	5,878	(34)
Adjustments to net assets allocated to contracts in payment period	(622)	(66,229)	(3,837)	(15,167)	(376)
Contract charges	(36,054)	(37,582)	(28,284)	(23,924)	(21,152)
Contract terminations:
Surrender benefits	(3,613,307)	(7,213,743)	(3,319,089)	(4,645,329)	(1,695,972)
Death benefits	(909,982)	(871,568)	(934,972)	(383,309)	(426,750)
Increase (decrease) from transactions	(950,198)	(7,309,068)	(6,020,321)	(4,991,597)	(4,365,079)
Increase (decrease) in net assets	5,006,901	2,229,127	(1,160,169)	(434,031)	(3,062,850)
Net assets at beginning of year	43,318,695	72,846,495	43,248,863	39,071,475	27,183,899
Net assets at end of year	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049

Accumulation unit activity
Units outstanding at beginning of year	10,803,069	16,253,411	11,099,284	9,549,414	7,695,554
Units purchased	1,412,473	261,691	803,932	155,301	756,831
Units redeemed	(1,482,747)	(1,820,580)	(2,277,441)	(1,339,971)	(1,899,993)
Units outstanding at end of year	10,732,795	14,694,522	9,625,775	8,364,744	6,552,392
See accompanying notes to financial statements.
 59 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(230,208)	$1,103	$2,840,952	$118,463	$402,884
Net realized gain (loss) on sales of investments	2,566,553	(16,533)	(1,303,874)	(207,890)	(594,100)
Distributions from capital gains	—	605,827	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(962,536)	(74,054)	3,397,822	1,067,093	2,806,003
Net increase (decrease) in net assets resulting from operations	1,373,809	516,343	4,934,900	977,666	2,614,787

Contract transactions
Contract purchase payments	206,278	876,469	7,246,568	1,217,758	147,126
Net transfers(1)	(1,072,642)	281,393	1,835,542	1,366,924	2,109,774
Transfers for policy loans	8,846	—	558	161	8,383
Adjustments to net assets allocated to contracts in payment period	(8,808)	—	—	(3,221)	(18,834)
Contract charges	(17,922)	(639)	(17,784)	(18,224)	(22,392)
Contract terminations:
Surrender benefits	(2,882,045)	(74,234)	(7,781,035)	(947,265)	(3,895,540)
Death benefits	(202,404)	(11,086)	(1,712,785)	(543,876)	(832,191)
Increase (decrease) from transactions	(3,968,697)	1,071,903	(428,936)	1,072,257	(2,503,674)
Increase (decrease) in net assets	(2,594,888)	1,588,246	4,505,964	2,049,923	111,113
Net assets at beginning of year	28,660,856	2,466,940	82,044,059	12,122,961	32,864,293
Net assets at end of year	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406

Accumulation unit activity
Units outstanding at beginning of year	6,035,877	1,930,729	63,541,911	12,085,073	24,787,733
Units purchased	54,264	1,171,979	8,582,215	2,897,706	1,853,552
Units redeemed	(882,592)	(304,541)	(8,917,821)	(1,839,305)	(3,464,011)
Units outstanding at end of year	5,207,549	2,798,167	63,206,305	13,143,474	23,177,274
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 60

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$352,342	$531,882	$407,987	$973,932	$352,759
Net realized gain (loss) on sales of investments	(1,011,751)	(362,644)	(942,092)	(2,705,142)	(860,525)
Distributions from capital gains	—	—	—	—	1,168,871
Net change in unrealized appreciation (depreciation) of investments	2,072,164	1,455,142	999,616	2,832,629	(451,390)
Net increase (decrease) in net assets resulting from operations	1,412,755	1,624,380	465,511	1,101,419	209,715

Contract transactions
Contract purchase payments	78,511	2,103,130	257,715	100,608	818,334
Net transfers(1)	(288,890)	2,098,335	(431,193)	103,057	497,568
Transfers for policy loans	2,197	—	674	4,416	3,059
Adjustments to net assets allocated to contracts in payment period	4,002	—	—	(12,837)	—
Contract charges	(5,274)	(47,836)	(3,748)	(115,207)	(7,456)
Contract terminations:
Surrender benefits	(1,218,590)	(1,288,706)	(1,530,509)	(4,443,044)	(2,037,353)
Death benefits	(180,595)	(674,875)	(745,593)	(611,620)	(443,811)
Increase (decrease) from transactions	(1,608,639)	2,190,048	(2,452,654)	(4,974,627)	(1,169,659)
Increase (decrease) in net assets	(195,884)	3,814,428	(1,987,143)	(3,873,208)	(959,944)
Net assets at beginning of year	10,638,332	25,373,006	17,742,113	39,225,954	22,873,160
Net assets at end of year	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216

Accumulation unit activity
Units outstanding at beginning of year	16,535,612	22,238,698	15,275,499	27,066,306	9,907,397
Units purchased	206,831	3,827,100	401,381	400,071	1,049,238
Units redeemed	(2,550,211)	(1,938,667)	(2,506,453)	(3,764,326)	(1,505,775)
Units outstanding at end of year	14,192,232	24,127,131	13,170,427	23,702,051	9,450,860
See accompanying notes to financial statements.
 61 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(1,035,376)	$(714,448)	$(496,534)	$887,157	$(722,929)
Net realized gain (loss) on sales of investments	14,449,091	5,097,371	2,541,258	(300,204)	4,683,433
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,301	3,467,463	2,739,152	901,429	(3,301,424)
Net increase (decrease) in net assets resulting from operations	13,470,016	7,850,386	4,783,876	1,488,382	659,080

Contract transactions
Contract purchase payments	636,444	2,844,662	2,854,521	4,630,983	3,453,521
Net transfers(1)	(4,589,738)	(263,631)	725,272	2,163,041	(3,436,635)
Transfers for policy loans	26,207	(1,253)	393	—	(7,235)
Adjustments to net assets allocated to contracts in payment period	(39,415)	—	(4,703)	—	—
Contract charges	(81,328)	(69,109)	(43,629)	(40,199)	(37,249)
Contract terminations:
Surrender benefits	(11,941,056)	(4,876,299)	(4,066,279)	(1,680,455)	(4,778,697)
Death benefits	(2,607,633)	(1,039,913)	(844,359)	(328,100)	(878,601)
Increase (decrease) from transactions	(18,596,519)	(3,405,543)	(1,378,784)	4,745,270	(5,684,896)
Increase (decrease) in net assets	(5,126,503)	4,444,843	3,405,092	6,233,652	(5,025,816)
Net assets at beginning of year	113,672,769	63,766,713	44,812,855	23,279,680	70,731,417
Net assets at end of year	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601

Accumulation unit activity
Units outstanding at beginning of year	35,333,562	10,234,369	13,384,235	22,049,154	15,889,722
Units purchased	203,337	675,715	1,674,161	6,654,340	1,580,409
Units redeemed	(5,614,295)	(1,120,838)	(1,849,086)	(2,396,389)	(2,380,449)
Units outstanding at end of year	29,922,604	9,789,246	13,209,310	26,307,105	15,089,682
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 62

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(351,448)	$(950,886)	$(331,276)	$(292,546)	$160,328
Net realized gain (loss) on sales of investments	4,485,673	5,669,562	3,056,308	1,496,370	186,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,772,258)	10,434,711	30,922	2,792,354	1,364,142
Net increase (decrease) in net assets resulting from operations	361,967	15,153,387	2,755,954	3,996,178	1,711,401

Contract transactions
Contract purchase payments	300,925	4,379,362	2,329,323	1,156,829	3,235,470
Net transfers(1)	(3,604,515)	(626,615)	(1,487,656)	(1,322,841)	997,960
Transfers for policy loans	10,966	9,291	(1,379)	(2,852)	(793)
Adjustments to net assets allocated to contracts in payment period	(11,272)	—	—	—	—
Contract charges	(23,383)	(60,546)	(23,809)	(22,057)	(3,896)
Contract terminations:
Surrender benefits	(3,987,687)	(6,482,085)	(2,589,014)	(1,904,698)	(167,949)
Death benefits	(556,028)	(1,096,659)	(376,665)	(294,710)	(38,125)
Increase (decrease) from transactions	(7,870,994)	(3,877,252)	(2,149,200)	(2,390,329)	4,022,667
Increase (decrease) in net assets	(7,509,027)	11,276,135	606,754	1,605,849	5,734,068
Net assets at beginning of year	41,898,186	84,489,744	30,938,048	26,788,093	4,802,447
Net assets at end of year	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515

Accumulation unit activity
Units outstanding at beginning of year	8,117,084	22,384,208	6,961,541	5,435,586	4,152,563
Units purchased	64,192	2,347,062	849,583	266,938	4,073,019
Units redeemed	(1,588,824)	(3,039,692)	(1,149,385)	(721,253)	(1,179,262)
Units outstanding at end of year	6,592,452	21,691,578	6,661,739	4,981,271	7,046,320
See accompanying notes to financial statements.
 63 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(224,842)	$95,079	$462,208	$4,227,717	$(6,484,827)
Net realized gain (loss) on sales of investments	762,620	124,564	(2,925)	(949,556)	26,285,381
Distributions from capital gains	602,196	726,254	—	—	109,366,138
Net change in unrealized appreciation (depreciation) of investments	4,773,768	563,674	1,078,805	(1,148,180)	(10,618,894)
Net increase (decrease) in net assets resulting from operations	5,913,742	1,509,571	1,538,088	2,129,981	118,547,798

Contract transactions
Contract purchase payments	12,167,012	3,518,201	1,343,147	2,620,955	31,588,618
Net transfers(1)	1,381,653	611,748	4,632,325	(3,604,923)	(658,452)
Transfers for policy loans	(4,268)	(1,079)	3,232	12,099	(54,794)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,615)	(42,909)	(129,761)
Contract charges	(15,317)	(9,153)	(8,071)	(52,027)	(256,469)
Contract terminations:
Surrender benefits	(672,174)	(242,212)	(1,286,544)	(7,435,291)	(59,832,213)
Death benefits	(1,028,455)	(72,463)	(229,870)	(1,416,214)	(7,653,182)
Increase (decrease) from transactions	11,828,451	3,805,042	4,452,604	(9,918,310)	(36,996,253)
Increase (decrease) in net assets	17,742,193	5,314,613	5,990,692	(7,788,329)	81,551,545
Net assets at beginning of year	23,550,483	10,351,945	15,821,221	76,704,868	616,762,401
Net assets at end of year	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946

Accumulation unit activity
Units outstanding at beginning of year	14,744,219	8,641,155	12,996,592	44,900,393	115,086,723
Units purchased	9,068,063	4,123,145	4,745,458	2,203,879	6,842,018
Units redeemed	(2,064,272)	(994,499)	(1,244,361)	(7,738,309)	(13,603,803)
Units outstanding at end of year	21,748,010	11,769,801	16,497,689	39,365,963	108,324,938
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 64

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$19,275	$32,176	$255,424	$551,097	$(378,801)
Net realized gain (loss) on sales of investments	113,380	9,470	2,740,390	6,007,995	1,069,530
Distributions from capital gains	31,082	—	4,031,405	11,505,368	444,076
Net change in unrealized appreciation (depreciation) of investments	1,076,662	250,001	1,102,651	3,637,162	6,006,235
Net increase (decrease) in net assets resulting from operations	1,240,399	291,647	8,129,870	21,701,622	7,141,040

Contract transactions
Contract purchase payments	1,226,109	501,313	170,528	8,108,302	14,765,717
Net transfers(1)	70,738	60,463	(251,440)	723,609	648,350
Transfers for policy loans	—	(542)	(6,537)	26,166	(9,944)
Adjustments to net assets allocated to contracts in payment period	—	—	44,755	(95,075)	—
Contract charges	(1,806)	(2,089)	(7,712)	(71,855)	(15,441)
Contract terminations:
Surrender benefits	(45,034)	(44,760)	(4,048,184)	(11,429,660)	(1,014,096)
Death benefits	(20,642)	—	(1,733,861)	(1,238,956)	(666,056)
Increase (decrease) from transactions	1,229,365	514,385	(5,832,451)	(3,977,469)	13,708,530
Increase (decrease) in net assets	2,469,764	806,032	2,297,419	17,724,153	20,849,570
Net assets at beginning of year	2,503,544	2,774,819	42,673,475	109,129,398	25,706,117
Net assets at end of year	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687

Accumulation unit activity
Units outstanding at beginning of year	2,227,124	2,328,647	8,758,857	22,743,105	15,519,329
Units purchased	1,139,639	610,168	32,124	3,101,410	10,673,564
Units redeemed	(194,228)	(187,255)	(1,142,007)	(2,532,095)	(2,842,727)
Units outstanding at end of year	3,172,535	2,751,560	7,648,974	23,312,420	23,350,166
See accompanying notes to financial statements.
 65 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(7,777)	$646,034	$(296,571)	$(2,470,895)	$70,831
Net realized gain (loss) on sales of investments	198,865	49,794	1,246,199	2,253,619	365,584
Distributions from capital gains	48,739	—	6,832,762	41,593,680	909,409
Net change in unrealized appreciation (depreciation) of investments	1,425,871	474,660	(1,672,196)	(6,472,011)	414,841
Net increase (decrease) in net assets resulting from operations	1,665,698	1,170,488	6,110,194	34,904,393	1,760,665

Contract transactions
Contract purchase payments	6,792,068	9,550,624	230,080	14,062,355	72,609
Net transfers(1)	1,811,687	2,301,740	(1,168,502)	(2,936,654)	324,041
Transfers for policy loans	(821)	(765)	4,774	13,634	9,014
Adjustments to net assets allocated to contracts in payment period	—	—	(101,586)	(151,467)	(4,938)
Contract charges	(3,692)	(6,354)	(11,937)	(231,466)	(1,846)
Contract terminations:
Surrender benefits	(249,371)	(552,661)	(6,428,464)	(33,690,340)	(859,508)
Death benefits	(558,379)	(281,397)	(1,355,242)	(5,301,267)	(302,649)
Increase (decrease) from transactions	7,791,492	11,011,187	(8,830,877)	(28,235,205)	(763,277)
Increase (decrease) in net assets	9,457,190	12,181,675	(2,720,683)	6,669,188	997,388
Net assets at beginning of year	8,079,000	15,716,455	63,821,469	357,177,903	9,394,097
Net assets at end of year	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485

Accumulation unit activity
Units outstanding at beginning of year	6,502,122	15,685,414	5,238,893	59,996,164	3,938,394
Units purchased	7,289,831	12,566,911	19,146	3,517,488	147,794
Units redeemed	(1,761,109)	(1,954,306)	(733,019)	(7,709,683)	(437,299)
Units outstanding at end of year	12,030,844	26,298,019	4,525,020	55,803,969	3,648,889
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 66

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$212,550	$5,203,711	$208,202	$2,450,746	$560,983
Net realized gain (loss) on sales of investments	1,683,502	(307,040)	(1,660,414)	(266,893)	39,567
Distributions from capital gains	4,068,965	—	—	647,858	150,009
Net change in unrealized appreciation (depreciation) of investments	1,667,796	9,196,914	4,187,687	3,711,994	850,212
Net increase (decrease) in net assets resulting from operations	7,632,813	14,093,585	2,735,475	6,543,705	1,600,771

Contract transactions
Contract purchase payments	376,581	9,766,182	311,654	357,311	3,404,415
Net transfers(1)	2,407,835	18,097,675	(363,883)	2,174,792	1,289,197
Transfers for policy loans	15,483	(22,149)	11,776	(4,389)	—
Adjustments to net assets allocated to contracts in payment period	(18,843)	(28,222)	679	(16,388)	—
Contract charges	(28,611)	(59,849)	(32,261)	(24,888)	(3,216)
Contract terminations:
Surrender benefits	(4,617,047)	(18,358,363)	(4,464,630)	(5,862,848)	(465,897)
Death benefits	(754,785)	(3,468,802)	(786,148)	(1,196,557)	(512,175)
Increase (decrease) from transactions	(2,619,387)	5,926,472	(5,322,813)	(4,572,967)	3,712,324
Increase (decrease) in net assets	5,013,426	20,020,057	(2,587,338)	1,970,738	5,313,095
Net assets at beginning of year	41,146,875	185,772,902	41,247,230	59,762,586	12,122,592
Net assets at end of year	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687

Accumulation unit activity
Units outstanding at beginning of year	16,335,275	146,802,799	17,444,835	35,827,075	10,989,101
Units purchased	992,155	22,160,468	207,878	2,727,690	4,808,904
Units redeemed	(1,886,887)	(17,641,775)	(2,406,402)	(5,373,603)	(1,602,048)
Units outstanding at end of year	15,440,543	151,321,492	15,246,311	33,181,162	14,195,957
See accompanying notes to financial statements.
 67 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$12,310	$601,786	$142,807	$(6,103)	$294,120
Net realized gain (loss) on sales of investments	(4,789)	(114,730)	(1,115,102)	37,456	1,302,790
Distributions from capital gains	140,919	5,729,700	8,904,764	479,472	10,313,398
Net change in unrealized appreciation (depreciation) of investments	66,599	(426,029)	(1,397,491)	17,722	(4,016,121)
Net increase (decrease) in net assets resulting from operations	215,039	5,790,727	6,534,978	528,547	7,894,187

Contract transactions
Contract purchase payments	919,912	385,587	548,056	2,653,609	554,719
Net transfers(1)	(83,687)	(1,381,560)	(669,270)	249,689	(1,833,015)
Transfers for policy loans	—	11,737	13,826	(3,644)	12,217
Adjustments to net assets allocated to contracts in payment period	—	(5,210)	17,457	—	(60,975)
Contract charges	(122)	(31,571)	(48,958)	(1,150)	(86,743)
Contract terminations:
Surrender benefits	(46,308)	(6,053,284)	(10,656,068)	(238,300)	(10,054,898)
Death benefits	(26,643)	(1,156,445)	(1,822,699)	(39,470)	(1,910,721)
Increase (decrease) from transactions	763,152	(8,230,746)	(12,617,656)	2,620,734	(13,379,416)
Increase (decrease) in net assets	978,191	(2,440,019)	(6,082,678)	3,149,281	(5,485,229)
Net assets at beginning of year	613,693	60,102,550	110,502,676	4,926,466	103,250,625
Net assets at end of year	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396

Accumulation unit activity
Units outstanding at beginning of year	502,543	20,757,707	19,524,619	4,048,299	12,051,787
Units purchased	938,874	186,913	256,536	2,956,420	71,511
Units redeemed	(372,575)	(2,992,474)	(2,739,185)	(773,981)	(1,593,429)
Units outstanding at end of year	1,068,842	17,952,146	17,041,970	6,230,738	10,529,869
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 68

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(5,738)	$(16,095)	$(197,642)	$(120,775)	$(375,430)
Net realized gain (loss) on sales of investments	100,384	45,564	3,999,629	902,999	2,518,408
Distributions from capital gains	399,806	510,179	12,529,760	1,332,947	4,362,535
Net change in unrealized appreciation (depreciation) of investments	196,684	231,304	(2,989,017)	(626,155)	(2,345,933)
Net increase (decrease) in net assets resulting from operations	691,136	770,952	13,342,730	1,489,016	4,159,580

Contract transactions
Contract purchase payments	34,781	3,596,274	290,912	51,451	132,965
Net transfers(1)	99,837	300,027	(2,738,596)	(361,285)	(2,294,638)
Transfers for policy loans	(621)	(345)	(10,913)	12,826	7,233
Adjustments to net assets allocated to contracts in payment period	(2,732)	—	(92,642)	(2,910)	(1,510)
Contract charges	(987)	(2,300)	(123,305)	(3,647)	(100,160)
Contract terminations:
Surrender benefits	(743,667)	(85,072)	(11,532,726)	(1,799,903)	(4,708,269)
Death benefits	(20,415)	(324,230)	(1,053,136)	(201,041)	(528,671)
Increase (decrease) from transactions	(633,804)	3,484,354	(15,260,406)	(2,304,509)	(7,493,050)
Increase (decrease) in net assets	57,332	4,255,306	(1,917,676)	(815,493)	(3,333,470)
Net assets at beginning of year	5,092,836	2,706,174	101,544,340	15,204,146	45,553,591
Net assets at end of year	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121

Accumulation unit activity
Units outstanding at beginning of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176
Units purchased	40,803	3,435,044	100,090	15,604	53,304
Units redeemed	(140,676)	(873,459)	(2,983,592)	(455,645)	(1,565,458)
Units outstanding at end of year	744,328	4,624,346	17,059,894	2,581,755	7,916,022
See accompanying notes to financial statements.
 69 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,509,055	$525,632	$(462,623)	$298,435	$(138,185)
Net realized gain (loss) on sales of investments	(820,474)	3,519,561	2,007,107	22,465	82,495
Distributions from capital gains	—	10,665,462	5,578,949	—	1,322,725
Net change in unrealized appreciation (depreciation) of investments	1,207,430	248,370	3,278,809	177,307	(732,655)
Net increase (decrease) in net assets resulting from operations	1,896,011	14,959,025	10,402,242	498,207	534,380

Contract transactions
Contract purchase payments	1,143,154	3,018,855	197,178	2,659,051	85,882
Net transfers(1)	(222,493)	(411,111)	(211,677)	282,896	(871,485)
Transfers for policy loans	(467)	314	20,669	—	3,855
Adjustments to net assets allocated to contracts in payment period	(17,159)	(26,579)	(94,366)	—	(10,609)
Contract charges	(8,936)	(173,859)	(23,375)	(1,644)	(7,601)
Contract terminations:
Surrender benefits	(1,725,138)	(10,134,175)	(6,747,542)	(338,938)	(1,645,277)
Death benefits	(464,436)	(1,504,640)	(990,377)	(8,473)	(406,882)
Increase (decrease) from transactions	(1,295,475)	(9,231,195)	(7,849,490)	2,592,892	(2,852,117)
Increase (decrease) in net assets	600,536	5,727,830	2,552,752	3,091,099	(2,317,737)
Net assets at beginning of year	26,350,967	97,684,022	75,003,648	7,083,309	17,744,151
Net assets at end of year	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414

Accumulation unit activity
Units outstanding at beginning of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558
Units purchased	1,179,074	1,074,203	31,800	3,473,526	54,023
Units redeemed	(2,177,119)	(2,866,625)	(1,146,578)	(963,973)	(1,770,237)
Units outstanding at end of year	18,884,224	21,020,795	10,208,994	9,561,988	8,772,344
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 70

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(94,587)	$121,031	$32,809	$87,136	$4,963,537
Net realized gain (loss) on sales of investments	(74,995)	405,489	178,888	633,923	(1,576,431)
Distributions from capital gains	964,193	1,296,534	704,106	2,136,338	—
Net change in unrealized appreciation (depreciation) of investments	(483,428)	501,496	296,169	1,917,174	9,198,329
Net increase (decrease) in net assets resulting from operations	311,183	2,324,550	1,211,972	4,774,571	12,585,435

Contract transactions
Contract purchase payments	54,424	90,134	85,083	263,178	669,180
Net transfers(1)	(659,648)	(8,273)	27,199	(1,067,665)	1,596,645
Transfers for policy loans	3,994	670	(7,044)	17,208	(7,622)
Adjustments to net assets allocated to contracts in payment period	2,388	(10,534)	(5,043)	(10,127)	(91,348)
Contract charges	(5,503)	(9,710)	(5,464)	(26,973)	(136,408)
Contract terminations:
Surrender benefits	(1,228,551)	(2,270,495)	(1,033,273)	(3,478,404)	(11,189,099)
Death benefits	(95,234)	(228,712)	(57,916)	(429,827)	(2,710,329)
Increase (decrease) from transactions	(1,928,130)	(2,436,920)	(996,458)	(4,732,610)	(11,868,981)
Increase (decrease) in net assets	(1,616,947)	(112,370)	215,514	41,961	716,454
Net assets at beginning of year	11,271,667	17,183,752	9,066,111	33,562,831	113,888,748
Net assets at end of year	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202

Accumulation unit activity
Units outstanding at beginning of year	6,803,965	5,576,542	3,106,952	14,980,649	70,760,799
Units purchased	36,185	71,359	74,874	120,491	1,685,065
Units redeemed	(1,215,733)	(821,005)	(396,808)	(2,074,265)	(8,769,597)
Units outstanding at end of year	5,624,417	4,826,896	2,785,018	13,026,875	63,676,267
See accompanying notes to financial statements.
 71 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,262,515)	$(246,888)	$(17,673)	$(823,974)	$(259,929)
Net realized gain (loss) on sales of investments	1,498,696	17,945	(13,428)	2,254,743	1,282,101
Distributions from capital gains	24,362,524	1,134,230	169,640	11,234,158	3,444,177
Net change in unrealized appreciation (depreciation) of investments	(7,851,567)	2,548,865	233,115	(4,764,864)	929,835
Net increase (decrease) in net assets resulting from operations	16,747,138	3,454,152	371,654	7,900,063	5,396,184

Contract transactions
Contract purchase payments	3,989,238	184,085	28,823	4,388,727	187,602
Net transfers(1)	(2,320,773)	(1,985,980)	45,738	2,745,378	(263,343)
Transfers for policy loans	(19,999)	2,149	—	(2,559)	3,642
Adjustments to net assets allocated to contracts in payment period	(35,973)	(24,421)	(2,204)	(22,261)	(148,412)
Contract charges	(66,536)	(14,430)	(1,391)	(45,956)	(33,032)
Contract terminations:
Surrender benefits	(11,880,823)	(3,288,225)	(264,118)	(9,044,470)	(3,125,688)
Death benefits	(1,764,844)	(383,674)	(22,931)	(1,240,720)	(229,658)
Increase (decrease) from transactions	(12,099,710)	(5,510,496)	(216,083)	(3,221,861)	(3,608,889)
Increase (decrease) in net assets	4,647,428	(2,056,344)	155,571	4,678,202	1,787,295
Net assets at beginning of year	127,717,155	28,023,384	2,579,523	107,467,352	29,890,087
Net assets at end of year	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382

Accumulation unit activity
Units outstanding at beginning of year	30,209,118	8,537,468	1,198,663	22,985,290	6,567,334
Units purchased	1,192,090	56,023	70,032	1,787,546	114,112
Units redeemed	(4,009,489)	(1,658,670)	(157,779)	(2,425,961)	(840,014)
Units outstanding at end of year	27,391,719	6,934,821	1,110,916	22,346,875	5,841,432
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 72

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(94,295)	$(405,677)	$1,141,754	$(109,242)	$2,383,192
Net realized gain (loss) on sales of investments	305,455	3,136,820	4,624,055	342,469	(887,142)
Distributions from capital gains	1,301,665	4,223,013	5,177,376	1,199,369	—
Net change in unrealized appreciation (depreciation) of investments	853	2,908,692	10,786,047	(553,861)	2,438,054
Net increase (decrease) in net assets resulting from operations	1,513,678	9,862,848	21,729,232	878,735	3,934,104

Contract transactions
Contract purchase payments	2,441,955	2,714,854	15,614,453	61,583	3,778,147
Net transfers(1)	(124,244)	(795,826)	5,821,917	41,093	6,937,124
Transfers for policy loans	(527)	10,277	4,250	20,659	(12,500)
Adjustments to net assets allocated to contracts in payment period	—	(27,753)	(23,103)	(7,306)	—
Contract charges	(2,939)	(16,239)	(51,899)	(3,336)	(18,622)
Contract terminations:
Surrender benefits	(259,568)	(3,555,333)	(13,379,783)	(1,327,751)	(5,651,225)
Death benefits	(644,411)	(931,562)	(3,849,103)	(156,405)	(1,057,018)
Increase (decrease) from transactions	1,410,266	(2,601,582)	4,136,732	(1,371,463)	3,975,906
Increase (decrease) in net assets	2,923,944	7,261,266	25,865,964	(492,728)	7,910,010
Net assets at beginning of year	7,935,111	43,522,804	156,290,775	14,590,298	63,356,521
Net assets at end of year	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531

Accumulation unit activity
Units outstanding at beginning of year	5,149,468	9,867,903	93,102,704	4,235,795	60,128,362
Units purchased	1,781,585	1,445,001	14,180,016	36,161	10,236,359
Units redeemed	(1,007,627)	(1,492,688)	(11,790,332)	(431,387)	(6,674,368)
Units outstanding at end of year	5,923,426	9,820,216	95,492,388	3,840,569	63,690,353
See accompanying notes to financial statements.
 73 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(65,818)	$116,498	$(730,776)	$31,721	$2,958
Net realized gain (loss) on sales of investments	234,700	916,044	4,421,693	37,449	155,040
Distributions from capital gains	767,923	—	5,768,872	—	244,011
Net change in unrealized appreciation (depreciation) of investments	(4,893)	5,207,675	1,717,434	484,155	823,183
Net increase (decrease) in net assets resulting from operations	931,912	6,240,217	11,177,223	553,325	1,225,192

Contract transactions
Contract purchase payments	1,459,070	1,005,010	286,310	1,017,875	186,229
Net transfers(1)	21,880	730,703	205,092	267,800	(284,523)
Transfers for policy loans	—	10,012	7,191	—	56
Adjustments to net assets allocated to contracts in payment period	—	(10,363)	(7,435)	—	—
Contract charges	(5,074)	(11,454)	(50,170)	(575)	(3,223)
Contract terminations:
Surrender benefits	(123,048)	(1,851,284)	(6,583,160)	(45,533)	(1,117,437)
Death benefits	(331,900)	(245,296)	(867,499)	(11,877)	(409,871)
Increase (decrease) from transactions	1,020,928	(372,672)	(7,009,671)	1,227,690	(1,628,769)
Increase (decrease) in net assets	1,952,840	5,867,545	4,167,552	1,781,015	(403,577)
Net assets at beginning of year	5,505,811	22,945,603	71,065,291	945,992	9,309,240
Net assets at end of year	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663

Accumulation unit activity
Units outstanding at beginning of year	3,637,368	11,881,945	13,692,014	789,417	5,919,719
Units purchased	1,339,076	1,194,069	274,670	909,495	212,914
Units redeemed	(752,870)	(1,032,876)	(1,565,941)	(73,862)	(1,200,256)
Units outstanding at end of year	4,223,574	12,043,138	12,400,743	1,625,050	4,932,377
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 74

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$515,279	$738,923	$25,504	$18,268	$239,185
Net realized gain (loss) on sales of investments	24,296	42,833	406,389	107,348	274,546
Distributions from capital gains	—	—	—	—	2,980,063
Net change in unrealized appreciation (depreciation) of investments	62,900	12,859	1,800,586	656,498	(711,867)
Net increase (decrease) in net assets resulting from operations	602,475	794,615	2,232,479	782,114	2,781,927

Contract transactions
Contract purchase payments	3,449,150	6,934,518	267,688	28,125	984,476
Net transfers(1)	191,892	1,239,423	(360,893)	(42,177)	176,578
Transfers for policy loans	—	(11,350)	3,385	518	2,969
Adjustments to net assets allocated to contracts in payment period	—	—	(12,086)	(4,657)	(6,458)
Contract charges	(2,548)	(5,415)	(10,561)	(1,213)	(18,138)
Contract terminations:
Surrender benefits	(316,876)	(586,663)	(1,323,031)	(588,048)	(3,929,183)
Death benefits	(66,353)	(104,992)	(201,823)	(84,127)	(483,972)
Increase (decrease) from transactions	3,255,265	7,465,521	(1,637,321)	(691,579)	(3,273,728)
Increase (decrease) in net assets	3,857,740	8,260,136	595,158	90,535	(491,801)
Net assets at beginning of year	6,556,089	12,918,651	15,612,599	5,542,809	36,954,343
Net assets at end of year	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542

Accumulation unit activity
Units outstanding at beginning of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049
Units purchased	3,740,438	9,780,691	109,114	18,684	469,823
Units redeemed	(755,805)	(2,909,016)	(722,337)	(311,058)	(1,315,992)
Units outstanding at end of year	9,192,945	19,089,221	6,183,461	2,228,628	9,328,880
See accompanying notes to financial statements.
 75 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(449,452)	$764,315	$185,411	$(38,901)	$5,042
Net realized gain (loss) on sales of investments	3,352,693	6,010,841	980,401	250,471	(1,007)
Distributions from capital gains	4,113,915	12,724,840	1,957,693	164,438	—
Net change in unrealized appreciation (depreciation) of investments	(1,980,801)	3,527,113	460,581	282,986	40,942
Net increase (decrease) in net assets resulting from operations	5,036,355	23,027,109	3,584,086	658,994	44,977

Contract transactions
Contract purchase payments	313,448	2,828,340	111,690	795,739	592,491
Net transfers(1)	(4,331,104)	(3,486,971)	(482,737)	(42,229)	195,278
Transfers for policy loans	1,753	14,346	22,989	—	(306)
Adjustments to net assets allocated to contracts in payment period	(17,703)	(20,491)	(33,595)	—	—
Contract charges	(27,392)	(79,649)	(4,328)	(3,217)	(530)
Contract terminations:
Surrender benefits	(4,883,413)	(16,994,567)	(2,224,710)	(57,603)	(55,017)
Death benefits	(468,457)	(3,652,852)	(553,501)	(2,063)	(11,081)
Increase (decrease) from transactions	(9,412,868)	(21,391,844)	(3,164,192)	690,627	720,835
Increase (decrease) in net assets	(4,376,513)	1,635,265	419,894	1,349,621	765,812
Net assets at beginning of year	51,964,884	167,819,209	25,431,567	4,772,342	1,613,424
Net assets at end of year	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236

Accumulation unit activity
Units outstanding at beginning of year	7,087,471	40,099,002	4,393,646	3,347,231	1,872,766
Units purchased	42,671	722,862	21,940	821,330	961,003
Units redeemed	(1,315,250)	(5,624,270)	(534,608)	(372,318)	(134,501)
Units outstanding at end of year	5,814,892	35,197,594	3,880,978	3,796,243	2,699,268
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 76

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(20,358)	$(577,378)	$(225,119)	$11,955	$2,257,426
Net realized gain (loss) on sales of investments	102,920	1,207,066	(1,115,352)	107,865	2,847,556
Distributions from capital gains	490,175	9,554,052	—	—	1,750,814
Net change in unrealized appreciation (depreciation) of investments	784,648	(4,824,585)	4,206,800	544,269	9,494,953
Net increase (decrease) in net assets resulting from operations	1,357,385	5,359,155	2,866,329	664,089	16,350,749

Contract transactions
Contract purchase payments	3,988,986	280,012	163,345	1,530,627	6,920,469
Net transfers(1)	317,569	(2,725,229)	(504,407)	165,778	3,059,787
Transfers for policy loans	(6,417)	16,272	6,593	(3,864)	11,246
Adjustments to net assets allocated to contracts in payment period	—	(204)	(15,508)	—	21,673
Contract charges	(3,876)	(26,706)	(15,001)	(1,311)	(68,458)
Contract terminations:
Surrender benefits	(111,264)	(6,566,075)	(2,801,694)	(116,418)	(13,903,516)
Death benefits	(26,070)	(1,059,176)	(338,423)	(101,181)	(2,276,919)
Increase (decrease) from transactions	4,158,928	(10,081,106)	(3,505,095)	1,473,631	(6,235,718)
Increase (decrease) in net assets	5,516,313	(4,721,951)	(638,766)	2,137,720	10,115,031
Net assets at beginning of year	5,570,548	69,635,755	27,284,322	2,797,665	123,093,148
Net assets at end of year	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179

Accumulation unit activity
Units outstanding at beginning of year	4,684,304	22,852,737	6,948,774	2,556,138	26,563,851
Units purchased	3,691,941	137,823	41,919	1,732,410	2,452,867
Units redeemed	(586,397)	(3,380,544)	(904,181)	(552,635)	(3,608,029)
Units outstanding at end of year	7,789,848	19,610,016	6,086,512	3,735,913	25,408,689
See accompanying notes to financial statements.
 77 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Operations
Investment income (loss) — net	$(511,756)	$(194,360)	$34,864	$101,577	$(9,518)
Net realized gain (loss) on sales of investments	(4,499,391)	1,503,485	18,638	3,454	15,706
Distributions from capital gains	—	1,083,989	874,326	—	78,152
Net change in unrealized appreciation (depreciation) of investments	13,704,299	(145,036)	944,181	45,149	229,098
Net increase (decrease) in net assets resulting from operations	8,693,152	2,248,078	1,872,009	150,180	313,438

Contract transactions
Contract purchase payments	2,468,084	533,197	408,433	820,311	361,523
Net transfers(1)	(3,738,168)	(450,774)	1,068,438	13,402	12,206
Transfers for policy loans	1,303	9,165	(390)	—	—
Adjustments to net assets allocated to contracts in payment period	(21,191)	—	(13,545)	—	—
Contract charges	(39,577)	(5,439)	(5,215)	(225)	(286)
Contract terminations:
Surrender benefits	(5,896,509)	(3,010,823)	(1,738,029)	(51,940)	(17,143)
Death benefits	(1,705,090)	(241,110)	(446,453)	(38,225)	—
Increase (decrease) from transactions	(8,931,148)	(3,165,784)	(726,761)	743,323	356,300
Increase (decrease) in net assets	(237,996)	(917,706)	1,145,248	893,503	669,738
Net assets at beginning of year	77,103,238	19,494,177	12,397,589	1,663,757	1,280,240
Net assets at end of year	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978

Accumulation unit activity
Units outstanding at beginning of year	15,275,283	4,103,964	7,222,245	1,482,975	1,295,132
Units purchased	471,019	153,956	1,047,842	911,020	477,639
Units redeemed	(2,025,802)	(773,459)	(1,459,645)	(279,352)	(168,517)
Units outstanding at end of year	13,720,500	3,484,461	6,810,442	2,114,643	1,604,254
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 78

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$1,585,903	$189,139	$2,312,653	$(207,280)	$(97,013)
Net realized gain (loss) on sales of investments	(854,874)	(15,050)	(836,149)	18,639	376,937
Distributions from capital gains	—	—	—	1,630,399	669,776
Net change in unrealized appreciation (depreciation) of investments	4,847,586	932,703	4,229,094	1,582,505	2,478,701
Net increase (decrease) in net assets resulting from operations	5,578,615	1,106,792	5,705,598	3,024,263	3,428,401

Contract transactions
Contract purchase payments	973,967	19,179	8,599,662	988,836	84,780
Net transfers(1)	(2,294)	512,592	9,941,331	(1,335,750)	969,840
Transfers for policy loans	(23,561)	—	13,625	4,609	5,966
Adjustments to net assets allocated to contracts in payment period	(25,896)	(485)	—	(2,601)	(2,629)
Contract charges	(35,515)	(1,297)	(20,443)	(14,483)	(7,577)
Contract terminations:
Surrender benefits	(4,445,897)	(511,509)	(7,230,821)	(2,074,559)	(1,178,988)
Death benefits	(739,807)	(168,917)	(1,094,716)	(668,502)	(66,792)
Increase (decrease) from transactions	(4,299,003)	(150,437)	10,208,638	(3,102,450)	(195,400)
Increase (decrease) in net assets	1,279,612	956,355	15,914,236	(78,187)	3,233,001
Net assets at beginning of year	44,866,545	5,517,645	69,999,876	23,745,518	9,747,049
Net assets at end of year	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050

Accumulation unit activity
Units outstanding at beginning of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752
Units purchased	1,110,489	360,143	17,510,202	523,608	362,983
Units redeemed	(3,203,097)	(459,572)	(8,096,706)	(1,245,899)	(465,196)
Units outstanding at end of year	20,772,545	3,511,638	77,255,957	5,863,327	4,225,539
See accompanying notes to financial statements.
 79 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$369	$43,142	$(22,061)	$(308,262)	$(71,174)
Net realized gain (loss) on sales of investments	124,551	222,730	5,188	3,295,730	1,397,315
Distributions from capital gains	43,716	1,448,459	354,078	9,151,176	4,383,707
Net change in unrealized appreciation (depreciation) of investments	1,475,658	2,969,824	(288,423)	(4,790,784)	(2,310,976)
Net increase (decrease) in net assets resulting from operations	1,644,294	4,684,155	48,782	7,347,860	3,398,872

Contract transactions
Contract purchase payments	2,084,761	9,940,110	83,934	193,546	1,261,461
Net transfers(1)	836,478	2,776,250	(43,540)	(896,740)	(837,624)
Transfers for policy loans	—	1,853	207	18,492	4,030
Adjustments to net assets allocated to contracts in payment period	—	—	—	(52,728)	(8,270)
Contract charges	(1,304)	(8,751)	(702)	(23,713)	(14,981)
Contract terminations:
Surrender benefits	(54,264)	(486,120)	(11,834)	(8,036,678)	(3,149,734)
Death benefits	—	(109,338)	(23,023)	(898,919)	(616,961)
Increase (decrease) from transactions	2,865,671	12,114,004	5,042	(9,696,740)	(3,362,079)
Increase (decrease) in net assets	4,509,965	16,798,159	53,824	(2,348,880)	36,793
Net assets at beginning of year	4,074,424	17,488,017	2,544,738	85,173,813	38,596,376
Net assets at end of year	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169

Accumulation unit activity
Units outstanding at beginning of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887
Units purchased	2,120,924	9,579,742	111,101	27,319	352,335
Units redeemed	(220,359)	(1,272,045)	(103,009)	(1,262,524)	(1,028,141)
Units outstanding at end of year	5,182,566	21,180,636	2,011,411	9,706,415	7,669,081
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 80

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(84,489)	$(143,349)	$145,785	$115,126	$(8,033,971)
Net realized gain (loss) on sales of investments	92,369	(527,630)	207,428	10,377,898	61,746,275
Distributions from capital gains	1,621,569	—	752,256	—	—
Net change in unrealized appreciation (depreciation) of investments	(369,544)	2,543,461	1,907,579	33,082,855	69,571,263
Net increase (decrease) in net assets resulting from operations	1,259,905	1,872,482	3,013,048	43,575,879	123,283,567

Contract transactions
Contract purchase payments	61,594	58,455	40,751	3,368,449	32,464,125
Net transfers(1)	(116,171)	780,585	(106,712)	(12,138,044)	(25,408,550)
Transfers for policy loans	1,153	3,344	6,509	(15,991)	(58,728)
Adjustments to net assets allocated to contracts in payment period	(6,607)	—	(18,791)	—	(833,262)
Contract charges	(2,434)	(4,989)	(2,559)	(13,293)	(2,897,671)
Contract terminations:
Surrender benefits	(714,683)	(1,193,956)	(644,050)	(5,497,805)	(66,523,721)
Death benefits	(237,027)	(283,109)	(51,742)	(519,667)	(7,561,864)
Increase (decrease) from transactions	(1,014,175)	(639,670)	(776,594)	(14,816,351)	(70,819,671)
Increase (decrease) in net assets	245,730	1,232,812	2,236,454	28,759,528	52,463,896
Net assets at beginning of year	10,610,255	13,062,519	9,341,415	32,803,230	791,146,849
Net assets at end of year	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745

Accumulation unit activity
Units outstanding at beginning of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264
Units purchased	8,129	1,358,698	7,691	2,455,778	15,100,144
Units redeemed	(136,737)	(2,192,474)	(131,449)	(10,094,914)	(36,889,803)
Units outstanding at end of year	1,229,865	17,187,536	1,600,024	19,171,128	269,442,605
See accompanying notes to financial statements.
 81 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(4,002,440)	$(4,198,450)	$(2,453,574)	$(3,655,813)	$(2,318,099)
Net realized gain (loss) on sales of investments	44,178,622	12,758,367	11,975,373	14,048,497	6,087,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,930,768	27,484,026	12,579,794	19,825,676	20,931,026
Net increase (decrease) in net assets resulting from operations	66,106,950	36,043,943	22,101,593	30,218,360	24,700,841

Contract transactions
Contract purchase payments	3,317,508	8,090,482	213,678	1,039,867	848,756
Net transfers(1)	(2,487,887)	27,144,325	6,568,905	(4,489,816)	4,961,144
Transfers for policy loans	51,036	17,197	(23,089)	—	7,485
Adjustments to net assets allocated to contracts in payment period	—	22,740	—	(54,672)	(8,080)
Contract charges	(2,029,556)	(3,675,994)	(1,749,110)	(5,705,596)	(3,819,985)
Contract terminations:
Surrender benefits	(42,352,937)	(52,840,072)	(31,297,343)	(25,556,346)	(16,085,925)
Death benefits	(2,503,287)	(9,445,858)	(8,473,346)	(3,375,502)	(2,204,172)
Increase (decrease) from transactions	(46,005,123)	(30,687,180)	(34,760,305)	(38,142,065)	(16,300,777)
Increase (decrease) in net assets	20,101,827	5,356,763	(12,658,712)	(7,923,705)	8,400,064
Net assets at beginning of year	421,013,792	410,773,140	259,182,922	375,871,425	231,904,584
Net assets at end of year	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648

Accumulation unit activity
Units outstanding at beginning of year	151,299,485	296,587,031	186,069,123	256,472,504	180,267,267
Units purchased	4,127,639	26,699,077	4,782,855	6,135,125	5,316,187
Units redeemed	(19,294,775)	(48,293,022)	(28,677,992)	(31,248,767)	(17,422,555)
Units outstanding at end of year	136,132,349	274,993,086	162,173,986	231,358,862	168,160,899
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 82

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,166,821)	$(5,227,973)	$(101,428,642)	$(104,829,089)	$(20,107,371)
Net realized gain (loss) on sales of investments	42,515,363	12,338,103	538,795,542	629,352,738	187,337,175
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,217,288	34,072,983	887,695,928	647,238,254	107,527,687
Net increase (decrease) in net assets resulting from operations	96,565,830	41,183,113	1,325,062,828	1,171,761,903	274,757,491

Contract transactions
Contract purchase payments	3,467,829	1,489,270	12,157,380	22,743,086	79,438,204
Net transfers(1)	8,458,099	62,997,484	(69,623,126)	(67,326,240)	(97,430,280)
Transfers for policy loans	283	5,242	(4,644)	12,084	40,670
Adjustments to net assets allocated to contracts in payment period	(83,485)	(22,544)	22,305	(138,047)	553,178
Contract charges	(16,778,133)	(9,165,589)	(162,019,875)	(170,142,759)	(7,087,887)
Contract terminations:
Surrender benefits	(102,130,451)	(79,486,877)	(890,768,321)	(1,112,858,335)	(217,414,069)
Death benefits	(13,683,122)	(5,411,707)	(71,765,454)	(124,416,555)	(31,096,165)
Increase (decrease) from transactions	(120,748,980)	(29,594,721)	(1,182,001,735)	(1,452,126,766)	(272,996,349)
Increase (decrease) in net assets	(24,183,150)	11,588,392	143,061,093	(280,364,863)	1,761,142
Net assets at beginning of year	1,038,609,914	512,434,067	10,374,472,896	10,776,991,961	2,036,639,923
Net assets at end of year	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065

Accumulation unit activity
Units outstanding at beginning of year	772,012,599	431,745,543	6,028,853,056	6,634,277,711	867,014,289
Units purchased	44,893,959	61,932,030	155,667,119	185,393,943	31,946,572
Units redeemed	(131,662,514)	(85,584,458)	(810,627,216)	(1,056,655,029)	(141,266,585)
Units outstanding at end of year	685,244,044	408,093,115	5,373,892,959	5,763,016,625	757,694,276
See accompanying notes to financial statements.
 83 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(11,464,511)	$(9,854,018)	$(6,917,252)	$(63,874,063)	$(43,936,905)
Net realized gain (loss) on sales of investments	124,373,798	47,366,029	56,024,946	364,275,259	391,387,188
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	53,863,005	63,162,516	25,515,101	470,109,280	209,241,587
Net increase (decrease) in net assets resulting from operations	166,772,292	100,674,527	74,622,795	770,510,476	556,691,870

Contract transactions
Contract purchase payments	6,392,847	23,300,530	535,858	104,872,603	4,273,398
Net transfers(1)	(44,274,691)	15,958,572	(1,376,983)	52,361,271	11,384,882
Transfers for policy loans	179,963	35,971	18,221	139,571	(35,611)
Adjustments to net assets allocated to contracts in payment period	—	191,490	—	779,234	—
Contract charges	(4,628,187)	(7,622,528)	(4,465,362)	(69,177,508)	(32,130,694)
Contract terminations:
Surrender benefits	(125,232,310)	(89,529,242)	(79,929,662)	(635,612,030)	(492,919,841)
Death benefits	(11,268,044)	(31,566,720)	(23,361,161)	(101,902,722)	(104,985,720)
Increase (decrease) from transactions	(178,830,422)	(89,231,927)	(108,579,089)	(648,539,581)	(614,413,586)
Increase (decrease) in net assets	(12,058,130)	11,442,600	(33,956,294)	121,970,895	(57,721,716)
Net assets at beginning of year	1,243,730,239	962,901,577	732,041,818	6,385,037,866	4,683,191,289
Net assets at end of year	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573

Accumulation unit activity
Units outstanding at beginning of year	522,434,221	579,639,257	437,246,040	3,167,397,234	2,304,588,121
Units purchased	2,637,032	27,656,499	1,571,860	90,917,597	10,796,746
Units redeemed	(73,620,106)	(79,301,315)	(63,296,254)	(396,092,190)	(296,856,702)
Units outstanding at end of year	451,451,147	527,994,441	375,521,646	2,862,222,641	2,018,528,165
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 84

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$823,436	$(149,632)	$(158,763)	$46,835	$(176,444)
Net realized gain (loss) on sales of investments	(160,381)	1,280,234	2,120,069	398,899	174,839
Distributions from capital gains	—	—	—	1,067,986	255,495
Net change in unrealized appreciation (depreciation) of investments	505,553	556,560	11,932	3,645,521	4,547,608
Net increase (decrease) in net assets resulting from operations	1,168,608	1,687,162	1,973,238	5,159,241	4,801,498

Contract transactions
Contract purchase payments	1,082,897	412,847	52,262	1,723,192	1,114,446
Net transfers(1)	1,638,620	946,402	(564,181)	1,555,985	(1,583,039)
Transfers for policy loans	402	545	3,968	106	1,474
Adjustments to net assets allocated to contracts in payment period	—	—	(5,286)	—	—
Contract charges	(25,634)	(12,542)	(28,629)	(30,612)	(24,855)
Contract terminations:
Surrender benefits	(1,500,940)	(1,407,722)	(1,938,051)	(1,427,344)	(2,021,535)
Death benefits	(218,148)	(140,709)	(202,415)	(573,760)	(643,206)
Increase (decrease) from transactions	977,197	(201,179)	(2,682,332)	1,247,567	(3,156,715)
Increase (decrease) in net assets	2,145,805	1,485,983	(709,094)	6,406,808	1,644,783
Net assets at beginning of year	18,540,511	13,034,643	18,107,198	22,017,260	31,174,041
Net assets at end of year	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824

Accumulation unit activity
Units outstanding at beginning of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614
Units purchased	2,731,569	418,842	13,627	2,028,487	977,387
Units redeemed	(1,917,941)	(444,321)	(671,058)	(1,419,498)	(2,699,924)
Units outstanding at end of year	17,233,477	2,963,919	3,934,732	13,379,065	16,367,077
See accompanying notes to financial statements.
 85 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$376,113	$(194,447)	$(108,599)	$(355,464)	$(2,974,071)
Net realized gain (loss) on sales of investments	1,020,081	880,583	470,691	3,571,060	10,436,568
Distributions from capital gains	58,367	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,588,976	638,291	215,866	(836,631)	15,491,313
Net increase (decrease) in net assets resulting from operations	7,043,537	1,324,427	577,958	2,378,965	22,953,810

Contract transactions
Contract purchase payments	1,522,384	1,311,293	802,218	247,053	1,679,032
Net transfers(1)	(2,979,153)	(1,805,037)	(805,086)	(256,125)	(2,411,484)
Transfers for policy loans	(305)	(1,056)	(683)	14,133	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,914)	(20,350)
Contract charges	(22,178)	(29,659)	(16,624)	(83,496)	(4,441,612)
Contract terminations:
Surrender benefits	(1,393,844)	(1,256,138)	(865,990)	(4,309,756)	(26,787,918)
Death benefits	(355,697)	(394,321)	(284,340)	(512,078)	(3,893,898)
Increase (decrease) from transactions	(3,228,793)	(2,174,918)	(1,170,505)	(4,907,183)	(35,876,230)
Increase (decrease) in net assets	3,814,744	(850,491)	(592,547)	(2,528,218)	(12,922,420)
Net assets at beginning of year	24,436,900	19,636,245	11,350,996	44,446,025	304,818,266
Net assets at end of year	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846

Accumulation unit activity
Units outstanding at beginning of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962
Units purchased	1,683,737	546,631	479,675	106,429	5,363,192
Units redeemed	(4,058,385)	(1,651,870)	(983,383)	(1,342,119)	(31,534,707)
Units outstanding at end of year	14,925,307	5,789,806	3,907,829	9,577,844	201,637,447
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 86

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,898,178)	$(19,095,360)	$648,857
Net realized gain (loss) on sales of investments	150,128,099	72,465,422	(146,471)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	275,281,446	111,438,092	528,791
Net increase (decrease) in net assets resulting from operations	385,511,367	164,808,154	1,031,177

Contract transactions
Contract purchase payments	7,090,704	11,596,338	760,688
Net transfers(1)	14,661,283	(13,787,878)	(919,712)
Transfers for policy loans	15,403	2,969	103
Adjustments to net assets allocated to contracts in payment period	(16,982)	(51,520)	—
Contract charges	(64,566,403)	(29,839,828)	(3,333)
Contract terminations:
Surrender benefits	(278,923,750)	(154,354,837)	(791,161)
Death benefits	(22,452,275)	(18,567,399)	(162,877)
Increase (decrease) from transactions	(344,192,020)	(205,002,155)	(1,116,292)
Increase (decrease) in net assets	41,319,347	(40,194,001)	(85,115)
Net assets at beginning of year	4,077,643,635	1,959,030,505	12,852,976
Net assets at end of year	$4,118,962,982	$1,918,836,504	$12,767,861

Accumulation unit activity
Units outstanding at beginning of year	2,318,766,779	1,270,198,438	10,347,212
Units purchased	37,714,464	15,005,943	1,258,023
Units redeemed	(227,245,239)	(144,364,442)	(2,160,643)
Units outstanding at end of year	2,129,236,004	1,140,839,939	9,444,592

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
See accompanying notes to financial statements.
 87 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,267	$901,969	$(1,814,547)	$277,247	$(94,147)
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net increase (decrease) in net assets resulting from operations	845,086	2,672,585	34,741,473	8,335,013	484,556

Contract transactions
Contract purchase payments	132,788	579,300	12,453,675	1,573,356	419,929
Net transfers(1)	248,996	(270,840)	(1,831,219)	1,097,765	(275,631)
Transfers for policy loans	—	19,649	(26,784)	(12,417)	4,313
Adjustments to net assets allocated to contracts in payment period	—	(12,712)	(24,054)	(37,136)	(3,349)
Contract charges	(3,214)	(84,472)	(49,778)	(47,665)	(5,197)
Contract terminations:
Surrender benefits	(411,381)	(7,466,632)	(12,348,586)	(7,739,854)	(777,078)
Death benefits	(157,814)	(879,320)	(2,279,356)	(926,439)	(83,815)
Increase (decrease) from transactions	(190,625)	(8,115,027)	(4,106,102)	(6,092,390)	(720,828)
Increase (decrease) in net assets	654,461	(5,442,442)	30,635,371	2,242,623	(236,272)
Net assets at beginning of year	9,303,318	66,348,042	148,094,621	71,873,556	9,732,846
Net assets at end of year	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574

Accumulation unit activity
Units outstanding at beginning of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136
Units purchased	390,954	569,477	2,854,819	871,528	179,318
Units redeemed	(540,288)	(5,175,411)	(3,044,526)	(2,336,447)	(412,901)
Units outstanding at end of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 88

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$92,070	$(368,393)	$(753,845)	$1,432,188	$11,432
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net increase (decrease) in net assets resulting from operations	2,667,845	5,369,491	11,896,505	16,157,854	216,925

Contract transactions
Contract purchase payments	71,516	229,095	2,479,349	1,316,226	642,244
Net transfers(1)	(86,787)	(2,219,989)	(3,087,568)	(528,005)	(134,641)
Transfers for policy loans	15,585	960	20,638	18,900	—
Adjustments to net assets allocated to contracts in payment period	(147,637)	(11,696)	(10,571)	(27,681)	—
Contract charges	(12,446)	(25,086)	(31,664)	(20,405)	(773)
Contract terminations:
Surrender benefits	(1,913,779)	(4,361,234)	(6,274,863)	(4,172,182)	(34,129)
Death benefits	(324,121)	(366,306)	(1,075,592)	(564,293)	(45,506)
Increase (decrease) from transactions	(2,397,669)	(6,754,256)	(7,980,271)	(3,977,440)	427,195
Increase (decrease) in net assets	270,176	(1,384,765)	3,916,234	12,180,414	644,120
Net assets at beginning of year	20,061,739	41,207,583	70,724,257	43,193,069	1,730,055
Net assets at end of year	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175

Accumulation unit activity
Units outstanding at beginning of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855
Units purchased	23,097	45,517	654,255	1,729,647	653,310
Units redeemed	(614,403)	(1,348,242)	(2,622,024)	(4,442,605)	(283,886)
Units outstanding at end of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279
See accompanying notes to financial statements.
 89 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(190,911)	$(19,682)	$17,717	$195,228	$(132,723)
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net increase (decrease) in net assets resulting from operations	5,669,707	710,070	287,776	3,858,956	485,186

Contract transactions
Contract purchase payments	1,847,324	219,398	822,021	161,640	109,569
Net transfers(1)	425,562	27,564	106,106	850,832	(461,710)
Transfers for policy loans	(2,055)	—	(12,454)	2,800	(1,165)
Adjustments to net assets allocated to contracts in payment period	(75,199)	—	—	(5,181)	(4,383)
Contract charges	(27,650)	(149)	(1,396)	(17,904)	(11,689)
Contract terminations:
Surrender benefits	(6,962,951)	(5,465)	(156,592)	(1,582,810)	(1,957,827)
Death benefits	(1,796,459)	—	—	(490,853)	(104,819)
Increase (decrease) from transactions	(6,591,428)	241,348	757,685	(1,081,476)	(2,432,024)
Increase (decrease) in net assets	(921,721)	951,418	1,045,461	2,777,480	(1,946,838)
Net assets at beginning of year	74,396,000	2,990,068	1,433,205	21,222,271	15,058,157
Net assets at end of year	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319

Accumulation unit activity
Units outstanding at beginning of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712
Units purchased	2,633,802	352,692	782,738	334,654	65,921
Units redeemed	(6,406,886)	(172,464)	(166,611)	(696,459)	(744,940)
Units outstanding at end of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 90

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(1,417,555)	$461,124	$(1,248,004)	$(6,203,458)	$396,784
Net realized gain (loss) on sales of investments	(10,552,680)	(3,855,228)	986,924	38,328,102	(1,174,806)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,718,697	(5,260,087)	14,255,922	41,222,318	1,708,788
Net increase (decrease) in net assets resulting from operations	19,748,462	(8,654,191)	13,994,842	73,346,962	930,766

Contract transactions
Contract purchase payments	2,480,433	1,610,708	42,336,517	3,983,420	309,635
Net transfers(1)	(4,355,145)	(1,711,450)	4,876,891	31,522,862	(602,895)
Transfers for policy loans	(16,972)	32,988	(24,856)	(9,407)	919
Adjustments to net assets allocated to contracts in payment period	28,450	(25,416)	—	(912,983)	—
Contract charges	(128,117)	(99,214)	(334,402)	(275,338)	(5,076)
Contract terminations:
Surrender benefits	(18,142,291)	(10,223,708)	(5,791,651)	(62,018,908)	(865,346)
Death benefits	(1,939,183)	(1,268,787)	(1,766,685)	(13,786,233)	(216,793)
Increase (decrease) from transactions	(22,072,825)	(11,684,879)	39,295,814	(41,496,587)	(1,379,556)
Increase (decrease) in net assets	(2,324,363)	(20,339,070)	53,290,656	31,850,375	(448,790)
Net assets at beginning of year	159,428,826	104,635,291	95,274,299	568,979,468	16,349,991
Net assets at end of year	$157,104,463	$84,296,221	$148,564,955	$600,829,843	$15,901,201

Accumulation unit activity
Units outstanding at beginning of year	32,426,327	30,059,677	91,068,589	177,388,512	21,658,120
Units purchased	1,844,372	592,016	41,781,029	11,979,838	778,360
Units redeemed	(5,046,423)	(3,886,199)	(7,559,517)	(23,946,097)	(2,568,328)
Units outstanding at end of year	29,224,276	26,765,494	125,290,101	165,422,253	19,868,152
See accompanying notes to financial statements.
 91 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(1,759,568)	$186,093	$1,023,895	$(642,863)	$(3,706,605)
Net realized gain (loss) on sales of investments	11,855,303	(203,242)	(1,935,610)	4,167,660	38,258,997
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,476,459	222,312	1,860,596	9,155,799	45,098,081
Net increase (decrease) in net assets resulting from operations	32,572,194	205,163	948,881	12,680,596	79,650,473

Contract transactions
Contract purchase payments	10,992,425	837,221	161,048	3,798,395	2,033,016
Net transfers(1)	7,963,530	729,428	633,467	(1,218,639)	(3,609,747)
Transfers for policy loans	(20,114)	1,379	10,454	5,622	91,475
Adjustments to net assets allocated to contracts in payment period	(51,252)	(512)	(25,811)	—	(619,445)
Contract charges	(149,340)	(2,031)	(68,540)	(42,334)	(286,940)
Contract terminations:
Surrender benefits	(15,211,386)	(770,792)	(4,690,191)	(3,500,500)	(36,594,194)
Death benefits	(1,518,324)	(95,588)	(1,076,505)	(906,947)	(6,039,222)
Increase (decrease) from transactions	2,005,539	699,105	(5,056,078)	(1,864,403)	(45,025,057)
Increase (decrease) in net assets	34,577,733	904,268	(4,107,197)	10,816,193	34,625,416
Net assets at beginning of year	149,160,986	8,915,120	44,431,393	52,063,907	339,235,922
Net assets at end of year	$183,738,719	$9,819,388	$40,324,196	$62,880,100	$373,861,338

Accumulation unit activity
Units outstanding at beginning of year	45,709,385	9,371,704	28,566,883	11,159,964	87,846,417
Units purchased	5,943,829	1,669,498	673,199	1,005,366	673,318
Units redeemed	(5,404,334)	(938,722)	(3,762,747)	(1,249,864)	(11,015,316)
Units outstanding at end of year	46,248,880	10,102,480	25,477,335	10,915,466	77,504,419
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 92

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,157,487)	$(3,512,151)	$(16,833)	$116,015	$373,519
Net realized gain (loss) on sales of investments	5,348,810	39,455,253	(3,359,372)	(3,337,176)	(253,973)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,258,358	13,398,052	5,447,795	6,156,371	347,964
Net increase (decrease) in net assets resulting from operations	13,449,681	49,341,154	2,071,590	2,935,210	467,510

Contract transactions
Contract purchase payments	7,775,720	2,034,271	1,510,654	598,134	265,252
Net transfers(1)	(76,127)	(5,319,822)	(1,578,545)	(1,635,209)	368,439
Transfers for policy loans	6,566	7,968	(39,453)	14,209	1,426
Adjustments to net assets allocated to contracts in payment period	(6,691)	(84,959)	—	(12,661)	—
Contract charges	(59,778)	(263,713)	(33,064)	(72,551)	(3,827)
Contract terminations:
Surrender benefits	(8,210,598)	(42,857,224)	(3,141,533)	(7,272,092)	(847,240)
Death benefits	(1,808,854)	(5,780,605)	(652,590)	(551,434)	(121,294)
Increase (decrease) from transactions	(2,379,762)	(52,264,084)	(3,934,531)	(8,931,604)	(337,244)
Increase (decrease) in net assets	11,069,919	(2,922,930)	(1,862,941)	(5,996,394)	130,266
Net assets at beginning of year	98,976,248	365,623,888	47,968,832	68,435,453	9,458,091
Net assets at end of year	$110,046,167	$362,700,958	$46,105,891	$62,439,059	$9,588,357

Accumulation unit activity
Units outstanding at beginning of year	33,216,795	93,884,096	38,480,921	28,395,940	9,314,719
Units purchased	4,037,739	515,872	1,359,837	305,909	829,223
Units redeemed	(4,473,867)	(12,852,642)	(4,316,452)	(3,950,286)	(1,166,977)
Units outstanding at end of year	32,780,667	81,547,326	35,524,306	24,751,563	8,976,965
See accompanying notes to financial statements.
 93 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$5,306,931	$5,188,233	$2,299,329	$5,318,490	$1,178,963
Net realized gain (loss) on sales of investments	—	331	(494,431)	(1,213,019)	(592,625)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(331)	958,915	2,309,965	627,281
Net increase (decrease) in net assets resulting from operations	5,306,931	5,188,233	2,763,813	6,415,436	1,213,619

Contract transactions
Contract purchase payments	25,592,927	1,468,206	4,056,101	609,178	2,159,400
Net transfers(1)	(2,138,794)	45,649,107	2,482,132	915,544	1,013,611
Transfers for policy loans	20,900	125,473	1,683	11,942	677
Adjustments to net assets allocated to contracts in payment period	(980)	(76,177)	—	(220,131)	—
Contract charges	(88,315)	(113,757)	(12,942)	(70,383)	(7,447)
Contract terminations:
Surrender benefits	(22,162,631)	(26,342,803)	(4,822,915)	(13,001,597)	(2,438,817)
Death benefits	(5,076,502)	(2,797,741)	(665,134)	(2,602,694)	(638,762)
Increase (decrease) from transactions	(3,853,395)	17,912,308	1,038,925	(14,358,141)	88,662
Increase (decrease) in net assets	1,453,536	23,100,541	3,802,738	(7,942,705)	1,302,281
Net assets at beginning of year	148,909,861	126,337,957	48,186,955	115,279,948	26,797,408
Net assets at end of year	$150,363,397	$149,438,498	$51,989,693	$107,337,243	$28,099,689

Accumulation unit activity
Units outstanding at beginning of year	157,214,722	112,497,377	26,479,958	38,417,330	15,261,678
Units purchased	30,978,932	41,910,003	4,440,596	735,714	2,001,573
Units redeemed	(35,191,469)	(25,668,545)	(3,777,654)	(5,254,210)	(1,949,922)
Units outstanding at end of year	153,002,185	128,738,835	27,142,900	33,898,834	15,313,329
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 94

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$3,086,007	$2,761,646	$7,752,231	$(1,483,441)	$(1,263,050)
Net realized gain (loss) on sales of investments	(2,548,431)	(1,415,923)	(6,136,314)	8,514,555	16,940,579
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,778,946	(951,935)	161,954	27,597,955	21,916,928
Net increase (decrease) in net assets resulting from operations	3,316,522	393,788	1,777,871	34,629,069	37,594,457

Contract transactions
Contract purchase payments	312,369	6,726,881	1,067,635	12,519,423	840,451
Net transfers(1)	1,532,536	11,124,888	11,789,436	(423,983)	792,625
Transfers for policy loans	10,467	(4,213)	27,324	16,631	3,029
Adjustments to net assets allocated to contracts in payment period	(39,175)	(4,284)	(81,645)	—	24,360
Contract charges	(102,440)	(67,191)	(252,185)	(129,036)	(101,134)
Contract terminations:
Surrender benefits	(7,947,481)	(5,559,109)	(24,318,538)	(7,965,087)	(16,503,988)
Death benefits	(1,592,210)	(1,049,776)	(4,919,871)	(1,310,913)	(2,146,798)
Increase (decrease) from transactions	(7,825,934)	11,167,196	(16,687,844)	2,707,035	(17,091,455)
Increase (decrease) in net assets	(4,509,412)	11,560,984	(14,909,973)	37,336,104	20,503,002
Net assets at beginning of year	71,590,409	72,989,491	216,758,064	115,305,697	131,653,462
Net assets at end of year	$67,080,997	$84,550,475	$201,848,091	$152,641,801	$152,156,464

Accumulation unit activity
Units outstanding at beginning of year	29,010,653	60,739,026	119,387,992	21,126,775	38,438,479
Units purchased	820,366	14,941,597	7,206,781	2,786,177	466,973
Units redeemed	(3,920,483)	(5,792,359)	(16,377,119)	(1,932,540)	(4,794,611)
Units outstanding at end of year	25,910,536	69,888,264	110,217,654	21,980,412	34,110,841
See accompanying notes to financial statements.
 95 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(1,435,175)	$(5,881,772)	$2,068,832	$368,682	$1,143,049
Net realized gain (loss) on sales of investments	2,973,451	49,678,821	16,275	(1,295,477)	50,585
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,836,913	74,659,021	688,130	(57,419)	(393,855)
Net increase (decrease) in net assets resulting from operations	26,375,189	118,456,070	2,773,237	(984,214)	799,779

Contract transactions
Contract purchase payments	51,861,961	4,025,593	10,907,121	1,493,276	2,105,007
Net transfers(1)	3,805,191	3,357,442	4,630,141	1,081,088	104,350
Transfers for policy loans	(57,770)	(101,493)	422	57	(8,924)
Adjustments to net assets allocated to contracts in payment period	—	(240,458)	(2,806)	(6,667)	(9,848)
Contract charges	(108,279)	(243,604)	(71,116)	(4,616)	(36,698)
Contract terminations:
Surrender benefits	(3,626,400)	(54,257,655)	(8,495,520)	(1,373,463)	(2,545,550)
Death benefits	(4,767,828)	(11,066,160)	(2,505,023)	(431,676)	(718,769)
Increase (decrease) from transactions	47,106,875	(58,526,335)	4,463,219	757,999	(1,110,432)
Increase (decrease) in net assets	73,482,064	59,929,735	7,236,456	(226,215)	(310,653)
Net assets at beginning of year	101,414,952	528,873,895	74,957,685	15,001,757	36,444,624
Net assets at end of year	$174,897,016	$588,803,630	$82,194,141	$14,775,542	$36,133,971

Accumulation unit activity
Units outstanding at beginning of year	88,752,646	132,544,707	66,869,288	14,702,754	20,025,515
Units purchased	47,434,053	3,599,181	17,857,856	2,577,000	1,736,079
Units redeemed	(11,881,045)	(16,186,810)	(14,008,819)	(1,964,205)	(2,104,079)
Units outstanding at end of year	124,305,654	119,957,078	70,718,325	15,315,549	19,657,515
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 96

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$1,666,571	$(134,842)	$(41,067)	$(753,037)	$(393,375)
Net realized gain (loss) on sales of investments	663,843	399,097	47,280	3,151,098	4,159,923
Distributions from capital gains	—	930,569	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,060,522)	1,771,961	717,679	4,920,913	1,026,839
Net increase (decrease) in net assets resulting from operations	1,269,892	2,966,785	723,892	7,318,974	4,793,387

Contract transactions
Contract purchase payments	455,264	8,725,812	1,228,183	4,641,373	312,365
Net transfers(1)	548,329	602,885	(35,345)	(1,480,592)	(2,483,274)
Transfers for policy loans	25,038	(6,298)	—	(17,274)	2,806
Adjustments to net assets allocated to contracts in payment period	87,314	—	—	—	(14,534)
Contract charges	(31,519)	(3,268)	(2,447)	(51,152)	(23,530)
Contract terminations:
Surrender benefits	(5,459,779)	(245,832)	(46,535)	(4,608,453)	(5,503,321)
Death benefits	(792,465)	(383,206)	—	(1,452,018)	(863,048)
Increase (decrease) from transactions	(5,167,818)	8,690,093	1,143,856	(2,968,116)	(8,572,536)
Increase (decrease) in net assets	(3,897,926)	11,656,878	1,867,748	4,350,858	(3,779,149)
Net assets at beginning of year	51,119,688	7,656,796	2,785,156	66,072,357	43,541,784
Net assets at end of year	$47,221,762	$19,313,674	$4,652,904	$70,423,215	$39,762,635

Accumulation unit activity
Units outstanding at beginning of year	27,310,543	6,245,474	2,393,486	17,249,459	11,453,982
Units purchased	714,484	8,162,369	1,018,919	1,475,377	80,051
Units redeemed	(3,420,341)	(1,833,126)	(150,902)	(2,076,243)	(2,155,654)
Units outstanding at end of year	24,604,686	12,574,717	3,261,503	16,648,593	9,378,379
See accompanying notes to financial statements.
 97 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(434,444)	$(719,754)	$(473,398)	$(376,451)	$(298,495)
Net realized gain (loss) on sales of investments	2,003,841	7,621,535	2,576,449	4,001,242	1,074,532
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,371,063	7,326,062	2,351,938	770,650	2,315,043
Net increase (decrease) in net assets resulting from operations	7,940,460	14,227,843	4,454,989	4,395,441	3,091,080

Contract transactions
Contract purchase payments	3,678,921	400,864	2,509,178	243,282	1,311,643
Net transfers(1)	(129,696)	(452,564)	(462,652)	(858,914)	2,180
Transfers for policy loans	(12,184)	8,147	(589)	(1,937)	(2,922)
Adjustments to net assets allocated to contracts in payment period	(1,957)	(39,358)	(3,727)	56,476	(382)
Contract charges	(30,362)	(37,591)	(29,878)	(27,424)	(21,941)
Contract terminations:
Surrender benefits	(2,543,339)	(7,929,013)	(3,512,297)	(4,234,660)	(2,025,022)
Death benefits	(712,121)	(1,175,954)	(704,114)	(680,048)	(375,665)
Increase (decrease) from transactions	249,262	(9,225,469)	(2,204,079)	(5,503,225)	(1,112,109)
Increase (decrease) in net assets	8,189,722	5,002,374	2,250,910	(1,107,784)	1,978,971
Net assets at beginning of year	35,128,973	67,844,121	40,997,953	40,179,259	25,204,928
Net assets at end of year	$43,318,695	$72,846,495	$43,248,863	$39,071,475	$27,183,899

Accumulation unit activity
Units outstanding at beginning of year	10,620,277	18,489,667	11,612,222	10,964,412	7,937,035
Units purchased	1,353,731	194,358	900,600	71,299	725,977
Units redeemed	(1,170,939)	(2,430,614)	(1,413,538)	(1,486,297)	(967,458)
Units outstanding at end of year	10,803,069	16,253,411	11,099,284	9,549,414	7,695,554
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 98

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(257,567)	$(9,231)	$2,587,349	$239,267	$794,770
Net realized gain (loss) on sales of investments	2,622,608	16,165	(1,378,461)	(351,092)	(1,021,908)
Distributions from capital gains	—	94,086	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,131,275	52,246	1,417,597	84,767	408,736
Net increase (decrease) in net assets resulting from operations	3,496,316	153,266	2,626,485	(27,058)	181,598

Contract transactions
Contract purchase payments	209,362	661,180	4,202,535	721,896	244,798
Net transfers(1)	(566,250)	165,661	5,552,777	(2,057,238)	462,888
Transfers for policy loans	(19,646)	—	(13,184)	(1,118)	11,968
Adjustments to net assets allocated to contracts in payment period	(9,102)	—	—	(3,228)	(19,276)
Contract charges	(20,674)	(376)	(16,614)	(18,099)	(24,721)
Contract terminations:
Surrender benefits	(3,313,073)	(46,267)	(7,019,151)	(942,799)	(4,762,248)
Death benefits	(356,345)	(61,623)	(1,062,465)	(310,124)	(679,543)
Increase (decrease) from transactions	(4,075,728)	718,575	1,643,898	(2,610,710)	(4,766,134)
Increase (decrease) in net assets	(579,412)	871,841	4,270,383	(2,637,768)	(4,584,536)
Net assets at beginning of year	29,240,268	1,595,099	77,773,676	14,760,729	37,448,829
Net assets at end of year	$28,660,856	$2,466,940	$82,044,059	$12,122,961	$32,864,293

Accumulation unit activity
Units outstanding at beginning of year	6,967,188	1,342,273	62,275,813	14,811,065	28,406,351
Units purchased	50,391	688,943	8,492,964	1,418,989	663,147
Units redeemed	(981,702)	(100,487)	(7,226,866)	(4,144,981)	(4,281,765)
Units outstanding at end of year	6,035,877	1,930,729	63,541,911	12,085,073	24,787,733
See accompanying notes to financial statements.
 99 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$224,792	$691,919	$127,363	$406,909	$288,223
Net realized gain (loss) on sales of investments	(1,276,164)	(246,768)	(1,254,421)	(3,310,462)	(943,887)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,474,725	(335,103)	681,712	2,088,873	2,528,174
Net increase (decrease) in net assets resulting from operations	423,353	110,048	(445,346)	(814,680)	1,872,510

Contract transactions
Contract purchase payments	97,313	1,812,531	614,497	118,635	1,299,715
Net transfers(1)	(8,361)	3,650,704	(1,553,746)	113,912	(784,511)
Transfers for policy loans	5,504	—	813	14,330	2,115
Adjustments to net assets allocated to contracts in payment period	(34)	—	—	16,838	—
Contract charges	(6,441)	(41,970)	(4,018)	(124,975)	(7,214)
Contract terminations:
Surrender benefits	(1,223,369)	(788,382)	(1,617,513)	(4,217,151)	(1,762,123)
Death benefits	(94,937)	(249,467)	(322,491)	(1,279,690)	(378,068)
Increase (decrease) from transactions	(1,230,325)	4,383,416	(2,882,458)	(5,358,101)	(1,630,086)
Increase (decrease) in net assets	(806,972)	4,493,464	(3,327,804)	(6,172,781)	242,424
Net assets at beginning of year	11,445,304	20,879,542	21,069,917	45,398,735	22,630,736
Net assets at end of year	$10,638,332	$25,373,006	$17,742,113	$39,225,954	$22,873,160

Accumulation unit activity
Units outstanding at beginning of year	18,489,807	18,390,468	17,709,544	30,733,916	10,611,230
Units purchased	409,207	4,798,284	609,333	441,504	656,031
Units redeemed	(2,363,402)	(950,054)	(3,043,378)	(4,109,114)	(1,359,864)
Units outstanding at end of year	16,535,612	22,238,698	15,275,499	27,066,306	9,907,397
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 100

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(1,059,464)	$(644,412)	$(495,265)	$568,715	$(757,933)
Net realized gain (loss) on sales of investments	14,100,270	3,898,898	1,978,755	(304,890)	3,645,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,102,016	7,354,326	2,907,196	(419,123)	2,720,226
Net increase (decrease) in net assets resulting from operations	21,142,822	10,608,812	4,390,686	(155,298)	5,607,969

Contract transactions
Contract purchase payments	830,252	3,884,105	1,511,163	1,585,490	4,739,972
Net transfers(1)	(3,382,348)	487,785	632,305	3,772,962	684,052
Transfers for policy loans	(19,268)	(20,193)	954	(43)	(3,543)
Adjustments to net assets allocated to contracts in payment period	(3,601)	—	(4,669)	—	—
Contract charges	(88,801)	(67,007)	(42,779)	(34,198)	(36,354)
Contract terminations:
Surrender benefits	(15,131,202)	(3,969,947)	(2,855,538)	(1,228,040)	(5,338,451)
Death benefits	(1,507,912)	(607,485)	(1,079,706)	(102,991)	(1,239,934)
Increase (decrease) from transactions	(19,302,880)	(292,742)	(1,838,270)	3,993,180	(1,194,258)
Increase (decrease) in net assets	1,839,942	10,316,070	2,552,416	3,837,882	4,413,711
Net assets at beginning of year	111,832,827	53,450,643	42,260,439	19,441,798	66,317,706
Net assets at end of year	$113,672,769	$63,766,713	$44,812,855	$23,279,680	$70,731,417

Accumulation unit activity
Units outstanding at beginning of year	41,831,487	10,303,109	13,904,219	18,366,435	15,977,681
Units purchased	282,784	1,047,402	847,090	5,187,747	1,790,667
Units redeemed	(6,780,709)	(1,116,142)	(1,367,074)	(1,505,028)	(1,878,626)
Units outstanding at end of year	35,333,562	10,234,369	13,384,235	22,049,154	15,889,722
See accompanying notes to financial statements.
 101 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(408,925)	$(892,659)	$(320,093)	$(280,893)	$84,921
Net realized gain (loss) on sales of investments	3,602,435	4,378,592	2,596,008	722,327	58,617
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	562,246	4,272,879	2,168,361	5,424,960	(132,221)
Net increase (decrease) in net assets resulting from operations	3,755,756	7,758,812	4,444,276	5,866,394	11,317

Contract transactions
Contract purchase payments	297,348	6,606,597	1,811,750	728,283	1,724,756
Net transfers(1)	(243,997)	1,798,581	(1,222,804)	(2,497,728)	355,612
Transfers for policy loans	4,646	(21,738)	(2,751)	(7,457)	(418)
Adjustments to net assets allocated to contracts in payment period	(22,972)	—	—	—	—
Contract charges	(26,097)	(55,959)	(20,656)	(21,943)	(1,980)
Contract terminations:
Surrender benefits	(5,234,558)	(5,228,279)	(2,553,591)	(1,685,440)	(58,411)
Death benefits	(295,557)	(1,671,416)	(609,894)	(241,289)	(408,188)
Increase (decrease) from transactions	(5,521,187)	1,427,786	(2,597,946)	(3,725,574)	1,611,371
Increase (decrease) in net assets	(1,765,431)	9,186,598	1,846,330	2,140,820	1,622,688
Net assets at beginning of year	43,663,617	75,303,146	29,091,718	24,647,273	3,179,759
Net assets at end of year	$41,898,186	$84,489,744	$30,938,048	$26,788,093	$4,802,447

Accumulation unit activity
Units outstanding at beginning of year	9,202,354	21,938,945	7,552,699	6,283,350	2,801,182
Units purchased	130,327	3,190,851	568,308	179,606	1,973,502
Units redeemed	(1,215,597)	(2,745,588)	(1,159,466)	(1,027,370)	(622,121)
Units outstanding at end of year	8,117,084	22,384,208	6,961,541	5,435,586	4,152,563
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 102

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(92,089)	$37,498	$359,169	$5,440,176	$(5,725,869)
Net realized gain (loss) on sales of investments	329,459	92,559	(141,734)	(678,405)	32,417,282
Distributions from capital gains	1,254,779	173,163	9,195	—	72,032,556
Net change in unrealized appreciation (depreciation) of investments	1,559,184	282,331	436,082	347,882	59,313,515
Net increase (decrease) in net assets resulting from operations	3,051,333	585,551	662,712	5,109,653	158,037,484

Contract transactions
Contract purchase payments	11,043,889	5,265,563	755,512	2,299,802	24,474,464
Net transfers(1)	731,698	430,551	268,235	(1,789,752)	(833,368)
Transfers for policy loans	(683)	(691)	4,336	7,677	(29,993)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,587)	(31,901)	(184,106)
Contract charges	(5,075)	(4,255)	(6,790)	(56,957)	(248,002)
Contract terminations:
Surrender benefits	(299,742)	(131,872)	(1,705,111)	(8,135,126)	(62,501,380)
Death benefits	(266,278)	(518,600)	(210,788)	(1,540,762)	(9,503,982)
Increase (decrease) from transactions	11,203,809	5,040,696	(896,193)	(9,247,019)	(48,826,367)
Increase (decrease) in net assets	14,255,142	5,626,247	(233,481)	(4,137,366)	109,211,117
Net assets at beginning of year	9,295,341	4,725,698	16,054,702	80,842,234	507,551,284
Net assets at end of year	$23,550,483	$10,351,945	$15,821,221	$76,704,868	$616,762,401

Accumulation unit activity
Units outstanding at beginning of year	7,194,537	4,331,815	13,734,431	50,309,582	123,150,326
Units purchased	9,295,234	5,752,811	1,049,203	2,115,182	8,477,793
Units redeemed	(1,745,552)	(1,443,471)	(1,787,042)	(7,524,371)	(16,541,396)
Units outstanding at end of year	14,744,219	8,641,155	12,996,592	44,900,393	115,086,723
See accompanying notes to financial statements.
 103 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$6,684	$29,863	$209,772	$406,385	$(177,258)
Net realized gain (loss) on sales of investments	79,913	33,004	2,743,588	5,357,337	444,520
Distributions from capital gains	—	—	2,782,505	7,241,346	—
Net change in unrealized appreciation (depreciation) of investments	83,672	(4,938)	2,377,045	6,708,229	4,551,818
Net increase (decrease) in net assets resulting from operations	170,269	57,929	8,112,910	19,713,297	4,819,080

Contract transactions
Contract purchase payments	534,363	540,039	293,257	5,300,628	12,197,534
Net transfers(1)	(13,466)	(11,060)	(172,022)	(1,708,560)	444,797
Transfers for policy loans	—	(321)	32,296	(34,347)	—
Adjustments to net assets allocated to contracts in payment period	—	—	47,251	(77,358)	—
Contract charges	(964)	(2,194)	(8,314)	(71,332)	(7,282)
Contract terminations:
Surrender benefits	(28,060)	(84,603)	(4,972,804)	(9,341,113)	(404,759)
Death benefits	(51,583)	(20,189)	(854,469)	(1,170,579)	(32,383)
Increase (decrease) from transactions	440,290	421,672	(5,634,805)	(7,102,661)	12,197,907
Increase (decrease) in net assets	610,559	479,601	2,478,105	12,610,636	17,016,987
Net assets at beginning of year	1,892,985	2,295,218	40,195,370	96,518,762	8,689,130
Net assets at end of year	$2,503,544	$2,774,819	$42,673,475	$109,129,398	$25,706,117

Accumulation unit activity
Units outstanding at beginning of year	1,829,144	1,982,168	10,014,343	23,415,642	7,195,876
Units purchased	823,120	577,282	71,867	2,221,681	9,289,528
Units redeemed	(425,140)	(230,803)	(1,327,353)	(2,894,218)	(966,075)
Units outstanding at end of year	2,227,124	2,328,647	8,758,857	22,743,105	15,519,329
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 104

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(14,874)	$354,875	$(253,515)	$(2,197,886)	$74,637
Net realized gain (loss) on sales of investments	130,100	15,228	1,922,959	7,173,150	363,401
Distributions from capital gains	—	—	8,191,569	47,308,274	445,533
Net change in unrealized appreciation (depreciation) of investments	122,941	(336,484)	(146,038)	262,410	(491,691)
Net increase (decrease) in net assets resulting from operations	238,167	33,619	9,714,975	52,545,948	391,880

Contract transactions
Contract purchase payments	3,933,099	6,010,951	261,792	10,082,303	60,395
Net transfers(1)	332,646	2,236,249	(1,238,735)	(1,451,775)	626,415
Transfers for policy loans	2,468	(2,246)	13,024	(14,789)	(2,433)
Adjustments to net assets allocated to contracts in payment period	—	—	(5,976)	(156,246)	(4,629)
Contract charges	(1,349)	(2,834)	(13,756)	(249,667)	(1,950)
Contract terminations:
Surrender benefits	(182,316)	(362,060)	(6,329,029)	(35,368,681)	(1,025,536)
Death benefits	(41,689)	(58,905)	(672,834)	(5,451,609)	(148,133)
Increase (decrease) from transactions	4,042,859	7,821,155	(7,985,514)	(32,610,464)	(495,871)
Increase (decrease) in net assets	4,281,026	7,854,774	1,729,461	19,935,484	(103,991)
Net assets at beginning of year	3,797,974	7,861,681	62,092,008	337,242,419	9,498,088
Net assets at end of year	$8,079,000	$15,716,455	$63,821,469	$357,177,903	$9,394,097

Accumulation unit activity
Units outstanding at beginning of year	3,267,096	7,882,190	5,939,292	65,758,963	4,138,976
Units purchased	3,966,719	8,331,506	23,792	2,624,794	285,771
Units redeemed	(731,693)	(528,282)	(724,191)	(8,387,593)	(486,353)
Units outstanding at end of year	6,502,122	15,685,414	5,238,893	59,996,164	3,938,394
See accompanying notes to financial statements.
 105 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$208,381	$4,747,521	$416,175	$2,481,070	$381,857
Net realized gain (loss) on sales of investments	1,439,699	(1,024,581)	(1,967,355)	(562,885)	8,307
Distributions from capital gains	1,969,697	—	—	256,069	38,900
Net change in unrealized appreciation (depreciation) of investments	(2,023,394)	4,168,958	1,015,447	1,370,654	12,494
Net increase (decrease) in net assets resulting from operations	1,594,383	7,891,898	(535,733)	3,544,908	441,558

Contract transactions
Contract purchase payments	352,754	9,342,290	384,532	350,372	3,394,340
Net transfers(1)	4,017,968	25,373,325	133,634	2,329,764	2,857,675
Transfers for policy loans	4,823	(13,524)	25,334	9,122	—
Adjustments to net assets allocated to contracts in payment period	19,527	(68,892)	(22,489)	(15,946)	—
Contract charges	(28,788)	(53,631)	(36,321)	(25,010)	(1,820)
Contract terminations:
Surrender benefits	(4,674,856)	(16,797,224)	(4,311,364)	(5,864,358)	(460,937)
Death benefits	(336,487)	(2,888,233)	(599,115)	(1,313,548)	(142,127)
Increase (decrease) from transactions	(645,059)	14,894,111	(4,425,789)	(4,529,604)	5,647,131
Increase (decrease) in net assets	949,324	22,786,009	(4,961,522)	(984,696)	6,088,689
Net assets at beginning of year	40,197,551	162,986,893	46,208,752	60,747,282	6,033,903
Net assets at end of year	$41,146,875	$185,772,902	$41,247,230	$59,762,586	$12,122,592

Accumulation unit activity
Units outstanding at beginning of year	16,513,637	134,873,909	19,107,484	38,683,322	5,804,751
Units purchased	1,781,071	28,093,961	535,698	3,114,120	5,909,979
Units redeemed	(1,959,433)	(16,165,071)	(2,198,347)	(5,970,367)	(725,629)
Units outstanding at end of year	16,335,275	146,802,799	17,444,835	35,827,075	10,989,101
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 106

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$3,988	$609,928	$(43,906)	$(10,938)	$123,385
Net realized gain (loss) on sales of investments	1,226	(255,170)	(1,044,373)	21,205	1,493,445
Distributions from capital gains	44,199	1,268,270	2,596,381	80,915	5,954,818
Net change in unrealized appreciation (depreciation) of investments	(32,473)	4,555,926	9,878,323	274,331	3,953,693
Net increase (decrease) in net assets resulting from operations	16,940	6,178,954	11,386,425	365,513	11,525,341

Contract transactions
Contract purchase payments	100,282	424,064	601,798	1,515,422	461,018
Net transfers(1)	12,777	(1,575,618)	(2,158,681)	225,057	(2,140,727)
Transfers for policy loans	—	23,444	11,083	—	18,391
Adjustments to net assets allocated to contracts in payment period	—	30,137	65,097	—	(77,678)
Contract charges	(102)	(35,110)	(55,080)	(601)	(95,160)
Contract terminations:
Surrender benefits	(5,489)	(6,269,607)	(12,300,002)	(214,788)	(11,833,015)
Death benefits	(7,188)	(988,422)	(1,128,319)	(92,691)	(1,210,830)
Increase (decrease) from transactions	100,280	(8,391,112)	(14,964,104)	1,432,399	(14,878,001)
Increase (decrease) in net assets	117,220	(2,212,158)	(3,577,679)	1,797,912	(3,352,660)
Net assets at beginning of year	496,473	62,314,708	114,080,355	3,128,554	106,603,285
Net assets at end of year	$613,693	$60,102,550	$110,502,676	$4,926,466	$103,250,625

Accumulation unit activity
Units outstanding at beginning of year	420,971	23,727,834	22,656,414	2,838,789	13,863,863
Units purchased	92,862	181,816	201,104	1,579,911	61,183
Units redeemed	(11,290)	(3,151,943)	(3,332,899)	(370,401)	(1,873,259)
Units outstanding at end of year	502,543	20,757,707	19,524,619	4,048,299	12,051,787
See accompanying notes to financial statements.
 107 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$6,394	$1,146	$(250,369)	$(120,996)	$(393,471)
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net increase (decrease) in net assets resulting from operations	821,967	215,356	23,804,993	4,180,568	12,724,977

Contract transactions
Contract purchase payments	32,616	1,496,325	285,268	54,012	141,561
Net transfers(1)	127,074	24,622	(4,024,914)	(289,483)	(3,188,838)
Transfers for policy loans	788	—	(15,347)	2,073	7,771
Adjustments to net assets allocated to contracts in payment period	(2,640)	—	(87,486)	(2,604)	714
Contract charges	(1,146)	(999)	(131,772)	(3,959)	(110,536)
Contract terminations:
Surrender benefits	(448,422)	(23,667)	(10,394,134)	(1,886,887)	(4,819,368)
Death benefits	(39,775)	(13,353)	(1,761,881)	(69,655)	(1,029,457)
Increase (decrease) from transactions	(331,505)	1,482,928	(16,130,266)	(2,196,503)	(8,998,153)
Increase (decrease) in net assets	490,462	1,698,284	7,674,727	1,984,065	3,726,824
Net assets at beginning of year	4,602,374	1,007,890	93,869,613	13,220,081	41,826,767
Net assets at end of year	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591

Accumulation unit activity
Units outstanding at beginning of year	901,219	902,304	23,461,140	3,516,542	11,541,446
Units purchased	29,227	1,407,452	112,607	12,595	38,042
Units redeemed	(86,245)	(246,995)	(3,630,351)	(507,341)	(2,151,312)
Units outstanding at end of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 108

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,329,967	$576,744	$(420,526)	$177,432	$(147,716)
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net increase (decrease) in net assets resulting from operations	782,122	12,829,340	15,589,859	67,586	3,553,768

Contract transactions
Contract purchase payments	977,995	2,502,946	266,723	2,951,766	90,839
Net transfers(1)	(1,338,982)	(853,466)	(456,004)	468,288	5,511
Transfers for policy loans	815	5,771	21,395	—	1,546
Adjustments to net assets allocated to contracts in payment period	(21,218)	12,348	(245,930)	—	(11,197)
Contract charges	(10,804)	(180,998)	(26,270)	(892)	(8,137)
Contract terminations:
Surrender benefits	(2,713,066)	(10,529,727)	(7,005,238)	(119,887)	(1,652,855)
Death benefits	(423,468)	(1,918,117)	(984,793)	(18,973)	(179,974)
Increase (decrease) from transactions	(3,528,728)	(10,961,243)	(8,430,117)	3,280,302	(1,754,267)
Increase (decrease) in net assets	(2,746,606)	1,868,097	7,159,742	3,347,888	1,799,501
Net assets at beginning of year	29,097,573	95,815,925	67,843,906	3,735,421	15,944,650
Net assets at end of year	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151

Accumulation unit activity
Units outstanding at beginning of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475
Units purchased	783,680	885,130	48,064	3,689,256	152,474
Units redeemed	(3,417,718)	(3,385,495)	(1,408,336)	(418,358)	(1,272,391)
Units outstanding at end of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558
See accompanying notes to financial statements.
 109 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(102,137)	$170,370	$56,920	$218,649	$2,063,456
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	(2,437,444)
Distributions from capital gains	—	695,432	370,386	190,831	—
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	2,496,003
Net increase (decrease) in net assets resulting from operations	2,196,835	2,054,024	1,050,866	(76,508)	2,122,015

Contract transactions
Contract purchase payments	64,206	105,162	68,962	293,518	648,655
Net transfers(1)	69,623	(421,520)	(53,681)	(323,938)	1,991,275
Transfers for policy loans	11,085	625	679	(2,158)	10,694
Adjustments to net assets allocated to contracts in payment period	—	(12,103)	(4,755)	(2,939)	(51,007)
Contract charges	(6,633)	(10,402)	(5,931)	(30,367)	(149,023)
Contract terminations:
Surrender benefits	(1,116,312)	(1,986,378)	(1,384,716)	(4,124,889)	(11,542,887)
Death benefits	(94,959)	(228,604)	(62,548)	(490,459)	(2,623,650)
Increase (decrease) from transactions	(1,072,990)	(2,553,220)	(1,441,990)	(4,681,232)	(11,715,943)
Increase (decrease) in net assets	1,123,845	(499,196)	(391,124)	(4,757,740)	(9,593,928)
Net assets at beginning of year	10,147,822	17,682,948	9,457,235	38,320,571	123,482,676
Net assets at end of year	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$113,888,748

Accumulation unit activity
Units outstanding at beginning of year	7,519,630	6,441,653	3,624,138	17,007,896	78,192,377
Units purchased	168,183	36,113	54,861	157,198	1,906,670
Units redeemed	(883,848)	(901,224)	(572,047)	(2,184,445)	(9,338,248)
Units outstanding at end of year	6,803,965	5,576,542	3,106,952	14,980,649	70,760,799
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 110

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,285,518)	$(298,755)	$(24,324)	$(1,045,761)	$(239,661)
Net realized gain (loss) on sales of investments	1,348,186	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	7,673,292	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	9,859,143	1,450,496	309,843	5,925,127	6,251,697
Net increase (decrease) in net assets resulting from operations	17,595,103	1,267,427	488,245	11,015,272	7,871,491

Contract transactions
Contract purchase payments	2,659,302	249,868	21,715	4,352,097	183,909
Net transfers(1)	(1,601,929)	(1,149,309)	(3,075)	4,336,395	179,606
Transfers for policy loans	15,148	(6,955)	—	(9,202)	(9,786)
Adjustments to net assets allocated to contracts in payment period	1,618	(26,061)	(2,057)	22,364	144,212
Contract charges	(67,797)	(17,916)	(1,346)	(46,330)	(32,581)
Contract terminations:
Surrender benefits	(12,195,452)	(3,997,944)	(208,323)	(9,124,882)	(2,960,211)
Death benefits	(1,790,709)	(369,155)	(14,403)	(1,299,430)	(332,770)
Increase (decrease) from transactions	(12,979,819)	(5,317,472)	(207,489)	(1,768,988)	(2,827,621)
Increase (decrease) in net assets	4,615,284	(4,050,045)	280,756	9,246,284	5,043,870
Net assets at beginning of year	123,101,871	32,073,429	2,298,767	98,221,068	24,846,217
Net assets at end of year	$127,717,155	$28,023,384	$2,579,523	$107,467,352	$29,890,087

Accumulation unit activity
Units outstanding at beginning of year	33,561,073	10,054,430	1,306,838	23,472,165	7,330,076
Units purchased	863,725	88,234	82,192	2,103,976	143,611
Units redeemed	(4,215,680)	(1,605,196)	(190,367)	(2,590,851)	(906,353)
Units outstanding at end of year	30,209,118	8,537,468	1,198,663	22,985,290	6,567,334
See accompanying notes to financial statements.
 111 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(59,436)	$(348,445)	$1,084,182	$(29,861)	$1,974,243
Net realized gain (loss) on sales of investments	120,633	2,268,282	3,172,006	489,883	(1,076,069)
Distributions from capital gains	336,090	—	—	645,600	—
Net change in unrealized appreciation (depreciation) of investments	1,106,935	8,358,473	14,496,416	866,155	(561,998)
Net increase (decrease) in net assets resulting from operations	1,504,222	10,278,310	18,752,604	1,971,777	336,176

Contract transactions
Contract purchase payments	2,903,287	2,936,021	12,522,720	69,465	4,170,143
Net transfers(1)	231,133	715,092	6,493,166	(92,788)	8,069,302
Transfers for policy loans	(269)	8,391	(30,128)	16,354	(7,207)
Adjustments to net assets allocated to contracts in payment period	—	(24,409)	(118,527)	(7,200)	—
Contract charges	(1,449)	(14,923)	(47,267)	(3,832)	(16,419)
Contract terminations:
Surrender benefits	(82,086)	(4,166,798)	(10,301,774)	(1,833,920)	(5,602,310)
Death benefits	(27,601)	(188,659)	(3,190,405)	(63,932)	(626,381)
Increase (decrease) from transactions	3,023,015	(735,285)	5,327,785	(1,915,853)	5,987,128
Increase (decrease) in net assets	4,527,237	9,543,025	24,080,389	55,924	6,323,304
Net assets at beginning of year	3,407,874	33,979,779	132,210,386	14,534,374	57,033,217
Net assets at end of year	$7,935,111	$43,522,804	$156,290,775	$14,590,298	$63,356,521

Accumulation unit activity
Units outstanding at beginning of year	2,929,383	9,594,714	89,611,176	4,827,986	54,461,244
Units purchased	2,755,277	1,410,593	13,260,269	71,913	11,737,572
Units redeemed	(535,192)	(1,137,404)	(9,768,741)	(664,104)	(6,070,454)
Units outstanding at end of year	5,149,468	9,867,903	93,102,704	4,235,795	60,128,362
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 112

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(41,965)	$105,286	$(687,626)	$19,564	$(102,527)
Net realized gain (loss) on sales of investments	135,058	495,222	3,789,000	2,665	6,271
Distributions from capital gains	230,666	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	483,877	245,091	13,959,345	6,212	806,280
Net increase (decrease) in net assets resulting from operations	807,636	845,599	19,093,625	28,441	710,024

Contract transactions
Contract purchase payments	2,019,110	1,920,825	331,848	471,717	76,356
Net transfers(1)	356,294	1,878,140	(834,170)	85,466	(345,159)
Transfers for policy loans	—	(6,718)	8,259	—	(1,838)
Adjustments to net assets allocated to contracts in payment period	—	(116,351)	(9,943)	—	—
Contract charges	(2,253)	(9,776)	(51,194)	(204)	(3,390)
Contract terminations:
Surrender benefits	(52,091)	(1,604,385)	(5,615,324)	(13,660)	(578,539)
Death benefits	(49,829)	(171,043)	(842,989)	—	(549,338)
Increase (decrease) from transactions	2,271,231	1,890,692	(7,013,513)	543,319	(1,401,908)
Increase (decrease) in net assets	3,078,867	2,736,291	12,080,112	571,760	(691,884)
Net assets at beginning of year	2,426,944	20,209,312	58,985,179	374,232	10,001,124
Net assets at end of year	$5,505,811	$22,945,603	$71,065,291	$945,992	$9,309,240

Accumulation unit activity
Units outstanding at beginning of year	2,031,176	10,521,447	15,162,546	331,539	6,833,551
Units purchased	2,077,467	2,271,543	212,200	579,885	74,031
Units redeemed	(471,275)	(911,045)	(1,682,732)	(122,007)	(987,863)
Units outstanding at end of year	3,637,368	11,881,945	13,692,014	789,417	5,919,719
See accompanying notes to financial statements.
 113 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$305,006	$458,883	$77,165	$46,563	$522,636
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net increase (decrease) in net assets resulting from operations	253,789	419,313	295,744	127,885	2,734,581

Contract transactions
Contract purchase payments	3,181,621	3,899,936	336,193	38,974	1,246,921
Net transfers(1)	472,769	475,294	(33,758)	(179,942)	(1,442,389)
Transfers for policy loans	—	(4,775)	(4,879)	4,614	3,682
Adjustments to net assets allocated to contracts in payment period	—	—	(11,709)	(4,582)	(7,078)
Contract charges	(1,341)	(4,926)	(11,213)	(1,455)	(19,592)
Contract terminations:
Surrender benefits	(168,672)	(504,416)	(1,574,006)	(596,209)	(3,833,490)
Death benefits	(417,891)	(68,650)	(199,533)	(67,829)	(383,358)
Increase (decrease) from transactions	3,066,486	3,792,463	(1,498,905)	(806,429)	(4,435,304)
Increase (decrease) in net assets	3,320,275	4,211,776	(1,203,161)	(678,544)	(1,700,723)
Net assets at beginning of year	3,235,814	8,706,875	16,815,760	6,221,353	38,655,066
Net assets at end of year	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343

Accumulation unit activity
Units outstanding at beginning of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748
Units purchased	3,983,408	4,398,813	190,452	19,247	528,910
Units redeemed	(1,011,674)	(746,468)	(758,645)	(377,841)	(1,846,609)
Units outstanding at end of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 114

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(483,907)	$3,036,226	$533,703	$(29,764)	$9,681
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	7,375
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	—
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	(58,666)
Net increase (decrease) in net assets resulting from operations	12,539,372	13,975,743	2,224,713	849,277	(41,610)

Contract transactions
Contract purchase payments	303,296	2,603,243	134,446	63,252	631,290
Net transfers(1)	(3,165,757)	(6,356,239)	(929,294)	140,722	75,574
Transfers for policy loans	13,392	(20,020)	13,423	—	(332)
Adjustments to net assets allocated to contracts in payment period	(120,166)	(47,428)	(33,176)	—	—
Contract charges	(32,550)	(85,635)	(4,906)	(2,858)	(637)
Contract terminations:
Surrender benefits	(6,265,149)	(17,168,793)	(3,328,542)	(44,070)	(80,211)
Death benefits	(1,152,998)	(2,998,663)	(323,455)	(52,953)	—
Increase (decrease) from transactions	(10,419,932)	(24,073,535)	(4,471,504)	104,093	625,684
Increase (decrease) in net assets	2,119,440	(10,097,792)	(2,246,791)	953,370	584,074
Net assets at beginning of year	49,845,444	177,917,001	27,678,358	3,818,972	1,029,350
Net assets at end of year	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$1,613,424

Accumulation unit activity
Units outstanding at beginning of year	8,646,873	46,305,319	5,193,536	3,278,588	1,148,178
Units purchased	47,866	646,835	26,233	315,519	1,128,078
Units redeemed	(1,607,268)	(6,853,152)	(826,123)	(246,876)	(403,490)
Units outstanding at end of year	7,087,471	40,099,002	4,393,646	3,347,231	1,872,766
See accompanying notes to financial statements.
 115 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(6,755)	$(549,179)	$(249,928)	$10,280	$1,397,151
Net realized gain (loss) on sales of investments	70,799	1,815,711	(1,717,320)	47,247	2,443,216
Distributions from capital gains	14,407	6,306,139	—	—	3,677,529
Net change in unrealized appreciation (depreciation) of investments	156,293	2,370,596	3,573,226	(48,743)	5,021,507
Net increase (decrease) in net assets resulting from operations	234,744	9,943,267	1,605,978	8,784	12,539,403

Contract transactions
Contract purchase payments	2,303,608	335,429	154,374	1,035,445	2,895,408
Net transfers(1)	289,388	(2,691,064)	(1,277,299)	152,708	(3,773,988)
Transfers for policy loans	—	(14,164)	1,710	(4,586)	(7,560)
Adjustments to net assets allocated to contracts in payment period	—	(3,072)	(17,482)	—	(46,847)
Contract charges	(1,554)	(30,370)	(17,492)	(1,072)	(72,460)
Contract terminations:
Surrender benefits	(69,579)	(6,981,242)	(2,941,716)	(176,187)	(15,062,828)
Death benefits	(147,926)	(973,762)	(276,981)	(38,607)	(2,304,492)
Increase (decrease) from transactions	2,373,937	(10,358,245)	(4,374,886)	967,701	(18,372,767)
Increase (decrease) in net assets	2,608,681	(414,978)	(2,768,908)	976,485	(5,833,364)
Net assets at beginning of year	2,961,867	70,050,733	30,053,230	1,821,180	128,926,512
Net assets at end of year	$5,570,548	$69,635,755	$27,284,322	$2,797,665	$123,093,148

Accumulation unit activity
Units outstanding at beginning of year	2,679,935	26,423,354	8,074,376	1,693,052	30,874,726
Units purchased	2,534,445	121,486	43,291	1,287,632	788,416
Units redeemed	(530,076)	(3,692,103)	(1,168,893)	(424,546)	(5,099,291)
Units outstanding at end of year	4,684,304	22,852,737	6,948,774	2,556,138	26,563,851
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 116

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl(2)
Operations
Investment income (loss) — net	$(696,093)	$(196,056)	$104,515	$85,657	$5,403
Net realized gain (loss) on sales of investments	(14,440,417)	987,706	(102,354)	683	798
Distributions from capital gains	—	913,000	474,237	—	2,430
Net change in unrealized appreciation (depreciation) of investments	38,863,121	2,384,577	892,322	(11,902)	(30,159)
Net increase (decrease) in net assets resulting from operations	23,726,611	4,089,227	1,368,720	74,438	(21,528)

Contract transactions
Contract purchase payments	2,147,977	242,359	132,452	530,845	81,597
Net transfers(1)	(8,538,130)	(1,149,167)	(324,463)	110,753	1,233,562
Transfers for policy loans	(6,984)	7,471	—	—	—
Adjustments to net assets allocated to contracts in payment period	(11,379)	—	(48,207)	—	—
Contract charges	(34,295)	(6,127)	(5,076)	(46)	(157)
Contract terminations:
Surrender benefits	(5,688,201)	(660,995)	(783,770)	(26,063)	(8,581)
Death benefits	(1,128,005)	(419,041)	(498,825)	—	(4,653)
Increase (decrease) from transactions	(13,259,017)	(1,985,500)	(1,527,889)	615,489	1,301,768
Increase (decrease) in net assets	10,467,594	2,103,727	(159,169)	689,927	1,280,240
Net assets at beginning of year	66,635,644	17,390,450	12,556,758	973,830	—
Net assets at end of year	$77,103,238	$19,494,177	$12,397,589	$1,663,757	$1,280,240

Accumulation unit activity
Units outstanding at beginning of year	18,520,966	4,557,532	8,132,125	911,900	—
Units purchased	565,473	98,048	363,570	598,902	1,308,056
Units redeemed	(3,811,156)	(551,616)	(1,273,450)	(27,827)	(12,924)
Units outstanding at end of year	15,275,283	4,103,964	7,222,245	1,482,975	1,295,132
See accompanying notes to financial statements.
 117 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$2,532,826	$130,485	$1,920,695	$(111,288)	$131,185
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net increase (decrease) in net assets resulting from operations	1,238,791	505,995	905,318	175,632	233,004

Contract transactions
Contract purchase payments	1,325,453	42,502	6,053,372	2,395,338	87,771
Net transfers(1)	(1,579,803)	87,525	8,495,493	(384,710)	614,813
Transfers for policy loans	7,287	99	(7,484)	62	1,742
Adjustments to net assets allocated to contracts in payment period	(41,853)	(458)	—	(5,139)	(2,348)
Contract charges	(39,538)	(1,252)	(17,855)	(16,252)	(6,825)
Contract terminations:
Surrender benefits	(5,107,363)	(413,953)	(4,711,493)	(2,731,699)	(1,266,752)
Death benefits	(998,459)	(111,831)	(953,637)	(152,361)	(102,298)
Increase (decrease) from transactions	(6,434,276)	(397,368)	8,858,396	(894,761)	(673,897)
Increase (decrease) in net assets	(5,195,485)	108,627	9,763,714	(719,129)	(440,893)
Net assets at beginning of year	50,062,030	5,409,018	60,236,162	24,464,647	10,187,942
Net assets at end of year	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049

Accumulation unit activity
Units outstanding at beginning of year	26,172,311	3,886,093	59,225,038	6,060,172	4,622,406
Units purchased	848,982	288,605	14,245,080	1,555,264	307,602
Units redeemed	(4,156,140)	(563,631)	(5,627,657)	(1,029,818)	(602,256)
Units outstanding at end of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 118

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$40,105	$(16,295)	$(20,208)	$(752,550)	$(255,405)
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net increase (decrease) in net assets resulting from operations	104,056	1,509,991	250,294	16,492,154	7,551,411

Contract transactions
Contract purchase payments	1,245,202	7,186,886	524,551	250,599	1,021,900
Net transfers(1)	243,748	1,930,375	106,005	(779,172)	(531,670)
Transfers for policy loans	—	(4,627)	(2,708)	24,942	11,044
Adjustments to net assets allocated to contracts in payment period	—	—	—	(88,367)	(8,193)
Contract charges	(435)	(3,212)	(382)	(27,394)	(16,866)
Contract terminations:
Surrender benefits	(63,154)	(221,907)	(3,549)	(7,086,543)	(4,351,624)
Death benefits	(7,280)	(56,068)	—	(1,183,956)	(560,444)
Increase (decrease) from transactions	1,418,081	8,831,447	623,917	(8,889,891)	(4,435,853)
Increase (decrease) in net assets	1,522,137	10,341,438	874,211	7,602,263	3,115,558
Net assets at beginning of year	2,552,287	7,146,579	1,670,527	77,571,550	35,480,818
Net assets at end of year	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376

Accumulation unit activity
Units outstanding at beginning of year	2,140,735	6,202,781	1,495,230	12,136,569	8,857,667
Units purchased	1,365,222	7,006,197	558,179	37,579	512,258
Units redeemed	(223,956)	(336,039)	(50,090)	(1,232,528)	(1,025,038)
Units outstanding at end of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887
See accompanying notes to financial statements.
 119 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(89,411)	$(158,618)	$176,445	$619,627	$(8,026,953)
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net increase (decrease) in net assets resulting from operations	1,264,876	(1,958,632)	(231,502)	3,806,569	91,815,965

Contract transactions
Contract purchase payments	66,909	168,529	42,849	719,892	36,005,381
Net transfers(1)	(256,086)	(784,816)	(29,542)	425,224	(33,035,997)
Transfers for policy loans	(2,525)	2,439	8,751	(4,768)	18,708
Adjustments to net assets allocated to contracts in payment period	(3,523)	—	(19,370)	—	350,373
Contract charges	(2,823)	(5,191)	(3,063)	(9,649)	(3,347,367)
Contract terminations:
Surrender benefits	(1,060,518)	(1,459,764)	(1,493,345)	(1,793,775)	(75,640,936)
Death benefits	(127,204)	(401,701)	(68,037)	(246,558)	(14,166,469)
Increase (decrease) from transactions	(1,385,770)	(2,480,504)	(1,561,757)	(909,634)	(89,816,307)
Increase (decrease) in net assets	(120,894)	(4,439,136)	(1,793,259)	2,896,935	1,999,658
Net assets at beginning of year	10,731,149	17,501,655	11,134,674	29,906,295	789,147,191
Net assets at end of year	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849

Accumulation unit activity
Units outstanding at beginning of year	1,549,346	21,204,300	1,992,942	27,682,112	323,687,764
Units purchased	12,072	416,839	8,863	2,158,677	17,959,557
Units redeemed	(202,945)	(3,599,827)	(278,023)	(3,030,525)	(50,415,057)
Units outstanding at end of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 120

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(4,056,955)	$(4,350,273)	$(2,667,175)	$(3,753,904)	$(2,329,010)
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	9,158,330	4,464,986
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	32,661,890	16,684,213
Net increase (decrease) in net assets resulting from operations	50,396,737	14,054,786	9,375,937	38,066,316	18,820,189

Contract transactions
Contract purchase payments	3,658,259	7,040,717	450,092	1,950,039	506,024
Net transfers(1)	(10,324,686)	16,891,430	(486,171)	304,986	(2,732,337)
Transfers for policy loans	(75,472)	24,749	17,432	158	(30,859)
Adjustments to net assets allocated to contracts in payment period	—	74,094	—	(53,655)	(7,904)
Contract charges	(2,045,812)	(3,758,828)	(1,953,929)	(5,839,747)	(3,858,817)
Contract terminations:
Surrender benefits	(48,561,289)	(51,127,319)	(29,228,793)	(22,268,002)	(11,885,894)
Death benefits	(3,497,854)	(11,028,432)	(8,926,253)	(2,491,562)	(1,439,543)
Increase (decrease) from transactions	(60,846,854)	(41,883,589)	(40,127,622)	(28,397,783)	(19,449,330)
Increase (decrease) in net assets	(10,450,117)	(27,828,803)	(30,751,685)	9,668,533	(629,141)
Net assets at beginning of year	431,463,909	438,601,943	289,934,607	366,202,892	232,533,725
Net assets at end of year	$421,013,792	$410,773,140	$259,182,922	$375,871,425	$231,904,584

Accumulation unit activity
Units outstanding at beginning of year	173,886,253	327,628,102	215,363,559	276,365,139	195,837,557
Units purchased	1,528,788	19,036,913	2,299,391	3,914,727	491,774
Units redeemed	(24,115,556)	(50,077,984)	(31,593,827)	(23,807,362)	(16,062,064)
Units outstanding at end of year	151,299,485	296,587,031	186,069,123	256,472,504	180,267,267
See accompanying notes to financial statements.
 121 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,753,152)	$(5,206,582)	$(104,958,557)	$(112,400,625)	$(21,107,369)
Net realized gain (loss) on sales of investments	34,309,137	7,325,222	451,219,601	546,281,139	177,375,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	36,000,535	14,048,642	753,928,556	472,716,383	44,665,239
Net increase (decrease) in net assets resulting from operations	59,556,520	16,167,282	1,100,189,600	906,596,897	200,933,814

Contract transactions
Contract purchase payments	6,042,617	1,827,274	16,411,434	25,772,759	69,544,914
Net transfers(1)	14,750,163	45,945,133	(152,217,402)	(134,607,074)	(95,971,829)
Transfers for policy loans	(8)	(18,433)	(30,572)	(7,611)	(5,756)
Adjustments to net assets allocated to contracts in payment period	(116,056)	(22,540)	(943,099)	(28,090)	(439,756)
Contract charges	(17,375,851)	(9,017,572)	(168,028,595)	(181,485,036)	(8,455,968)
Contract terminations:
Surrender benefits	(85,879,712)	(59,489,808)	(756,187,666)	(1,030,123,284)	(218,257,385)
Death benefits	(24,942,829)	(9,240,207)	(69,297,750)	(106,913,598)	(28,105,497)
Increase (decrease) from transactions	(107,521,676)	(30,016,153)	(1,130,293,650)	(1,427,391,934)	(281,691,277)
Increase (decrease) in net assets	(47,965,156)	(13,848,871)	(30,104,050)	(520,795,037)	(80,757,463)
Net assets at beginning of year	1,086,575,070	526,282,938	10,404,576,946	11,297,786,998	2,117,397,386
Net assets at end of year	$1,038,609,914	$512,434,067	$10,374,472,896	$10,776,991,961	$2,036,639,923

Accumulation unit activity
Units outstanding at beginning of year	854,945,731	458,306,125	6,709,471,889	7,556,338,165	990,336,177
Units purchased	48,746,804	47,905,023	129,761,281	188,809,626	30,999,870
Units redeemed	(131,679,936)	(74,465,605)	(810,380,114)	(1,110,870,080)	(154,321,758)
Units outstanding at end of year	772,012,599	431,745,543	6,028,853,056	6,634,277,711	867,014,289
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 122

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(12,162,294)	$(10,198,913)	$(7,584,579)	$(65,459,349)	$(46,316,129)
Net realized gain (loss) on sales of investments	124,041,372	44,948,371	55,486,754	327,603,735	372,900,589
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,779,260	17,315,224	(6,097,511)	222,921,151	38,556,030
Net increase (decrease) in net assets resulting from operations	124,658,338	52,064,682	41,804,664	485,065,537	365,140,490

Contract transactions
Contract purchase payments	7,669,138	15,085,031	944,817	106,791,828	4,979,001
Net transfers(1)	(35,531,775)	11,931,563	3,069,878	62,242,397	4,518,151
Transfers for policy loans	136,292	19,284	12,702	128,988	(6,089)
Adjustments to net assets allocated to contracts in payment period	—	279,375	—	(186,353)	—
Contract charges	(5,327,004)	(7,973,375)	(5,104,699)	(70,891,106)	(34,948,375)
Contract terminations:
Surrender benefits	(145,212,679)	(103,281,478)	(88,282,043)	(631,966,608)	(500,158,759)
Death benefits	(10,807,561)	(26,437,274)	(28,360,217)	(101,077,137)	(101,092,059)
Increase (decrease) from transactions	(189,073,589)	(110,376,874)	(117,719,562)	(634,957,991)	(626,708,130)
Increase (decrease) in net assets	(64,415,251)	(58,312,192)	(75,914,898)	(149,892,454)	(261,567,640)
Net assets at beginning of year	1,308,145,490	1,021,213,769	807,956,716	6,534,930,320	4,944,758,929
Net assets at end of year	$1,243,730,239	$962,901,577	$732,041,818	$6,385,037,866	$4,683,191,289

Accumulation unit activity
Units outstanding at beginning of year	603,948,163	648,002,062	508,545,749	3,490,896,601	2,620,110,605
Units purchased	3,478,152	24,113,071	3,622,516	107,128,046	9,883,919
Units redeemed	(84,992,094)	(92,475,876)	(74,922,225)	(430,627,413)	(325,406,403)
Units outstanding at end of year	522,434,221	579,639,257	437,246,040	3,167,397,234	2,304,588,121
See accompanying notes to financial statements.
 123 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$422,473	$(142,462)	$(172,062)	$4,567	$(200,235)
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net increase (decrease) in net assets resulting from operations	165,315	2,413,453	3,760,719	891,884	(718,488)

Contract transactions
Contract purchase payments	1,477,242	537,193	69,163	1,007,401	1,139,242
Net transfers(1)	2,452,684	(31,641)	(891,647)	1,620,943	318,708
Transfers for policy loans	(2,825)	(93)	(3,770)	104	6,088
Adjustments to net assets allocated to contracts in payment period	—	—	(6,281)	—	—
Contract charges	(21,822)	(12,605)	(32,999)	(28,675)	(24,896)
Contract terminations:
Surrender benefits	(1,206,789)	(1,221,041)	(2,759,596)	(1,273,820)	(2,749,032)
Death benefits	(96,541)	(138,574)	(320,269)	(231,593)	(609,462)
Increase (decrease) from transactions	2,601,949	(866,761)	(3,945,399)	1,094,360	(1,919,352)
Increase (decrease) in net assets	2,767,264	1,546,692	(184,680)	1,986,244	(2,637,840)
Net assets at beginning of year	15,773,247	11,487,951	18,291,878	20,031,016	33,811,881
Net assets at end of year	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041

Accumulation unit activity
Units outstanding at beginning of year	14,109,963	3,210,784	5,663,166	12,129,101	19,142,149
Units purchased	3,508,833	270,717	19,647	1,897,282	1,151,845
Units redeemed	(1,198,947)	(492,103)	(1,090,650)	(1,256,307)	(2,204,380)
Units outstanding at end of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 124

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$367,821	$(189,257)	$(118,509)	$(401,373)	$(3,132,725)
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net increase (decrease) in net assets resulting from operations	782,419	2,783,321	699,560	3,027,648	24,677,995

Contract transactions
Contract purchase payments	1,186,382	2,337,580	757,982	264,415	2,568,529
Net transfers(1)	(140,629)	276,634	(595,277)	(538,376)	11,243,714
Transfers for policy loans	—	187	85	2,049	229
Adjustments to net assets allocated to contracts in payment period	—	—	—	(19,632)	(20,188)
Contract charges	(20,737)	(29,883)	(16,980)	(92,446)	(4,766,583)
Contract terminations:
Surrender benefits	(1,526,337)	(1,327,476)	(602,198)	(5,043,181)	(25,540,862)
Death benefits	(308,788)	(228,134)	(108,088)	(654,793)	(5,083,757)
Increase (decrease) from transactions	(810,109)	1,028,908	(564,476)	(6,081,964)	(21,598,918)
Increase (decrease) in net assets	(27,690)	3,812,229	135,084	(3,054,316)	3,079,077
Net assets at beginning of year	24,464,590	15,824,016	11,215,912	47,500,341	301,739,189
Net assets at end of year	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266

Accumulation unit activity
Units outstanding at beginning of year	17,865,507	5,906,125	4,596,872	12,364,950	244,360,261
Units purchased	1,059,793	2,193,058	437,608	73,321	16,631,910
Units redeemed	(1,625,345)	(1,204,138)	(622,943)	(1,624,737)	(33,183,209)
Units outstanding at end of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962
See accompanying notes to financial statements.
 125 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,443,916)	$(19,466,946)	$602,406
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(191,871)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	252,609
Net increase (decrease) in net assets resulting from operations	579,268,831	220,277,279	663,144

Contract transactions
Contract purchase payments	11,822,046	9,235,785	1,588,059
Net transfers(1)	128,675,518	40,825,019	826,426
Transfers for policy loans	(41,408)	12,745	(395)
Adjustments to net assets allocated to contracts in payment period	207,818	(50,367)	—
Contract charges	(63,940,669)	(30,006,643)	(2,986)
Contract terminations:
Surrender benefits	(233,676,179)	(127,983,969)	(705,517)
Death benefits	(22,800,140)	(14,291,529)	(196,447)
Increase (decrease) from transactions	(179,753,014)	(122,258,959)	1,509,140
Increase (decrease) in net assets	399,515,817	98,018,320	2,172,284
Net assets at beginning of year	3,678,127,818	1,861,012,185	10,680,692
Net assets at end of year	$4,077,643,635	$1,959,030,505	$12,852,976

Accumulation unit activity
Units outstanding at beginning of year	2,426,804,903	1,352,692,329	9,036,151
Units purchased	106,257,823	44,370,760	2,283,194
Units redeemed	(214,295,947)	(126,864,651)	(972,133)
Units outstanding at end of year	2,318,766,779	1,270,198,438	10,347,212

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 126

Notes to Financial Statements
1.
ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.
The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.
RiverSource® Retirement Advisor Variable Annuity (RAVA)
RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)
RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)
RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)
RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)
RiverSource® RAVA Apex Variable Annuity (RAVA Apex)
RiverSource® RAVA Vista Variable Annuity (RAVA Vista)
RiverSource® Flexible Portfolio Annuity (FPA)
RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)
RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)
RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*
RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets
 127 ■ RiverSource Variable Account 10

and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Equity Fund (Class 2) sometime during the second quarter of 2026)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
RiverSource Variable Account 10 ■ 128

Division	Fund
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (renamed to Columbia Variable Portfolio – Small Cap Value Discovery Fund (Class 2) sometime during the second quarter of 2026)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
 129 ■ RiverSource Variable Account 10

Division	Fund
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(1)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(2)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(3)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(4)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(5)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(6)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP for Inc, Serv Cl	Nomura VIP Fund for Income Series – Service Class (previously Macquarie VIP Fund for Income Series – Service Class)
Nom VIP Intl Core Eq, Serv Cl	Nomura VIP International Core Equity Series – Service Class(7)(8) (previously Macquarie VIP International Core Equity Series – Service Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
RiverSource Variable Account 10 ■ 130

Division	Fund
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(2)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(3)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(4)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(5)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(7)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(8)
Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.
RiverSource Life serves as issuer of the contracts.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
 131 ■ RiverSource Variable Account 10

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RiverSource Variable Account 10 ■ 132

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
4.
CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.
Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.
5.
SURRENDER CHARGES
RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.
 133 ■ RiverSource Variable Account 10

6.
RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$706,994
AB VPS Intl Val, Cl B	4,784,064
AB VPS Lg Cap Gro, Cl B	38,888,303
AB VPS Relative Val, Cl B	8,319,672
AB VPS Sus Gbl Thematic, Cl B	1,486,578
Allspg VT Index Asset Alloc, Cl 2	1,843,235
Allspg VT Opp, Cl 2	4,429,853
Allspg VT Sm Cap Gro, Cl 2	9,882,404
ALPS Alerian Engy Infr, Class III	13,135,344
BlackRock Adv SMID Cap VI, Cl III	3,007,404
BlackRock Global Alloc, Cl III	18,789,303
BNY Mellon Sus US Eq, Serv	888,994
Calvert VP SRI Bal, Cl F	3,019,452
Calvert VP SRI Bal, Cl I	3,165,779
CB Var Sm Cap Gro, Cl I	1,531,711
Col VP Acorn	2,434,759
Col VP Acorn Intl	4,533,164
Col VP Bal, Cl 2	44,427,810
Col VP Bal, Cl 3	30,639,516
Col VP Commodity Strategy, Cl 2	4,166,846
Col VP Contrarian Core, Cl 2	23,486,076
Col VP Corporate Bond, Cl 2	7,514,004
Col VP Corporate Bond, Cl 3	5,296,989
Col VP Disciplined Core, Cl 2	7,600,520
Col VP Disciplined Core, Cl 3	1,740,169
Col VP Divd Opp, Cl 2	17,300,442
Col VP Divd Opp, Cl 3	2,932,547
Col VP Emer Mkts, Cl 2	4,002,640
Col VP Emer Mkts, Cl 3	1,237,510
Col VP Emerg Mkts Bond, Cl 2	2,493,891
Col VP Govt Money Mkt, Cl 2	119,083,277
Col VP Govt Money Mkt, Cl 3	41,296,470
Col VP Hi Yield Bond, Cl 2	14,284,117
Col VP Hi Yield Bond, Cl 3	8,419,590
Col VP Inc Opp, Cl 2	4,886,489
Col VP Inc Opp, Cl 3	2,878,810
Col VP Inter Bond, Cl 2	33,454,305
Col VP Inter Bond, Cl 3	23,263,772
Col VP Lg Cap Gro, Cl 2	26,608,394
Division	Purchases
Col VP Lg Cap Gro, Cl 3	$2,583,853
Col VP Lg Cap Index, Cl 2	79,299,688
Col VP Lg Cap Index, Cl 3	20,363,634
Col VP Limited Duration Cr, Cl 2	32,628,072
Col VP Long Govt/Cr Bond, Cl 2	7,748,615
Col VP Overseas Core, Cl 2	16,067,953
Col VP Overseas Core, Cl 3	5,018,060
Col VP Sel Gbl Tech, Cl 2	15,703,666
Col VP Select Lg Cap Eq, Cl 2	1,857,326
Col VP Select Lg Cap Val, Cl 2	11,909,669
Col VP Select Lg Cap Val, Cl 3	3,308,043
Col VP Select Mid Cap Gro, Cl 2	9,401,480
Col VP Select Mid Cap Gro, Cl 3	2,570,775
Col VP Select Mid Cap Val, Cl 2	5,304,574
Col VP Select Mid Cap Val, Cl 3	1,509,204
Col VP Select Sm Cap Val, Cl 2	3,736,781
Col VP Select Sm Cap Val, Cl 3	455,160
Col VP Sm Cap Val, Cl 2	2,407,494
Col VP Strategic Inc, Cl 2	17,526,102
Col VP US Govt Mtge, Cl 2	5,002,331
Col VP US Govt Mtge, Cl 3	3,664,133
CS Commodity Return, Cl 1	829,624
CTIVP AC Div Bond, Cl 2	6,898,254
CTIVP BR Gl Infl Prot Sec, Cl 2	2,099,448
CTIVP BR Gl Infl Prot Sec, Cl 3	3,137,994
CTIVP CenterSquare Real Est, Cl 2	4,704,669
CTIVP Prin Lg Cap Gro, Cl 1	1,479,433
CTIVP Prin Lg Cap Gro, Cl 2	6,974,125
CTIVP T Rowe Price LgCap Val, Cl 2	6,292,767
CTIVP TCW Core Plus Bond, Cl 2	9,803,753
CTIVP Vty Sycamore Estb Val, Cl 2	7,926,499
CTIVP Vty Sycamore Estb Val, Cl 3	1,574,012
CTIVP Wellington Lg Cap Val, Cl 2	10,265,234
CTIVP Westfield Mid Cap Gro, Cl 2	4,522,133
CTIVP Westfield Sel Lg Cp Gr, Cl 2	2,738,711
CVT EAFE Intl Index, Cl F	5,493,039
CVT Nasdaq 100 Index, Cl F	16,782,916
CVT Russ 2000 Sm Cap Ind, Cl F	6,207,574
DWS Alt Asset Alloc VIP, Cl B	8,358,202
RiverSource Variable Account 10 ■ 134

Division	Purchases
EV VT Floating-Rate Inc, Init Cl	$10,389,543
Fid VIP Contrafund, Serv Cl 2	149,849,712
Fid VIP Emer Mkts, Serv Cl 2	2,081,713
Fid VIP Energy, Serv Cl 2	1,064,586
Fid VIP Gro & Inc, Serv Cl	5,251,853
Fid VIP Gro & Inc, Serv Cl 2	24,366,707
Fid VIP Gro Opp, Serv Cl 2	18,331,755
Fid VIP Intl Cap Appr, Serv Cl 2	9,435,697
Fid VIP Invest Gr, Serv Cl 2	14,044,960
Fid VIP Mid Cap, Serv Cl	7,536,963
Fid VIP Mid Cap, Serv Cl 2	59,222,833
Fid VIP Overseas, Serv Cl	1,701,748
Fid VIP Overseas, Serv Cl 2	8,661,485
Fid VIP Strategic Inc, Serv Cl 2	35,988,328
Frank Global Real Est, Cl 2	1,284,274
Frank Inc, Cl 2	9,020,243
Frank Inc, Cl 4	7,042,698
Frank Mutual Gbl Dis, Cl 4	1,287,006
Frank Mutual Shares, Cl 2	7,872,630
Frank Sm Cap Val, Cl 2	13,722,260
Frank Sm Cap Val, Cl 4	4,091,319
GS VIT Mid Cap Val, Inst	12,148,154
GS VIT Sm Cap Eq Insights, Inst	838,125
GS VIT Sm Cap Eq Insights, Serv	5,069,237
GS VIT U.S. Eq Insights, Inst	14,065,321
Invesco VI Am Fran, Ser I	1,433,189
Invesco VI Am Fran, Ser II	5,044,249
Invesco VI Bal Risk Alloc, Ser II	4,817,494
Invesco VI Comstock, Ser II	17,930,155
Invesco VI Core Eq, Ser I	6,188,302
Invesco VI Core Plus Bond, Ser II	4,316,547
Invesco VI Dis Mid Cap Gro, Ser I	1,583,766
Invesco VI Dis Mid Cap Gro, Ser II	1,344,558
Invesco VI Div Divd, Ser I	2,039,116
Invesco VI Div Divd, Ser II	1,250,367
Invesco VI EQV Intl Eq, Ser II	3,126,876
Invesco VI Gbl Strat Inc, Ser II	9,818,948
Invesco VI Global, Ser II	31,897,146
Invesco VI Hlth, Ser II	2,011,723
Invesco VI Main St, Ser II	337,316
Invesco VI Mn St Sm Cap, Ser II	22,166,826
Invesco VI Tech, Ser I	5,317,257
Invesco VI Tech, Ser II	5,114,481
Janus Hend VIT Gbl Tech Innov, Srv	9,210,083
Janus Henderson VIT Bal, Serv	33,539,656
Janus Henderson VIT Enter, Serv	1,439,988
Janus Henderson VIT Flex Bd, Serv	16,501,213
Janus Henderson VIT Forty, Serv	3,897,448
Janus Henderson VIT Overseas, Serv	3,959,673
Janus Henderson VIT Res, Serv	10,610,370
Lazard Ret Emer Mkts Eq, Serv	1,545,086
Lazard Ret Global Dyn MA, Serv	865,815
Lord Abt Bond Debenture, Cl VC	4,725,753
Lord Abt Short Dur Inc, Cl VC	11,150,282
LVIP AC Intl, Serv Cl	621,376
LVIP AC Intl, Std Cl II	140,748
LVIP AC Mid Cap Val, Serv Cl	6,119,212
LVIP AC Ultra, Serv Cl	5,205,096
Division	Purchases
LVIP AC Val, Serv Cl	$19,838,698
LVIP AC Val, Std Cl II	2,527,807
LVIP JPM US Eq, Serv Cl	1,941,709
MFS Gbl Real Est, Serv Cl	846,284
MFS Intl Gro, Serv Cl	5,749,669
MFS Mass Inv Gro Stock, Serv Cl	10,430,756
MFS New Dis, Serv Cl	375,845
MFS Research Intl, Serv Cl	2,464,335
MFS Utilities, Serv Cl	16,887,847
MS VIF Dis, Cl II	6,913,299
NB AMT Quality Eq, Cl S	2,237,233
Nom VIP Asset Strategy, Serv Cl	3,372,605
Nom VIP for Inc, Serv Cl	1,164,815
Nom VIP Intl Core Eq, Serv Cl	658,371
PIMCO VIT All Asset, Advisor Cl	5,079,012
PIMCO VIT Glb Man As Alloc, Adv Cl	1,109,811
PIMCO VIT Tot Return, Advisor Cl	22,283,882
Put VT Global Hlth Care, Cl IB	3,631,564
Put VT Intl Eq, Cl IB	2,387,818
Put VT Intl Val, Cl IB	3,617,679
Put VT Lg Cap Val, Cl IB	16,572,393
Put VT Sus Fut, Cl IB	547,317
Put VT Sus Leaders, Cl IA	9,844,940
Put VT Sus Leaders, Cl IB	6,998,454
Royce Micro-Cap, Invest Cl	1,793,769
Temp Global Bond, Cl 2	1,625,101
Third Ave VST Third Ave Value	1,090,690
VanEck VIP Global Gold, Cl S	10,311,787
VP Aggr, Cl 2	45,924,000
VP Aggr, Cl 4	19,294,178
VP Conserv, Cl 2	49,087,504
VP Conserv, Cl 4	13,502,460
VP Man Risk US, Cl 2	13,783,323
VP Man Risk, Cl 2	6,855,262
VP Man Vol Conserv Gro, Cl 2	40,417,609
VP Man Vol Conserv, Cl 2	75,190,037
VP Man Vol Gro, Cl 2	25,413,066
VP Man Vol Mod Gro, Cl 2	27,045,356
VP Mod Aggr, Cl 2	63,183,789
VP Mod Aggr, Cl 4	6,201,860
VP Mod Conserv, Cl 2	50,059,256
VP Mod Conserv, Cl 4	9,183,845
VP Mod, Cl 2	53,701,461
VP Mod, Cl 4	8,386,488
VP Ptnrs Core Bond, Cl 2	4,873,219
VP Ptnrs Core Eq, Cl 2	2,130,385
VP Ptnrs Core Eq, Cl 3	119,229
VP Ptnrs Intl Core Eq, Cl 2	6,482,745
VP Ptnrs Intl Gro, Cl 2	3,482,370
VP Ptnrs Intl Val, Cl 2	5,277,926
VP Ptnrs Sm Cap Gro, Cl 2	3,428,189
VP Ptnrs Sm Cap Val, Cl 2	1,717,340
VP Ptnrs Sm Cap Val, Cl 3	964,461
VP US Flex Conserv Gro, Cl 2	21,844,151
VP US Flex Gro, Cl 2	50,841,299
VP US Flex Mod Gro, Cl 2	20,916,133
WA Var Global Hi Yd Bond, Cl II	2,402,620
 135 ■ RiverSource Variable Account 10

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	5,806	$1.72	to	$1.45	$9,369	1.57%	0.55%	to	1.90%	12.60%	to	11.09%
2024	6,929	$1.53	to	$1.30	$9,958	1.08%	0.55%	to	1.90%	9.82%	to	8.34%
2023	7,078	$1.39	to	$1.20	$9,303	0.61%	0.55%	to	1.90%	12.85%	to	11.35%
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12)%	to	(20.21)%
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
AB VPS Intl Val, Cl B
2025	30,342	$3.18	to	$1.30	$74,155	2.26%	0.55%	to	1.45%	40.50%	to	39.24%
2024	34,655	$2.26	to	$0.94	$60,906	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	39,261	$2.17	to	$0.91	$66,348	0.68%	0.55%	to	1.45%	14.20%	to	13.18%
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27)%	to	(15.03)%
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
AB VPS Lg Cap Gro, Cl B
2025	23,705	$6.91	to	$5.80	$187,793	— %	0.60%	to	1.90%	12.18%	to	10.73%
2024	24,856	$6.16	to	$5.24	$178,730	— %	0.60%	to	1.90%	24.20%	to	22.59%
2023	25,046	$4.96	to	$4.27	$148,095	— %	0.60%	to	1.90%	33.98%	to	32.26%
2022	25,048	$3.70	to	$3.23	$111,582	— %	0.60%	to	1.90%	(29.11)%	to	(30.03)%
2021	24,175	$5.22	to	$4.62	$152,637	— %	0.60%	to	1.90%	27.88%	to	26.23%
AB VPS Relative Val, Cl B
2025	15,722	$4.94	to	$1.33	$70,171	0.89%	0.55%	to	1.55%	9.59%	to	8.51%
2024	17,990	$4.51	to	$1.22	$74,116	1.25%	0.55%	to	1.55%	12.14%	to	11.02%
2023	19,455	$4.02	to	$1.10	$71,874	1.28%	0.55%	to	1.55%	11.11%	to	10.01%
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94)%	to	(0.06)%(5)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
AB VPS Sus Gbl Thematic, Cl B
2025	2,691	$3.44	to	$1.17	$8,609	— %	0.55%	to	1.55%	5.44%	to	4.39%
2024	3,119	$3.26	to	$1.12	$9,497	— %	0.55%	to	1.55%	5.38%	to	4.32%
2023	3,352	$3.09	to	$1.07	$9,733	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	3,065	$2.69	to	$0.94	$7,697	— %	0.55%	to	1.55%	(27.57)%	to	(6.14)%(5)
2021	3,296	$3.71	to	$3.27	$11,645	— %	0.55%	to	1.45%	21.90%	to	20.81%
Allspg VT Index Asset Alloc, Cl 2
2025	4,250	$4.73	to	$4.27	$19,203	1.23%	0.55%	to	1.20%	10.87%	to	10.15%
2024	4,982	$4.27	to	$3.88	$20,332	1.30%	0.55%	to	1.20%	14.25%	to	13.49%
2023	5,574	$3.73	to	$3.42	$20,062	0.96%	0.55%	to	1.20%	16.07%	to	15.31%
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48)%	to	(18.01)%
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
Allspg VT Opp, Cl 2
2025	5,958	$6.77	to	$3.37	$35,157	0.05%	0.55%	to	1.90%	6.13%	to	4.70%
2024	7,151	$6.38	to	$3.22	$39,823	0.05%	0.55%	to	1.90%	14.41%	to	12.87%
2023	8,454	$5.58	to	$2.86	$41,208	— %	0.55%	to	1.90%	25.81%	to	24.13%
2022	9,954	$4.43	to	$2.30	$38,727	— %	0.55%	to	1.90%	(21.24)%	to	(22.30)%
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
Allspg VT Sm Cap Gro, Cl 2
2025	15,204	$5.28	to	$2.68	$72,398	— %	0.55%	to	1.90%	8.66%	to	7.20%
2024	16,953	$4.86	to	$2.50	$74,640	— %	0.55%	to	1.90%	18.05%	to	16.46%
2023	18,920	$4.12	to	$2.15	$70,724	— %	0.55%	to	1.90%	3.54%	to	2.15%
2022	19,710	$3.97	to	$2.10	$71,369	— %	0.55%	to	1.90%	(34.78)%	to	(35.66)%
2021	21,888	$6.09	to	$3.27	$122,035	— %	0.55%	to	1.90%	7.05%	to	5.61%
ALPS Alerian Engy Infr, Class III
2025	28,010	$1.92	to	$1.62	$50,641	4.26%	0.55%	to	1.90%	4.08%	to	2.69%
2024	31,729	$1.84	to	$1.57	$55,373	3.96%	0.55%	to	1.90%	39.82%	to	37.94%
2023	34,442	$1.32	to	$1.14	$43,193	3.05%	0.55%	to	1.90%	13.28%	to	11.77%
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%	to	15.12%
RiverSource Variable Account 10 ■ 136

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%	to	35.18%
BlackRock Adv SMID Cap VI, Cl III
2025	3,345	$1.39	to	$1.35	$4,585	1.80%	0.65%	to	1.55%	10.16%	to	9.17%
2024	1,898	$1.26	to	$1.23	$2,374	1.57%	0.65%	to	1.55%	10.98%	to	9.99%
2023	1,529	$1.14	to	$1.12	$1,730	3.19%	0.65%	to	1.55%	17.86%	to	16.82%
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28)%(5)	to	(4.84)%(5)
BlackRock Global Alloc, Cl III
2025	38,117	$2.25	to	$1.87	$80,392	4.16%	0.55%	to	1.90%	18.86%	to	17.26%
2024	41,198	$1.89	to	$1.59	$73,474	0.79%	0.55%	to	1.90%	8.33%	to	6.86%
2023	44,971	$1.75	to	$1.49	$74,396	2.48%	0.55%	to	1.90%	11.88%	to	10.37%
2022	48,231	$1.56	to	$1.35	$71,677	— %	0.55%	to	1.90%	(16.53)%	to	(17.64)%
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%	to	4.41%
BNY Mellon Sus US Eq, Serv
2025	3,044	$1.61	to	$1.56	$4,864	0.05%	0.65%	to	1.55%	14.93%	to	13.90%
2024	2,827	$1.40	to	$1.37	$3,941	0.36%	0.65%	to	1.55%	23.77%	to	22.65%
2023	2,647	$1.13	to	$1.12	$2,990	0.14%	0.65%	to	1.55%	22.71%	to	21.61%
2022	258	$0.92	to	$0.92	$239	— %	0.65%	to	1.55%	(7.93)%(5)	to	(8.48)%(5)
Calvert VP SRI Bal, Cl F
2025	3,804	$1.44	to	$1.39	$5,391	1.92%	0.65%	to	1.55%	10.95%	to	9.96%
2024	1,931	$1.30	to	$1.26	$2,479	1.93%	0.65%	to	1.55%	18.15%	to	17.07%
2023	1,315	$1.10	to	$1.08	$1,433	2.01%	0.65%	to	1.55%	15.67%	to	14.64%
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21)%(5)	to	(5.79)%(5)
Calvert VP SRI Bal, Cl I
2025	6,926	$3.78	to	$3.67	$24,708	1.61%	0.55%	to	1.20%	10.87%	to	10.15%
2024	7,427	$3.41	to	$3.33	$24,000	1.71%	0.55%	to	1.20%	18.95%	to	18.18%
2023	7,788	$2.87	to	$2.82	$21,222	1.58%	0.55%	to	1.20%	16.19%	to	15.43%
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88)%	to	(16.42)%
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%	to	13.74%
CB Var Sm Cap Gro, Cl I
2025	3,016	$4.25	to	$3.59	$11,929	— %	0.55%	to	1.45%	8.63%	to	7.66%
2024	3,586	$3.91	to	$3.34	$13,111	— %	0.55%	to	1.45%	3.92%	to	2.99%
2023	4,265	$3.77	to	$3.24	$15,058	— %	0.55%	to	1.45%	7.81%	to	6.85%
2022	4,501	$3.49	to	$3.03	$14,793	— %	0.55%	to	1.45%	(29.24)%	to	(29.87)%
2021	4,824	$4.94	to	$4.33	$22,500	— %	0.55%	to	1.45%	11.99%	to	10.99%
Col VP Acorn
2025	24,264	$7.14	to	$1.27	$137,654	— %	0.55%	to	1.55%	3.90%	to	2.86%
2024	29,224	$6.87	to	$1.24	$157,104	— %	0.55%	to	1.55%	13.55%	to	12.41%
2023	32,426	$6.05	to	$1.10	$159,429	— %	0.55%	to	1.55%	21.07%	to	19.87%
2022	36,060	$5.00	to	$0.92	$147,223	— %	0.55%	to	1.55%	(33.83)%	to	(9.83)%(5)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
Col VP Acorn Intl
2025	23,386	$4.56	to	$1.04	$82,226	1.25%	0.55%	to	1.55%	12.14%	to	11.03%
2024	26,765	$4.07	to	$0.93	$84,296	1.37%	0.55%	to	1.55%	(8.75)%	to	(9.67)%
2023	30,060	$4.46	to	$1.03	$104,635	0.31%	0.55%	to	1.55%	16.32%	to	15.16%
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21)%	to	(9.03)%(5)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
Col VP Bal, Cl 2
2025	150,929	$1.36	to	$1.30	$201,665	— %	0.60%	to	1.55%	13.07%	to	12.00%
2024	125,290	$1.20	to	$1.16	$148,565	— %	0.60%	to	1.55%	13.62%	to	12.54%
2023	91,069	$1.06	to	$1.03	$95,274	— %	0.60%	to	1.55%	20.38%	to	19.24%
2022	70,090	$0.88	to	$0.86	$61,116	— %	0.60%	to	1.55%	(17.36)%	to	(18.14)%
2021	23,656	$1.06	to	$1.06	$25,051	— %	0.60%	to	1.55%	6.03%(6)	to	5.37%(6)
Col VP Bal, Cl 3
2025	150,821	$4.46	to	$2.74	$619,274	— %	0.55%	to	1.90%	13.29%	to	11.77%
 137 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	165,422	$3.93	to	$2.46	$600,830	— %	0.55%	to	1.90%	13.80%	to	12.27%
2023	177,389	$3.46	to	$2.19	$568,979	— %	0.55%	to	1.90%	20.57%	to	18.96%
2022	183,169	$2.87	to	$1.84	$489,962	— %	0.55%	to	1.90%	(17.20)%	to	(18.31)%
2021	198,849	$3.46	to	$2.25	$643,716	— %	0.55%	to	1.90%	14.11%	to	12.58%
Col VP Commodity Strategy, Cl 2
2025	18,835	$0.97	to	$0.82	$17,219	8.35%	0.55%	to	1.90%	14.67%	to	13.14%
2024	19,868	$0.85	to	$0.72	$15,901	3.47%	0.55%	to	1.90%	6.50%	to	5.07%
2023	21,658	$0.80	to	$0.69	$16,350	20.62%	0.55%	to	1.90%	(7.64)%	to	(8.88)%
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%	to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	— %	0.55%	to	1.90%	31.29%	to	29.53%
Col VP Contrarian Core, Cl 2
2025	45,316	$4.90	to	$4.13	$208,604	— %	0.55%	to	1.90%	16.71%	to	15.14%
2024	46,249	$4.20	to	$3.59	$183,739	— %	0.55%	to	1.90%	22.42%	to	20.77%
2023	45,709	$3.43	to	$2.97	$149,161	— %	0.55%	to	1.90%	31.17%	to	29.41%
2022	45,630	$2.62	to	$2.29	$114,015	— %	0.55%	to	1.90%	(19.30)%	to	(20.38)%
2021	46,001	$3.24	to	$2.88	$143,414	— %	0.55%	to	1.90%	23.28%	to	21.63%
Col VP Corporate Bond, Cl 2
2025	13,809	$1.02	to	$0.85	$14,368	5.57%	0.60%	to	1.90%	6.91%	to	5.52%
2024	10,102	$0.95	to	$0.81	$9,819	3.06%	0.60%	to	1.90%	2.69%	to	1.35%
2023	9,372	$0.93	to	$0.80	$8,915	3.11%	0.60%	to	1.90%	8.82%	to	7.41%
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14)%	to	(15.25)%
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87)%
Col VP Corporate Bond, Cl 3
2025	23,323	$2.00	to	$1.21	$39,458	6.68%	0.55%	to	1.45%	7.15%	to	6.19%
2024	25,477	$1.86	to	$1.14	$40,324	3.34%	0.55%	to	1.45%	2.68%	to	1.75%
2023	28,567	$1.82	to	$1.12	$44,431	3.26%	0.55%	to	1.45%	9.21%	to	8.23%
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08)%	to	(14.85)%
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32)%
Col VP Disciplined Core, Cl 2
2025	10,312	$4.94	to	$4.16	$66,614	— %	0.60%	to	1.90%	13.67%	to	12.20%
2024	10,915	$4.34	to	$3.70	$62,880	— %	0.60%	to	1.90%	24.98%	to	23.35%
2023	11,160	$3.48	to	$3.00	$52,064	— %	0.60%	to	1.90%	23.34%	to	21.75%
2022	10,728	$2.82	to	$2.47	$40,774	— %	0.60%	to	1.90%	(19.42)%	to	(20.46)%
2021	10,168	$3.50	to	$3.10	$48,058	— %	0.60%	to	1.90%	31.64%	to	29.94%
Col VP Disciplined Core, Cl 3
2025	68,409	$4.98	to	$4.97	$374,993	— %	0.55%	to	1.45%	13.86%	to	12.84%
2024	77,504	$4.37	to	$4.41	$373,861	— %	0.55%	to	1.45%	25.20%	to	24.08%
2023	87,846	$3.49	to	$3.55	$339,236	— %	0.55%	to	1.45%	23.55%	to	22.45%
2022	96,320	$2.83	to	$2.90	$302,302	— %	0.55%	to	1.45%	(19.27)%	to	(20.00)%
2021	105,498	$3.50	to	$3.63	$411,739	— %	0.55%	to	1.45%	31.84%	to	30.66%
Col VP Divd Opp, Cl 2
2025	32,986	$3.33	to	$2.81	$125,426	— %	0.60%	to	1.90%	14.87%	to	13.39%
2024	32,781	$2.90	to	$2.48	$110,046	— %	0.60%	to	1.90%	14.43%	to	12.94%
2023	33,217	$2.53	to	$2.19	$98,976	— %	0.60%	to	1.90%	4.22%	to	2.87%
2022	33,985	$2.43	to	$2.13	$97,769	— %	0.60%	to	1.90%	(1.98)%	to	(3.24)%
2021	27,966	$2.48	to	$2.20	$82,699	— %	0.60%	to	1.90%	25.14%	to	23.53%
Col VP Divd Opp, Cl 3
2025	71,380	$6.16	to	$3.19	$363,212	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	81,547	$5.35	to	$2.80	$362,701	— %	0.55%	to	1.45%	14.64%	to	13.61%
2023	93,884	$4.67	to	$2.46	$365,624	— %	0.55%	to	1.45%	4.38%	to	3.45%
2022	106,455	$4.47	to	$2.38	$398,253	— %	0.55%	to	1.45%	(1.78)%	to	(2.66)%
2021	112,748	$4.55	to	$2.45	$432,848	— %	0.55%	to	1.45%	25.33%	to	24.20%
Col VP Emer Mkts, Cl 2
2025	28,608	$1.68	to	$1.41	$48,209	0.06%	0.60%	to	1.90%	30.09%	to	28.41%
RiverSource Variable Account 10 ■ 138

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	35,524	$1.29	to	$1.10	$46,106	1.03%	0.60%	to	1.90%	4.82%	to	3.46%
2023	38,481	$1.23	to	$1.06	$47,969	— %	0.60%	to	1.90%	8.54%	to	7.15%
2022	40,466	$1.14	to	$0.99	$46,712	— %	0.60%	to	1.90%	(33.47)%	to	(34.33)%
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03)%	to	(9.22)%
Col VP Emer Mkts, Cl 3
2025	20,718	$4.19	to	$2.24	$68,032	0.17%	0.55%	to	1.45%	30.30%	to	29.14%
2024	24,752	$3.22	to	$1.74	$62,439	1.15%	0.55%	to	1.45%	4.92%	to	3.97%
2023	28,396	$3.07	to	$1.67	$68,435	— %	0.55%	to	1.45%	8.71%	to	7.74%
2022	31,922	$2.82	to	$1.55	$71,144	— %	0.55%	to	1.45%	(33.34)%	to	(33.94)%
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84)%	to	(8.67)%
Col VP Emerg Mkts Bond, Cl 2
2025	9,352	$1.26	to	$1.06	$11,132	5.19%	0.55%	to	1.90%	12.03%	to	10.53%
2024	8,977	$1.13	to	$0.96	$9,588	4.93%	0.55%	to	1.90%	5.55%	to	4.13%
2023	9,315	$1.07	to	$0.92	$9,458	5.25%	0.55%	to	1.90%	9.42%	to	7.95%
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62)%	to	(17.73)%
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99)%	to	(4.29)%
Col VP Govt Money Mkt, Cl 2
2025	198,412	$1.09	to	$0.91	$199,458	3.64%	0.60%	to	1.90%	3.09%	to	1.76%
2024	153,002	$1.06	to	$0.90	$150,363	4.60%	0.60%	to	1.90%	4.10%	to	2.75%
2023	157,215	$1.02	to	$0.87	$148,910	4.38%	0.60%	to	1.90%	3.84%	to	2.50%
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79)%
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59)%	to	(1.87)%
Col VP Govt Money Mkt, Cl 3
2025	123,936	$1.36	to	$0.99	$146,803	3.78%	0.55%	to	1.45%	3.27%	to	2.35%
2024	128,739	$1.32	to	$0.97	$149,438	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	112,497	$1.26	to	$0.94	$126,338	4.50%	0.55%	to	1.45%	4.02%	to	3.09%
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29)%
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53)%	to	(1.41)%
Col VP Hi Yield Bond, Cl 2
2025	29,271	$1.88	to	$1.57	$59,868	5.92%	0.60%	to	1.90%	7.85%	to	6.45%
2024	27,143	$1.74	to	$1.47	$51,990	5.66%	0.60%	to	1.90%	6.24%	to	4.85%
2023	26,480	$1.64	to	$1.41	$48,187	5.28%	0.60%	to	1.90%	11.20%	to	9.77%
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31)%	to	(12.45)%
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
Col VP Hi Yield Bond, Cl 3
2025	30,319	$3.85	to	$2.50	$103,110	5.92%	0.55%	to	1.45%	7.95%	to	6.98%
2024	33,899	$3.57	to	$2.34	$107,337	5.70%	0.55%	to	1.45%	6.36%	to	5.40%
2023	38,417	$3.36	to	$2.22	$115,280	5.38%	0.55%	to	1.45%	11.47%	to	10.47%
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19)%	to	(11.99)%
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%	to	3.35%
Col VP Inc Opp, Cl 2
2025	14,874	$1.81	to	$1.51	$29,269	1.77%	0.60%	to	1.90%	7.78%	to	6.39%
2024	15,313	$1.68	to	$1.42	$28,100	5.36%	0.60%	to	1.90%	5.08%	to	3.71%
2023	15,262	$1.60	to	$1.37	$26,797	4.92%	0.60%	to	1.90%	10.70%	to	9.27%
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75)%	to	(11.89)%
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%	to	2.18%
Col VP Inc Opp, Cl 3
2025	23,070	$3.06	to	$2.39	$64,235	1.86%	0.55%	to	1.45%	7.98%	to	7.01%
2024	25,911	$2.83	to	$2.24	$67,081	5.36%	0.55%	to	1.45%	5.31%	to	4.36%
2023	29,011	$2.69	to	$2.14	$71,590	5.03%	0.55%	to	1.45%	10.90%	to	9.91%
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70)%	to	(11.50)%
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%	to	2.97%
Col VP Inter Bond, Cl 2
2025	75,909	$1.28	to	$1.07	$98,857	5.35%	0.60%	to	1.90%	8.20%	to	6.79%
 139 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	69,888	$1.18	to	$1.00	$84,550	4.55%	0.60%	to	1.90%	1.12%	to	(0.19)%
2023	60,739	$1.17	to	$1.00	$72,989	2.14%	0.60%	to	1.90%	5.46%	to	4.09%
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71)%	to	(18.78)%
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18)%	to	(2.45)%
Col VP Inter Bond, Cl 3
2025	103,815	$2.30	to	$1.49	$204,682	5.28%	0.55%	to	1.45%	8.44%	to	7.47%
2024	110,218	$2.12	to	$1.39	$201,848	4.63%	0.55%	to	1.45%	1.28%	to	0.37%
2023	119,388	$2.09	to	$1.38	$216,758	2.22%	0.55%	to	1.45%	5.61%	to	4.67%
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62)%	to	(18.36)%
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90)%	to	(1.79)%
Col VP Lg Cap Gro, Cl 2
2025	22,110	$6.53	to	$5.46	$172,200	— %	0.60%	to	1.90%	15.16%	to	13.67%
2024	21,980	$5.67	to	$4.81	$152,642	— %	0.60%	to	1.90%	30.22%	to	28.53%
2023	21,127	$4.36	to	$3.74	$115,306	— %	0.60%	to	1.90%	41.92%	to	40.09%
2022	19,630	$3.07	to	$2.67	$76,441	— %	0.60%	to	1.90%	(31.94)%	to	(32.82)%
2021	19,443	$4.51	to	$3.97	$111,805	— %	0.60%	to	1.90%	27.58%	to	25.94%
Col VP Lg Cap Gro, Cl 3
2025	30,016	$4.99	to	$6.48	$154,199	— %	0.55%	to	1.45%	15.35%	to	14.31%
2024	34,111	$4.32	to	$5.67	$152,156	— %	0.55%	to	1.45%	30.47%	to	29.29%
2023	38,438	$3.31	to	$4.38	$131,653	— %	0.55%	to	1.45%	42.17%	to	40.90%
2022	42,115	$2.33	to	$3.11	$101,467	— %	0.55%	to	1.45%	(31.82)%	to	(32.43)%
2021	47,378	$3.42	to	$4.60	$168,058	— %	0.55%	to	1.45%	27.83%	to	26.69%
Col VP Lg Cap Index, Cl 2
2025	163,004	$1.67	to	$1.59	$266,214	— %	0.60%	to	1.55%	16.55%	to	15.45%
2024	124,306	$1.43	to	$1.38	$174,897	— %	0.60%	to	1.55%	23.65%	to	22.48%
2023	88,753	$1.16	to	$1.13	$101,415	— %	0.60%	to	1.55%	24.90%	to	23.73%
2022	54,509	$0.93	to	$0.91	$50,101	— %	0.60%	to	1.55%	(19.03)%	to	(19.79)%
2021	23,421	$1.14	to	$1.14	$26,667	— %	0.60%	to	1.55%	13.93%(6)	to	13.22%(6)
Col VP Lg Cap Index, Cl 3
2025	108,319	$5.86	to	$4.59	$617,250	— %	0.55%	to	1.90%	16.78%	to	15.22%
2024	119,957	$5.02	to	$3.98	$588,804	— %	0.55%	to	1.90%	23.85%	to	22.18%
2023	132,545	$4.05	to	$3.26	$528,874	— %	0.55%	to	1.90%	25.13%	to	23.46%
2022	141,826	$3.24	to	$2.64	$454,456	— %	0.55%	to	1.90%	(18.89)%	to	(19.98)%
2021	149,903	$3.99	to	$3.30	$595,823	— %	0.55%	to	1.90%	27.52%	to	25.81%
Col VP Limited Duration Cr, Cl 2
2025	78,414	$1.16	to	$1.06	$95,779	6.20%	0.55%	to	1.90%	5.43%	to	4.01%
2024	70,718	$1.10	to	$1.01	$82,194	3.63%	0.55%	to	1.90%	4.06%	to	2.65%
2023	66,869	$1.06	to	$0.99	$74,958	3.05%	0.55%	to	1.90%	6.08%	to	4.66%
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87)%	to	(8.12)%
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38)%	to	(2.71)%
Col VP Long Govt/Cr Bond, Cl 2
2025	18,426	$1.07	to	$0.90	$18,654	8.16%	0.55%	to	1.90%	5.40%	to	3.98%
2024	15,316	$1.01	to	$0.87	$14,776	3.43%	0.55%	to	1.90%	(4.92)%	to	(6.21)%
2023	14,703	$1.07	to	$0.92	$15,002	3.29%	0.55%	to	1.90%	6.10%	to	4.67%
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09)%	to	(29.06)%
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00)%	to	(5.28)%
Col VP Overseas Core, Cl 2
2025	23,096	$2.34	to	$2.01	$57,485	1.58%	0.60%	to	1.90%	37.04%	to	35.27%
2024	19,658	$1.71	to	$1.48	$36,134	4.13%	0.60%	to	1.90%	2.62%	to	1.28%
2023	20,026	$1.66	to	$1.47	$36,445	1.66%	0.60%	to	1.90%	14.64%	to	13.16%
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41)%	to	(16.50)%
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%	to	7.68%
Col VP Overseas Core, Cl 3
2025	23,031	$2.54	to	$2.20	$60,384	1.79%	0.55%	to	1.45%	37.35%	to	36.12%
RiverSource Variable Account 10 ■ 140

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	24,605	$1.85	to	$1.62	$47,222	4.30%	0.55%	to	1.45%	2.77%	to	1.85%
2023	27,311	$1.80	to	$1.59	$51,120	1.83%	0.55%	to	1.45%	14.84%	to	13.81%
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27)%	to	(16.03)%
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
Col VP Sel Gbl Tech, Cl 2
2025	16,323	$2.07	to	$2.00	$33,335	— %	0.65%	to	1.55%	33.50%	to	32.31%
2024	12,575	$1.55	to	$1.52	$19,314	— %	0.65%	to	1.55%	25.76%	to	24.62%
2023	6,245	$1.23	to	$1.22	$7,657	— %	0.65%	to	1.55%	43.93%	to	42.65%
2022	1,146	$0.86	to	$0.85	$980	— %	0.65%	to	1.55%	(15.93)%(5)	to	(16.44)%(5)
Col VP Select Lg Cap Eq, Cl 2
2025	4,268	$1.63	to	$1.58	$6,865	— %	0.65%	to	1.55%	13.23%	to	12.21%
2024	3,262	$1.44	to	$1.41	$4,653	— %	0.65%	to	1.55%	23.02%	to	21.91%
2023	2,393	$1.17	to	$1.16	$2,785	— %	0.65%	to	1.55%	26.94%	to	25.81%
2022	544	$0.92	to	$0.92	$501	— %	0.65%	to	1.55%	(8.22)%(5)	to	(8.76)%(5)
Col VP Select Lg Cap Val, Cl 2
2025	15,665	$4.35	to	$3.70	$84,213	— %	0.60%	to	1.90%	27.21%	to	25.57%
2024	16,649	$3.42	to	$2.94	$70,423	— %	0.60%	to	1.90%	11.90%	to	10.45%
2023	17,249	$3.05	to	$2.67	$66,072	— %	0.60%	to	1.90%	4.48%	to	3.14%
2022	17,438	$2.92	to	$2.58	$64,723	— %	0.60%	to	1.90%	(2.65)%	to	(3.90)%
2021	13,936	$3.00	to	$2.69	$53,745	— %	0.60%	to	1.90%	25.23%	to	23.61%
Col VP Select Lg Cap Val, Cl 3
2025	8,629	$6.12	to	$4.42	$46,510	— %	0.55%	to	1.45%	27.40%	to	26.26%
2024	9,378	$4.80	to	$3.50	$39,763	— %	0.55%	to	1.45%	12.13%	to	11.12%
2023	11,454	$4.28	to	$3.15	$43,542	— %	0.55%	to	1.45%	4.65%	to	3.72%
2022	13,975	$4.09	to	$3.04	$50,932	— %	0.55%	to	1.45%	(2.49)%	to	(3.36)%
2021	12,549	$4.20	to	$3.15	$47,197	— %	0.55%	to	1.45%	25.46%	to	24.33%
Col VP Select Mid Cap Gro, Cl 2
2025	10,733	$4.03	to	$3.38	$48,326	— %	0.60%	to	1.90%	14.17%	to	12.70%
2024	10,803	$3.53	to	$3.00	$43,319	— %	0.60%	to	1.90%	22.62%	to	21.03%
2023	10,620	$2.88	to	$2.48	$35,129	— %	0.60%	to	1.90%	24.18%	to	22.58%
2022	10,060	$2.32	to	$2.02	$27,061	— %	0.60%	to	1.90%	(31.42)%	to	(32.31)%
2021	9,970	$3.38	to	$2.99	$39,277	— %	0.60%	to	1.90%	15.57%	to	14.08%
Col VP Select Mid Cap Gro, Cl 3
2025	14,695	$6.36	to	$4.50	$75,076	— %	0.55%	to	1.45%	14.37%	to	13.35%
2024	16,253	$5.56	to	$3.97	$72,846	— %	0.55%	to	1.45%	22.85%	to	21.74%
2023	18,490	$4.53	to	$3.26	$67,844	— %	0.55%	to	1.45%	24.40%	to	23.29%
2022	19,888	$3.64	to	$2.64	$58,878	— %	0.55%	to	1.45%	(31.30)%	to	(31.91)%
2021	22,032	$5.30	to	$3.88	$95,791	— %	0.55%	to	1.45%	15.77%	to	14.73%
Col VP Select Mid Cap Val, Cl 2
2025	9,626	$3.71	to	$3.12	$42,089	— %	0.60%	to	1.90%	13.19%	to	11.73%
2024	11,099	$3.27	to	$2.79	$43,249	— %	0.60%	to	1.90%	11.59%	to	10.14%
2023	11,612	$2.93	to	$2.54	$40,998	— %	0.60%	to	1.90%	9.39%	to	7.98%
2022	12,350	$2.68	to	$2.35	$40,200	— %	0.60%	to	1.90%	(10.20)%	to	(11.36)%
2021	11,773	$2.99	to	$2.65	$42,971	— %	0.60%	to	1.90%	31.18%	to	29.49%
Col VP Select Mid Cap Val, Cl 3
2025	8,365	$5.48	to	$3.67	$38,637	— %	0.55%	to	1.45%	13.38%	to	12.37%
2024	9,549	$4.84	to	$3.27	$39,071	— %	0.55%	to	1.45%	11.79%	to	10.78%
2023	10,964	$4.33	to	$2.95	$40,179	— %	0.55%	to	1.45%	9.58%	to	8.60%
2022	12,744	$3.95	to	$2.72	$42,797	— %	0.55%	to	1.45%	(10.06)%	to	(10.86)%
2021	13,270	$4.39	to	$3.05	$49,753	— %	0.55%	to	1.45%	31.41%	to	30.23%
Col VP Select Sm Cap Val, Cl 2
2025	6,552	$3.04	to	$2.58	$24,121	— %	0.60%	to	1.90%	5.67%	to	4.30%
2024	7,696	$2.88	to	$2.48	$27,184	— %	0.60%	to	1.90%	12.98%	to	11.51%
2023	7,937	$2.55	to	$2.22	$25,205	— %	0.60%	to	1.90%	12.17%	to	10.73%
 141 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	7,906	$2.27	to	$2.01	$22,558	— %	0.60%	to	1.90%	(15.43)%	to	(16.53)%
2021	6,959	$2.68	to	$2.40	$23,615	— %	0.60%	to	1.90%	29.84%	to	28.16%
Col VP Select Sm Cap Val, Cl 3
2025	5,208	$6.00	to	$3.10	$26,066	— %	0.55%	to	1.45%	5.86%	to	4.91%
2024	6,036	$5.67	to	$2.95	$28,661	— %	0.55%	to	1.45%	13.18%	to	12.16%
2023	6,967	$5.01	to	$2.63	$29,240	— %	0.55%	to	1.45%	12.36%	to	11.35%
2022	7,805	$4.45	to	$2.36	$29,169	— %	0.55%	to	1.45%	(15.29)%	to	(16.04)%
2021	8,094	$5.26	to	$2.82	$36,039	— %	0.55%	to	1.45%	30.08%	to	28.92%
Col VP Sm Cap Val, Cl 2
2025	2,798	$1.47	to	$1.42	$4,055	1.08%	0.65%	to	1.55%	13.93%	to	12.89%
2024	1,931	$1.29	to	$1.26	$2,467	0.58%	0.65%	to	1.55%	7.97%	to	6.99%
2023	1,342	$1.20	to	$1.18	$1,595	0.49%	0.65%	to	1.55%	20.87%	to	19.80%
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99)%(5)	to	(2.56)%(5)
Col VP Strategic Inc, Cl 2
2025	63,206	$1.50	to	$1.25	$86,550	4.43%	0.60%	to	1.90%	6.53%	to	5.14%
2024	63,542	$1.40	to	$1.19	$82,044	4.33%	0.60%	to	1.90%	3.88%	to	2.53%
2023	62,276	$1.35	to	$1.16	$77,774	3.47%	0.60%	to	1.90%	8.56%	to	7.15%
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05)%	to	(13.19)%
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%	to	(0.28)%
Col VP US Govt Mtge, Cl 2
2025	13,143	$1.15	to	$0.96	$14,173	1.99%	0.60%	to	1.90%	8.18%	to	6.78%
2024	12,085	$1.06	to	$0.90	$12,123	2.85%	0.60%	to	1.90%	0.72%	to	(0.59)%
2023	14,811	$1.05	to	$0.90	$14,761	2.54%	0.60%	to	1.90%	4.80%	to	3.45%
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83)%	to	(15.93)%
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78)%	to	(3.05)%
Col VP US Govt Mtge, Cl 3
2025	23,177	$1.66	to	$1.12	$32,975	2.11%	0.55%	to	1.45%	8.46%	to	7.49%
2024	24,788	$1.53	to	$1.04	$32,864	3.17%	0.55%	to	1.45%	0.88%	to	(0.02)%
2023	28,406	$1.51	to	$1.04	$37,449	2.67%	0.55%	to	1.45%	4.97%	to	4.04%
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73)%	to	(15.50)%
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61)%	to	(2.49)%
CS Commodity Return, Cl 1
2025	14,192	$0.78	to	$0.69	$10,442	4.26%	0.55%	to	1.45%	14.73%	to	13.70%
2024	16,536	$0.68	to	$0.60	$10,638	2.97%	0.55%	to	1.45%	4.25%	to	3.31%
2023	18,490	$0.65	to	$0.58	$11,445	21.54%	0.55%	to	1.45%	(9.61)%	to	(10.42)%
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%	to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%	to	26.06%
CTIVP AC Div Bond, Cl 2
2025	24,127	$1.21	to	$1.01	$29,187	3.00%	0.60%	to	1.90%	6.60%	to	5.22%
2024	22,239	$1.13	to	$0.96	$25,373	4.01%	0.60%	to	1.90%	0.93%	to	(0.39)%
2023	18,390	$1.12	to	$0.96	$20,880	3.12%	0.60%	to	1.90%	4.70%	to	3.35%
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02)%	to	(17.10)%
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31)%	to	(1.59)%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	13,170	$1.16	to	$0.97	$15,755	3.49%	0.60%	to	1.90%	3.22%	to	1.89%
2024	15,275	$1.12	to	$0.95	$17,742	1.75%	0.60%	to	1.90%	(1.80)%	to	(3.07)%
2023	17,710	$1.14	to	$0.98	$21,070	8.95%	0.60%	to	1.90%	3.27%	to	1.94%
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17)%	to	(19.24)%
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%	to	2.46%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	23,702	$1.61	to	$1.32	$35,353	3.51%	0.55%	to	1.45%	3.31%	to	2.39%
2024	27,066	$1.56	to	$1.29	$39,226	1.86%	0.55%	to	1.45%	(1.60)%	to	(2.49)%
2023	30,734	$1.58	to	$1.32	$45,399	8.82%	0.55%	to	1.45%	3.39%	to	2.46%
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04)%	to	(18.77)%
RiverSource Variable Account 10 ■ 142

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%	to	2.97%
CTIVP CenterSquare Real Est, Cl 2
2025	9,451	$2.06	to	$1.75	$21,913	2.64%	0.60%	to	1.90%	1.50%	to	0.19%
2024	9,907	$2.03	to	$1.75	$22,873	2.34%	0.60%	to	1.90%	9.20%	to	7.78%
2023	10,611	$1.86	to	$1.62	$22,631	1.78%	0.60%	to	1.90%	12.88%	to	11.43%
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78)%	to	(25.76)%
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%	to	38.55%
CTIVP Prin Lg Cap Gro, Cl 1
2025	29,923	$3.75	to	$3.43	$108,546	— %	0.55%	to	1.45%	13.15%	to	12.14%
2024	35,334	$3.31	to	$3.06	$113,673	— %	0.55%	to	1.45%	20.75%	to	19.66%
2023	41,831	$2.74	to	$2.56	$111,833	— %	0.55%	to	1.45%	38.77%	to	37.54%
2022	47,724	$1.98	to	$1.86	$92,282	— %	0.55%	to	1.45%	(28.40)%	to	(29.04)%
2021	53,190	$2.76	to	$2.62	$144,175	— %	0.55%	to	1.45%	17.92%	to	16.87%
CTIVP Prin Lg Cap Gro, Cl 2
2025	9,789	$5.56	to	$4.66	$68,212	— %	0.60%	to	1.90%	12.81%	to	11.35%
2024	10,234	$4.93	to	$4.18	$63,767	— %	0.60%	to	1.90%	20.39%	to	18.83%
2023	10,303	$4.09	to	$3.52	$53,451	— %	0.60%	to	1.90%	38.38%	to	36.59%
2022	10,321	$2.96	to	$2.58	$39,157	— %	0.60%	to	1.90%	(28.62)%	to	(29.54)%
2021	9,638	$4.15	to	$3.66	$51,911	— %	0.60%	to	1.90%	17.57%	to	16.05%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	13,209	$3.08	to	$2.62	$48,218	— %	0.60%	to	1.90%	11.45%	to	10.01%
2024	13,384	$2.77	to	$2.38	$44,813	— %	0.60%	to	1.90%	11.01%	to	9.56%
2023	13,904	$2.49	to	$2.17	$42,260	— %	0.60%	to	1.90%	8.63%	to	7.23%
2022	14,600	$2.29	to	$2.03	$41,199	— %	0.60%	to	1.90%	(5.73)%	to	(6.95)%
2021	12,161	$2.43	to	$2.18	$36,641	— %	0.60%	to	1.90%	24.23%	to	22.63%
CTIVP TCW Core Plus Bond, Cl 2
2025	26,307	$1.14	to	$0.95	$29,513	4.52%	0.60%	to	1.90%	6.56%	to	5.18%
2024	22,049	$1.07	to	$0.91	$23,280	3.85%	0.60%	to	1.90%	(0.10)%	to	(1.39)%
2023	18,366	$1.07	to	$0.92	$19,442	2.31%	0.60%	to	1.90%	4.91%	to	3.57%
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82)%	to	(15.92)%
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99)%	to	(3.26)%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	15,090	$3.92	to	$3.31	$65,706	— %	0.60%	to	1.90%	1.39%	to	0.08%
2024	15,890	$3.87	to	$3.31	$70,731	— %	0.60%	to	1.90%	8.97%	to	7.55%
2023	15,978	$3.55	to	$3.08	$66,318	— %	0.60%	to	1.90%	9.02%	to	7.61%
2022	15,979	$3.25	to	$2.86	$61,811	— %	0.60%	to	1.90%	(3.58)%	to	(4.82)%
2021	14,888	$3.37	to	$3.01	$60,951	— %	0.60%	to	1.90%	30.76%	to	29.07%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	6,592	$5.95	to	$4.25	$34,389	— %	0.55%	to	1.45%	1.56%	to	0.65%
2024	8,117	$5.86	to	$4.23	$41,898	— %	0.55%	to	1.45%	9.16%	to	8.18%
2023	9,202	$5.36	to	$3.91	$43,664	— %	0.55%	to	1.45%	9.21%	to	8.23%
2022	10,010	$4.91	to	$3.61	$43,664	— %	0.55%	to	1.45%	(3.42)%	to	(4.28)%
2021	10,178	$5.09	to	$3.77	$46,158	— %	0.55%	to	1.45%	31.03%	to	29.85%
CTIVP Wellington Lg Cap Val, Cl 2
2025	21,692	$3.79	to	$3.20	$95,766	— %	0.60%	to	1.90%	18.89%	to	17.36%
2024	22,384	$3.18	to	$2.73	$84,490	— %	0.60%	to	1.90%	10.77%	to	9.33%
2023	21,939	$2.87	to	$2.50	$75,303	— %	0.60%	to	1.90%	7.13%	to	5.75%
2022	22,716	$2.68	to	$2.36	$73,528	— %	0.60%	to	1.90%	(6.91)%	to	(8.11)%
2021	21,551	$2.88	to	$2.57	$75,491	— %	0.60%	to	1.90%	24.36%	to	22.76%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	6,662	$3.89	to	$3.26	$31,545	— %	0.60%	to	1.90%	9.46%	to	8.05%
2024	6,962	$3.55	to	$3.02	$30,938	— %	0.60%	to	1.90%	16.49%	to	14.97%
2023	7,553	$3.05	to	$2.63	$29,092	— %	0.60%	to	1.90%	24.43%	to	22.83%
2022	7,344	$2.45	to	$2.14	$23,011	— %	0.60%	to	1.90%	(26.23)%	to	(27.18)%
 143 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	7,227	$3.32	to	$2.94	$30,841	— %	0.60%	to	1.90%	15.72%	to	14.22%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	4,981	$4.51	to	$3.75	$28,394	— %	0.60%	to	1.90%	16.28%	to	14.78%
2024	5,436	$3.88	to	$3.27	$26,788	— %	0.60%	to	1.90%	26.39%	to	24.75%
2023	6,283	$3.07	to	$2.62	$24,647	— %	0.60%	to	1.90%	29.84%	to	28.17%
2022	6,721	$2.37	to	$2.05	$20,677	— %	0.60%	to	1.90%	(41.57)%	to	(42.32)%
2021	7,330	$4.05	to	$3.55	$38,806	— %	0.60%	to	1.90%	(4.92)%	to	(6.15)%
CVT EAFE Intl Index, Cl F
2025	7,046	$1.51	to	$1.46	$10,537	3.17%	0.65%	to	1.55%	29.79%	to	28.63%
2024	4,153	$1.17	to	$1.14	$4,802	3.00%	0.65%	to	1.55%	2.28%	to	1.35%
2023	2,801	$1.14	to	$1.12	$3,180	3.77%	0.65%	to	1.55%	16.77%	to	15.73%
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06)%(5)	to	(2.64)%(5)
CVT Nasdaq 100 Index, Cl F
2025	21,748	$1.92	to	$1.86	$41,293	0.32%	0.65%	to	1.55%	19.32%	to	18.26%
2024	14,744	$1.61	to	$1.57	$23,550	0.42%	0.65%	to	1.55%	24.07%	to	22.95%
2023	7,195	$1.30	to	$1.28	$9,295	0.47%	0.65%	to	1.55%	53.03%	to	51.66%
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49)%(5)	to	(16.98)%(5)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	11,770	$1.35	to	$1.30	$15,667	1.77%	0.65%	to	1.55%	11.51%	to	10.51%
2024	8,641	$1.21	to	$1.18	$10,352	1.55%	0.65%	to	1.55%	10.28%	to	9.29%
2023	4,332	$1.10	to	$1.08	$4,726	1.24%	0.65%	to	1.55%	15.61%	to	14.57%
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07)%(5)	to	(6.63)%(5)
DWS Alt Asset Alloc VIP, Cl B
2025	16,498	$1.41	to	$1.17	$21,812	3.51%	0.55%	to	1.90%	9.43%	to	7.97%
2024	12,997	$1.29	to	$1.09	$15,821	3.24%	0.55%	to	1.90%	4.72%	to	3.32%
2023	13,734	$1.23	to	$1.05	$16,055	6.64%	0.55%	to	1.90%	5.09%	to	3.69%
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25)%	to	(9.47)%
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%	to	10.24%
EV VT Floating-Rate Inc, Init Cl
2025	39,366	$1.90	to	$1.15	$68,917	6.73%	0.55%	to	1.55%	3.40%	to	2.37%
2024	44,900	$1.84	to	$1.13	$76,705	7.79%	0.55%	to	1.55%	7.04%	to	5.97%
2023	50,310	$1.72	to	$1.06	$80,842	8.19%	0.55%	to	1.55%	10.60%	to	9.51%
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27)%	to	(2.68)%(5)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%	to	2.13%
Fid VIP Contrafund, Serv Cl 2
2025	108,325	$6.94	to	$4.90	$698,314	— %	0.55%	to	1.90%	20.53%	to	18.91%
2024	115,087	$5.76	to	$4.12	$616,762	0.03%	0.55%	to	1.90%	32.71%	to	30.92%
2023	123,150	$4.34	to	$3.15	$507,551	0.26%	0.55%	to	1.90%	32.39%	to	30.62%
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89)%	to	(27.87)%
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%	to	25.11%
Fid VIP Emer Mkts, Serv Cl 2
2025	3,173	$1.59	to	$1.54	$4,973	1.54%	0.65%	to	1.55%	39.88%	to	38.64%
2024	2,227	$1.13	to	$1.11	$2,504	1.32%	0.65%	to	1.55%	9.00%	to	8.01%
2023	1,829	$1.04	to	$1.03	$1,893	2.66%	0.65%	to	1.55%	8.77%	to	7.81%
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74)%(5)	to	(5.30)%(5)
Fid VIP Energy, Serv Cl 2
2025	2,752	$1.32	to	$1.28	$3,581	2.06%	0.65%	to	1.55%	9.62%	to	8.64%
2024	2,329	$1.20	to	$1.18	$2,775	2.19%	0.65%	to	1.55%	3.34%	to	2.41%
2023	1,982	$1.17	to	$1.15	$2,295	2.81%	0.65%	to	1.55%	0.05%	to	(0.84)%
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45%(5)	to	14.76%(5)
Fid VIP Gro & Inc, Serv Cl
2025	7,649	$6.27	to	$5.64	$44,971	1.42%	0.55%	to	0.95%	20.72%	to	20.24%
2024	8,759	$5.19	to	$4.69	$42,673	1.32%	0.55%	to	0.95%	21.46%	to	20.97%
2023	10,014	$4.27	to	$3.88	$40,195	1.56%	0.55%	to	0.95%	17.93%	to	17.46%
RiverSource Variable Account 10 ■ 144

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54)%	to	(5.92)%
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%	to	24.58%
Fid VIP Gro & Inc, Serv Cl 2
2025	23,312	$6.65	to	$1.67	$126,854	1.36%	0.55%	to	1.55%	20.55%	to	19.35%
2024	22,743	$5.52	to	$1.40	$109,129	1.26%	0.55%	to	1.55%	21.29%	to	20.07%
2023	23,416	$4.55	to	$1.16	$96,519	1.50%	0.55%	to	1.55%	17.72%	to	16.55%
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69)%	to	(0.41)%(5)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%	to	24.14%
Fid VIP Gro Opp, Serv Cl 2
2025	23,350	$2.02	to	$1.96	$46,556	— %	0.65%	to	1.55%	20.85%	to	19.77%
2024	15,519	$1.67	to	$1.63	$25,706	— %	0.65%	to	1.55%	37.66%	to	36.42%
2023	7,196	$1.22	to	$1.20	$8,689	— %	0.65%	to	1.55%	44.36%	to	43.08%
2022	1,783	$0.84	to	$0.84	$1,499	— %	0.65%	to	1.55%	(17.23)%(5)	to	(17.72)%(5)
Fid VIP Intl Cap Appr, Serv Cl 2
2025	12,031	$1.48	to	$1.43	$17,536	0.94%	0.65%	to	1.55%	17.59%	to	16.54%
2024	6,502	$1.25	to	$1.22	$8,079	0.79%	0.65%	to	1.55%	7.22%	to	6.25%
2023	3,267	$1.17	to	$1.15	$3,798	0.25%	0.65%	to	1.55%	26.37%	to	25.22%
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69)%(5)	to	(7.24)%(5)
Fid VIP Invest Gr, Serv Cl 2
2025	26,298	$1.07	to	$1.04	$27,898	4.03%	0.65%	to	1.55%	6.24%	to	5.28%
2024	15,685	$1.01	to	$0.99	$15,716	4.08%	0.65%	to	1.55%	0.84%	to	(0.08)%
2023	7,882	$1.00	to	$0.99	$7,862	4.31%	0.65%	to	1.55%	5.32%	to	4.38%
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16)%(5)	to	(4.73)%(5)
Fid VIP Mid Cap, Serv Cl
2025	4,525	$14.33	to	$12.90	$61,101	0.35%	0.55%	to	0.95%	11.05%	to	10.61%
2024	5,239	$12.91	to	$11.66	$63,821	0.46%	0.55%	to	0.95%	16.71%	to	16.24%
2023	5,939	$11.06	to	$10.03	$62,092	0.50%	0.55%	to	0.95%	14.38%	to	13.92%
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32)%	to	(15.66)%
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%	to	24.32%
Fid VIP Mid Cap, Serv Cl 2
2025	55,804	$9.06	to	$2.97	$363,847	0.25%	0.55%	to	1.90%	10.88%	to	9.39%
2024	59,996	$8.17	to	$2.71	$357,178	0.34%	0.55%	to	1.90%	16.53%	to	14.95%
2023	65,759	$7.01	to	$2.36	$337,242	0.38%	0.55%	to	1.90%	14.17%	to	12.65%
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43)%	to	(16.56)%
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%	to	22.95%
Fid VIP Overseas, Serv Cl
2025	3,649	$3.04	to	$2.73	$10,391	1.53%	0.55%	to	0.95%	19.62%	to	19.14%
2024	3,938	$2.54	to	$2.29	$9,394	1.59%	0.55%	to	0.95%	4.38%	to	3.96%
2023	4,139	$2.43	to	$2.21	$9,498	0.95%	0.55%	to	0.95%	19.75%	to	19.27%
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00)%	to	(25.30)%
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%	to	18.44%
Fid VIP Overseas, Serv Cl 2
2025	15,441	$3.58	to	$2.11	$46,160	1.38%	0.55%	to	1.45%	19.40%	to	18.33%
2024	16,335	$3.00	to	$1.78	$41,147	1.39%	0.55%	to	1.45%	4.23%	to	3.29%
2023	16,514	$2.88	to	$1.72	$40,198	0.80%	0.55%	to	1.45%	19.56%	to	18.50%
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09)%	to	(25.76)%
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%	to	17.67%
Fid VIP Strategic Inc, Serv Cl 2
2025	151,321	$1.44	to	$1.21	$205,793	3.68%	0.55%	to	1.90%	7.98%	to	6.54%
2024	146,803	$1.33	to	$1.14	$185,773	3.72%	0.55%	to	1.90%	5.20%	to	3.78%
2023	134,874	$1.27	to	$1.10	$162,987	4.45%	0.55%	to	1.90%	8.58%	to	7.13%
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00)%	to	(13.18)%
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%	to	1.58%
Frank Global Real Est, Cl 2
 145 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	15,246	$3.71	to	$1.15	$38,660	1.41%	0.55%	to	1.45%	7.34%	to	6.37%
2024	17,445	$3.46	to	$1.08	$41,247	1.83%	0.55%	to	1.45%	(0.87)%	to	(1.76)%
2023	19,107	$3.49	to	$1.10	$46,209	2.88%	0.55%	to	1.45%	10.82%	to	9.83%
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47)%	to	(27.12)%
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%	to	24.97%
Frank Inc, Cl 2
2025	33,181	$1.98	to	$1.66	$61,733	5.10%	0.55%	to	1.90%	11.94%	to	10.45%
2024	35,827	$1.77	to	$1.51	$59,763	5.13%	0.55%	to	1.90%	6.61%	to	5.18%
2023	38,683	$1.66	to	$1.43	$60,747	5.16%	0.55%	to	1.90%	8.03%	to	6.58%
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99)%	to	(7.25)%
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%	to	14.56%
Frank Inc, Cl 4
2025	14,196	$1.24	to	$1.20	$17,436	4.81%	0.65%	to	1.55%	11.70%	to	10.70%
2024	10,989	$1.11	to	$1.09	$12,123	5.20%	0.65%	to	1.55%	6.38%	to	5.42%
2023	5,805	$1.05	to	$1.03	$6,034	4.84%	0.65%	to	1.55%	7.85%	to	6.88%
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02)%(5)	to	(3.59)%(5)
Frank Mutual Gbl Dis, Cl 4
2025	1,069	$1.51	to	$1.46	$1,592	2.05%	0.65%	to	1.55%	22.45%	to	21.37%
2024	503	$1.23	to	$1.20	$614	1.66%	0.65%	to	1.55%	3.90%	to	2.97%
2023	421	$1.18	to	$1.17	$496	2.88%	0.65%	to	1.55%	19.36%	to	18.29%
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78)%(5)	to	(1.37)%(5)
Frank Mutual Shares, Cl 2
2025	17,952	$3.83	to	$2.20	$57,663	1.99%	0.55%	to	1.90%	10.91%	to	9.42%
2024	20,758	$3.46	to	$2.01	$60,103	1.93%	0.55%	to	1.90%	10.66%	to	9.17%
2023	23,728	$3.12	to	$1.84	$62,315	1.87%	0.55%	to	1.90%	12.84%	to	11.33%
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94)%	to	(9.17)%
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%	to	16.93%
Frank Sm Cap Val, Cl 2
2025	17,042	$8.95	to	$2.69	$104,420	1.10%	0.55%	to	1.90%	7.06%	to	5.62%
2024	19,525	$8.36	to	$2.55	$110,503	0.93%	0.55%	to	1.90%	11.09%	to	9.59%
2023	22,656	$7.52	to	$2.33	$114,080	0.52%	0.55%	to	1.90%	12.13%	to	10.63%
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56)%	to	(11.75)%
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%	to	23.00%
Frank Sm Cap Val, Cl 4
2025	6,231	$1.31	to	$1.27	$8,076	0.92%	0.65%	to	1.55%	6.79%	to	5.84%
2024	4,048	$1.23	to	$1.20	$4,926	0.77%	0.65%	to	1.55%	10.88%	to	9.88%
2023	2,839	$1.11	to	$1.09	$3,129	0.42%	0.65%	to	1.55%	11.95%	to	10.93%
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65)%(5)	to	(2.23)%(5)
GS VIT Mid Cap Val, Inst
2025	10,530	$10.44	to	$6.55	$97,765	1.16%	0.55%	to	1.20%	8.79%	to	8.09%
2024	12,052	$9.59	to	$6.06	$103,251	0.98%	0.55%	to	1.20%	11.78%	to	11.05%
2023	13,864	$8.58	to	$5.45	$106,603	1.00%	0.55%	to	1.20%	10.81%	to	10.09%
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48)%	to	(11.06)%
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
GS VIT Sm Cap Eq Insights, Inst
2025	744	$7.45	to	$6.70	$5,150	0.72%	0.55%	to	0.95%	15.50%	to	15.04%
2024	844	$6.45	to	$5.83	$5,093	0.97%	0.55%	to	0.95%	18.40%	to	17.92%
2023	901	$5.45	to	$4.94	$4,602	1.00%	0.55%	to	0.95%	18.62%	to	18.15%
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82)%	to	(20.14)%
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%	to	22.62%
GS VIT Sm Cap Eq Insights, Serv
2025	4,624	$1.53	to	$1.48	$6,961	0.69%	0.65%	to	1.55%	15.07%	to	14.04%
2024	2,063	$1.33	to	$1.30	$2,706	1.14%	0.65%	to	1.55%	18.04%	to	16.98%
2023	902	$1.12	to	$1.11	$1,008	1.29%	0.65%	to	1.55%	18.18%	to	17.13%
RiverSource Variable Account 10 ■ 146

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77)%(5)	to	(6.32)%(5)
GS VIT U.S. Eq Insights, Inst
2025	17,060	$6.21	to	$5.00	$99,627	0.68%	0.55%	to	1.45%	15.11%	to	14.08%
2024	19,943	$5.40	to	$4.38	$101,544	0.62%	0.55%	to	1.45%	27.62%	to	26.47%
2023	23,461	$4.23	to	$3.46	$93,870	0.68%	0.55%	to	1.45%	23.13%	to	22.03%
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18)%	to	(20.89)%
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
Invesco VI Am Fran, Ser I
2025	2,582	$5.77	to	$5.46	$14,389	— %	0.55%	to	0.95%	11.05%	to	10.61%
2024	3,022	$5.20	to	$4.94	$15,204	— %	0.55%	to	0.95%	34.14%	to	33.61%
2023	3,517	$3.87	to	$3.70	$13,220	— %	0.55%	to	0.95%	40.16%	to	39.60%
2022	3,864	$2.76	to	$2.65	$10,393	— %	0.55%	to	0.95%	(31.49)%	to	(31.76)%
2021	4,117	$4.03	to	$3.88	$16,208	— %	0.55%	to	0.95%	11.31%	to	10.87%
Invesco VI Am Fran, Ser II
2025	7,916	$5.58	to	$4.93	$42,220	— %	0.55%	to	1.45%	10.78%	to	9.78%
2024	9,428	$5.03	to	$4.49	$45,554	— %	0.55%	to	1.45%	33.82%	to	32.61%
2023	11,541	$3.76	to	$3.39	$41,827	— %	0.55%	to	1.45%	39.83%	to	38.58%
2022	13,038	$2.69	to	$2.44	$33,926	— %	0.55%	to	1.45%	(31.67)%	to	(32.28)%
2021	14,122	$3.94	to	$3.61	$53,938	— %	0.55%	to	1.45%	11.04%	to	10.04%
Invesco VI Bal Risk Alloc, Ser II
2025	18,884	$1.51	to	$1.27	$26,952	6.80%	0.55%	to	1.90%	8.09%	to	6.64%
2024	19,882	$1.39	to	$1.19	$26,351	5.69%	0.55%	to	1.90%	2.99%	to	1.60%
2023	22,516	$1.35	to	$1.17	$29,098	— %	0.55%	to	1.90%	5.82%	to	4.40%
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98)%	to	(16.12)%
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%	to	7.21%
Invesco VI Comstock, Ser II
2025	21,021	$5.63	to	$1.46	$103,412	1.44%	0.55%	to	1.55%	16.50%	to	15.34%
2024	22,813	$4.84	to	$1.26	$97,684	1.49%	0.55%	to	1.55%	14.23%	to	13.09%
2023	25,314	$4.23	to	$1.12	$95,816	1.55%	0.55%	to	1.55%	11.48%	to	10.37%
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%	to	0.68%(5)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%	to	31.13%
Invesco VI Core Eq, Ser I
2025	10,209	$7.52	to	$7.52	$77,556	0.65%	1.25%	to	1.25%	14.72%	to	14.72%
2024	11,324	$6.56	to	$6.56	$75,004	0.69%	1.25%	to	1.25%	24.04%	to	24.04%
2023	12,684	$5.29	to	$5.29	$67,844	0.73%	1.25%	to	1.25%	21.84%	to	21.84%
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53)%	to	(21.53)%
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%	to	26.15%
Invesco VI Core Plus Bond, Ser II
2025	9,562	$1.08	to	$1.04	$10,174	4.41%	0.65%	to	1.55%	6.27%	to	5.32%
2024	7,052	$1.01	to	$0.99	$7,083	4.33%	0.65%	to	1.55%	2.05%	to	1.14%
2023	3,782	$0.99	to	$0.98	$3,735	3.83%	0.65%	to	1.55%	5.16%	to	4.23%
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93)%(5)	to	(5.50)%(5)
Invesco VI Dis Mid Cap Gro, Ser I
2025	8,772	$1.78	to	$1.71	$15,426	— %	0.55%	to	1.20%	4.21%	to	3.54%
2024	10,489	$1.71	to	$1.66	$17,744	— %	0.55%	to	1.20%	23.55%	to	22.74%
2023	11,608	$1.38	to	$1.35	$15,945	— %	0.55%	to	1.20%	12.53%	to	11.81%
2022	12,594	$1.23	to	$1.21	$15,421	— %	0.55%	to	1.20%	(31.36)%	to	(31.80)%
2021	14,159	$1.79	to	$1.77	$25,333	— %	0.55%	to	1.20%	18.45%	to	17.68%
Invesco VI Dis Mid Cap Gro, Ser II
2025	5,624	$1.75	to	$1.67	$9,655	— %	0.55%	to	1.45%	3.96%	to	3.03%
2024	6,804	$1.69	to	$1.62	$11,272	— %	0.55%	to	1.45%	23.24%	to	22.13%
2023	7,520	$1.37	to	$1.32	$10,148	— %	0.55%	to	1.45%	12.23%	to	11.23%
2022	8,247	$1.22	to	$1.19	$9,954	— %	0.55%	to	1.45%	(31.51)%	to	(32.12)%
2021	9,306	$1.78	to	$1.75	$16,458	— %	0.55%	to	1.45%	18.14%	to	17.08%
 147 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Div Divd, Ser I
2025	4,827	$3.68	to	$3.34	$17,071	1.60%	0.55%	to	1.20%	15.11%	to	14.36%
2024	5,577	$3.20	to	$2.92	$17,184	1.84%	0.55%	to	1.20%	12.59%	to	11.86%
2023	6,442	$2.84	to	$2.61	$17,683	1.96%	0.55%	to	1.20%	8.45%	to	7.75%
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22)%	to	(2.85)%
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%	to	17.48%
Invesco VI Div Divd, Ser II
2025	2,785	$3.39	to	$3.11	$9,282	1.38%	0.85%	to	1.45%	14.46%	to	13.78%
2024	3,107	$2.96	to	$2.73	$9,066	1.62%	0.85%	to	1.45%	12.00%	to	11.33%
2023	3,624	$2.65	to	$2.45	$9,457	1.70%	0.85%	to	1.45%	7.85%	to	7.21%
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75)%	to	(3.33)%
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%	to	16.89%
Invesco VI EQV Intl Eq, Ser II
2025	13,027	$2.86	to	$2.14	$33,605	1.16%	0.55%	to	1.45%	15.59%	to	14.56%
2024	14,981	$2.47	to	$1.87	$33,563	1.49%	0.55%	to	1.45%	(0.21)%	to	(1.11)%
2023	17,008	$2.48	to	$1.89	$38,321	— %	0.55%	to	1.45%	17.22%	to	16.18%
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95)%	to	(19.68)%
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%	to	4.09%
Invesco VI Gbl Strat Inc, Ser II
2025	63,676	$1.99	to	$1.01	$114,605	5.30%	0.55%	to	1.90%	12.14%	to	10.64%
2024	70,761	$1.77	to	$0.91	$113,889	2.66%	0.55%	to	1.90%	2.22%	to	0.85%
2023	78,192	$1.73	to	$0.90	$123,483	— %	0.55%	to	1.90%	8.01%	to	6.56%
2022	85,984	$1.60	to	$0.85	$126,018	— %	0.55%	to	1.90%	(12.20)%	to	(13.37)%
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09)%	to	(5.38)%
Invesco VI Global, Ser II
2025	27,392	$5.80	to	$3.13	$132,365	— %	0.55%	to	1.90%	14.38%	to	12.85%
2024	30,209	$5.07	to	$2.77	$127,717	— %	0.55%	to	1.90%	15.15%	to	13.60%
2023	33,561	$4.40	to	$2.44	$123,102	— %	0.55%	to	1.90%	33.71%	to	31.92%
2022	37,552	$3.29	to	$1.85	$103,293	— %	0.55%	to	1.90%	(32.31)%	to	(33.22)%
2021	41,188	$4.87	to	$2.77	$168,530	— %	0.55%	to	1.90%	14.54%	to	13.00%
Invesco VI Hlth, Ser II
2025	6,935	$3.90	to	$3.47	$25,967	— %	0.55%	to	1.45%	14.45%	to	13.43%
2024	8,537	$3.41	to	$3.05	$28,023	— %	0.55%	to	1.45%	3.30%	to	2.37%
2023	10,054	$3.30	to	$2.98	$32,073	— %	0.55%	to	1.45%	2.20%	to	1.29%
2022	11,724	$3.23	to	$2.95	$36,734	— %	0.55%	to	1.45%	(14.01)%	to	(14.78)%
2021	12,805	$3.75	to	$3.46	$46,666	— %	0.55%	to	1.45%	11.43%	to	10.43%
Invesco VI Main St, Ser II
2025	1,111	$2.47	to	$2.35	$2,735	0.32%	0.85%	to	1.45%	14.66%	to	13.98%
2024	1,199	$2.16	to	$2.06	$2,580	— %	0.85%	to	1.45%	22.34%	to	21.61%
2023	1,307	$1.76	to	$1.69	$2,299	0.48%	0.85%	to	1.45%	21.79%	to	21.07%
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98)%	to	(21.46)%
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%	to	25.40%
Invesco VI Mn St Sm Cap, Ser II
2025	22,347	$6.02	to	$3.15	$112,146	0.23%	0.55%	to	1.90%	7.84%	to	6.40%
2024	22,985	$5.58	to	$2.96	$107,467	— %	0.55%	to	1.90%	11.79%	to	10.28%
2023	23,472	$5.00	to	$2.68	$98,221	0.96%	0.55%	to	1.90%	17.18%	to	15.61%
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50)%	to	(17.62)%
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%	to	19.96%
Invesco VI Tech, Ser I
2025	5,841	$5.63	to	$5.65	$31,677	— %	0.55%	to	1.20%	19.81%	to	19.03%
2024	6,567	$4.70	to	$4.75	$29,890	— %	0.55%	to	1.20%	33.53%	to	32.66%
2023	7,330	$3.52	to	$3.58	$24,846	— %	0.55%	to	1.20%	46.14%	to	45.20%
2022	8,033	$2.41	to	$2.46	$18,662	— %	0.55%	to	1.20%	(40.28)%	to	(40.67)%
2021	8,637	$4.03	to	$4.15	$33,694	— %	0.55%	to	1.20%	13.78%	to	13.05%
RiverSource Variable Account 10 ■ 148

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Tech, Ser II
2025	5,923	$1.86	to	$1.80	$10,859	— %	0.65%	to	1.55%	19.38%	to	18.31%
2024	5,149	$1.56	to	$1.52	$7,935	— %	0.65%	to	1.55%	32.99%	to	31.78%
2023	2,929	$1.17	to	$1.15	$3,408	— %	0.65%	to	1.55%	45.77%	to	44.47%
2022	610	$0.80	to	$0.80	$490	— %	0.65%	to	1.55%	(20.88)%(5)	to	(21.36)%(5)
Janus Hend VIT Gbl Tech Innov, Srv
2025	9,820	$6.00	to	$2.06	$50,784	— %	0.55%	to	1.55%	24.16%	to	22.92%
2024	9,868	$4.83	to	$1.68	$43,523	— %	0.55%	to	1.55%	31.03%	to	29.72%
2023	9,595	$3.69	to	$1.29	$33,980	— %	0.55%	to	1.55%	53.43%	to	51.91%
2022	9,650	$2.40	to	$0.85	$22,290	— %	0.55%	to	1.55%	(37.47)%	to	(16.26)%(5)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%	to	16.34%
Janus Henderson VIT Bal, Serv
2025	95,492	$1.98	to	$1.78	$182,157	1.72%	0.55%	to	1.90%	14.19%	to	12.66%
2024	93,103	$1.73	to	$1.58	$156,291	1.78%	0.55%	to	1.90%	14.51%	to	12.97%
2023	89,611	$1.51	to	$1.40	$132,210	1.82%	0.55%	to	1.90%	14.51%	to	12.97%
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07)%	to	(18.18)%
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%	to	14.70%
Janus Henderson VIT Enter, Serv
2025	3,841	$3.92	to	$3.54	$14,098	0.05%	0.55%	to	0.95%	6.83%	to	6.40%
2024	4,236	$3.67	to	$3.32	$14,590	0.62%	0.55%	to	0.95%	14.69%	to	14.23%
2023	4,828	$3.20	to	$2.91	$14,534	0.09%	0.55%	to	0.95%	17.13%	to	16.67%
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61)%	to	(16.94)%
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%	to	15.44%
Janus Henderson VIT Flex Bd, Serv
2025	63,690	$1.19	to	$1.00	$71,267	4.58%	0.55%	to	1.90%	6.64%	to	5.21%
2024	60,128	$1.11	to	$0.95	$63,357	4.30%	0.55%	to	1.90%	1.07%	to	(0.29)%
2023	54,461	$1.10	to	$0.95	$57,033	3.72%	0.55%	to	1.90%	4.72%	to	3.33%
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37)%	to	(15.51)%
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66)%	to	(2.97)%
Janus Henderson VIT Forty, Serv
2025	4,224	$1.79	to	$1.73	$7,459	0.00%	0.65%	to	1.55%	17.10%	to	16.05%
2024	3,637	$1.53	to	$1.49	$5,506	0.01%	0.65%	to	1.55%	27.30%	to	26.15%
2023	2,031	$1.20	to	$1.18	$2,427	0.20%	0.65%	to	1.55%	38.75%	to	37.51%
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36)%(5)	to	(14.87)%(5)
Janus Henderson VIT Overseas, Serv
2025	12,043	$2.78	to	$1.43	$28,813	1.35%	0.55%	to	1.55%	27.87%	to	26.60%
2024	11,882	$2.17	to	$1.13	$22,946	1.34%	0.55%	to	1.55%	4.99%	to	3.94%
2023	10,521	$2.07	to	$1.09	$20,209	1.43%	0.55%	to	1.55%	9.98%	to	8.89%
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34)%	to	(0.29)%(5)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%	to	11.94%
Janus Henderson VIT Res, Serv
2025	12,401	$6.58	to	$5.14	$75,233	— %	0.55%	to	1.90%	17.45%	to	15.88%
2024	13,692	$5.60	to	$4.44	$71,065	— %	0.55%	to	1.90%	34.21%	to	32.41%
2023	15,163	$4.17	to	$3.35	$58,985	0.06%	0.55%	to	1.90%	42.03%	to	40.13%
2022	15,712	$2.94	to	$2.39	$43,311	— %	0.55%	to	1.90%	(30.45)%	to	(31.38)%
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%	to	17.79%
Lazard Ret Emer Mkts Eq, Serv
2025	1,625	$1.70	to	$1.65	$2,727	2.97%	0.65%	to	1.55%	40.85%	to	39.59%
2024	789	$1.21	to	$1.18	$946	3.79%	0.65%	to	1.55%	6.73%	to	5.77%
2023	332	$1.13	to	$1.11	$374	7.35%	0.65%	to	1.55%	21.48%	to	20.40%
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40)%(5)	to	(6.96)%(5)
Lazard Ret Global Dyn MA, Serv
2025	4,932	$1.92	to	$1.61	$8,906	1.07%	0.55%	to	1.90%	15.09%	to	13.55%
 149 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	5,920	$1.67	to	$1.42	$9,309	— %	0.55%	to	1.90%	8.00%	to	6.54%
2023	6,834	$1.54	to	$1.33	$10,001	— %	0.55%	to	1.90%	10.21%	to	8.73%
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83)%	to	(18.93)%
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%	to	9.83%
Lord Abt Bond Debenture, Cl VC
2025	9,193	$1.15	to	$1.11	$10,414	7.19%	0.65%	to	1.55%	7.63%	to	6.67%
2024	6,208	$1.07	to	$1.04	$6,556	7.23%	0.65%	to	1.55%	6.03%	to	5.07%
2023	3,237	$1.01	to	$0.99	$3,236	8.46%	0.65%	to	1.55%	5.87%	to	4.91%
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49)%(5)	to	(5.05)%(5)
Lord Abt Short Dur Inc, Cl VC
2025	19,089	$1.12	to	$1.09	$21,179	5.38%	0.65%	to	1.55%	5.22%	to	4.27%
2024	12,218	$1.07	to	$1.04	$12,919	5.37%	0.65%	to	1.55%	4.45%	to	3.51%
2023	8,565	$1.02	to	$1.01	$8,707	6.76%	0.65%	to	1.55%	4.37%	to	3.45%
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84)%(5)	to	(2.43)%(5)
LVIP AC Intl, Serv Cl
2025	6,183	$2.90	to	$1.19	$16,208	1.06%	0.55%	to	1.55%	15.18%	to	14.04%
2024	6,797	$2.52	to	$1.04	$15,613	1.36%	0.55%	to	1.55%	1.89%	to	0.88%
2023	7,365	$2.47	to	$1.03	$16,816	1.25%	0.55%	to	1.55%	11.81%	to	10.71%
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27)%	to	(6.43)%(5)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%	to	7.31%
LVIP AC Intl, Std Cl II
2025	2,229	$2.71	to	$2.44	$5,633	1.17%	0.55%	to	0.95%	15.35%	to	14.89%
2024	2,521	$2.35	to	$2.12	$5,543	1.61%	0.55%	to	0.95%	2.03%	to	1.63%
2023	2,880	$2.30	to	$2.09	$6,221	1.41%	0.55%	to	0.95%	11.96%	to	11.51%
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17)%	to	(25.47)%
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%	to	7.72%
LVIP AC Mid Cap Val, Serv Cl
2025	9,329	$3.86	to	$1.19	$36,463	1.61%	0.55%	to	1.55%	8.23%	to	7.16%
2024	10,175	$3.56	to	$1.11	$36,954	2.33%	0.55%	to	1.55%	7.93%	to	6.86%
2023	11,493	$3.30	to	$1.04	$38,655	2.17%	0.55%	to	1.55%	5.45%	to	4.40%
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92)%	to	(0.64)%(5)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%	to	21.25%
LVIP AC Ultra, Serv Cl
2025	5,815	$8.67	to	$7.61	$47,588	— %	0.55%	to	1.45%	12.06%	to	11.05%
2024	7,087	$7.73	to	$6.85	$51,965	— %	0.55%	to	1.45%	27.91%	to	26.76%
2023	8,647	$6.05	to	$5.40	$49,845	— %	0.55%	to	1.45%	42.49%	to	41.21%
2022	8,897	$4.24	to	$3.83	$36,106	— %	0.55%	to	1.45%	(32.83)%	to	(33.43)%
2021	9,890	$6.32	to	$5.75	$60,002	— %	0.55%	to	1.45%	22.32%	to	21.23%
LVIP AC Val, Serv Cl
2025	35,198	$5.83	to	$3.01	$169,454	1.43%	0.55%	to	1.90%	15.22%	to	13.67%
2024	40,099	$5.06	to	$2.65	$167,819	2.70%	0.55%	to	1.90%	8.69%	to	7.23%
2023	46,305	$4.65	to	$2.47	$177,917	2.23%	0.55%	to	1.90%	8.42%	to	6.98%
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24)%	to	(1.57)%
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%	to	21.95%
LVIP AC Val, Std Cl II
2025	3,881	$7.07	to	$6.37	$25,851	1.57%	0.55%	to	0.95%	15.38%	to	14.93%
2024	4,394	$6.13	to	$5.54	$25,432	2.81%	0.55%	to	0.95%	8.88%	to	8.44%
2023	5,194	$5.63	to	$5.11	$27,678	2.38%	0.55%	to	0.95%	8.50%	to	8.07%
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01)%	to	(0.41)%
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%	to	23.33%
LVIP JPM US Eq, Serv Cl
2025	3,796	$1.63	to	$1.58	$6,122	0.29%	0.65%	to	1.55%	13.51%	to	12.50%
2024	3,347	$1.44	to	$1.41	$4,772	0.37%	0.65%	to	1.55%	22.88%	to	21.77%
2023	3,279	$1.17	to	$1.15	$3,819	1.03%	0.65%	to	1.55%	16.04%(7)	to	15.34%(7)
RiverSource Variable Account 10 ■ 150

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Gbl Real Est, Serv Cl
2025	2,699	$0.89	to	$0.86	$2,379	1.25%	0.65%	to	1.55%	2.62%	to	1.71%
2024	1,873	$0.87	to	$0.85	$1,613	1.71%	0.65%	to	1.55%	(3.56)%	to	(4.43)%
2023	1,148	$0.90	to	$0.89	$1,029	0.55%	0.65%	to	1.55%	10.49%	to	9.50%
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74)%(5)	to	(17.24)%(5)
MFS Intl Gro, Serv Cl
2025	7,790	$1.44	to	$1.40	$11,087	0.79%	0.65%	to	1.55%	20.03%	to	18.95%
2024	4,684	$1.20	to	$1.17	$5,571	0.88%	0.65%	to	1.55%	8.05%	to	7.09%
2023	2,680	$1.11	to	$1.10	$2,962	1.17%	0.65%	to	1.55%	13.66%	to	12.66%
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98)%(5)	to	(2.56)%(5)
MFS Mass Inv Gro Stock, Serv Cl
2025	19,610	$3.43	to	$3.12	$64,914	0.02%	0.55%	to	1.45%	9.00%	to	8.03%
2024	22,853	$3.15	to	$2.88	$69,636	0.13%	0.55%	to	1.45%	15.34%	to	14.30%
2023	26,423	$2.73	to	$2.52	$70,051	0.05%	0.55%	to	1.45%	23.03%	to	21.93%
2022	29,550	$2.22	to	$2.07	$63,985	— %	0.55%	to	1.45%	(19.89)%	to	(20.61)%
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
MFS New Dis, Serv Cl
2025	6,087	$4.65	to	$4.72	$26,646	— %	0.55%	to	1.20%	11.94%	to	11.22%
2024	6,949	$4.15	to	$4.24	$27,284	— %	0.55%	to	1.20%	5.85%	to	5.16%
2023	8,074	$3.92	to	$4.03	$30,053	— %	0.55%	to	1.20%	13.63%	to	12.89%
2022	8,688	$3.45	to	$3.57	$28,558	— %	0.55%	to	1.20%	(30.38)%	to	(30.83)%
2021	9,511	$4.96	to	$5.16	$45,049	— %	0.55%	to	1.20%	1.02%	to	0.36%
MFS Research Intl, Serv Cl
2025	3,736	$1.34	to	$1.29	$4,935	1.35%	0.65%	to	1.55%	20.97%	to	19.89%
2024	2,556	$1.11	to	$1.08	$2,798	1.49%	0.65%	to	1.55%	2.12%	to	1.20%
2023	1,693	$1.08	to	$1.07	$1,821	1.00%	0.65%	to	1.55%	12.09%	to	11.10%
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09)%(5)	to	(3.66)%(5)
MFS Utilities, Serv Cl
2025	25,409	$6.51	to	$2.32	$133,208	2.73%	0.55%	to	1.90%	14.13%	to	12.60%
2024	26,564	$5.70	to	$2.06	$123,093	2.07%	0.55%	to	1.90%	10.73%	to	9.24%
2023	30,875	$5.15	to	$1.89	$128,927	3.30%	0.55%	to	1.90%	(2.86)%	to	(4.17)%
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07)%	to	(1.41)%
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%	to	11.68%
MS VIF Dis, Cl II
2025	13,721	$5.97	to	$3.53	$76,865	0.40%	0.55%	to	1.90%	11.82%	to	10.32%
2024	15,275	$5.34	to	$3.20	$77,103	— %	0.55%	to	1.90%	40.95%	to	39.05%
2023	18,521	$3.79	to	$2.30	$66,636	— %	0.55%	to	1.90%	43.34%	to	41.43%
2022	19,128	$2.64	to	$1.63	$48,221	— %	0.55%	to	1.90%	(63.17)%	to	(63.67)%
2021	18,790	$7.18	to	$4.48	$129,812	— %	0.55%	to	1.90%	(11.68)%	to	(12.87)%
NB AMT Quality Eq, Cl S
2025	3,484	$4.58	to	$3.87	$18,576	— %	0.60%	to	1.90%	12.75%	to	11.30%
2024	4,104	$4.06	to	$3.48	$19,494	— %	0.60%	to	1.90%	24.77%	to	23.15%
2023	4,558	$3.25	to	$2.83	$17,390	0.08%	0.60%	to	1.90%	25.81%	to	24.19%
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14)%	to	(20.18)%
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%	to	20.85%
Nom VIP Asset Strategy, Serv Cl
2025	6,810	$2.08	to	$1.75	$13,543	1.28%	0.55%	to	1.90%	16.02%	to	14.46%
2024	7,222	$1.80	to	$1.53	$12,398	1.85%	0.55%	to	1.90%	11.82%	to	10.32%
2023	8,132	$1.61	to	$1.39	$12,557	2.06%	0.55%	to	1.90%	13.31%	to	11.80%
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21)%	to	(16.34)%
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%	to	8.37%
Nom VIP for Inc, Serv Cl
2025	2,115	$1.22	to	$1.18	$2,557	6.00%	0.65%	to	1.55%	8.09%	to	7.13%
2024	1,483	$1.13	to	$1.11	$1,664	6.93%	0.65%	to	1.55%	5.61%	to	4.66%
 151 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	912	$1.07	to	$1.06	$974	5.86%	0.65%	to	1.55%	12.12%	to	11.12%
2022	413	$0.96	to	$0.95	$396	— %	0.65%	to	1.55%	(3.70)%(5)	to	(4.27)%(5)
Nom VIP Intl Core Eq, Serv Cl
2025	1,604	$1.22	to	$1.20	$1,950	0.40%	0.65%	to	1.55%	23.37%	to	22.26%
2024	1,295	$0.99	to	$0.98	$1,280	1.67%	0.65%	to	1.55%	(0.96)%(8)	to	(1.57)%(8)
PIMCO VIT All Asset, Advisor Cl
2025	20,773	$2.39	to	$1.46	$46,146	4.51%	0.55%	to	1.90%	13.57%	to	12.04%
2024	22,865	$2.11	to	$1.30	$44,867	6.26%	0.55%	to	1.90%	3.00%	to	1.62%
2023	26,172	$2.04	to	$1.28	$50,062	2.82%	0.55%	to	1.90%	7.43%	to	5.98%
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35)%	to	(13.53)%
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%	to	13.86%
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	3,512	$1.98	to	$1.64	$6,474	4.30%	0.55%	to	1.90%	21.10%	to	19.48%
2024	3,611	$1.63	to	$1.37	$5,518	3.40%	0.55%	to	1.90%	10.14%	to	8.66%
2023	3,886	$1.48	to	$1.26	$5,409	2.10%	0.55%	to	1.90%	12.25%	to	10.73%
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84)%	to	(19.93)%
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%	to	10.47%
PIMCO VIT Tot Return, Advisor Cl
2025	77,256	$1.18	to	$0.99	$85,914	4.00%	0.55%	to	1.90%	8.19%	to	6.73%
2024	67,842	$1.09	to	$0.93	$70,000	3.92%	0.55%	to	1.90%	1.87%	to	0.50%
2023	59,225	$1.07	to	$0.93	$60,236	3.48%	0.55%	to	1.90%	5.25%	to	3.84%
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85)%	to	(15.99)%
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91)%	to	(3.22)%
Put VT Global Hlth Care, Cl IB
2025	5,863	$5.66	to	$1.23	$23,667	— %	0.55%	to	1.55%	14.42%	to	13.29%
2024	6,586	$4.95	to	$1.09	$23,746	0.46%	0.55%	to	1.55%	0.87%	to	(0.16)%
2023	6,060	$4.91	to	$1.09	$24,465	0.30%	0.55%	to	1.55%	8.54%	to	7.47%
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19)%	to	2.06%(5)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%	to	17.98%
Put VT Intl Eq, Cl IB
2025	4,226	$3.27	to	$3.07	$12,980	0.01%	0.55%	to	1.20%	36.93%	to	36.04%
2024	4,328	$2.39	to	$2.26	$9,747	2.13%	0.55%	to	1.20%	2.40%	to	1.74%
2023	4,622	$2.33	to	$2.22	$10,188	0.04%	0.55%	to	1.20%	17.86%	to	17.10%
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23)%	to	(15.78)%
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%	to	7.52%
Put VT Intl Val, Cl IB
2025	5,183	$1.68	to	$1.62	$8,584	1.01%	0.65%	to	1.55%	33.81%	to	32.61%
2024	3,282	$1.25	to	$1.22	$4,074	2.16%	0.65%	to	1.55%	4.52%	to	3.59%
2023	2,141	$1.20	to	$1.18	$2,552	0.83%	0.65%	to	1.55%	17.91%	to	16.87%
2022	270	$1.02	to	$1.01	$275	— %	0.65%	to	1.55%	1.80%(5)	to	1.19%(5)
Put VT Lg Cap Val, Cl IB
2025	21,181	$1.64	to	$1.59	$34,286	1.20%	0.65%	to	1.55%	19.57%	to	18.50%
2024	12,873	$1.37	to	$1.34	$17,488	0.89%	0.65%	to	1.55%	18.37%	to	17.29%
2023	6,203	$1.16	to	$1.14	$7,147	1.44%	0.65%	to	1.55%	14.92%	to	13.90%
2022	1,744	$1.01	to	$1.00	$1,756	— %	0.65%	to	1.55%	0.54%(5)	to	(0.06)%(5)
Put VT Sus Fut, Cl IB
2025	2,011	$1.31	to	$1.26	$2,599	0.09%	0.65%	to	1.55%	1.99%	to	1.08%
2024	2,003	$1.28	to	$1.25	$2,545	— %	0.65%	to	1.55%	14.14%	to	13.11%
2023	1,495	$1.12	to	$1.10	$1,671	— %	0.65%	to	1.55%	27.69%	to	26.55%
2022	29	$0.88	to	$0.87	$27	— %	0.65%	to	1.55%	(12.79)%(5)	to	(13.31)%(5)
Put VT Sus Leaders, Cl IA
2025	9,706	$8.48	to	$8.48	$82,825	0.88%	1.25%	to	1.25%	9.61%	to	9.61%
2024	10,942	$7.74	to	$7.74	$85,174	0.38%	1.25%	to	1.25%	21.79%	to	21.79%
RiverSource Variable Account 10 ■ 152

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	12,137	$6.35	to	$6.35	$77,572	0.75%	1.25%	to	1.25%	24.85%	to	24.85%
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68)%	to	(23.68)%
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%	to	22.30%
Put VT Sus Leaders, Cl IB
2025	7,669	$7.03	to	$1.52	$38,633	0.67%	0.55%	to	1.55%	10.08%	to	8.99%
2024	8,345	$6.38	to	$1.39	$38,596	0.20%	0.55%	to	1.55%	22.34%	to	21.12%
2023	8,858	$5.22	to	$1.15	$35,481	0.51%	0.55%	to	1.55%	25.42%	to	24.17%
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33)%	to	(7.80)%(5)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%	to	22.06%
Royce Micro-Cap, Invest Cl
2025	1,230	$9.46	to	$8.51	$10,856	— %	0.55%	to	0.95%	13.27%	to	12.82%
2024	1,358	$8.35	to	$7.54	$10,610	— %	0.55%	to	0.95%	13.04%	to	12.59%
2023	1,549	$7.38	to	$6.70	$10,731	— %	0.55%	to	0.95%	18.13%	to	17.66%
2022	1,702	$6.25	to	$5.69	$10,011	— %	0.55%	to	0.95%	(22.86)%	to	(23.17)%
2021	1,881	$8.10	to	$7.41	$14,415	— %	0.55%	to	0.95%	29.27%	to	28.75%
Temp Global Bond, Cl 2
2025	17,188	$0.88	to	$0.74	$14,295	— %	0.55%	to	1.90%	15.10%	to	13.55%
2024	18,021	$0.77	to	$0.65	$13,063	— %	0.55%	to	1.90%	(11.86)%	to	(13.05)%
2023	21,204	$0.87	to	$0.75	$17,502	— %	0.55%	to	1.90%	2.32%	to	0.95%
2022	25,466	$0.85	to	$0.75	$20,671	— %	0.55%	to	1.90%	(5.47)%	to	(6.74)%
2021	28,021	$0.90	to	$0.80	$24,169	— %	0.55%	to	1.90%	(5.51)%	to	(6.78)%
Third Ave VST Third Ave Value
2025	1,600	$7.69	to	$6.92	$11,578	2.27%	0.55%	to	0.95%	34.11%	to	33.57%
2024	1,724	$5.74	to	$5.18	$9,341	2.47%	0.55%	to	0.95%	(2.81)%	to	(3.20)%
2023	1,993	$5.90	to	$5.35	$11,135	2.34%	0.55%	to	0.95%	20.15%	to	19.67%
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%	to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%	to	20.91%
VanEck VIP Global Gold, Cl S
2025	19,171	$3.42	to	$2.88	$61,563	1.32%	0.55%	to	1.90%	162.99%	to	159.48%
2024	26,810	$1.30	to	$1.11	$32,803	2.98%	0.55%	to	1.90%	13.78%	to	12.25%
2023	27,682	$1.14	to	$0.99	$29,906	— %	0.55%	to	1.90%	9.80%	to	8.34%
2022	28,070	$1.04	to	$0.91	$27,791	— %	0.55%	to	1.90%	(13.83)%	to	(14.99)%
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48)%	to	(15.63)%
VP Aggr, Cl 2
2025	269,443	$3.43	to	$2.40	$843,611	— %	0.55%	to	1.90%	16.99%	to	15.42%
2024	291,232	$2.94	to	$2.08	$791,147	— %	0.55%	to	1.90%	12.57%	to	11.06%
2023	323,688	$2.61	to	$1.87	$789,147	— %	0.55%	to	1.90%	16.58%	to	15.02%
2022	353,190	$2.24	to	$1.63	$745,332	— %	0.55%	to	1.90%	(18.63)%	to	(19.72)%
2021	379,327	$2.75	to	$2.03	$993,245	— %	0.55%	to	1.90%	15.12%	to	13.58%
VP Aggr, Cl 4
2025	136,132	$3.44	to	$2.98	$441,116	— %	0.55%	to	1.45%	16.99%	to	15.94%
2024	151,299	$2.94	to	$2.57	$421,014	— %	0.55%	to	1.45%	12.59%	to	11.58%
2023	173,886	$2.61	to	$2.31	$431,464	— %	0.55%	to	1.45%	16.55%	to	15.51%
2022	195,567	$2.24	to	$2.00	$417,888	— %	0.55%	to	1.45%	(18.64)%	to	(19.36)%
2021	212,647	$2.75	to	$2.48	$560,596	— %	0.55%	to	1.45%	15.14%	to	14.11%
VP Conserv, Cl 2
2025	274,993	$1.62	to	$1.21	$416,130	— %	0.55%	to	1.90%	9.61%	to	8.14%
2024	296,587	$1.48	to	$1.12	$410,773	— %	0.55%	to	1.90%	3.85%	to	2.45%
2023	327,628	$1.43	to	$1.10	$438,602	— %	0.55%	to	1.90%	7.87%	to	6.43%
2022	364,058	$1.32	to	$1.03	$453,757	— %	0.55%	to	1.90%	(16.01)%	to	(17.13)%
2021	386,140	$1.57	to	$1.24	$575,776	— %	0.55%	to	1.90%	2.25%	to	0.88%
VP Conserv, Cl 4
2025	162,174	$1.62	to	$1.41	$246,524	— %	0.55%	to	1.45%	9.61%	to	8.63%
2024	186,069	$1.48	to	$1.30	$259,183	— %	0.55%	to	1.45%	3.91%	to	2.98%
 153 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	215,364	$1.43	to	$1.26	$289,935	— %	0.55%	to	1.45%	7.80%	to	6.84%
2022	246,692	$1.32	to	$1.18	$309,416	— %	0.55%	to	1.45%	(15.96)%	to	(16.71)%
2021	279,904	$1.57	to	$1.42	$419,557	— %	0.55%	to	1.45%	2.25%	to	1.34%
VP Man Risk US, Cl 2
2025	231,359	$1.65	to	$1.47	$367,948	— %	0.55%	to	1.90%	8.99%	to	7.52%
2024	256,473	$1.51	to	$1.37	$375,871	— %	0.55%	to	1.90%	11.09%	to	9.59%
2023	276,365	$1.36	to	$1.25	$366,203	— %	0.55%	to	1.90%	13.92%	to	12.39%
2022	289,531	$1.19	to	$1.11	$338,221	— %	0.55%	to	1.90%	(17.67)%	to	(18.77)%
2021	246,733	$1.45	to	$1.37	$351,655	— %	0.55%	to	1.90%	12.72%	to	11.21%
VP Man Risk, Cl 2
2025	168,161	$1.48	to	$1.32	$240,305	— %	0.55%	to	1.90%	11.53%	to	10.04%
2024	180,267	$1.33	to	$1.20	$231,905	— %	0.55%	to	1.90%	8.81%	to	7.35%
2023	195,838	$1.22	to	$1.12	$232,534	— %	0.55%	to	1.90%	11.64%	to	10.15%
2022	196,286	$1.09	to	$1.02	$209,643	— %	0.55%	to	1.90%	(17.84)%	to	(18.94)%
2021	203,989	$1.33	to	$1.25	$266,275	— %	0.55%	to	1.90%	10.12%	to	8.64%
VP Man Vol Conserv Gro, Cl 2
2025	685,244	$1.51	to	$1.32	$1,014,427	— %	0.55%	to	1.90%	10.41%	to	8.93%
2024	772,013	$1.37	to	$1.21	$1,038,610	— %	0.55%	to	1.90%	6.22%	to	4.78%
2023	854,946	$1.29	to	$1.16	$1,086,575	— %	0.55%	to	1.90%	9.37%	to	7.91%
2022	938,364	$1.18	to	$1.07	$1,094,441	— %	0.55%	to	1.90%	(17.52)%	to	(18.62)%
2021	1,036,906	$1.43	to	$1.32	$1,472,908	— %	0.55%	to	1.90%	4.88%	to	3.47%
VP Man Vol Conserv, Cl 2
2025	408,093	$1.34	to	$1.14	$524,022	— %	0.55%	to	1.90%	8.57%	to	7.12%
2024	431,746	$1.24	to	$1.07	$512,434	— %	0.55%	to	1.90%	3.74%	to	2.34%
2023	458,306	$1.19	to	$1.04	$526,283	— %	0.55%	to	1.90%	7.28%	to	5.84%
2022	510,679	$1.11	to	$0.99	$548,639	— %	0.55%	to	1.90%	(16.45)%	to	(17.57)%
2021	529,357	$1.33	to	$1.20	$683,876	— %	0.55%	to	1.90%	2.06%	to	0.69%
VP Man Vol Gro, Cl 2
2025	5,373,893	$1.91	to	$1.75	$10,517,534	— %	0.55%	to	1.90%	14.12%	to	12.59%
2024	6,028,853	$1.68	to	$1.56	$10,374,473	— %	0.55%	to	1.90%	11.36%	to	9.86%
2023	6,709,472	$1.51	to	$1.42	$10,404,577	— %	0.55%	to	1.90%	13.96%	to	12.44%
2022	7,214,937	$1.32	to	$1.26	$9,852,364	— %	0.55%	to	1.90%	(19.87)%	to	(20.94)%
2021	7,665,951	$1.65	to	$1.59	$13,115,191	— %	0.55%	to	1.90%	11.28%	to	9.79%
VP Man Vol Mod Gro, Cl 2
2025	5,763,017	$1.72	to	$1.63	$10,496,627	— %	0.55%	to	1.90%	12.25%	to	10.75%
2024	6,634,278	$1.53	to	$1.47	$10,776,992	— %	0.55%	to	1.90%	8.81%	to	7.34%
2023	7,556,338	$1.41	to	$1.37	$11,297,787	— %	0.55%	to	1.90%	11.66%	to	10.16%
2022	8,355,742	$1.26	to	$1.24	$11,208,244	— %	0.55%	to	1.90%	(18.60)%	to	(19.69)%
2021	9,058,517	$1.55	to	$1.55	$14,986,546	— %	0.55%	to	1.90%	8.10%	to	6.65%
VP Mod Aggr, Cl 2
2025	757,694	$2.89	to	$2.03	$2,038,401	— %	0.55%	to	1.90%	15.07%	to	13.53%
2024	867,014	$2.51	to	$1.79	$2,036,640	— %	0.55%	to	1.90%	10.39%	to	8.90%
2023	990,336	$2.28	to	$1.65	$2,117,397	— %	0.55%	to	1.90%	14.31%	to	12.78%
2022	1,127,206	$1.99	to	$1.46	$2,119,616	— %	0.55%	to	1.90%	(18.04)%	to	(19.14)%
2021	1,295,509	$2.43	to	$1.80	$2,993,307	— %	0.55%	to	1.90%	11.69%	to	10.19%
VP Mod Aggr, Cl 4
2025	451,451	$2.90	to	$2.51	$1,231,672	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	522,434	$2.52	to	$2.20	$1,243,730	— %	0.55%	to	1.45%	10.37%	to	9.37%
2023	603,948	$2.28	to	$2.02	$1,308,145	— %	0.55%	to	1.45%	14.28%	to	13.26%
2022	689,542	$2.00	to	$1.78	$1,312,157	— %	0.55%	to	1.45%	(18.02)%	to	(18.75)%
2021	783,176	$2.43	to	$2.19	$1,824,824	— %	0.55%	to	1.45%	11.72%	to	10.72%
VP Mod Conserv, Cl 2
2025	527,994	$1.98	to	$1.45	$974,344	— %	0.55%	to	1.90%	11.48%	to	9.99%
2024	579,639	$1.78	to	$1.31	$962,902	— %	0.55%	to	1.90%	5.82%	to	4.40%
RiverSource Variable Account 10 ■ 154

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	648,002	$1.68	to	$1.26	$1,021,214	— %	0.55%	to	1.90%	9.90%	to	8.43%
2022	712,621	$1.53	to	$1.16	$1,025,805	— %	0.55%	to	1.90%	(16.55)%	to	(17.66)%
2021	787,086	$1.83	to	$1.41	$1,363,432	— %	0.55%	to	1.90%	5.16%	to	3.75%
VP Mod Conserv, Cl 4
2025	375,522	$1.98	to	$1.72	$698,086	— %	0.55%	to	1.45%	11.52%	to	10.52%
2024	437,246	$1.78	to	$1.56	$732,042	— %	0.55%	to	1.45%	5.81%	to	4.86%
2023	508,546	$1.68	to	$1.49	$807,957	— %	0.55%	to	1.45%	9.88%	to	8.90%
2022	581,044	$1.53	to	$1.36	$843,640	— %	0.55%	to	1.45%	(16.56)%	to	(17.31)%
2021	665,339	$1.83	to	$1.65	$1,162,608	— %	0.55%	to	1.45%	5.21%	to	4.26%
VP Mod, Cl 2
2025	2,862,223	$2.43	to	$1.74	$6,507,009	— %	0.55%	to	1.90%	13.23%	to	11.71%
2024	3,167,397	$2.15	to	$1.56	$6,385,038	— %	0.55%	to	1.90%	8.12%	to	6.66%
2023	3,490,897	$1.99	to	$1.46	$6,534,930	— %	0.55%	to	1.90%	12.34%	to	10.84%
2022	3,731,168	$1.77	to	$1.32	$6,245,287	— %	0.55%	to	1.90%	(17.06)%	to	(18.18)%
2021	3,901,973	$2.13	to	$1.61	$7,909,032	— %	0.55%	to	1.90%	8.41%	to	6.95%
VP Mod, Cl 4
2025	2,018,528	$2.44	to	$2.12	$4,625,470	— %	0.55%	to	1.45%	13.22%	to	12.20%
2024	2,304,588	$2.15	to	$1.89	$4,683,191	— %	0.55%	to	1.45%	8.11%	to	7.14%
2023	2,620,111	$1.99	to	$1.76	$4,944,759	— %	0.55%	to	1.45%	12.32%	to	11.32%
2022	2,930,322	$1.77	to	$1.58	$4,942,959	— %	0.55%	to	1.45%	(17.04)%	to	(17.78)%
2021	3,257,133	$2.14	to	$1.92	$6,649,080	— %	0.55%	to	1.45%	8.45%	to	7.47%
VP Ptnrs Core Bond, Cl 2
2025	17,233	$1.20	to	$1.00	$20,686	5.25%	0.60%	to	1.90%	6.64%	to	5.26%
2024	16,420	$1.12	to	$0.95	$18,541	3.47%	0.60%	to	1.90%	1.41%	to	0.09%
2023	14,110	$1.11	to	$0.95	$15,773	2.55%	0.60%	to	1.90%	5.42%	to	4.07%
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11)%	to	(15.22)%
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01)%	to	(3.26)%
VP Ptnrs Core Eq, Cl 2
2025	2,964	$4.33	to	$3.65	$14,521	— %	0.60%	to	1.90%	12.46%	to	11.01%
2024	2,989	$3.85	to	$3.29	$13,035	— %	0.60%	to	1.90%	22.36%	to	20.77%
2023	3,211	$3.14	to	$2.72	$11,488	— %	0.60%	to	1.90%	23.69%	to	22.10%
2022	3,470	$2.54	to	$2.23	$10,090	— %	0.60%	to	1.90%	(18.05)%	to	(19.10)%
2021	3,521	$3.10	to	$2.75	$12,507	— %	0.60%	to	1.90%	28.41%	to	26.75%
VP Ptnrs Core Eq, Cl 3
2025	3,935	$4.72	to	$4.04	$17,398	— %	0.55%	to	1.45%	12.65%	to	11.64%
2024	4,592	$4.19	to	$3.62	$18,107	— %	0.55%	to	1.45%	22.58%	to	21.48%
2023	5,663	$3.41	to	$2.98	$18,292	— %	0.55%	to	1.45%	23.87%	to	22.76%
2022	6,635	$2.76	to	$2.43	$17,356	— %	0.55%	to	1.45%	(17.89)%	to	(18.62)%
2021	7,412	$3.36	to	$2.98	$23,707	— %	0.55%	to	1.45%	28.63%	to	27.48%
VP Ptnrs Intl Core Eq, Cl 2
2025	13,379	$2.01	to	$1.73	$28,424	1.22%	0.60%	to	1.90%	23.81%	to	22.21%
2024	12,770	$1.62	to	$1.42	$22,017	1.07%	0.60%	to	1.90%	4.95%	to	3.59%
2023	12,129	$1.55	to	$1.37	$20,031	1.13%	0.60%	to	1.90%	16.65%	to	15.14%
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12)%	to	(21.15)%
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
VP Ptnrs Intl Gro, Cl 2
2025	16,367	$1.82	to	$1.55	$32,819	0.49%	0.60%	to	1.90%	16.81%	to	15.29%
2024	18,090	$1.56	to	$1.35	$31,174	0.46%	0.60%	to	1.90%	(2.00)%	to	(3.28)%
2023	19,142	$1.59	to	$1.39	$33,812	0.24%	0.60%	to	1.90%	13.77%	to	12.31%
2022	20,432	$1.40	to	$1.24	$31,851	— %	0.60%	to	1.90%	(27.31)%	to	(28.25)%
2021	20,542	$1.93	to	$1.73	$44,210	— %	0.60%	to	1.90%	9.67%	to	8.25%
VP Ptnrs Intl Val, Cl 2
2025	14,925	$1.90	to	$1.66	$28,252	2.60%	0.60%	to	1.90%	34.04%	to	32.31%
2024	17,300	$1.42	to	$1.26	$24,437	2.56%	0.60%	to	1.90%	3.68%	to	2.33%
 155 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	17,866	$1.37	to	$1.23	$24,465	1.94%	0.60%	to	1.90%	16.27%	to	14.77%
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29)%	to	(13.41)%
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
VP Ptnrs Sm Cap Gro, Cl 2
2025	5,790	$2.49	to	$2.09	$18,786	— %	0.60%	to	1.90%	7.22%	to	5.83%
2024	6,895	$2.32	to	$1.98	$19,636	— %	0.60%	to	1.90%	17.99%	to	16.46%
2023	5,906	$1.97	to	$1.70	$15,824	— %	0.60%	to	1.90%	6.30%	to	4.93%
2022	5,632	$1.85	to	$1.62	$14,256	— %	0.60%	to	1.90%	(29.55)%	to	(30.46)%
2021	4,587	$2.63	to	$2.33	$16,540	— %	0.60%	to	1.90%	7.37%	to	5.99%
VP Ptnrs Sm Cap Val, Cl 2
2025	3,908	$2.32	to	$1.97	$10,758	— %	0.60%	to	1.90%	6.43%	to	5.06%
2024	4,412	$2.18	to	$1.87	$11,351	— %	0.60%	to	1.90%	7.05%	to	5.67%
2023	4,597	$2.04	to	$1.77	$11,216	— %	0.60%	to	1.90%	10.42%	to	9.00%
2022	4,739	$1.85	to	$1.63	$10,581	— %	0.60%	to	1.90%	(13.68)%	to	(14.79)%
2021	4,206	$2.14	to	$1.91	$10,987	— %	0.60%	to	1.90%	23.01%	to	21.43%
VP Ptnrs Sm Cap Val, Cl 3
2025	9,578	$5.19	to	$2.55	$41,918	— %	0.55%	to	1.45%	6.62%	to	5.67%
2024	10,814	$4.87	to	$2.41	$44,446	— %	0.55%	to	1.45%	7.23%	to	6.27%
2023	12,365	$4.54	to	$2.27	$47,500	— %	0.55%	to	1.45%	10.65%	to	9.66%
2022	13,574	$4.10	to	$2.07	$47,332	— %	0.55%	to	1.45%	(13.54)%	to	(14.31)%
2021	14,915	$4.75	to	$2.42	$60,409	— %	0.55%	to	1.45%	23.21%	to	22.10%
VP US Flex Conserv Gro, Cl 2
2025	201,637	$1.40	to	$1.33	$291,896	— %	0.55%	to	1.90%	8.62%	to	7.17%
2024	227,809	$1.29	to	$1.24	$304,818	— %	0.55%	to	1.90%	8.81%	to	7.34%
2023	244,360	$1.18	to	$1.16	$301,739	— %	0.55%	to	1.90%	10.61%	to	9.14%
2022	252,349	$1.07	to	$1.06	$282,912	— %	0.55%	to	1.90%	(17.19)%	to	(18.30)%
2021	252,398	$1.29	to	$1.30	$343,216	— %	0.55%	to	1.90%	6.91%	to	5.47%
VP US Flex Gro, Cl 2
2025	2,129,236	$1.76	to	$1.78	$4,118,963	— %	0.55%	to	1.90%	10.46%	to	8.98%
2024	2,318,767	$1.59	to	$1.63	$4,077,644	— %	0.55%	to	1.90%	16.50%	to	14.93%
2023	2,426,805	$1.37	to	$1.42	$3,678,128	— %	0.55%	to	1.90%	16.16%	to	14.61%
2022	2,536,094	$1.18	to	$1.24	$3,322,898	— %	0.55%	to	1.90%	(19.17)%	to	(20.26)%
2021	2,507,111	$1.45	to	$1.55	$4,081,955	— %	0.55%	to	1.90%	14.87%	to	13.32%
VP US Flex Mod Gro, Cl 2
2025	1,140,840	$1.57	to	$1.55	$1,918,837	— %	0.55%	to	1.90%	9.50%	to	8.03%
2024	1,270,198	$1.44	to	$1.43	$1,959,031	— %	0.55%	to	1.90%	12.57%	to	11.05%
2023	1,352,692	$1.28	to	$1.29	$1,861,012	— %	0.55%	to	1.90%	13.24%	to	11.73%
2022	1,428,099	$1.13	to	$1.15	$1,742,584	— %	0.55%	to	1.90%	(17.99)%	to	(19.09)%
2021	1,457,022	$1.38	to	$1.43	$2,177,512	— %	0.55%	to	1.90%	10.86%	to	9.38%
WA Var Global Hi Yd Bond, Cl II
2025	9,445	$1.45	to	$1.22	$12,768	6.29%	0.55%	to	1.90%	9.34%	to	7.88%
2024	10,347	$1.32	to	$1.13	$12,853	6.10%	0.55%	to	1.90%	6.12%	to	4.68%
2023	9,036	$1.25	to	$1.08	$10,681	4.99%	0.55%	to	1.90%	9.35%	to	7.89%
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35)%	to	(15.49)%
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86)%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

RiverSource Variable Account 10 ■ 156

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 2, 2022.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on April 28, 2023.
(8)	New subaccount operations commenced on April 26, 2024.
 157 ■ RiverSource Variable Account 10

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion

We have audited the accompanying consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2026

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2025, $26,292; 2024, $23,127; allowance for credit losses: 2025, $1; 2024, $1)	$26,105	$22,259
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $10; 2024, $10)	1,927	1,797
Policy loans	1,056	982
Other investments (allowance for credit losses: 2025, nil; 2024, nil)	95	115
Total investments	29,183	25,153
Investments of consolidated investment entities, at fair value	2,618	2,387
Cash and cash equivalents	3,616	2,483
Cash of consolidated investment entities, at fair value	150	373
Market risk benefits	2,274	2,182
Reinsurance recoverables (allowance for credit losses: 2025, $19; 2024, $20)	4,213	4,046
Receivables	5,621	6,042
Receivables of consolidated investment entities, at fair value	30	31
Accrued investment income	239	216
Deferred acquisition costs	2,611	2,661
Other assets	14,059	10,482
Other assets of consolidated investment entities, at fair value	—	2
Separate account assets	77,645	75,576
Total assets	$142,259	$131,634

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$46,492	$41,863
Market risk benefits	1,182	1,263
Short-term borrowings	200	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,585	2,429
Other liabilities	11,727	8,298
Other liabilities of consolidated investment entities, at fair value	159	314
Separate account liabilities	77,645	75,576
Total liabilities	140,490	130,444
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(298)	(400)
Accumulated other comprehensive income (loss), net of tax	(402)	(879)
Total shareholder’s equity	1,769	1,190
Total liabilities and shareholder’s equity	$142,259	$131,634

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$392	$472	$448
Net investment income	1,685	1,546	1,304
Policy and contract charges	2,147	2,060	2,020
Other revenues	571	578	590
Net realized investment gains (losses)	(63)	(81)	(70)
Total revenues	4,732	4,575	4,292

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,305	1,299	1,348
Interest credited to fixed accounts	475	616	654
Remeasurement (gains) losses of future policy benefit reserves	10	(44)	(20)
Change in fair value of market risk benefits	1,004	628	798
Amortization of deferred acquisition costs	234	234	239
Interest and debt expense	185	192	192
Other insurance and operating expenses	732	729	697
Total benefits and expenses	3,945	3,654	3,908
Pretax income (loss)	787	921	384
Income tax provision (benefit)	85	103	(10)
Net income	$702	$818	$394

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2025	2024	2023

Net income	$702	$818	$394
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	528	(276)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(72)	153	(54)
Effect of changes in instrument-specific credit risk on market risk benefits	20	(62)	(65)
Other	1	—	—
Total other comprehensive income (loss), net of tax	477	(185)	390
Total comprehensive income (loss)	$1,179	$633	$784

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$3	$2,466	$(412)	$(1,084)	$973
Net income	—	—	394	—	394
Other comprehensive loss, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive income, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2024	3	2,466	(400)	(879)	1,190
Net income	—	—	702	—	702
Other comprehensive loss, net of tax	—	—	—	477	477
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2025	$3	$2,466	$(298)	$(402)	$1,769

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$702	$818	$394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(187)	(195)	(205)
Deferred income tax (benefit) expense	174	404	100
Contractholder and policyholder charges, non-cash	(400)	(407)	(403)
Loss from equity method investments	21	28	26
Net realized investment (gains) losses	6	12	46
Impairments and provision for loan losses	—	(1)	(20)
Net losses (gains) of consolidated investment entities	12	(13)	23
Changes in operating assets and liabilities:
Deferred acquisition costs	50	35	63
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	5,013	4,238	3,474
Derivatives, net of collateral	(370)	(1,669)	(666)
Reinsurance recoverables	(43)	89	100
Receivables	226	291	333
Accrued investment income	(23)	(40)	(31)
Current income tax, net	(19)	(15)	(323)
Other operating assets and liabilities of consolidated investment entities	6	1	(5)
Other, net	78	92	134
Net cash provided by (used in) operating activities	5,246	3,668	3,040

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	351	1,106	617
Maturities, sinking fund payments and calls	2,317	1,775	963
Purchases	(5,894)	(6,039)	(4,187)
Proceeds from sales, maturities and repayments of mortgage loans	134	123	118
Funding of mortgage loans	(264)	(196)	(74)
Proceeds from sales and collections of other investments	17	34	29
Purchase of other investments	(18)	(14)	(15)
Purchase of investments by consolidated investment entities	(1,431)	(1,125)	(427)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	988	1,117	643
Purchase of equipment and software	(11)	(10)	(10)
Change in policy loans, net	(74)	(70)	(65)
Cash paid for deposit receivable	(29)	(33)	(39)
Cash received for deposit receivable	427	592	774
Advance on line of credit to Ameriprise Financial, Inc.	(140)	(450)	(850)
Repayment from Ameriprise Financial, Inc. on line of credit	140	450	850
Cash paid for written options with deferred premiums	(50)	(57)	(59)
Cash received from written options with deferred premiums	20	22	43
Other, net	(35)	(1)	25
Net cash provided by (used in) investing activities	(3,552)	(2,776)	(1,664)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,293	1,470	1,476
Net transfers from (to) separate accounts	(163)	(176)	(132)
Surrenders and other benefits	(1,487)	(1,765)	(2,102)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	3	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(3)	—
Cash paid for purchased options with deferred premiums	(121)	(148)	(53)
Cash received for purchased options with deferred premiums	96	229	251
Borrowings by consolidated investment entities	1,120	1,273	—
Repayments of debt by consolidated investment entities	(922)	(1,004)	(275)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(784)	(721)	(1,435)
Net increase (decrease) in cash and cash equivalents	910	171	(59)
Cash and cash equivalents at beginning of period	2,856	2,685	2,744
Cash and cash equivalents at end of period	$3,766	$2,856	$2,685

Supplemental Disclosures:
Interest paid excluding consolidated investment entities	$27	$38	$28
Interest paid by consolidated investment entities	160	176	177

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its

RiverSource Life Insurance Company

position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Company

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may

RiverSource Life Insurance Company

contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2025 and 2024, land, buildings, equipment and software were $109 million and $113 million, net of accumulated depreciation of $273 million and $258 million as of December 31, 2025 and 2024, respectively. Depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023 was $15 million, $14 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

RiverSource Life Insurance Company

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the

RiverSource Life Insurance Company

contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of

RiverSource Life Insurance Company

the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of

RiverSource Life Insurance Company

the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software

RiverSource Life Insurance Company

development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$155	$158	$152
Unaffiliated	16	16	14
Total	171	174	166
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	40	41	39
Unaffiliated	20	19	17
	60	60	56
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	330	320	307
Unaffiliated	5	5	4
	335	325	311
Total	395	385	367
Total revenue from contracts with customers	566	559	533
Revenue from other sources(1)	4,166	4,016	3,759
Total revenues	$4,732	$4,575	$4,292

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Company

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $53 million and $50 million as of December 31, 2025 and 2024, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $6 million and $2 million as of December 31, 2025 and 2024, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $29 million and $46 million as

RiverSource Life Insurance Company

of December 31, 2025 and 2024, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of both December 31, 2025 and 2024. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$71	$—	$71
Syndicated loans	—	2,458	89	2,547
Total investments	—	2,529	89	2,618
Receivables	—	30	—	30
Total assets at fair value	$—	$2,559	$89	$2,648
Liabilities
Debt(1)	$—	$2,585	$—	$2,585
Other liabilities	—	159	—	159
Total liabilities at fair value	$—	$2,744	$—	$2,744

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks	Syndicated Loans
Balance at January 1, 2025	$1	$118
Total gains (losses) included in:
Net income	—	(3	)(1)
Purchases	—	145
Sales	—	(84)
Settlements	—	(14)
Transfers into Level 3	—	186
Transfers out of Level 3	(1)	(259)
Balance at December 31, 2025	$—	$89
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2025	$—	$(1	)(1)

RiverSource Life Insurance Company

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2025 and 2024 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2025	2024
Syndicated Loans
Unpaid principal balance	$2,632	$2,406
Excess unpaid principal over fair value	(85)	(72)
Fair value	$2,547	$2,334
Fair value of loans more than 90 days past due	$1	$1
Fair value of loans in nonaccrual status	$1	$1
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	$14	$5
Debt
Unpaid principal balance	$2,819	$2,633
Excess unpaid principal over fair value	(234)	(204)
Carrying value(1)	$2,585	$2,429

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

During 2025, the Company launched one new CLO that issued debt of $406 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2025, 2024 and 2023.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2025	2024	2025	2024
Debt of consolidated CLOs due 2030-2038	$2,585	$2,429	5.1%	5.9%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.3%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$15,751	$394	$(463)	$—	$15,682
Residential mortgage backed securities	5,542	53	(178)	—	5,417
Commercial mortgage backed securities	2,142	13	(51)	—	2,104
State and municipal obligations	657	36	(15)	(1)	677
Asset backed securities	2,198	29	(4)	—	2,223
Foreign government bonds and obligations	1	—	—	—	1
U.S. government and agency obligations	1	—	—	—	1
Total	$26,292	$525	$(711)	$(1)	$26,105

RiverSource Life Insurance Company

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

As of December 31, 2025 and 2024, accrued interest of $233 million and $208 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $577 million and $497 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,703	$4,670	18%	$4,416	$4,284	19%
AA	5,932	5,869	22	4,455	4,256	19
A	4,386	4,412	17	2,689	2,650	12
BBB	10,964	10,866	42	11,279	10,786	49
Below investment grade	307	288	1	288	283	1
Total fixed maturities	$26,292	$26,105	100%	$23,127	$22,259	100%

As of December 31, 2025 and 2024, approximately 57% and 55% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively.

The Company invests in certain asset backed securities issued by affiliates. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025, the Company had 2 affiliated issuers with holdings totaling $830 million that were individually between 18% and 29% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had 2 affiliated issuers with holdings totaling $879 million that were individually between 26% and 48% of the Company’s total shareholder’s equity. As of December 31, 2025, the Company had an additional 30 unaffiliated issuers with holdings totaling $7.0 billion that individually were between 10% and 19% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had an additional 47 unaffiliated issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	108	$1,560	$(48)	314	$5,175	$(415)	422	$6,735	$(463)
Residential mortgage backed securities	22	415	(1)	192	1,675	(177)	214	2,090	(178)
Commercial mortgage backed securities	8	113	—	129	1,159	(51)	137	1,272	(51)
State and municipal obligations	14	90	(2)	39	127	(13)	53	217	(15)
Asset backed securities	1	10	—	13	54	(4)	14	64	(4)
Total	153	$2,188	$(51)	687	$8,190	$(660)	840	$10,378	$(711)

	December 31, 2024
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of both December 31, 2025 and 2024, approximately 96% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2023	$20	$2	$22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	—	1	1
Reductions for securities sold during the period (realized)	—	—	—
Balance at December 31, 2025	$—	$1	$1

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Gross realized investment gains	$13	$34	$11
Gross realized investment losses	(19)	(46)	(57)
Credit reversals (losses)	—	1	20
Other impairments	—	—	(1)
Total	$(6)	$(11)	$(27)

RiverSource Life Insurance Company

Credit reversals for the year ended December 31, 2023 were the result of the sale of a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2023 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$176	$176
Due after one year through five years	3,603	3,526
Due after five years through 10 years	5,955	5,995
Due after 10 years	6,676	6,664
	16,410	16,361
Residential mortgage backed securities	5,542	5,417
Commercial mortgage backed securities	2,142	2,104
Asset backed securities	2,198	2,223
Total	$26,292	$26,105

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Available-for-Sale securities(1)	$1,196	$1,007	$814
Mortgage loans	82	73	69
Other investments and receivables(1)	432	492	447
	1,710	1,572	1,330
Less: investment expenses	25	26	26
Total	$1,685	$1,546	$1,304

(1)

Prior period amounts associated with investment income from Available-for-Sale securities have been disaggregated to conform with current period presentation with remaining amounts included in Other investments and receivables.

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Fixed maturities	$(6)	$(11)	$(27)
Mortgage loans	1	(1)	1
Other investments	(58)	(69)	(44)
Total	$(63)	$(81)	$(70)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2023	$11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	10
Provisions	—
Balance at December 31, 2025	$10

RiverSource Life Insurance Company

As of December 31, 2025 and 2024, accrued interest on commercial loans was $18 million and $17 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2025, 2024 and 2023, the Company purchased $17 million, $3 million and $1 million, respectively, of syndicated loans, and sold $6 million, $2 million and $1 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
Loan-to-Value Ratio (in millions)	2025	2024	2023	2022	2021	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	—	53	53
60% - 80%	74	80	18	7	—	98	277
40% - 60%	127	87	38	27	62	328	669
< 40%	39	12	8	63	100	701	923
Total	$240	$179	$64	$97	$162	$1,195	$1,937

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
East North Central	$179	$177	9%	10%
East South Central	43	40	2	2
Middle Atlantic	112	118	6	7
Mountain	157	149	8	8
New England	22	24	1	1
Pacific	667	602	34	33
South Atlantic	541	477	28	26
West North Central	108	117	6	7
West South Central	108	103	6	6

Total	$1,937	$1,807	100%	100%

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
Apartments	$557	$494	29%	27%
Hotel	40	33	2	2
Industrial	384	337	20	19
Mixed use	74	58	4	3
Office	181	208	9	12
Retail	516	533	27	29
Other	185	144	9	8

Total	$1,937	$1,807	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2025 and 2024 was $37 million and $36 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2025 and 2024. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2025
Internal Risk Rating (in millions)	2025	2024	2023	2022	2021	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	4	—	—	—	—	—	4
Risk 2	7	6	1	—	1	2	17
Risk 1	8	7	1	—	—	—	16
Total	$19	$13	$2	$—	$1	$2	$37

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.4 billion and $5.8 billion as of December 31, 2025 and 2024, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2025 and 2024.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2025	$1,388	$276	$28	$4	$103	$553
Capitalization of acquisition costs	24	88	—	—	—	62
Amortization	(111)	(39)	(5)	(1)	(7)	(45)
Balance at December 31, 2025	$1,301	$325	$23	$3	$96	$570

RiverSource Life Insurance Company

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$210	$2	$10	$17	$70	$2,661
Capitalization of acquisition costs	2	—	3	2	3	184
Amortization	(15)	(1)	—	(2)	(8)	(234)
Balance at December 31, 2025	$197	$1	$13	$17	$65	$2,611

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$121	$10	$131
Amortization	(12)	(2)	(14)
Balance at December 31, 2025	$109	$8	$117

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2025 and 2024, traditional life and UL insurance policies in force were $197.5 billion and $198.1 billion, respectively, of which $142.3 billion and $143.5 billion as of December 31, 2025 and 2024 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Direct premiums	$616	$696	$674
Reinsurance ceded	(224)	(224)	(226)
Net premiums	$392	$472	$448

Policy and contract charges are presented on the Consolidated Statements of Income net of $199 million, $188 million and $180 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $561 million, $466 million and $438 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $2.7 billion and $2.6 billion related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $333 million and $351 million related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2025	2024
Policyholder account balances
Policyholder account balances	$37,005	$32,542
Future policy benefits
Reserve for future policy benefits	7,601	7,418
Deferred profit liability	130	118
Additional liabilities for insurance guarantees	1,500	1,389
Other insurance and annuity liabilities	78	192
Total future policy benefits	9,309	9,117
Policy claims and other policyholders’ funds	178	204
Total policyholder account balances, future policy benefits and claims	$46,492	$41,863

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

RiverSource Life Insurance Company

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices, subject to either a cap or floor. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2025	$3,680	$16,330	$5,369	$305	$447
Contract deposits	57	3,816	35	—	73
Policy charges	(13)	(4)	—	—	—
Surrenders and other benefits	(486)	(846)	(677)	(26)	(99)
Net transfer from (to) separate account liabilities	(31)	—	—	—	—
Variable account index-linked adjustments	—	2,206	—	—	—
Interest credited	113	2	191	10	14
Balance at December 31, 2025	$3,320	$21,504	$4,918	$289	$435
Weighted-average crediting rate	3.3%	1.9%	3.8%	2.1%	N/A
Cash surrender value(1)	$3,302	$20,582	$4,916	$272	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,405	$1,647	$2,894	$465	$32,542
Contract deposits	138	318	165	—	4,602
Policy charges	(169)	(91)	(123)	—	(400)
Surrenders and other benefits	(72)	(102)	(71)	(45)	(2,424)
Net transfer from (to) separate account liabilities	—	(132)	—	—	(163)
Variable account index-linked adjustments	—	—	—	—	2,206
Interest credited	47	65	183	17	642
Balance at December 31, 2025	$1,349	$1,705	$3,048	$437	$37,005
Weighted-average crediting rate	3.6%	3.9%	3.0%	4.0%
Net amount at risk	$7,944	$57,269	$13,040	$121
Cash surrender value(1)	$1,241	$1,109	$2,640	$274

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

RiverSource Life Insurance Company

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2025
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$7	$62	$82	$20	$—	$171
	2%	–	2.99%	89	8	—	—	—	97
	3%	–	3.99%	1,686	—	—	1	—	1,687
	4%	–	5.00%	1,321	—	—	—	—	1,321

	Total			$3,103	$70	$82	$21	$—	$3,276

Fixed accounts of structured variable annuities	1%	–	1.99%	$—	$26	$26	$1	$—	$53
	2%	–	2.99%	16	—	—	—	—	16
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$17	$26	$26	$1	$—	$70

Fixed annuities	1%	–	1.99%	$—	$182	$143	$103	$19	$447
	2%	–	2.99%	13	16	2	—	—	31
	3%	–	3.99%	2,116	1	1	—	—	2,118
	4%	–	5.00%	2,312	—	—	—	—	2,312

	Total			$4,441	$199	$146	$103	$19	$4,908

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$4	$13	$—	$19
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$4	$13	$—	$19

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	47	6	19	2	1	75
	3%	–	3.99%	789	—	4	7	—	800
	4%	–	5.00%	442	5	—	—	—	447

	Total			$1,278	$11	$23	$9	$1	$1,322

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$3	$1	$48	$52
	2%	–	2.99%	1	16	2	1	14	34
	3%	–	3.99%	98	1	3	14	—	116
	4%	–	5.00%	524	25	—	—	—	549

	Total			$623	$42	$8	$16	$62	$751

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$2	$2
	2%	–	2.99%	—	—	—	135	—	135
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$—	$—	$135	$2	$137

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	24	—	—	—	—	24
	4%	–	5.00%	249	—	—	—	—	249

	Total			$273	$—	$—	$—	$—	$273

Total	1%	–	1.99%	$7	$272	$258	$138	$69	$744
	2%	–	2.99%	166	46	23	138	15	388
	3%	–	3.99%	4,714	2	8	22	—	4,746
	4%	–	5.00%	4,848	30	—	—	—	4,878

	Total			$9,735	$350	$289	$298	$84	$10,756

RiverSource Life Insurance Company

		December 31, 2025
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	0.1	—	0.2	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$737	$53	$1,057	$1,847
Beginning balance at original discount rate	—	774	59	1,072	1,905
Effect of changes in cash flow assumptions	—	58	(19)	(8)	31
Effect of actual variances from expected experience	—	(17)	(12)	1	(28)
Adjusted beginning of year balance	$—	$815	$28	$1,065	$1,908
Issuances	141	60	9	—	210
Interest accrual	1	39	2	50	92
Net premiums collected	(142)	(78)	(2)	(138)	(360)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$836	$37	$977	$1,850
Effect of changes in discount rate assumptions	—	(23)	(4)	11	(16)
Balance at December 31, 2025	$—	$813	$33	$988	$1,834
Present Value of Future Policy Benefits:
Balance at January 1, 2025	$1,204	$1,322	$545	$6,187	$9,258
Beginning balance at original discount rate	1,289	1,353	535	6,408	9,585
Effect of changes in cash flow assumptions	(2)	27	(30)	25	20
Effect of actual variances from expected experience	(5)	(20)	(25)	13	(37)
Adjusted beginning of year balance	$1,282	$1,360	$480	$6,446	$9,568
Issuances	141	60	9	—	210
Interest accrual	57	74	30	316	477
Benefit payments	(162)	(114)	(41)	(440)	(757)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,318	$1,380	$478	$6,322	$9,498
Effect of changes in discount rate assumptions	(45)	(2)	21	(45)	(71)
Balance at December 31, 2025	$1,273	$1,378	$499	$6,277	$9,427
Adjustment due to reserve flooring	$—	$8	$—	$—	$8
Net liability for future policy benefits	$1,273	$573	$466	$5,289	$7,601
Less: reinsurance recoverable	703	408	20	2,657	3,788
Net liability for future policy benefits, after reinsurance recoverable	$570	$165	$446	$2,632	$3,813

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Discounted expected future gross premiums	$—	$1,971	$809	$1,173	$3,953
Expected future gross premiums	$—	$3,334	$1,126	$1,554	$6,014
Expected future benefit payments	$1,906	$2,328	$789	$10,218	$15,241
Weighted average interest accretion rate	4.4%	6.2%	6.3%	5.0%
Weighted average discount rate	5.0%	5.3%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net increase in future policy benefit reserves, primarily due to net unfavorable changes in LTC morbidity and mortality assumptions partially offset by favorable changes to disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,301	$80	$8	$1,389
Interest accrual	40	5	1	46
Benefit accrual	132	10	2	144
Benefit payments	(84)	(14)	(4)	(102)
Effect of actual variances from expected experience	11	(1)	2	12
Impact of change in net unrealized (gains) losses on securities	9	—	2	11
Balance at December 31, 2025	$1,409	$80	$11	$1,500
Weighted average interest accretion rate	2.9%	6.8%	3.8%
Weighted average discount rate	3.1%	7.1%	3.9%
Weighted average duration of reserves (in years)	9	8	7

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$157	$56	$226	$55
Term and whole life insurance	174	35	172	35
Disability income insurance	114	28	119	31
Long term care insurance	171	266	179	268
Total	$616	$385	$696	$389

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$26	$249	$295	$570
Deferral of revenue	1	79	47	127
Amortization	(1)	(21)	(24)	(46)
Balance at December 31, 2025	$26	$307	$318	$651
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

RiverSource Life Insurance Company

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$65,737	$9,839	$75,576
Premiums and deposits	996	526	1,522
Policy charges	(1,318)	(321)	(1,639)
Surrenders and other benefits	(7,347)	(413)	(7,760)
Investment return	8,373	1,495	9,868
Net transfer from (to) general account	30	48	78
Balance at December 31, 2025	$66,471	$11,174	$77,645
Cash surrender value	$65,338	$10,463	$75,801

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Company

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2025	2024	2023
Balance at beginning of period	$(919)	$335	$1,103
Issuances	23	24	17
Interest accrual and time decay	(116)	(66)	(53)
Reserve increase from attributed fees collected	761	790	788
Reserve release for benefit payments and derecognition	(9)	(11)	(35)
Effect of changes in interest rates and bond markets	(51)	(1,078)	(367)
Effect of changes in equity markets and subaccount performance	(1,006)	(1,228)	(1,267)
Effect of changes in equity index volatility	90	59	(67)
Actual policyholder behavior different from expected behavior	68	71	5
Effect of changes in future expected assumptions	93	106	128
Effect of changes in the instrument-specific credit risk on market risk benefits	(26)	79	83
Balance at end of period	$(1,092)	$(919)	$335
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,274	$2,182	$1,427
Liability position	(1,182)	(1,263)	(1,762)
Net asset (liability) position	$1,092	$919	$(335)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$291	$462	$913
Living benefits	$1,811	$2,429	$2,513
Composite (greater of)	$2,084	$2,829	$3,308
Weighted average attained age of contractholders	70	69	69
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(966)	$(2,111)	$(1,551)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(20)	$85	$84

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(1,092)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.2%
			Surrender rate(2)	0.4%	–	75.0%	3.6%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.8%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $70 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $14 million.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $1.1 billion and $964 million as of December 31, 2025 and 2024, respectively. The amount of the Company’s liability including accrued interest was $200 million and $201 million as of December 31, 2025 and 2024, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2025 and 2024. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2025 and 2024 was 4.0% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2025 and 2024 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$14,971	$711	$15,682
Residential mortgage backed securities	—	5,417	—	5,417
Commercial mortgage backed securities	—	2,104	—	2,104
State and municipal obligations	—	677	—	677
Asset backed securities	—	1,392	831	2,223
Foreign government bonds and obligations	—	1	—	1
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	24,562	1,542	26,105
Cash equivalents	665	2,872	—	3,537
Market risk benefits	—	—	2,274	2,274	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	142	—	143
Equity derivative contracts	218	12,708	—	12,926
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	16	—	16
Total other assets	219	12,889	—	13,108
Separate account assets at net asset value (“NAV”)				77,645	(2)
Total assets at fair value	$885	$40,323	$3,875	$122,728

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$58	$58
IUL embedded derivatives	—	—	1,042	1,042
Structured variable annuity embedded derivatives	—	—	3,879	3,879
Total policyholder account balances, future policy benefits and claims	—	—	4,979	4,979	(3)
Market risk benefits	—	—	1,182	1,182	(1)
Other liabilities:
Interest rate derivative contracts	1	218	—	219
Equity derivative contracts	343	7,627	—	7,970
Total other liabilities	344	7,845	—	8,189
Total liabilities at fair value	$344	$7,845	$6,161	$14,350

RiverSource Life Insurance Company

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at NAV				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $258 million and $211 million cumulative decrease to the embedded derivatives as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2025	$572	$881	$1,453		$55
Total gains (losses) included in:
Net income	2	—	2	(1)	9
Other comprehensive income (loss)	18	14	32		—
Purchases	169	—	169		—
Settlements	(50)	(64)	(114)		(5)
Balance at December 31, 2025	$711	$831	$1,542		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2025	$2	$—	$2	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2025	$18	$14	$32		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2025	$53		$1,002		$2,461		$3,516
Total (gains) losses included in:
Net income	10	(2)	204	(2)	1,758	(3)	1,972
Issues	—		(20)		102		82
Settlements	(5)		(144)		(442)		(591)
Balance at December 31, 2025	$58		$1,042		$3,879		$4,979
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2025	$—		$204	(2)	$1,758	(3)	$1,962

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities			Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total	Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940	$48
Total gains (losses) included in:
Net income	—	—	—	6
Other comprehensive income (loss)	12	10	22	—
Purchases	110	—	110	—
Settlements	(65)	—	(65)	(3)
Balance at December 31, 2023	$452	$555	$1,007	$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and presented as a contra liability.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $42 million, $14 million and $51 million, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$708	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.6%	1.2%
Asset backed securities	$831	flow	Annual default rate(2)	2.7%	–	6.6%	5.1%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	185	–	350	201	bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
Fixed deferred indexed annuity embedded derivatives	$58	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,042	flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$3,879	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.0%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190	–	360	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $17 million and $27 million as of December 31, 2025 and 2024, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,927	$—	$—	$1,877	$1,877
Policy loans	1,056	—	1,056	—	1,056
Other investments	56	—	37	19	56
Receivables	5,358	—	—	4,485	4,485
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$23,297	$—	$—	$19,636	$19,636
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	329	—	329
Other liabilities	3	—	—	3	3
Separate account liabilities — investment contracts	366	—	366	—	366

RiverSource Life Insurance Company

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2025, 2024 and 2023, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next three annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $313 million, $352 million and $338 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $296 million and $277 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Investments

The Company has holdings of AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC or Ameriprise Advisor Financing 2, LLC, subsidiaries of Ameriprise Financial. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025 and 2024, the fair value of these asset backed securities was $830 million and $879 million, respectively, and is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $54 million, $44 million and $34 million for the years ending December 31, 2025, 2024 and 2023, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2025 and 2024. See Note 13 for information about additional lines of credit with an affiliate.

RiverSource Life Insurance Company

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	50
Return of capital received from RTA	—	40	75

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $275 million and $736 million as of December 31, 2025 and 2024, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.5 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Statutory net gain from operations	$1,855	$1,097	$1,331
Statutory net income (loss)	1,101	(91)	845

Government debt securities of $4 million as of both December 31, 2025 and 2024 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$12,894	$—	$12,894	$(8,023)	$(2,484)	$(2,296)	$91
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	205	—	205	(41)	—	—	164
Total	$13,108	$—	$13,108	$(8,073)	$(2,484)	$(2,296)	$255

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$8,122	$—	$8,122	$(8,023)	$—	$(99)	$—
OTC cleared	19	—	19	(9)	—	—	10
Exchange-traded	48	—	48	(41)	—	—	7
Total	$8,189	$—	$8,189	$(8,073)	$—	$(99)	$17

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

RiverSource Life Insurance Company

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$36,007	$143	$219	$39,082	$179	$324
Equity contracts	131,028	12,926	7,970	108,205	8,943	5,331
Credit contracts	3,318	16	—	2,914	59	—
Foreign exchange contracts	2,234	23	—	2,938	42	7
Total non-designated hedges	172,587	13,108	8,189	153,139	9,223	5,662
Embedded derivatives
IUL	N/A	—	1,042	N/A	—	1,002
Fixed deferred indexed annuities and deposit receivables	N/A	59	58	N/A	55	53
Structured variable annuities(3)	N/A	—	3,879	N/A	—	2,461
Total embedded derivatives	N/A	59	4,979	N/A	55	3,516
Total derivatives	$172,587	$13,167	$13,168	$153,139	$9,278	$9,178

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2025 included $3.9 billion of individual contracts in a liability position and $1 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $1.7 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $100 million and $84 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $2.7 billion and $2.2 billion, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.4 billion and $2.0 billion, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$2	$—	$(198)
Equity contracts	1,554	100	(842)
Credit contracts	—	—	(82)
Foreign exchange contracts	—	—	(29)
IUL embedded derivatives	—	(60)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	18	—
Structured variable annuity embedded derivatives	(1,758)	—	—
Total gain (loss)	$(202)	$58	$(1,151)

Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2025:

(in millions)	Premiums Payable	Premiums Receivable
2026	$247	$88
2027	21	—
2028	31	—
2029	135	—
2030	217	—
2031	16	—
Total	$667	$88

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

RiverSource Life Insurance Company

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $99 million and $67 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $99 million and $67 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$675	$(145)	$530
Reclassification of net (gains) losses on securities included in net income(2)	6	(1)	5
Impact of benefit reserves and reinsurance recoverables	(9)	2	(7)
Net unrealized gains (losses) on securities	672	(144)	528
Effect of changes in discount rate assumptions on certain long-duration contracts	(91)	19	(72)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	26	(6)	20
Other	1	—	1
Total other comprehensive income (loss)	$608	$(131)	$477

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on MRBs	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

RiverSource Life Insurance Company

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2023	$(991)	$(72)	$(20)	$(1)	$(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	(758)	27	(147)	(1)	(879)
OCI before reclassifications	523	(72)	20	1	472
Amounts reclassified from AOCI	5	—	—	—	5
Total OCI	528	(72)	20	1	477
Balance at December 31, 2025	$(230)	$(45)	$(127)	$—	$(402)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax
Federal	$(85)	$(297)	$(112)
State	(4)	(4)	2
Total current income tax	(89)	(301)	(110)
Deferred income tax
Federal	170	402	98
State	4	2	2
Total deferred income tax	174	404	100
Total income tax provision (benefit)	$85	$103	$(10)

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in millions, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$165	21.0%	$193	21.0%	$81	21.0%
State and local income taxes, net of federal income tax effect(1)	—	—	(2)	(0.2)	3	0.9
Tax credits:
Low income housing credit	(20)	(2.6)	(25)	(2.7)	(31)	(8.0)
Foreign tax credit, net of addback	(24)	(3.0)	(21)	(2.2)	(27)	(7.0)
Nontaxable or nondeductible items:
Dividends received deduction	(29)	(3.7)	(31)	(3.4)	(32)	(8.2)
Other	—	—	(1)	(0.1)	2	0.4
Changes in unrecognized tax benefits	2	0.2	—	—	6	1.6
Other adjustments:
Audit adjustments	(8)	(1.0)	(9)	(1.0)	(13)	(3.4)
Other	(1)	(0.1)	(1)	(0.2)	1	0.2
Effective tax rate	$85	10.8%	$103	11.2%	$(10)	(2.5)%

(1)

State taxes in Illinois, Florida, Mississippi, New Hampshire and Hawaii made up the majority (greater than 50 percent) of the tax effect in this category for 2025. State taxes in Florida, Oregon, New Hampshire and Minnesota made up the majority (greater than 50 percent) of the tax effect in this category for 2024. State taxes in Florida made up the majority (greater than 50 percent) of the tax effect in this category for 2023.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$525	$801
Investments including net unrealized on Available-for-Sale securities	119	177
Other	44	39
Gross deferred income tax assets	688	1,017
Less: valuation allowance	30	32
Total deferred income tax assets	658	985
Deferred income tax liabilities
Deferred acquisition costs	324	355
Other	77	57
Gross deferred income tax liabilities	401	412
Net deferred income tax assets	$257	$573

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $33 million, net of federal benefit, which will expire beginning December 31, 2026. Based on analysis of the Company’s tax position as of December 31, 2025, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2025	2024	2023
Balance at January 1	$22	$27	$37
Reductions for tax positions related to the current year	(2)	(3)	(3)
Additions for tax positions of prior years	2	—	65
Reductions for tax positions of prior years	—	—	(71)
Reductions due to lapse of statutes of limitations	(1)	(2)	(1)
Balance at December 31	$21	$22	$27

If recognized, approximately $18 million, $17 million and $19 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2025, 2024 and 2023, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $3 million, $2 million and $8 million in interest and penalties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had a payable of $19 million and $13 million, respectively, related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial, Inc. and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have a material impact to the Company’s consolidated financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in millions)	2025	2024	2023
Income taxes paid (received), net	$(81)	$(286)	$215
Federal	(81)	(286)	215

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2025	2024
Commercial mortgage loans	$27	$58

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the

RiverSource Life Insurance Company

outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $13 million and $11 million, respectively. As of December 31, 2025 and 2024, the related premium tax asset was $11 million and $9 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

SAI9010_12_E01_(05/26)

PART C – OTHER INFORMATION
Item 27. Exhibits

(a)	(i)
Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated
August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Group Deferred 403 (b) Annuity Contract (form 411333) with data pages filed electronically as Exhibit 4.1 to the
Initial Registration Statement No. 333-177381 on Form N-4 for RiverSource Retirement Group Annuity Contract II, on or
about Oct. 19, 2011, is incorporated by reference.

(ii)
Form of Group Deferred 403 (b) Annuity Certificate (form 411334)with data pages filed electronically as Exhibit 4.2 to the
Initial Registration Statement No. 333-177381 on Form N-4 for RiverSource Retirement Group Annuity Contract I, on or
about Oct.19, 2011, is incorporated by reference
.

(iii)
Form of Guarantee Period Accounts endorsement filed electronically as Exhibit 4.3 to the Initial Registration Statement
No. 333-177381 on Form N-4 for RiverSource Retirement Group Variable Annuity Contract II, on or about Oct. 19, 2011, is incorporated by reference.

(iv)
Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as
Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about
Jan. 2, 2007, is incorporated by reference.

(e)
Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.
See Exhibit 5. to
Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999.

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to
Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company,
IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments,
Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777
is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance
Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment
Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement
No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance
Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management
Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s
Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus
Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(vii)
Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

(viii)
Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24,
2008 is incorporated by reference herein.

(x)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and
Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xii)
Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia
Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to
RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(xiii)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo
Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to
Registration Statement No. 333-79311 is incorporated by reference.

(xiv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable
Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s
Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xvi)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to
Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xviii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed,
Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment
No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference
.

(xxi)
Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life
Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement
Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration
Statement No. 333-79311 is incorporated by reference.

(xxii)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg
Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners
Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith
Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly
Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xxiii)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan
Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and
IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration
Statement No. 333-79311 is incorporated herein by reference.

(xxiv)
Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and
INVESCO Distributors, Inc., dated August 13, 2001, filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10
to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)		Not applicable.
(j)		Not applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		Not applicable.
(n)		Not applicable.
(o)		Not applicable.
(p)(i)		Power of Attorney to sign Amendment to this Registration Statement dated April 16, 2026 is filed electronically herewith.
(p)(ii)		Resolution of Board of Directors regarding Power of Attorney is filed electronically herewith.
101		Inline Interactive Data File – the instance document does not appear in the Interactive Data File because its iXBRL tags are embedded within the Inline XBRL document filed electronically herewith.
Item
28
. Directors and Officers of the Depositor
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name	Principal Business Address*	Position and Offices With Depositor
Jason J. Poor		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Kevin L. Kehn		Director, Senior Vice President and Chief Actuary
Travis J. Rako		Director, Vice President - RiverSource Service & Operations
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Kara D. Sherman		Director, Senior Vice President – National Sales Manager - Insurance

Name	Principal Business Address*	Position and Offices With Depositor
Stephen R. Wolfrath		Director, Senior Vice President – Insurance and Annuities Product Development and Management
Brian E. Hartert		Director, Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item
29
.
Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP 1	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc. 2	Minnesota
Ameriprise Financial Services, LLC 2	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc. 2	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc. 2	Delaware
Seligman Partners, LLC 3	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH ‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP 4	Scotland
Columbia Threadneedle PE Co-Investment FP LP 4	Scotland
Columbia Threadneedle Real Estate Partners LLP 5	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
The Aurora Fund (Founder Partner) LP 4	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP 4	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP 4	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP 4	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
FP Asset Management Holdings Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc. 2	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC 6	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
Columbia Threadneedle Pullman Promote Ltd.	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Columbia Threadneedle AM (Holdings) Limited owns a percentage of the entity
5
Columbia Threadneedle Treasury Limited holds 1 unit
6
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such
Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Jason J. Poor	Chairman of the Board and Chief Executive Officer
Jessica A. Kneeshaw	Director
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Michael S. Mattox	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$ 443,503,518	None	None	None
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Guarantee Period Account	600	21,290,150	0	32,188	792,440	Yes
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Undertakings
RiverSource Life Insurance Company undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
Additional Representations
RiverSource Life Insurance Company is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code.
Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its
Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on
April 30, 2026
.

RiverSource Variable Account 10
(Registrant)
By:	/s/ Jason J. Poor
Jason J. Poor Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on
April 30, 2026
.

RiverSource Life Insurance Company
(Depositor)
By:	/s/ Jason J. Poor
Jason J. Poor Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this
Registration
Statement has been signed by the following persons in the
capacities indicated on
April 30, 2026
.

Signature	Title
/s/ Jason J. Poor	Chairman of the Board and President (Chief Executive Officer)
Jason J. Poor
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L Kehn	Director, Senior Vice President and Chief Actuary
Kevin L Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Director, Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Senior Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ Kara D Sherman	Director, Senior Vice President – National Sales Manager - Insurance
Kara D Sherman
/s/ Travis J. Rako	Director, Vice President - RiverSource Service & Operations
Travis J. Rako
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement dated April 16, 2026, filed electronically as Exhibit (p)(i) to RiverSource Variable Account 10's Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 333-230376, is incorporated by reference
, by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of
Post-Effective Amendment Nos.
17 (File No. 333-177381) and 2 (File No. 333-290379)
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource Retirement Group Annuity Contract II
PART B.
The combined Statement of Additional Information and Financial Statements for
RiverSource Variable Account 10
dated
May 1, 2026
is
filed electronically herewith.
PART C.
Other Information.
The signatures.
Exhibits.

Exhibit Index

(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered
(l)	Consent of Independent Registered Public Accounting Firm
(p)(i)	Power of Attorney
(p)(ii)	Resolution of Board of Directors